UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Annual Report                                                      July 31, 2021
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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.


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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2021

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2021

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the Sector
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the 12-month period ended July
31, 2021.

I often mention at the end of my shareholder letters that investors should stay the course. I do so because First Trust believes in the buy and hold investment philosophy, and the math supports our view. The S&P 500(R) Index (the "Index")
has never failed to fully recover the losses sustained in any correction or bear market. As of July 31, 2021, the Index stood just 0.61% below its all-time closing high set on July 26, 2021. Whether you believe that history repeats itself or simply rhymes, it provides us with valuable insight either way. When it comes to setting realistic expectations about equity returns over time, we know that the Index delivered an average annual total return of 10.28% from
1926-2020 (95 years), according to data from Morningstar/Ibbotson Associates.
That is our long-term performance benchmark for stocks in the U.S. Why is that relevant in today's climate? It is important to note that this very Index has posted a total return of 17.99% year-to-date and 36.45% for the 12-month period ended July 31, 2021, according to Bloomberg. Using industry jargon, these are sometimes referred to as "outsized" returns, or well-above the norm.

As previously noted, the stock market experiences selloffs of various degrees on an ongoing basis. The more severe declines are referred to as corrections and bear markets. Corrections are defined as a 10.00% to 19.99% decline in the price of an index or security from its most recent closing high. Bear markets entail price declines of 20% or more. Since 1950, the Index has endured 38 selloffs totaling 10% or more, with nine of them being bear markets, according to The
Motley Fool, a private financial and investing advice company. Over that 71-year period, on average, the stock market experienced a correction every 1.84 years, compared to every 7.78 years for bear markets. The last major selloff occurred in the first quarter of 2020 (17 months ago), when the Index plunged 33.79%, due to the initial shock from the onset of the coronavirus ("COVID-19") pandemic.
While that qualified as a bear market, some investors may be thinking we are due for a correction in the coming months. Remember, these statistics represent averages. A June 2021 survey by the CFA Institute found that 45% of the chartered financial analysts it polled believe we will have a correction within
1-3 years. I offer this forecast to show investors how challenging it is to make such market calls, even for highly credentialled professionals. A 1-3 year projection isn't exactly actionable information, in my opinion.

The bottom line is that those individuals who have remained invested in the stock and bond markets throughout the COVID-19 pandemic have likely prospered beyond what they might have imagined. Suffice it to say that the markets have exceeded expectations over the past 12 months. I think your average investor would have been content with just being in positive territory. Looking ahead, I see more tailwinds for the markets than headwinds, particularly with respect to the stock market. There is plenty of liquidity in the economy thanks to the accommodative monetary policy of the Federal Reserve (the "Fed") and fiscal stimulus from Congress. We have the potential for another $4 to $5 trillion in fiscal stimulus from President Joe Biden's bipartisan infrastructure bill and the Democrat-driven budget package, including funds earmarked for climate change projects (green energy), health care, education, and more. Perhaps the biggest headwind moving forward is rising inflation. We should know in the next few months if it is transitory, as Fed Chairman Jerome Powell believes, or if it will be with us for a sustained period. Stay tuned and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

We have learned recently that the reopening process for the economy from the coronavirus ("COVID-19") pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. As of the end of July 2021, only 50% of the U.S. population was fully vaccinated, according to Science magazine. In the last two weeks of July 2021, 80% to 87% of all COVID-19 cases were caused by the Delta variant, according to the Centers for Disease Control and Prevention. The Biden Administration is advocating for a third shot
(booster) for those who have already been fully vaccinated. It should come as no surprise that it is receiving plenty of resistance, including some from the scientific community. We intend to monitor this closely in the months ahead.

The global growth forecast from the International Monetary Fund ("IMF") released in July 2021 projected a 6.0% real growth rate for gross domestic product for
2021, up from -3.2% in 2020. The IMF is calling for a 7.0% growth rate for the
U.S. in 2021, up from -3.5% the previous year. Advanced Economies are expected to register a 5.6% growth rate, up from -4.6%. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than
Advanced Economies in 2021. Their 2021 growth rate estimate is 6.3%, up from
-2.1% a year ago.

Data from Refinitiv, a global provider of financial market data, indicates that global mergers and acquisitions ("M&A") activity set a record high in the first seven months of 2021, with announced deals valued at $3.3 trillion, according to
The Motley Fool, a private financial and investing advice company. Activity was up 116% from the same period a year ago. U.S. M&A activity totaled $1.6 trillion for the period. The total number of deals also set a record high by topping
33,000. Technology companies accounted for 23% of all global M&A deals. M&A serves as a good barometer of economic and business confidence levels, in our opinion.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed in the U.S. stood at an all-time high of $6.60 trillion in July
2021, up from $4.61 trillion a year ago, according to its own release. Net inflows to U.S. listed ETFs/ETPs totaled $788.00 billion for the 12-month period ended July 31, 2021.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended July 31, 2021,
U.S. Equity funds/ETFs reported estimated net outflows totaling $27.93 billion, according to data from Morningstar. Investors continue to overwhelmingly favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $198.00 billion, compared to estimated net outflows totaling $225.93 billion for actively managed U.S. Equity funds/ETFs for the same period.

Investors were net buyers of sector funds and ETFs over the past year. For the
12-month period ended July 31, 2021, Sector Equity funds/ETFs reported estimated net inflows totaling an impressive $117.25 billion. Passive Sector Equity funds/ETFs reported estimated net inflows totaling $107.23 billion, compared to estimated net inflows totaling $10.02 billion for actively managed Sector Equity funds/ETFs for the same period.

For the 12-month period ended July 31, 2021, all 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 36.45% over the same period.
Six of the 11 sectors outperformed the broader index. Those six sectors were as follows: Financials (55.21%); Industrials (46.43%); Energy (44.43%);
Communication Services (43.91%); Materials (41.53%); and Information Technology
(40.03%). While up for the period, the Utilities sector delivered the worst results with a total return of 12.03%.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer
Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Discretionary Index. The shares of the
Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the
"Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer
Discretionary Index using the Industry Classification Benchmark ("ICB") sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              54.99%     12.18%      12.09%        9.03%       77.62%    213.07%      242.06%
Market Price                     54.93%     12.18%      12.09%        9.03%       77.64%    213.02%      242.00%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Discretionary Index           56.01%     12.88%      12.82%        9.79%       83.24%    234.15%      277.61%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Consumer
   Discretionary Index           26.40%     18.74%      18.12%       13.03%      136.07%    428.73%      471.31%
Russell 1000(R) Consumer
   Discretionary Index(1)        34.98%     20.04%      18.38%        N/A        149.28%    440.49%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 54.99% during the period covered by this report. During the same period, the S&P 500(R) Consumer
Discretionary Index (the "Benchmark") generated a return of 26.40%. Specialty
Retail was the industry with the greatest allocation in the Fund during the same period. This industry had an average weight of 19.4% in the Fund, which led to this industry being the top contributing industry to the Fund's performance with a 10.5% contribution. The top performing industry in the Fund was the
Automobiles industry with a 109.4% return. The worst performing industry in the
Fund was the IT Services industry with a -12.1% return. On a relative basis, the
Fund outperformed the Benchmark. The majority of the outperformance is attributable to the Fund under allocating the Benchmark by 32.2% among the relatively poor-performing Internet & Direct Marketing Retail industry.
Investments in this industry led to 7.3% of relative outperformance for the
Fund. The Fund underperformed the Benchmark among the securities in the
Textiles, Apparel & Luxury Goods industry, which led to -0.9% of relative drag.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        84.3%
Communication Services                         9.5
Industrials                                    3.6
Consumer Staples                               2.0
Information Technology                         0.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AutoNation, Inc.                               1.8%
Penske Automotive Group, Inc.                  1.6
Carvana Co.                                    1.5
L Brands, Inc.                                 1.5
Tempur Sealy International, Inc.               1.5
Target Corp.                                   1.5
Deckers Outdoor Corp.                          1.5
Lennar Corp., Class A                          1.5
D.R. Horton, Inc.                              1.5
YETI Holdings, Inc.                            1.4
                                            -------
  Total                                       15.3%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors ("RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the
RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell
1000(R) Consumer Discretionary and Services Index to the Russell 1000(R)
Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer
Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Discretionary Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                        JULY 31, 2011 - JULY 31, 2021

               First Trust                                                                                         Russell 1000(R)
          Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer           Consumer
             AlphaDEX(R) Fund           Discretionary Index             Index           Discretionary Index      Discretionary Index
7/31/11          $10,000                      $10,000                  $10,000                $10,000                  $10,000
1/31/12            9,793                        9,839                   10,229                 10,524                   10,490
7/31/12            9,694                        9,754                   10,796                 11,189                   11,252
1/31/13           11,585                       11,704                   11,971                 13,014                   13,140
7/31/13           13,782                       13,973                   13,627                 15,519                   15,531
1/31/14           14,588                       14,849                   14,633                 16,575                   16,601
7/31/14           15,487                       15,817                   15,953                 17,489                   17,464
1/31/15           16,693                       17,106                   16,646                 18,731                   18,655
7/31/15           18,049                       18,560                   17,745                 21,631                   21,088
1/31/16           15,692                       16,184                   16,345                 20,188                   19,412
7/31/16           17,628                       18,235                   18,604                 22,395                   21,681
1/31/17           17,633                       18,300                   19,746                 23,514                   22,596
7/31/17           18,526                       19,289                   21,571                 25,508                   24,677
1/31/18           21,842                       22,816                   24,847                 30,332                   29,346
7/31/18           21,151                       22,162                   25,061                 31,503                   29,880
1/31/19           20,430                       21,466                   24,307                 30,851                   29,551
7/31/19           21,813                       23,003                   27,067                 34,415                   33,234
1/31/20           22,029                       23,316                   29,506                 36,022                   35,126
7/31/20           20,199                       21,417                   30,324                 41,834                   40,045
1/31/21           26,775                       28,488                   35,361                 47,904                   49,548
7/31/21           31,307                       33,415                   41,837                 52,873                   54,049


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples
Index (the "Consumer Staples Index"). The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by
IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              16.88%      4.44%      10.37%        9.08%       24.25%    168.29%      244.59%
Market Price                     16.95%      4.44%      10.38%        9.08%       24.27%    168.45%      244.64%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Staples Index                 17.57%      5.14%      11.16%        9.87%       28.46%    188.15%      281.80%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Consumer
   Staples Index                 18.20%      8.74%      11.94%       10.13%       52.06%    208.81%      294.96%
Russell 1000(R) Consumer
   Staples Index(1)              17.40%      6.55%      10.98%        N/A         37.34%    183.49%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 16.88% during the period covered by this report. During the same period, the S&P 500(R) Consumer Staples Index (the
"Benchmark") generated a return of 18.20%. The Food Products industry received the greatest allocation in the Fund during the period, with an average weight of
40.5%. The Food Products industry was also the greatest contributor to the
Fund's performance over the period with a 5.1% contribution, stemming from its
13.1% return. The top performing industry in the Fund was the Chemicals industry with a 52.4% return. The worst performing industry in the Fund was the Household
Products industry with a -10.2% return. The Household Products industry was also the least contributing industry stemming from its 11.2% allocation. On a relative basis, the Fund underperformed the Benchmark during the period. The greatest source of underperformance came from investments in the Tobacco industry. This industry caused -1.2% of underperformance for the Fund versus the
Benchmark. Meanwhile, some underperformance was recovered by the investments in the Beverage industry, which caused 1.1% of outperformance for the Fund.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                              91.6%
Health Care                                    5.1
Materials                                      3.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Spectrum Brands Holdings, Inc.                 4.4%
J.M. Smucker (The) Co.                         4.3
Bunge Ltd.                                     4.2
CVS Health Corp.                               4.2
Archer-Daniels-Midland Co.                     4.2
Tyson Foods, Inc., Class A                     4.1
Reynolds Consumer Products, Inc.               4.0
Conagra Brands, Inc.                           3.9
Kroger (The) Co.                               3.6
Casey's General Stores, Inc.                   3.4
                                            -------
  Total                                       40.3%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Staples Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                      JULY 31, 2011 - JULY 31, 2021

                                                                                             S&P 500(R)         Russell 1000(R)
            First Trust Consumer            StrataQuant(R)           Russell 1000(R)      Consumer Staples      Consumer Staples
          Staples AlphaDEX(R) Fund      Consumer Staples Index            Index                Index                 Index
7/31/11           $10,000                      $10,000                   $10,000              $10,000               $10,000
1/31/12             9,662                        9,700                    10,229               10,559                10,420
7/31/12             9,697                        9,803                    10,796               11,967                11,667
1/31/13            11,296                       11,460                    11,971               12,567                12,389
7/31/13            13,953                       14,220                    13,627               14,231                14,078
1/31/14            14,459                       14,789                    14,633               14,208                14,133
7/31/14            16,065                       16,496                    15,953               15,244                15,316
1/31/15            18,173                       18,704                    16,646               17,179                17,209
7/31/15            19,776                       20,420                    17,745               18,185                18,520
1/31/16            18,940                       19,607                    16,345               18,636                18,895
7/31/16            21,595                       22,430                    18,604               20,308                20,642
1/31/17            20,215                       21,064                    19,746               19,835                20,225
7/31/17            20,880                       21,829                    21,571               21,201                21,398
1/31/18            22,640                       23,748                    24,847               22,497                22,068
7/31/18            20,992                       22,104                    25,061               21,077                20,583
1/31/19            20,631                       21,784                    24,307               21,345                20,721
7/31/19            21,165                       22,433                    27,067               24,162                22,667
1/31/20            22,279                       23,699                    29,506               25,987                24,457
7/31/20            22,954                       24,509                    30,324               26,124                24,147
1/31/21            24,790                       26,545                    35,361               27,190                25,168
7/31/21            26,829                       28,815                    41,837               30,881                28,349


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy
Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol
"FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              66.66%     -4.53%      -6.38%       -3.25%      -20.68%    -48.28%      -37.56%
Market Price                     66.51%     -4.54%      -6.40%       -3.26%      -20.75%    -48.37%      -37.61%

INDEX PERFORMANCE
StrataQuant(R) Energy Index      68.15%     -3.93%      -5.85%       -2.67%      -18.15%    -45.27%      -31.94%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Energy Index          44.43%     -2.12%      -0.95%        0.76%      -10.15%     -9.10%       11.32%
Russell 1000(R) Energy Index(1)  47.00%     -1.89%      -1.30%        N/A         -9.09%    -12.28%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 66.66% during the period covered by this report. During the same period, the S&P 500(R) Energy Index (the "Benchmark")
generated a return of 44.43%. During the same period covered by this report, the
Fund invested 76.7% in the Oil, Gas & Consumable Fuels industry. Investments in this industry generated 41.4% of contribution to the Fund's total return. The
Fund also allocated 0.7% to the Semiconductors & Semiconductor Equipment
industry which contributed 19.8% to the Fund's total return. The Semiconductors
& Semiconductor Equipment industry was the top performing industry with a 108.8%
return, while the Electrical Equipment industry was the worst performing industry with a -56.0% return. On a relative basis, the Fund outperformed the
Benchmark. The majority of the outperformance is attributable to the Fund over allocating the Benchmark among the well performing Semiconductors &
Semiconductor Equipment industry by 11.8%, which generated 14.7% of relative outperformance. The Fund's allocation to securities in the Electrical Equipment industry caused -2.1% of underperformance due to the industry's poor performance and the Benchmark's 0% allocation to the industry.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                        88.6%
Information Technology                         8.3
Industrials                                    3.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cheniere Energy, Inc.                          5.2%
Kinder Morgan, Inc.                            5.0
First Solar, Inc.                              5.0
Antero Midstream Corp.                         4.8
Cimarex Energy Co.                             4.8
Continental Resources, Inc.                    4.7
Occidental Petroleum Corp.                     4.4
Williams (The) Cos., Inc.                      4.0
Cabot Oil & Gas Corp.                          3.9
Hess Corp.                                     3.7
                                            -------
  Total                                       45.5%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the
Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index
into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R)
Energy Index because this index did not exist until on or about September 18,
2008.

StrataQuant(R) and StrataQuant(R) Energy Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 31, 2011 - JULY 31, 2021

          First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
           AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/11        $10,000               $10,000              $10,000             $10,000            $10,000
1/31/12          8,374                 8,405               10,229               9,476              9,378
7/31/12          7,850                 7,910               10,796               9,498              9,334
1/31/13          9,342                 9,452               11,971              10,511             10,357
7/31/13          9,704                 9,845               13,627              11,266             11,094
1/31/14         10,270                10,457               14,633              11,446             11,327
7/31/14         12,158                12,418               15,953              13,343             13,257
1/31/15          8,746                 8,946               16,646              10,722             10,507
7/31/15          7,466                 7,643               17,745               9,915              9,711
1/31/16          5,755                 5,893               16,345               8,617              8,262
7/31/16          6,520                 6,687               18,604              10,117              9,648
1/31/17          7,223                 7,437               19,746              10,909             10,426
7/31/17          6,195                 6,402               21,571              10,136              9,603
1/31/18          6,921                 7,182               24,847              11,629             11,014
7/31/18          7,834                 8,158               25,061              12,135             11,597
1/31/19          6,097                 6,354               24,307              10,194              9,680
7/31/19          5,031                 5,263               27,067              10,194              9,561
1/31/20          4,145                 4,355               29,506               9,123              8,544
7/31/20          3,105                 3,254               30,324               6,293              5,967
1/31/21          4,176                 4,401               35,361               7,061              6,898
7/31/21          5,172                 5,473               41,837               9,090              8,772


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the
"Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              71.99%     15.00%      14.07%        7.56%      101.17%    273.12%      182.00%
Market Price                     71.95%     15.00%      14.08%        7.56%      101.12%    273.30%      181.92%

INDEX PERFORMANCE
StrataQuant(R) Financials Index  73.24%     15.81%      14.90%        8.42%      108.30%    300.94%      215.87%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Financials Index      55.21%     16.14%      14.07%        3.44%      111.27%    273.14%       61.80%
Russell 1000(R) Financials
   Index(1)                      52.82%     17.80%      15.36%        N/A        126.82%    317.27%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 71.99% during the period covered by this report. During the same period, S&P 500(R) Financials Index (the "Benchmark")
generated a return of 55.21%. The industry that contributed the most was the
Banking industry with a 32.6% allocation, a 79.5% total return, and a 32.2%
contribution to the Fund's return. The Fund's greatest performing industry was the Consumer Finance industry with a 141.1% return. The Fund's worst performing industry was the IT Services industry with a 15.5% return. On a relative basis, the Fund outperformed the Benchmark. The majority of the Fund's outperformance is due to the Fund performing better among the Banking industry securities by
7.7%, which led to 8.9% of relative outperformance. There was no industry that led to a relative drag on performance against the Benchmark over the period.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Blackstone Group (The), Inc.                   1.9%
First American Financial Corp.                 1.7
Janus Henderson Group PLC                      1.7
Fidelity National Financial, Inc.              1.6
Aflac, Inc.                                    1.6
MGIC Investment Corp.                          1.6
Markel Corp.                                   1.6
Cincinnati Financial Corp.                     1.6
Assured Guaranty Ltd.                          1.6
Arch Capital Group Ltd.                        1.6
                                            -------
  Total                                       16.5%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Financial Services Index was changed to Russell 1000(R)
Financials Index.

StrataQuant(R) and StrataQuant(R) Financials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2011 - JULY 31, 2021

          First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R)
             AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financials Index
7/31/11          $10,000                  $10,000               $10,000              $10,000               $10,000
1/31/12           10,083                   10,128                10,229                9,598                 9,754
7/31/12           10,457                   10,544                10,796               10,111                10,378
1/31/13           12,393                   12,549                11,971               12,118                12,268
7/31/13           14,582                   14,820                13,627               14,402                14,376
1/31/14           15,408                   15,720                14,633               14,948                15,060
7/31/14           16,179                   16,565                15,953               16,045                16,090
1/31/15           16,870                   17,334                16,646               16,634                16,922
7/31/15           18,506                   19,083                17,745               18,355                18,657
1/31/16           16,322                   16,877                16,345               16,037                16,541
7/31/16           18,547                   19,250                18,604               17,663                18,397
1/31/17           21,157                   22,033                19,746               21,655                21,138
7/31/17           22,997                   24,023                21,571               23,489                23,104
1/31/18           25,488                   26,721                24,847               28,107                26,819
7/31/18           25,541                   26,868                25,061               26,654                26,451
1/31/19           24,160                   25,489                24,307               24,988                25,616
7/31/19           26,315                   27,864                27,067               27,574                29,043
1/31/20           27,165                   28,867                29,506               29,548                31,269
7/31/20           21,695                   23,145                30,324               24,040                27,304
1/31/21           29,824                   31,926                35,361               29,320                33,093
7/31/21           37,312                   40,094                41,837               37,314                41,727


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index
(the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              28.08%     14.67%      15.69%       13.61%       98.26%    329.49%      514.23%
Market Price                     28.11%     14.68%      15.69%       13.61%       98.31%    329.45%      514.38%

INDEX PERFORMANCE
StrataQuant(R) Health Care
   Index                         28.88%     15.44%      16.46%       14.42%      104.97%    359.11%      579.74%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Health Care Index     27.33%     14.06%      16.68%       11.56%       93.01%    367.73%      374.31%
Russell 1000(R) Health Care
   Index(1)                      27.50%     14.84%      17.21%        N/A         99.70%    389.28%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 28.08% during the period covered by this report. During the same period, the S&P 500(R) Health Care Index (the
"Benchmark") generated a return of 27.33%. The Fund's greatest allocation was in the Health Care Providers & Services industry with a 26.0% allocation. It was the Life Sciences Tools & Services industry, however, that had the top performance and largest contribution to the Fund's return at 52.2% and 9.1%, respectively. This industry was given an 18.9% allocation. The Health Care
Technology industry was the only industry in the Fund to have a negative return at -7.1% and a negative contribution to the Fund's return at -0.4%. On a relative basis, the Fund outperformed the Benchmark. Outperformance of 0.7% came from the Life Sciences Tools & Services industry, due to its overallocation and outperformance relative to the Benchmark. Outperformance in the amount of -2.3%
was reversed due to the investments in Health Care Equipment & Supplies industry, in which the Fund's investments underperformed those in the Benchmark by -10.9%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                  2.8%
Bio-Rad Laboratories, Inc., Class A            2.2
Hologic, Inc.                                  2.1
Quidel Corp.                                   2.1
Charles River Laboratories International,
   Inc.                                        2.1
Universal Health Services, Inc., Class B       2.1
Quest Diagnostics, Inc.                        2.0
Laboratory Corp. of America Holdings           2.0
Cooper (The) Cos., Inc.                        2.0
Avantor, Inc.                                  2.0
                                            -------
  Total                                       21.4%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Health Care Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2011 - JULY 31, 2021

          First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)           Russell 1000(R)
             AlphaDEX(R) Fund          Health Care Index           Index           Health Care Index      Health Care Index
7/31/11           $10,000                   $10,000               $10,000               $10,000                $10,000
1/31/12            10,028                    10,070                10,229                10,612                 10,564
7/31/12            10,517                    10,583                10,796                11,543                 11,520
1/31/13            12,493                    12,619                11,971                13,041                 13,098
7/31/13            14,986                    15,200                13,627                15,656                 15,795
1/31/14            17,598                    17,911                14,633                17,326                 17,577
7/31/14            18,700                    19,087                15,953                19,010                 19,226
1/31/15            21,536                    22,054                16,646                21,776                 22,152
7/31/15            24,506                    25,190                17,745                24,228                 24,854
1/31/16            18,872                    19,451                16,345                21,248                 21,400
7/31/16            21,664                    22,398                18,604                24,231                 24,500
1/31/17            20,953                    21,724                19,746                22,877                 23,258
7/31/17            23,553                    24,503                21,571                26,171                 26,565
1/31/18            26,095                    27,235                24,847                29,131                 29,525
7/31/18            27,031                    28,310                25,061                29,655                 30,287
1/31/19            26,294                    27,625                24,307                30,489                 31,116
7/31/19            27,315                    28,819                27,067                30,925                 31,879
1/31/20            29,098                    30,804                29,506                34,178                 34,968
7/31/20            33,529                    35,621                30,324                36,734                 38,378
1/31/21            38,189                    40,697                35,361                40,429                 42,700
7/31/21            42,949                    45,911                41,837                46,772                 48,930


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the
StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)
selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.
IDI constructs the Industrials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              53.21%     16.53%      13.73%        8.86%      114.90%    261.95%      234.58%
Market Price                     53.25%     16.53%      13.75%        8.86%      114.90%    262.55%      234.59%

INDEX PERFORMANCE
StrataQuant(R) Industrials
   Index                         54.23%     17.34%      14.52%        9.64%      122.41%    288.13%      270.35%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Industrials Index     46.43%     13.84%      13.72%        9.15%       91.21%    261.68%      247.83%
Russell 1000(R) Industrials
   Index(1)                      46.65%     14.87%      14.24%        N/A        100.03%    278.53%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 53.21% during the period covered by this report. During the same period, the S&P 500(R) Industrials Index (the
"Benchmark") generated a return of 46.43%. During the period covered by this report, the Machinery industry received the largest allocation at 17.7%. This industry was also the largest contributor to the Fund's performance with an 8.6%
contribution, stemming from its 47.8% return. Although the allocation to the
Marine industry was only 0.1% in the Fund over the period, it was the Fund's worst performing industry at -2.3%, which contributed -0.0% to the Fund's performance. On a relative basis, the Fund outperformed the Benchmark. The greatest source of the Fund's outperformance came from the Aerospace & Defense industry where the Fund outperformed the Benchmark by 17.1%, creating 2.8% of relative outperformance. The Fund underperformed the Benchmark among the Air
Freight & Logistics industry by -9.1%, which created -0.6% of relative drag.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   65.4%
Materials                                     12.0
Information Technology                        11.9
Consumer Discretionary                         3.6
Financials                                     3.3
Health Care                                    2.5
Utilities                                      1.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Carrier Global Corp.                           1.4%
Bill.com Holdings, Inc.                        1.4
Waters Corp.                                   1.4
Knight-Swift Transportation Holdings, Inc.     1.4
Axon Enterprise, Inc.                          1.3
Brunswick Corp.                                1.3
Advanced Drainage Systems, Inc.                1.3
Capital One Financial Corp.                    1.3
Builders FirstSource, Inc.                     1.3
Fortive Corp.                                  1.3
                                            -------
  Total                                       13.4%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Producer Durables Index was changed to Russell 1000(R)
Industrials Index.

StrataQuant(R) and StrataQuant(R) Industrials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2011 - JULY 31, 2021

          First Trust Industrials/                                                                          Russell 1000(R)
             Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)          Producer Durables
              AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index            Index
7/31/11           $10,000                    $10,000               $10,000               $10,000                $10,000
1/31/12            10,331                     10,380                10,229                10,582                 10,515
7/31/12             9,928                     10,010                10,796                10,665                 10,539
1/31/13            11,852                     11,996                11,971                12,055                 12,085
7/31/13            13,693                     13,908                13,627                13,722                 13,815
1/31/14            15,793                     16,106                14,633                15,333                 15,485
7/31/14            16,765                     17,161                15,953                16,017                 16,165
1/31/15            16,822                     17,278                16,646                16,990                 17,120
7/31/15            16,983                     17,484                17,745                17,124                 17,413
1/31/16            14,096                     14,552                16,345                16,197                 16,262
7/31/16            16,842                     17,452                18,604                18,915                 18,925
1/31/17            19,685                     20,513                19,746                20,712                 20,903
7/31/17            20,683                     21,625                21,571                22,378                 22,680
1/31/18            24,633                     25,842                24,847                26,030                 26,658
7/31/18            24,318                     25,591                25,061                25,285                 26,050
1/31/19            22,671                     23,910                24,307                23,882                 24,701
7/31/19            25,211                     26,678                27,067                26,191                 27,336
1/31/20            26,275                     27,897                29,506                27,605                 28,750
7/31/20            23,624                     25,166                30,324                24,698                 25,812
1/31/21            29,901                     31,954                35,361                29,472                 30,890
7/31/21            36,195                     38,813                41,837                36,168                 37,853


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the
"Materials Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              64.02%     12.63%      10.71%        9.27%       81.26%    176.55%      253.11%
Market Price                     64.00%     12.63%      10.70%        9.27%       81.24%    176.28%      253.05%

INDEX PERFORMANCE
StrataQuant(R) Materials Index   65.20%     13.44%      11.52%       10.08%       87.83%    197.55%      292.17%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Materials Index       41.53%     13.91%      10.68%        7.81%       91.79%    175.93%      191.67%
Russell 1000(R) Basic
   Materials Index(1)            40.95%     13.69%      11.10%        N/A         89.98%    186.39%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 64.02% during the period covered by this report. During the same period, the S&P 500(R) Materials Index (the "Benchmark")
generated a return of 41.53%. During the period covered by this report, the
Chemicals industry received the largest allocation in the Fund with a weight of
55.6%. The largest contribution to the Fund's return was generated by this industry, stemming from its large allocation and 59.9% return, which led to a
34.7% contribution. No industry had a negative contribution to the Fund's performance over the period covered in this report. The Metals & Mining industry was the top performing industry with an 84.2% return, while the Trading
Companies & Distributors industry was the worst performing industry with a 30.7%
return. On a relative basis, the Fund outperformed the Benchmark. The majority of the Fund's outperformance is due to the Fund outperforming the Benchmark among the Chemicals industry by 23.6%. Investments in this industry led to 14.2%
of outperformance. The Fund did not allocate any weighting to the well-performing Construction Materials industry, which created -0.7% of relative drag.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                     92.9%
Industrials                                    7.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Steel Dynamics, Inc.                           5.1%
Celanese Corp.                                 4.9
Freeport-McMoRan, Inc.                         4.9
Olin Corp.                                     4.8
Huntsman Corp.                                 4.7
Mosaic (The) Co.                               4.6
Chemours (The) Co.                             4.5
Nucor Corp.                                    4.1
Reliance Steel & Aluminum Co.                  3.9
Avery Dennison Corp.                           3.8
                                            -------
  Total                                       45.3%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Basic Materials Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS. On September 18,
2020, the name of the Russell 1000(R) Materials and Processing Index was changed to Russell 1000(R) Basic Materials Index.

StrataQuant(R) and StrataQuant(R) Materials Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2011 - JULY 31, 2021

          First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)            Russell 1000(R)
            AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Basic Materials Index
7/31/11          $10,000                 $10,000              $10,000              $10,000                 $10,000
1/31/12            9,880                   9,932               10,229               10,013                  10,116
7/31/12            9,522                   9,609               10,796                9,479                   9,617
1/31/13           11,568                  11,725               11,971               10,754                  11,089
7/31/13           11,941                  12,147               13,627               11,255                  11,662
1/31/14           13,392                  13,677               14,633               12,410                  12,813
7/31/14           14,058                  14,406               15,953               13,857                  13,984
1/31/15           13,050                  13,409               16,646               13,640                  13,727
7/31/15           13,445                  13,865               17,745               13,270                  13,577
1/31/16           11,510                  11,904               16,345               11,391                  11,856
7/31/16           15,256                  15,838               18,604               14,385                  15,073
1/31/17           16,877                  17,578               19,746               15,551                  16,398
7/31/17           17,395                  18,180               21,571               16,481                  17,351
1/31/18           20,508                  21,515               24,847               19,168                  20,089
7/31/18           19,690                  20,729               25,061               18,366                  19,350
1/3/119           17,056                  18,008               24,307               16,561                  17,399
7/31/19           17,707                  18,769               27,068               18,340                  19,221
1/31/20           17,208                  18,313               29,507               18,351                  19,310
7/31/20           16,859                  18,012               30,324               19,499                  20,319
1/31/21           22,580                  24,217               35,361               23,058                  23,457
7/31/21           27,655                  29,755               41,837               27,593                  28,639


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the
"Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              40.34%     29.70%      19.61%       14.10%      266.96%    499.22%      553.62%
Market Price                     40.36%     29.69%      19.61%       14.10%      266.82%    499.16%      553.56%

INDEX PERFORMANCE
StrataQuant(R) Technology Index  41.38%     30.40%      20.37%       14.92%      277.10%    538.78%      623.70%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Information
   Technology Index              40.03%     30.22%      22.26%       16.24%      274.44%    646.23%      751.21%
Russell 1000(R) Technology
   Index(1)                      45.24%     30.78%      21.92%        N/A        282.51%    625.86%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 40.34% during the period covered by this report. During the same period, the S&P 500(R) Information Technology Index (the
"Benchmark") generated a return of 40.03%. During the period covered by this report, the Software industry received the largest allocation to the Fund's portfolio with a 38.4% weight. This industry also contributed the most to the
Fund's return with a 14.6% contribution, stemming from its 38.9% return. The
Fund's worst-performing industry was the Specialty Retail industry with an
-11.9% return. The only investment in this industry was an allocation of less than 0.1% to Vroom, Inc. Thus, this industry's allocation was negligible, as was its contribution to the Fund's return. The Specialty Retail industry was the only industry with a negative return in the Fund. On a relative basis, the Fund outperformed the Benchmark. Investments in the IT Services industry caused 1.4%
outperformance for the Fund versus the Benchmark, the most of any industry.
Meanwhile, the industry that caused the most underperformance for the Fund was the Technology Hardware, Storage and Peripherals industry, which caused -1.2% of underperformance.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        88.5%
Communication Services                         6.3
Industrials                                    4.3
Health Care                                    0.6
Consumer Discretionary                         0.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Fortinet, Inc.                                 1.7%
Cloudflare, Inc., Class A                      1.7
Alphabet, Inc., Class A                        1.7
EPAM Systems, Inc.                             1.6
Gartner, Inc.                                  1.6
CACI International, Inc., Class A              1.6
Arrow Electronics, Inc.                        1.6
Xerox Holdings Corp.                           1.5
Jabil, Inc.                                    1.5
HubSpot, Inc.                                  1.5
                                            -------
  Total                                       16.0%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Technology Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2011 - JULY 31, 2021

          First Trust Technology       StrataQuant(R)      Russell 1000(R)      S&P 500(R) Information      Russell 1000(R)
             AlphaDEX(R) Fund         Technology Index          Index              Technology Index         Technology Index
7/31/11          $10,000                  $10,000              $10,000                 $10,000                  $10,000
1/31/12           10,128                   10,172               10,229                  10,629                   10,611
7/31/12            9,620                    9,698               10,796                  11,305                   11,055
1/31/13           10,532                   10,661               11,971                  11,494                   11,127
7/31/13           11,981                   12,175               13,627                  12,564                   12,142
1/31/14           13,794                   14,075               14,633                  14,197                   13,794
7/31/14           14,687                   15,038               15,953                  16,097                   15,693
1/31/15           15,508                   15,928               16,646                  16,819                   16,297
7/31/15           16,262                   16,757               17,745                  18,153                   17,388
1/31/16           14,118                   14,597               16,345                  17,634                   16,678
7/31/16           16,329                   16,939               18,604                  19,928                   18,976
1/31/17           18,579                   19,265               19,746                  22,027                   21,077
7/31/17           21,346                   22,201               21,571                  25,802                   24,542
1/31/18           26,304                   27,452               24,847                  31,522                   29,880
7/31/18           26,799                   28,061               25,061                  33,149                   31,368
1/31/19           28,056                   29,380               24,307                  31,236                   29,953
7/31/19           33,016                   34,686               27,068                  38,361                   35,701
1/31/20           35,007                   36,924               29,507                  45,631                   42,113
7/31/20           42,698                   45,187               30,324                  53,288                   49,980
1/31/21           53,112                   56,421               35,361                  62,576                   59,751
7/31/21           59,922                   63,878               41,837                  74,623                   72,586


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the
"Utilities Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities
Index using the ICB sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              14.80%      5.46%       8.99%        6.30%       30.45%    136.58%      138.54%
Market Price                     14.80%      5.47%       8.99%        6.30%       30.50%    136.58%      138.51%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index   15.64%      6.12%       9.81%        7.13%       34.57%    154.85%      166.44%
Russell 1000(R) Index            37.97%     17.60%      15.39%       10.21%      124.90%    318.37%      299.08%
S&P 500(R) Utilities Index       12.03%      8.47%      11.14%        7.17%       50.17%    187.47%      167.94%
Russell 1000(R) Utilities
   Index(1)                      15.48%      6.91%      10.10%        N/A         39.67%    161.82%        N/A
------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.80% during the period covered by this report. During the same period, the S&P 500(R) Utilities Index (the "Benchmark")
generated a return of 12.03%. During the period covered by this report, the
Electric Utilities industry received the largest allocation to the Fund's portfolio with a 55.6% weight. This industry also contributed the most to the
Fund's return with an 8.2% contribution, stemming from its 14.2% return. There was no industry with a significantly negative contribution to the Fund's return during the period covered in this report. On a relative basis, the Fund outperformed the Benchmark. The majority of the Fund's outperformance came from the Commercial Services & Supplies industry where the Fund had a 5.4% greater allocation to this well-performing industry, which led to 1.6% of relative outperformance. Investments in the Independent Power and Renewable Electricity
Producers industry caused -0.3% of underperformance for the Fund versus the
Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                     96.7%
Industrials                                    3.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Evergy, Inc.                                   4.4%
Public Service Enterprise Group, Inc.          4.2
Entergy Corp.                                  4.2
Consolidated Edison, Inc.                      4.2
Atmos Energy Corp.                             4.1
Pinnacle West Capital Corp.                    4.1
Avangrid, Inc.                                 4.1
UGI Corp.                                      4.0
DTE Energy Co.                                 3.4
Exelon Corp.                                   3.4
                                            -------
  Total                                       40.1%
                                            =======

-----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Utilities Index ("Index") are
service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the
Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                JULY 31, 2011 - JULY 31, 2021

          First Trust Utilities      StrataQuant(R)       Russell 1000(R)        S&P 500(R)         Russell 1000(R)
            AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index      Utilities Index
7/31/11          $10,000                 $10,000              $10,000              $10,000              $10,000
1/31/12            9,926                   9,966               10,229               10,695               10,333
7/31/12           10,664                  10,755               10,796               11,929               12,115
1/31/13           11,105                  11,238               11,971               11,790               12,021
7/31/13           12,361                  12,621               13,627               12,885               13,165
1/31/14           12,713                  13,034               14,633               13,109               13,252
7/31/14           13,979                  14,390               15,953               14,078               14,452
1/31/15           15,775                  16,290               16,646               16,804               15,522
7/31/15           14,784                  15,317               17,745               15,549               15,038
1/31/16           14,938                  15,535               16,345               16,388               15,921
7/31/16           18,133                  18,935               18,604               19,141               18,748
1/31/17           18,267                  19,141               19,746               18,389               18,152
7/31/17           18,781                  19,743               21,571               20,234               18,915
1/31/18           17,752                  18,720               24,847               19,736               18,998
7/31/18           18,575                  19,667               25,061               20,805               19,131
1/31/19           19,747                  20,983               24,307               21,923               20,015
7/31/19           20,751                  22,091               27,068               24,244               21,952
1/31/20           21,688                  23,160               29,507               28,565               25,113
7/31/20           20,604                  22,037               30,324               25,660               22,677
1/31/21           21,179                  22,740               35,361               26,666               23,961
7/31/21           23,658                  25,485               41,837               28,747               26,182


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market
Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2021 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First
Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund,
First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R)
Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust
Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First
Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2021     JULY 31, 2021        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,169.20           0.62%             $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72           0.62%             $3.11

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,082.20           0.64%             $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,239.10           0.65%             $3.61
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57           0.65%             $3.26

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,251.10           0.60%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,124.50           0.61%             $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2021 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2021     JULY 31, 2021        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,210.50           0.61%             $3.34
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,224.70           0.63%             $3.48
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,128.30           0.60%             $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,116.90           0.59%             $3.10
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1,
      2021 through July 31, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTO COMPONENTS -- 4.2%
     136,212 Aptiv PLC (a)                    $    22,726,972
     441,496 BorgWarner, Inc.                      21,624,474
     647,642 Gentex Corp.                          22,039,257
      88,027 Lear Corp.                            15,402,965
                                              ---------------
                                                   81,793,668
                                              ---------------
             AUTOMOBILES -- 4.8%
   1,442,150 Ford Motor Co. (a)                    20,117,993
     452,729 General Motors Co. (a)                25,733,117
     233,855 Harley-Davidson, Inc.                  9,265,335
      15,766 Tesla, Inc. (a)                       10,834,395
     237,062 Thor Industries, Inc.                 28,058,658
                                              ---------------
                                                   94,009,498
                                              ---------------
             COMMERCIAL SERVICES
                & SUPPLIES -- 0.9%
      81,282 Copart, Inc. (a)                      11,948,454
     150,392 Rollins, Inc.                          5,764,525
                                              ---------------
                                                   17,712,979
                                              ---------------
             DISTRIBUTORS -- 2.8%
      40,668 Genuine Parts Co.                      5,161,583
     435,402 LKQ Corp. (a)                         22,096,651
      58,406 Pool Corp.                            27,907,555
                                              ---------------
                                                   55,165,789
                                              ---------------
             DIVERSIFIED CONSUMER SERVICES
                -- 4.3%
     103,235 Frontdoor, Inc. (a)                    5,052,321
     297,741 Grand Canyon Education, Inc. (a)      27,502,336
   1,140,882 H&R Block, Inc.                       28,008,653
     287,925 Service Corp. International           17,992,433
     107,807 Terminix Global Holdings,
                Inc. (a)                            5,659,868
                                              ---------------
                                                   84,215,611
                                              ---------------
             ENTERTAINMENT -- 2.7%
     112,275 Activision Blizzard, Inc.              9,388,435
      35,758 Electronic Arts, Inc.                  5,147,722
     106,686 Liberty Media Corp.-Liberty
                Formula One, Class C (a)            5,006,774
      58,717 Live Nation Entertainment,
                Inc. (a)                            4,632,184
      18,660 Spotify Technology S.A. (a)            4,266,982
      60,529 Take-Two Interactive Software,
                Inc. (a)                           10,496,939
     185,094 World Wrestling Entertainment,
                Inc., Class A                       9,139,942
     483,847 Zynga, Inc., Class A (a)               4,886,855
                                              ---------------
                                                   52,965,833
                                              ---------------
             FOOD & STAPLES RETAILING -- 1.4%
      38,994 Costco Wholesale Corp.                16,756,502
      75,987 Walmart, Inc.                         10,831,947
                                              ---------------
                                                   27,588,449
                                              ---------------
             HOTELS, RESTAURANTS & LEISURE
                -- 8.2%
     250,935 Boyd Gaming Corp. (a)                 14,303,295
     258,197 Caesars Entertainment, Inc. (a)       22,556,090
       6,913 Chipotle Mexican Grill, Inc. (a)      12,881,961

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
      43,271 Choice Hotels International,
                Inc.                          $     5,188,193
      73,394 Darden Restaurants, Inc.              10,706,717
      33,076 Domino's Pizza, Inc.                  17,381,107
      31,414 Expedia Group, Inc. (a)                5,053,570
      22,266 McDonald's Corp.                       5,404,181
      67,243 Penn National Gaming, Inc. (a)         4,598,076
     118,838 Six Flags Entertainment
                Corp. (a)                           4,937,719
      45,998 Starbucks Corp.                        5,585,537
     180,235 Travel + Leisure Co.                   9,336,173
      16,253 Vail Resorts, Inc. (a)                 4,960,415
     457,527 Wendy's (The) Co.                     10,619,202
      71,149 Wyndham Hotels & Resorts, Inc.         5,126,997
     232,901 Yum China Holdings, Inc.              14,484,113
      44,710 Yum! Brands, Inc.                      5,874,447
                                              ---------------
                                                  158,997,793
                                              ---------------
             HOUSEHOLD DURABLES -- 11.2%
     296,424 D.R. Horton, Inc.                     28,287,742
     106,679 Garmin Ltd.                           16,769,939
     297,814 Leggett & Platt, Inc.                 14,304,007
     269,632 Lennar Corp., Class A                 28,351,805
     561,696 Newell Brands, Inc.                   13,901,976
       3,104 NVR, Inc. (a)                         16,210,950
     490,891 PulteGroup, Inc.                      26,935,189
     683,540 Tempur Sealy International, Inc.      29,576,776
     370,704 Toll Brothers, Inc.                   21,971,626
      98,298 Whirlpool Corp.                       21,776,939
                                              ---------------
                                                  218,086,949
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.3%
     127,627 TripAdvisor, Inc. (a)                  4,843,445
                                              ---------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 4.4%
       3,115 Amazon.com, Inc. (a)                  10,365,443
     305,232 eBay, Inc.                            20,819,875
      74,961 Etsy, Inc. (a)                        13,756,093
   2,046,447 Qurate Retail, Inc., Series A         24,270,861
      67,881 Wayfair, Inc., Class A (a)            16,383,758
                                              ---------------
                                                   85,596,030
                                              ---------------
             LEISURE PRODUCTS -- 5.0%
     113,363 Hasbro, Inc.                          11,272,817
   1,066,188 Mattel, Inc. (a)                      23,157,603
     124,416 Peloton Interactive, Inc.,
                Class A (a)                        14,687,309
     156,471 Polaris, Inc.                         20,508,654
     291,745 YETI Holdings, Inc. (a)               28,103,796
                                              ---------------
                                                   97,730,179
                                              ---------------
             MEDIA -- 6.6%
     698,515 Discovery, Inc., Class A (a) (b)      20,263,920
     721,466 Fox Corp., Class A                    25,727,478
     329,801 Interpublic Group of (The) Cos.,
                Inc.                               11,661,763
     118,102 New York Times (The) Co.,
                Class A                             5,170,506

                        See Notes to Financial Statements                Page 25


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
     199,585 News Corp., Class A              $     4,915,779
     181,147 Nexstar Media Group, Inc.,
                Class A                            26,641,289
     133,959 Omnicom Group, Inc.                    9,754,894
     592,653 ViacomCBS, Inc., Class B              24,257,287
                                              ---------------
                                                  128,392,916
                                              ---------------
             MULTILINE RETAIL -- 5.8%
      71,304 Dollar General Corp.                  16,588,163
     215,382 Dollar Tree, Inc. (a)                 21,492,970
     388,868 Kohl's Corp.                          19,754,494
     293,005 Nordstrom, Inc. (a)                    9,698,465
     183,402 Ollie's Bargain Outlet Holdings,
                Inc. (a)                           17,074,726
     110,812 Target Corp.                          28,927,473
                                              ---------------
                                                  113,536,291
                                              ---------------
             PERSONAL PRODUCTS -- 0.6%
      33,687 Estee Lauder (The) Cos., Inc.,
                Class A                            11,245,731
                                              ---------------
             PROFESSIONAL SERVICES -- 0.8%
     625,452 Nielsen Holdings PLC                  14,816,958
                                              ---------------
             ROAD & RAIL -- 1.3%
      36,358 AMERCO                                21,377,049
      85,043 Lyft, Inc., Class A (a)                4,704,579
                                              ---------------
                                                   26,081,628
                                              ---------------
             SOFTWARE -- 0.6%
     138,511 Trade Desk (The), Inc.,
                Class A (a)                        11,345,436
                                              ---------------
             SPECIALTY RETAIL -- 26.0%
      75,214 Advance Auto Parts, Inc.              15,949,881
     282,541 AutoNation, Inc. (a)                  34,280,700
      10,338 AutoZone, Inc. (a)                    16,784,467
     186,383 Best Buy Co., Inc.                    20,940,130
      66,559 Burlington Stores, Inc. (a)           22,283,953
     165,934 CarMax, Inc. (a)                      22,226,859
      88,758 Carvana Co. (a)                       29,961,151
     267,375 Dick's Sporting Goods, Inc.           27,844,433
      79,839 Five Below, Inc. (a)                  15,522,298
     202,748 Floor & Decor Holdings, Inc.,
                Class A (a)                        24,737,284
     434,661 Foot Locker, Inc.                     24,801,757
     100,074 GameStop Corp., Class A (a)           16,123,923
     318,432 Gap (The), Inc.                        9,288,661
      48,385 Home Depot (The), Inc.                15,879,473
     371,747 L Brands, Inc.                        29,765,782
      62,362 Lithia Motors, Inc.                   23,524,194
      79,546 Lowe's Cos., Inc.                     15,327,719
      27,252 O'Reilly Automotive, Inc. (a)         16,455,848
     354,854 Penske Automotive Group, Inc.         31,440,064
      39,452 RH (a)                                26,199,284
      41,476 Ross Stores, Inc.                      5,088,690
      76,287 TJX (The) Cos., Inc.                   5,249,309
     115,179 Tractor Supply Co.                    20,839,336
      44,623 Ulta Beauty, Inc. (a)                 14,984,403

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
     134,232 Williams-Sonoma, Inc.            $    20,362,994
                                              ---------------
                                                  505,862,593
                                              ---------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 7.5%
     149,556 Carter's, Inc.                        14,617,603
     108,937 Columbia Sportswear Co.               10,852,304
      69,750 Deckers Outdoor Corp. (a)             28,656,787
     826,454 Hanesbrands, Inc.                     15,091,050
      29,357 Lululemon Athletica, Inc. (a)         11,747,791
      69,358 NIKE, Inc., Class B                   11,618,159
      99,595 PVH Corp. (a)                         10,419,629
     430,067 Skechers U.S.A., Inc.,
                Class A (a)                        23,085,996
     354,872 Tapestry, Inc. (a)                    15,011,086
     243,178 Under Armour, Inc., Class A (a)        4,972,990
                                              ---------------
                                                  146,073,395
                                              ---------------
             TRADING COMPANIES
                & DISTRIBUTORS -- 0.6%
      63,309 SiteOne Landscape Supply,
                Inc. (a)                           11,065,147
                                              ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                       1,947,126,318
             (Cost $1,564,895,541)            ---------------

             MONEY MARKET FUNDS -- 0.9%
  15,795,768 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                      15,795,768
   2,130,682 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                   2,130,682
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.9%                            17,926,450
             (Cost $17,926,450)               ---------------

             TOTAL INVESTMENTS -- 100.9%        1,965,052,768
             (Cost $1,582,821,991) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%             (16,916,923)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,948,135,845
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,841,516 and the total value of the collateral held by the Fund is $15,795,768.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

Page 26                 See Notes to Financial Statements


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

(e)   Aggregate cost for federal income tax purposes is $1,594,658,470. As of
      July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $404,924,698 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $34,530,400. The net unrealized appreciation was $370,394,298.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,947,126,318   $         --   $         --
Money Market
   Funds                  17,926,450             --             --
                      --------------------------------------------
Total Investments     $1,965,052,768   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    14,841,516
Non-cash Collateral(2)                            (14,841,516)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 27


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             BEVERAGES -- 7.3%
       2,048 Boston Beer (The) Co., Inc.,
                Class A (a)                   $     1,454,080
      26,813 Constellation Brands, Inc.,
                Class A                             6,015,228
     118,642 Keurig Dr Pepper, Inc.                 4,177,385
      45,769 Monster Beverage Corp. (a)             4,316,932
      14,109 PepsiCo, Inc.                          2,214,408
                                              ---------------
                                                   18,178,033
                                              ---------------
             CHEMICALS -- 3.3%
     188,542 Corteva, Inc.                          8,065,827
                                              ---------------
             FOOD & STAPLES RETAILING -- 11.4%
     318,993 Albertsons Cos., Inc.,
                Class A (b)                         6,890,249
      42,961 Casey's General Stores, Inc.           8,493,819
     120,627 Grocery Outlet Holding Corp. (a)       3,995,166
     218,269 Kroger (The) Co.                       8,883,548
                                              ---------------
                                                   28,262,782
                                              ---------------
             FOOD PRODUCTS -- 51.6%
     172,481 Archer-Daniels-Midland Co.            10,300,565
      26,547 Beyond Meat, Inc. (a)                  3,257,317
     133,747 Bunge Ltd.                            10,382,779
     137,561 Campbell Soup Co.                      6,014,167
     287,310 Conagra Brands, Inc.                   9,622,012
      92,909 Darling Ingredients, Inc. (a)          6,417,224
     345,532 Flowers Foods, Inc.                    8,140,734
      25,655 Freshpet, Inc. (a)                     3,757,175
     137,236 General Mills, Inc.                    8,077,711
      12,003 Hershey (The) Co.                      2,147,097
     131,339 Hormel Foods Corp.                     6,091,503
      80,669 J.M. Smucker (The) Co.                10,576,512
      97,488 Kellogg Co.                            6,176,840
      51,261 Kraft Heinz (The) Co.                  1,972,011
      23,669 McCormick & Co., Inc.                  1,992,220
     100,440 Mondelez International, Inc.,
                Class A                             6,353,834
     377,001 Pilgrim's Pride Corp. (a)              8,350,572
      77,089 Post Holdings, Inc. (a)                7,889,288
     141,708 Tyson Foods, Inc., Class A            10,126,454
                                              ---------------
                                                  127,646,015
                                              ---------------
             HEALTH CARE PROVIDERS
                & SERVICES -- 5.1%
     125,268 CVS Health Corp.                      10,317,072
      10,932 McKesson Corp.                         2,228,270
                                              ---------------
                                                   12,545,342
                                              ---------------
             HOUSEHOLD PRODUCTS -- 16.1%
      49,060 Church & Dwight Co., Inc.              4,247,615
      11,620 Clorox (The) Co.                       2,101,942
      25,697 Colgate-Palmolive Co.                  2,042,911
      31,253 Kimberly-Clark Corp.                   4,241,657
      46,479 Procter & Gamble (The) Co.             6,610,708
     344,393 Reynolds Consumer Products, Inc.       9,797,981
     122,910 Spectrum Brands Holdings, Inc.        10,736,189
                                              ---------------
                                                   39,779,003
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PERSONAL PRODUCTS -- 3.3%
     158,579 Herbalife Nutrition Ltd. (a)     $     8,078,014
                                              ---------------
             TOBACCO -- 1.7%
      42,186 Philip Morris International, Inc.      4,222,397
                                              ---------------
             TOTAL COMMON STOCKS -- 99.8%         246,777,413
             (Cost $234,241,018)              ---------------

             MONEY MARKET FUNDS -- 0.8%
   1,580,433 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                       1,580,433
     437,581 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class -0.01% (c)                      437,581
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.8%                             2,018,014
             (Cost $2,018,014)                ---------------

             TOTAL INVESTMENTS -- 100.6%          248,795,427
             (Cost $236,259,032) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.6)%              (1,484,649)
                                              ---------------
             NET ASSETS -- 100.0%             $   247,310,778
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,547,964 and the total value of the collateral held by the Fund is $1,580,433.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $236,975,566. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,189,647 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,369,786. The net unrealized appreciation was $11,819,861.

Page 28                 See Notes to Financial Statements


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  246,777,413   $         --   $         --
Money Market
   Funds                   2,018,014             --             --
                      --------------------------------------------
Total Investments     $  248,795,427   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,547,964
Non-cash Collateral(2)                             (1,547,964)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 29


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.6%
             ELECTRICAL EQUIPMENT -- 3.1%
      87,288 ChargePoint Holdings,
                Inc. (a) (b)                  $     2,064,361
     202,727 Plug Power, Inc. (b)                   5,530,393
      85,420 Shoals Technologies Group, Inc.,
                Class A (b)                         2,484,868
                                              ---------------
                                                   10,079,622
                                              ---------------
             ENERGY EQUIPMENT & SERVICES
                -- 7.4%
     454,596 Baker Hughes Co.                       9,655,619
     449,684 Halliburton Co.                        9,299,465
     197,932 NOV, Inc. (b)                          2,733,441
      94,729 Schlumberger N.V.                      2,731,037
                                              ---------------
                                                   24,419,562
                                              ---------------
             OIL, GAS & CONSUMABLE FUELS
                -- 80.8%
   1,667,743 Antero Midstream Corp.                15,843,558
     140,194 APA Corp.                              2,628,637
     793,950 Cabot Oil & Gas Corp.                 12,703,200
     199,763 Cheniere Energy, Inc. (b)             16,965,872
      66,173 Chevron Corp.                          6,737,073
     239,175 Cimarex Energy Co.                    15,594,210
     170,718 ConocoPhillips                         9,570,451
     455,639 Continental Resources, Inc.           15,560,072
     103,885 Devon Energy Corp.                     2,684,388
     147,641 Diamondback Energy, Inc.              11,387,550
     166,132 EOG Resources, Inc.                   12,104,378
     622,739 EQT Corp. (b)                         11,452,170
      48,077 Exxon Mobil Corp.                      2,767,793
     158,755 Hess Corp.                            12,135,232
     316,010 HollyFrontier Corp.                    9,290,694
     950,515 Kinder Morgan, Inc.                   16,519,951
   1,017,786 Marathon Oil Corp.                    11,796,140
     114,717 Marathon Petroleum Corp.               6,334,673
     182,979 New Fortress Energy, Inc.              5,546,093
     554,136 Occidental Petroleum Corp.            14,462,950
     186,861 ONEOK, Inc.                            9,711,166
      35,339 Phillips 66                            2,594,943
      42,647 Pioneer Natural Resources Co.          6,199,594
     233,899 Targa Resources Corp.                  9,849,487
       4,331 Texas Pacific Land Corp.               6,464,234
      88,774 Valero Energy Corp.                    5,945,195
     522,115 Williams (The) Cos., Inc.             13,078,981
                                              ---------------
                                                  265,928,685
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 8.3%
      56,616 Enphase Energy, Inc. (b)              10,734,393
     191,441 First Solar, Inc. (b)                 16,471,584
                                              ---------------
                                                   27,205,977
                                              ---------------
             TOTAL COMMON STOCKS -- 99.6%         327,633,846
             (Cost $303,170,594)              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.8%
   1,891,120 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                 $     1,891,120
     717,435 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                     717,435
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.8%                             2,608,555
             (Cost $2,608,555)                ---------------

             TOTAL INVESTMENTS -- 100.4%          330,242,401
             (Cost $305,779,149) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%              (1,276,189)
                                              ---------------
             NET ASSETS -- 100.0%             $   328,966,212
                                              ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,821,050 and the total value of the collateral held by the Fund is $1,891,120.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $310,946,317. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,290,762 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,994,678. The net unrealized appreciation was $19,296,084.

Page 30                 See Notes to Financial Statements


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  327,633,846   $         --   $         --
Money Market
   Funds                   2,608,555             --             --
                      --------------------------------------------
Total Investments     $  330,242,401   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,821,050
Non-cash Collateral(2)                             (1,821,050)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 31


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 20.7%
     101,476 Bank of America Corp.            $     3,892,619
      99,239 Bank OZK                               4,040,020
     144,938 BOK Financial Corp.                   12,176,241
     236,546 Citigroup, Inc.                       15,995,241
     182,423 Citizens Financial Group, Inc.         7,690,954
     117,294 Comerica, Inc.                         8,053,406
      37,356 Cullen/Frost Bankers, Inc.             4,009,046
      58,362 East West Bancorp, Inc.                4,152,456
   1,017,979 F.N.B. Corp.                          11,666,039
     218,880 Fifth Third Bancorp                    7,943,155
       5,025 First Citizens BancShares, Inc.,
                Class A                             3,932,515
     147,632 First Hawaiian, Inc.                   4,064,309
     968,495 First Horizon Corp.                   14,963,248
     879,586 Huntington Bancshares, Inc.           12,384,571
      53,798 JPMorgan Chase & Co.                   8,165,460
     405,220 KeyCorp                                7,966,625
      86,378 M&T Bank Corp.                        11,561,695
     203,299 PacWest Bancorp                        8,095,366
      47,389 Pinnacle Financial Partners, Inc.      4,246,528
      21,933 PNC Financial Services Group
                (The), Inc.                         4,000,799
     222,992 Popular, Inc.                         16,224,898
     174,815 Prosperity Bancshares, Inc.           11,920,635
     414,659 Regions Financial Corp.                7,982,186
     337,547 Sterling Bancorp                       7,328,145
     190,698 Synovus Financial Corp.                7,799,548
     150,771 Truist Financial Corp.                 8,206,466
      73,441 U.S. Bancorp                           4,078,913
     680,310 Umpqua Holdings Corp.                 12,837,450
      78,438 Webster Financial Corp.                3,772,868
     184,761 Wells Fargo & Co.                      8,487,920
      45,062 Western Alliance Bancorp               4,182,655
     110,641 Wintrust Financial Corp.               7,899,767
     237,453 Zions Bancorp N.A.                    12,383,174
                                              ---------------
                                                  272,104,918
                                              ---------------
             CAPITAL MARKETS -- 26.0%
      54,262 Affiliated Managers Group, Inc.        8,597,271
      16,810 Ameriprise Financial, Inc.             4,329,584
     269,060 Apollo Global Management, Inc.        15,836,872
     263,180 Ares Management Corp., Class A        18,846,320
     245,007 Bank of New York Mellon (The)
                Corp.                              12,576,209
     215,354 Blackstone Group (The), Inc.          24,823,856
     360,060 Carlyle Group (The), Inc.             18,172,228
      35,144 Cboe Global Markets, Inc.              4,163,510
      89,166 Evercore, Inc., Class A               11,787,745
     523,150 Franklin Resources, Inc.              15,459,082
      55,120 Goldman Sachs Group (The), Inc.       20,663,386
     469,574 Invesco Ltd.                          11,448,214
     539,023 Janus Henderson Group PLC             22,552,722
     611,681 Jefferies Financial Group, Inc.       20,301,692
     282,505 KKR & Co., Inc.                       18,012,519
     184,923 Lazard Ltd., Class A                   8,728,366
      30,997 LPL Financial Holdings, Inc.           4,371,817

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
      11,546 Moody's Corp.                    $     4,341,296
      91,261 Morgan Stanley                         8,759,231
      16,272 Morningstar, Inc.                      4,110,795
       7,849 MSCI, Inc.                             4,677,690
      96,625 Raymond James Financial, Inc.         12,511,005
     202,544 SEI Investments Co.                   12,314,675
     152,549 State Street Corp.                    13,293,120
     129,014 Stifel Financial Corp.                 8,584,592
      63,402 T. Rowe Price Group, Inc.             12,944,152
     757,131 Virtu Financial, Inc., Class A        19,488,552
                                              ---------------
                                                  341,696,501
                                              ---------------
             CONSUMER FINANCE -- 7.6%
     335,787 Ally Financial, Inc.                  17,246,020
      36,854 Credit Acceptance Corp. (a) (b)       17,865,714
     141,479 Discover Financial Services           17,588,669
     279,345 OneMain Holdings, Inc.                17,040,045
     460,781 Santander Consumer USA
                Holdings, Inc.                     18,905,845
     599,412 SLM Corp.                             11,286,928
                                              ---------------
                                                   99,933,221
                                              ---------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.9%
      75,272 Berkshire Hathaway, Inc.,
                Class B (b)                        20,947,445
     272,123 Voya Financial, Inc.                  17,524,721
                                              ---------------
                                                   38,472,166
                                              ---------------
             INSURANCE -- 35.5%
     389,853 Aflac, Inc.                           21,441,915
      25,089 Alleghany Corp. (b)                   16,636,516
     160,376 Allstate (The) Corp.                  20,856,899
     100,639 American Financial Group, Inc.        12,729,827
     537,224 Arch Capital Group Ltd. (b)           20,951,736
     440,596 Assured Guaranty Ltd.                 21,064,895
     309,919 Athene Holding Ltd., Class A (b)      20,026,966
      78,970 Chubb Ltd.                            13,325,398
     179,383 Cincinnati Financial Corp.            21,145,668
      49,807 Everest Re Group Ltd.                 12,592,704
     481,350 Fidelity National Financial,
                Inc.                               21,473,023
     335,516 First American Financial Corp.        22,583,582
     131,776 Globe Life, Inc.                      12,269,663
     123,382 Hanover Insurance Group (The),
                Inc.                               16,767,614
     270,060 Hartford Financial Services
                Group (The), Inc.                  17,181,217
     226,463 Kemper Corp.                          14,948,823
      66,580 Lincoln National Corp.                 4,102,660
      17,628 Markel Corp. (b)                      21,262,365
     322,087 Mercury General Corp.                 19,592,552
     839,803 Old Republic International Corp.      20,709,542
      27,321 Primerica, Inc.                        3,994,877
     132,422 Principal Financial Group, Inc.        8,227,379
     170,405 Progressive (The) Corp.               16,215,740
      81,661 Prudential Financial, Inc.             8,188,965
      73,402 Reinsurance Group of America,
                Inc.                                8,087,432

Page 32                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
      56,228 RenaissanceRe Holdings Ltd.      $     8,585,453
      83,839 Travelers (The) Cos., Inc.            12,485,304
     589,282 Unum Group                            16,146,327
      56,212 W.R. Berkley Corp.                     4,113,032
      18,222 White Mountains Insurance
                Group Ltd.                         20,619,468
      36,379 Willis Towers Watson PLC               7,496,984
                                              ---------------
                                                  465,824,526
                                              ---------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 4.5%
   1,238,573 AGNC Investment Corp.                 19,656,153
   2,355,799 Annaly Capital Management, Inc.       20,000,734
   1,580,321 New Residential Investment Corp.      15,423,933
     159,875 Starwood Property Trust, Inc.          4,161,546
                                              ---------------
                                                   59,242,366
                                              ---------------
             THRIFTS & MORTGAGE FINANCE
                -- 2.7%
   1,538,199 MGIC Investment Corp.                 21,288,674
   1,138,991 New York Community Bancorp,
                Inc.                               13,417,314
                                              ---------------
                                                   34,705,988
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,311,979,686
             (Cost $1,158,844,355)            ---------------

             MONEY MARKET FUNDS -- 1.0%
  11,886,285 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                      11,886,285
     682,615 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                     682,615
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 1.0%                            12,568,900
             (Cost $12,568,900)               ---------------

             TOTAL INVESTMENTS -- 100.9%        1,324,548,586
             (Cost $1,171,413,255) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%             (11,662,516)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,312,886,070
                                              ===============

(a)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,729,495 and the total value of the collateral held by the Fund is $11,886,285.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $1,189,180,820. As of
      July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $170,887,342 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $35,519,576. The net unrealized appreciation was $135,367,766.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,311,979,686   $         --   $         --
Money Market
   Funds                  12,568,900             --             --
                      --------------------------------------------
Total Investments     $1,324,548,586   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    11,729,495
Non-cash Collateral(2)                            (11,729,495)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 33


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BIOTECHNOLOGY -- 17.9%
      50,783 AbbVie, Inc.                     $     5,906,063
     107,185 Alnylam Pharmaceuticals, Inc. (a)     19,179,684
      49,696 Amgen, Inc.                           12,003,572
      52,474 Biogen, Inc. (a)                      17,144,830
     290,349 BioMarin Pharmaceutical, Inc. (a)     22,278,479
     194,042 Horizon Therapeutics PLC (a)          19,408,081
      67,992 Incyte Corp. (a)                       5,259,181
     128,877 Moderna, Inc. (a)                     45,570,907
     160,047 Natera, Inc. (a)                      18,328,582
     142,638 Novavax, Inc. (a)                     25,579,273
      43,375 Regeneron Pharmaceuticals,
                Inc. (a)                           24,923,709
     533,066 Sage Therapeutics, Inc. (a)           23,310,976
      36,231 Seagen, Inc. (a)                       5,557,473
     135,036 United Therapeutics Corp. (a)         24,567,099
      90,116 Vertex Pharmaceuticals, Inc. (a)      18,165,583
                                              ---------------
                                                  287,183,492
                                              ---------------
             HEALTH CARE EQUIPMENT
                & SUPPLIES -- 24.9%
     104,489 Abbott Laboratories                   12,641,079
      29,738 Align Technology, Inc. (a)            20,691,700
      71,059 Baxter International, Inc.             5,496,414
      49,810 Becton, Dickinson and Co.             12,738,908
      76,421 Cooper (The) Cos., Inc.               32,232,085
      90,277 Danaher Corp.                         26,856,505
      90,424 DENTSPLY SIRONA, Inc.                  5,971,601
      13,396 Dexcom, Inc. (a)                       6,905,772
      55,230 Edwards Lifesciences Corp. (a)         6,200,672
     132,382 Envista Holdings Corp. (a)             5,703,017
     234,362 Globus Medical, Inc., Class A (a)     19,491,888
     106,641 Hill-Rom Holdings, Inc.               14,765,513
     453,889 Hologic, Inc. (a)                     34,059,831
      58,860 ICU Medical, Inc. (a)                 11,965,649
      38,361 IDEXX Laboratories, Inc. (a)          26,029,089
     177,511 Integra LifeSciences Holdings
                Corp. (a)                          12,850,021
       6,220 Intuitive Surgical, Inc. (a)           6,166,881
      23,593 Masimo Corp. (a)                       6,426,497
      46,083 Medtronic PLC                          6,051,159
     136,523 Novocure Ltd. (a)                     21,025,907
      44,200 Penumbra, Inc. (a)                    11,767,366
     236,368 Quidel Corp. (a)                      33,438,981
      49,138 ResMed, Inc.                          13,355,708
      27,728 STERIS PLC                             6,043,318
      67,465 West Pharmaceutical Services,
                Inc.                               27,777,364
      75,323 Zimmer Biomet Holdings, Inc.          12,309,285
                                              ---------------
                                                  398,962,210
                                              ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 23.9%
      91,159 Acadia Healthcare Co., Inc. (a)        5,626,333
      23,355 Amedisys, Inc. (a)                     6,086,780
      47,591 Anthem, Inc.                          18,275,420
     212,181 Cardinal Health, Inc.                 12,599,308
     332,192 Centene Corp. (a)                     22,791,693

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
      38,293 Chemed Corp.                     $    18,228,234
     127,741 Cigna Corp.                           29,315,282
     100,585 DaVita, Inc. (a)                      12,095,346
     155,240 Encompass Health Corp.                12,923,730
     117,185 HCA Healthcare, Inc.                  29,085,317
     244,913 Henry Schein, Inc. (a)                19,629,777
      54,722 Humana, Inc.                          23,303,911
     109,782 Laboratory Corp. of America
                Holdings (a)                       32,511,939
      95,735 Molina Healthcare, Inc. (a)           26,136,612
     870,465 Premier, Inc., Class A                31,023,373
     229,472 Quest Diagnostics, Inc.               32,539,130
      45,376 UnitedHealth Group, Inc.              18,704,895
     206,812 Universal Health Services, Inc.,
                Class B                            33,174,713
                                              ---------------
                                                  384,051,793
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 2.0%
     232,473 Cerner Corp.                          18,688,504
      38,956 Veeva Systems, Inc., Class A (a)      12,961,051
                                              ---------------
                                                   31,649,555
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 22.8%
     123,720 10X Genomics, Inc., Class A (a)       22,669,216
     163,905 Agilent Technologies, Inc.            25,115,163
     852,815 Avantor, Inc. (a)                     32,048,788
      47,003 Bio-Rad Laboratories, Inc.,
                Class A (a)                        34,759,189
      53,806 Bio-Techne Corp.                      25,947,406
     318,857 Bruker Corp.                          26,225,988
      81,865 Charles River Laboratories
                International, Inc. (a)            33,312,506
      12,088 Illumina, Inc. (a)                     5,992,626
     124,973 IQVIA Holdings, Inc. (a)              30,955,812
     156,899 PerkinElmer, Inc.                     28,591,705
     657,051 PPD, Inc. (a)                         30,303,192
     375,570 QIAGEN N.V. (a)                       19,826,340
      28,656 Repligen Corp. (a)                     7,040,779
     270,720 Syneos Health, Inc. (a)               24,275,462
      36,018 Thermo Fisher Scientific, Inc.        19,450,080
                                              ---------------
                                                  366,514,252
                                              ---------------
             PHARMACEUTICALS -- 8.4%
         752 AstraZeneca PLC, ADR                      43,044
     112,037 Catalent, Inc. (a)                    13,423,153
      79,166 Eli Lilly and Co.                     19,276,921
     136,382 Jazz Pharmaceuticals PLC (a)          23,119,477
      73,530 Johnson & Johnson                     12,661,866
     155,759 Merck & Co., Inc.                     11,973,194
     309,331 Pfizer, Inc.                          13,242,460
     443,281 Royalty Pharma PLC, Class A           16,933,334
   1,271,524 Viatris, Inc.                         17,890,343
      30,694 Zoetis, Inc.                           6,221,674
                                              ---------------
                                                  134,785,466
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,603,146,768
             (Cost $1,303,906,103)            ---------------

Page 34                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.2%
   2,581,269 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)             $     2,581,269
             (Cost $2,581,269)                ---------------

             TOTAL INVESTMENTS -- 100.1%        1,605,728,037
             (Cost $1,306,487,372) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                (980,165)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,604,747,872
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2021.

(c)   Aggregate cost for federal income tax purposes is $1,310,591,130. As of
      July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $330,786,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $35,650,090. The net unrealized appreciation was $295,136,907.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,603,146,768   $         --   $         --
Money Market
   Funds                   2,581,269             --             --
                      --------------------------------------------
Total Investments     $1,605,728,037   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 10.2%
     126,918 Axon Enterprise, Inc. (a)        $    23,609,286
     231,650 BWX Technologies, Inc.                13,303,660
     151,158 Curtiss-Wright Corp.                  17,881,991
      95,352 General Dynamics Corp.                18,691,853
     260,393 Howmet Aerospace, Inc. (a)             8,546,098
     106,474 Huntington Ingalls Industries,
                Inc.                               21,841,012
      62,288 L3Harris Technologies, Inc.           14,123,181
      35,584 Lockheed Martin Corp.                 13,225,505
      65,202 Mercury Systems, Inc. (a)              4,303,332
      49,395 Northrop Grumman Corp.                17,931,373
      91,580 Spirit AeroSystems Holdings, Inc.,
                Class A                             3,957,172
      10,320 Teledyne Technologies, Inc. (a)        4,672,586
     130,516 Textron, Inc.                          9,006,909
     292,684 Virgin Galactic Holdings,
                Inc. (a) (b)                        8,777,593
                                              ---------------
                                                  179,871,551
                                              ---------------
             AIR FREIGHT & LOGISTICS -- 5.6%
     143,734 C.H. Robinson Worldwide, Inc.         12,816,761
     177,246 Expeditors International of
                Washington, Inc.                   22,731,800
      75,215 FedEx Corp.                           21,056,439
     107,895 United Parcel Service, Inc.,
                Class B                            20,646,787
     160,407 XPO Logistics, Inc. (a)               22,246,847
                                              ---------------
                                                   99,498,634
                                              ---------------
             BUILDING PRODUCTS -- 9.2%
     124,557 A.O. Smith Corp.                       8,760,094
     192,496 Advanced Drainage Systems, Inc.       23,501,837
      83,681 Armstrong World Industries, Inc.       9,052,610
     526,000 Builders FirstSource, Inc. (a)        23,407,000
     461,714 Carrier Global Corp.                  25,509,698
     135,160 Fortune Brands Home & Security,
                Inc.                               13,174,045
      73,359 Masco Corp.                            4,380,266
     229,205 Owens Corning                         22,040,353
      97,488 Trane Technologies PLC                19,849,532
     131,723 Trex Co., Inc. (a)                    12,790,303
                                              ---------------
                                                  162,465,738
                                              ---------------
             CHEMICALS -- 1.0%
      52,870 PPG Industries, Inc.                   8,645,302
      48,733 RPM International, Inc.                4,219,791
      15,861 Sherwin-Williams (The) Co.             4,616,027
                                              ---------------
                                                   17,481,120
                                              ---------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.5%
     831,854 ADT, Inc.                              8,726,148
                                              ---------------
             CONSTRUCTION & ENGINEERING
                -- 2.2%
     169,192 MasTec, Inc. (a)                      17,127,306
     198,203 Quanta Services, Inc.                 18,016,653
      18,308 Valmont Industries, Inc.               4,338,080
                                              ---------------
                                                   39,482,039
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             CONSTRUCTION MATERIALS -- 2.3%
     126,319 Eagle Materials, Inc.            $    17,851,401
      38,271 Martin Marietta Materials, Inc.       13,903,854
      51,563 Vulcan Materials Co.                   9,280,825
                                              ---------------
                                                   41,036,080
                                              ---------------
             CONSUMER FINANCE -- 3.3%
      81,485 American Express Co.                  13,895,637
     145,060 Capital One Financial Corp.           23,456,202
     462,472 Synchrony Financial                   21,745,433
                                              ---------------
                                                   59,097,272
                                              ---------------
             CONTAINERS & PACKAGING -- 7.5%
   1,174,828 Amcor PLC                             13,581,012
      30,683 AptarGroup, Inc.                       3,955,652
     344,056 Berry Global Group, Inc. (a)          22,119,360
      87,815 Crown Holdings, Inc.                   8,760,425
     989,602 Graphic Packaging Holding Co.         18,970,670
      99,422 Packaging Corp. of America            14,068,213
     378,720 Sealed Air Corp.                      21,492,360
     432,565 Silgan Holdings, Inc.                 17,527,534
     134,165 Sonoco Products Co.                    8,558,385
      81,202 WestRock Co.                           3,995,951
                                              ---------------
                                                  133,029,562
                                              ---------------
             ELECTRICAL EQUIPMENT -- 5.5%
      71,987 Acuity Brands, Inc.                   12,625,080
      32,373 AMETEK, Inc.                           4,501,466
      29,165 Eaton Corp. PLC                        4,609,528
      93,264 Emerson Electric Co.                   9,409,405
      54,051 Generac Holdings, Inc. (a)            22,666,827
      48,039 Hubbell, Inc.                          9,629,898
     134,459 Regal Beloit Corp.                    19,796,399
      31,381 Rockwell Automation, Inc.              9,647,147
      74,547 Sensata Technologies Holding
                PLC (a)                             4,369,945
                                              ---------------
                                                   97,255,695
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.5%
      67,911 Coherent, Inc. (a)                    16,702,031
      58,129 Keysight Technologies, Inc. (a)        9,565,127
      16,960 Littelfuse, Inc.                       4,511,191
     413,244 Vontier Corp.                         13,368,443
      33,903 Zebra Technologies Corp.,
                Class A (a)                        18,730,730
                                              ---------------
                                                   62,877,522
                                              ---------------
             HOUSEHOLD DURABLES -- 1.8%
     116,754 Mohawk Industries, Inc. (a)           22,755,355
      45,384 TopBuild Corp. (a)                     9,198,883
                                              ---------------
                                                   31,954,238
                                              ---------------
             INDUSTRIAL CONGLOMERATES -- 1.6%
      67,782 3M Co.                                13,416,769
      70,351 Carlisle Cos., Inc.                   14,227,786
                                              ---------------
                                                   27,644,555
                                              ---------------
             IT SERVICES -- 6.2%
      14,659 Accenture PLC, Class A                 4,656,871
     172,295 Alliance Data Systems Corp.           16,066,509

Page 36                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      40,431 Fiserv, Inc. (a)                 $     4,654,012
      16,879 FleetCor Technologies, Inc. (a)        4,358,495
     197,571 Genpact Ltd.                           9,841,011
      23,043 Global Payments, Inc.                  4,456,747
      26,433 Jack Henry & Associates, Inc.          4,601,721
      61,586 PayPal Holdings, Inc. (a)             16,968,791
     191,545 Shift4 Payments, Inc.,
                Class A (a)                        17,083,899
      73,631 Square, Inc., Class A (a)             18,206,001
     390,756 Western Union (The) Co.                9,069,447
                                              ---------------
                                                  109,963,504
                                              ---------------
             LEISURE PRODUCTS -- 1.8%
     225,249 Brunswick Corp.                       23,515,995
     344,952 Hayward Holdings, Inc. (a)             8,309,894
                                              ---------------
                                                   31,825,889
                                              ---------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.5%
      12,957 Mettler-Toledo International,
                Inc. (a)                           19,094,860
      64,928 Waters Corp. (a)                      25,309,584
                                              ---------------
                                                   44,404,444
                                              ---------------
             MACHINERY -- 16.4%
     137,685 AGCO Corp.                            18,189,565
     338,792 Allison Transmission Holdings,
                Inc.                               13,521,189
     195,933 Colfax Corp. (a)                       8,989,406
     145,758 Crane Co.                             14,172,050
      73,629 Cummins, Inc.                         17,089,291
      38,173 Deere & Co.                           13,802,975
     141,282 Donaldson Co., Inc.                    9,351,455
      28,697 Dover Corp.                            4,795,843
     321,754 Fortive Corp.                         23,378,646
     496,719 Gates Industrial Corp. PLC (a)         8,995,581
      57,089 Graco, Inc.                            4,457,509
      32,813 Lincoln Electric Holdings, Inc.        4,575,117
      77,706 Middleby (The) Corp. (a)              14,879,922
     108,019 Oshkosh Corp.                         12,913,671
     201,135 PACCAR, Inc.                          16,692,194
      29,227 Parker-Hannifin Corp.                  9,119,701
     132,992 Pentair PLC                            9,797,521
     100,431 Snap-on, Inc.                         21,891,949
      87,574 Stanley Black & Decker, Inc.          17,256,457
     122,530 Toro (The) Co.                        13,936,562
     163,593 Westinghouse Air Brake
                Technologies Corp.                 13,884,138
      35,171 Woodward, Inc.                         4,275,387
     112,233 Xylem, Inc.                           14,124,523
                                              ---------------
                                                  290,090,652
                                              ---------------
             MARINE -- 1.0%
     296,034 Kirby Corp. (a)                       17,143,329
                                              ---------------
             MULTI-UTILITIES -- 1.3%
     715,995 MDU Resources Group, Inc.             22,711,361
                                              ---------------
             PAPER & FOREST PRODUCTS -- 1.2%
     372,186 Louisiana-Pacific Corp.               20,633,992
                                              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PROFESSIONAL SERVICES -- 3.3%
      74,951 Equifax, Inc.                    $    19,532,231
      98,554 FTI Consulting, Inc. (a)              14,359,318
      32,389 Jacobs Engineering Group, Inc.         4,380,612
     201,768 Robert Half International, Inc.       19,815,635
                                              ---------------
                                                   58,087,796
                                              ---------------
             ROAD & RAIL -- 6.8%
     279,791 CSX Corp.                              9,042,845
      82,624 J.B. Hunt Transport Services,
                Inc.                               13,918,013
      15,250 Kansas City Southern                   4,083,950
     493,604 Knight-Swift Transportation
                Holdings, Inc.                     24,527,183
      56,799 Landstar System, Inc.                  8,917,443
      33,818 Norfolk Southern Corp.                 8,719,295
      17,026 Old Dominion Freight Line, Inc.        4,582,548
     241,507 Ryder System, Inc.                    18,390,758
   1,030,742 Schneider National, Inc., Class B     23,129,850
      19,651 Union Pacific Corp.                    4,298,853
                                              ---------------
                                                  119,610,738
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.7%
      75,661 MKS Instruments, Inc.                 11,836,407
                                              ---------------
             SOFTWARE -- 1.4%
     122,499 Bill.com Holdings, Inc. (a)           25,335,243
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 3.1%
     537,596 Air Lease Corp.                       22,772,567
     100,032 MSC Industrial Direct Co., Inc.,
                Class A                             8,919,853
      56,271 United Rentals, Inc. (a)              18,544,108
       9,865 W.W. Grainger, Inc.                    4,385,782
                                              ---------------
                                                   54,622,310
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%       1,766,685,819
             (Cost $1,605,725,686)            ---------------

             MONEY MARKET FUNDS -- 0.3%
   2,736,950 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                       2,736,950
   1,780,489 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                   1,780,489
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.3%                             4,517,439
             (Cost $4,517,439)                ---------------

             TOTAL INVESTMENTS -- 100.2%        1,771,203,258
             (Cost $1,610,243,125) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.2)%              (3,598,769)
                                              ---------------
             NET ASSETS -- 100.0%             $ 1,767,604,489
                                              ===============

                        See Notes to Financial Statements                Page 37


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,614,049 and the total value of the collateral held by the Fund is $2,736,950.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $1,616,376,536. As of
      July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $182,447,769 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $27,621,047. The net unrealized appreciation was $154,826,722.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,766,685,819   $         --   $         --
Money Market
   Funds                   4,517,439             --             --
                      --------------------------------------------
Total Investments     $1,771,203,258   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,614,049
Non-cash Collateral(2)                             (2,614,049)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 38                 See Notes to Financial Statements


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 0.7%
      61,134 Hexcel Corp. (a)                 $     3,326,912
                                              ---------------
             CHEMICALS -- 55.8%
      30,308 Air Products and Chemicals, Inc.       8,820,537
      22,648 Albemarle Corp.                        4,666,394
     130,792 Ashland Global Holdings, Inc.         11,126,475
     143,795 Celanese Corp.                        22,398,947
     222,439 CF Industries Holdings, Inc.          10,510,243
     626,407 Chemours (The) Co.                    20,828,033
     180,858 Dow, Inc.                             11,242,133
      98,023 Eastman Chemical Co.                  11,049,153
      18,524 Ecolab, Inc.                           4,090,655
     372,949 Element Solutions, Inc.                8,723,277
      80,587 FMC Corp.                              8,618,780
     821,983 Huntsman Corp.                        21,708,571
      25,532 International Flavors &
                Fragrances, Inc.                    3,846,140
     169,528 LyondellBasell Industries N.V.,
                Class A                            16,839,216
     683,144 Mosaic (The) Co.                      21,334,587
      54,160 NewMarket Corp.                       17,109,686
     471,227 Olin Corp.                            22,161,806
      19,877 Scotts Miracle-Gro (The) Co.           3,517,434
     117,525 Valvoline, Inc.                        3,605,667
     126,154 W.R. Grace & Co.                       8,780,318
     193,578 Westlake Chemical Corp.               16,051,488
                                              ---------------
                                                  257,029,540
                                              ---------------
             CONTAINERS & PACKAGING -- 6.2%
      82,947 Avery Dennison Corp.                  17,475,274
     186,666 International Paper Co.               10,781,828
                                              ---------------
                                                   28,257,102
                                              ---------------
             MACHINERY -- 2.5%
     142,010 Timken (The) Co.                      11,289,795
                                              ---------------
             METALS & MINING -- 30.9%
     236,686 Alcoa Corp. (a)                        9,502,943
     176,939 Cleveland-Cliffs, Inc. (a)             4,423,475
     587,419 Freeport-McMoRan, Inc.                22,380,664
     275,150 Newmont Corp.                         17,284,923
     181,793 Nucor Corp.                           18,910,108
     115,567 Reliance Steel & Aluminum Co.         18,161,354
     100,301 Royal Gold, Inc.                      12,188,577
     177,931 Southern Copper Corp.                 11,679,391
     365,758 Steel Dynamics, Inc.                  23,573,103
     158,949 United States Steel Corp.              4,208,970
                                              ---------------
                                                  142,313,508
                                              ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 3.9%
     167,683 Fastenal Co.                           9,183,998
     357,657 Univar Solutions, Inc. (a)             8,776,903
                                              ---------------
                                                   17,960,901
                                              ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                         460,177,758
             (Cost $422,021,013)              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.0%
     219,494 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)             $       219,494
             (Cost $219,494)                  ---------------

             TOTAL INVESTMENTS -- 100.0%          460,397,252
             (Cost $422,240,507) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (35,431)
                                              ---------------
             NET ASSETS -- 100.0%             $   460,361,821
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2021.

(c)   Aggregate cost for federal income tax purposes is $424,448,499. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,010,241 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,061,488. The net unrealized appreciation was $35,948,753.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  460,177,758   $         --   $         --
Money Market
   Funds                     219,494             --             --
                      --------------------------------------------
Total Investments     $  460,397,252   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 0.3%
      42,860 F5 Networks, Inc. (a)            $     8,851,018
                                              ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 8.9%
     233,890 Amphenol Corp., Class A               16,954,686
     351,410 Arrow Electronics, Inc. (a)           41,666,684
     798,424 Avnet, Inc.                           32,990,879
     183,228 CDW Corp.                             33,594,854
     782,416 Corning, Inc.                         32,751,934
      37,957 IPG Photonics Corp. (a)                8,280,699
     688,248 Jabil, Inc.                           40,978,286
     262,819 SYNNEX Corp.                          31,417,383
                                              ---------------
                                                  238,635,405
                                              ---------------
             HEALTH CARE TECHNOLOGY -- 0.6%
     694,462 Change Healthcare, Inc. (a)           15,076,770
                                              ---------------
             INDUSTRIAL CONGLOMERATES
                -- 0.3%
      17,014 Roper Technologies, Inc.               8,359,659
                                              ---------------
             INTERACTIVE MEDIA & SERVICES
                -- 6.3%
      16,382 Alphabet, Inc., Class A (a)           44,141,791
      92,033 Facebook, Inc., Class A (a)           32,791,358
     259,460 IAC/InterActiveCorp. (a)              35,621,263
     405,330 Pinterest, Inc., Class A (a)          23,873,937
     465,060 Twitter, Inc. (a)                     32,437,935
                                              ---------------
                                                  168,866,284
                                              ---------------
             IT SERVICES -- 15.1%
     205,837 Akamai Technologies, Inc. (a)         24,683,973
     517,077 Amdocs Ltd.                           39,871,807
     462,039 Cognizant Technology Solutions
                Corp., Class A                     33,973,728
      99,505 Concentrix Corp. (a)                  16,291,954
     821,798 DXC Technology Co. (a)                32,855,484
      78,286 EPAM Systems, Inc. (a)                43,824,503
     165,157 Gartner, Inc. (a)                     43,722,012
      36,500 Globant S.A. (a)                       8,729,340
      91,999 GoDaddy, Inc., Class A (a)             7,714,116
     109,150 International Business Machines
                Corp.                              15,385,784
      66,388 MongoDB, Inc. (a)                     23,827,981
      32,697 Okta, Inc. (a)                         8,101,990
   3,055,588 SolarWinds Corp. (a)                  34,344,809
   1,136,931 Switch, Inc., Class A                 23,488,994
      81,188 Twilio, Inc., Class A (a)             30,331,025
      35,137 VeriSign, Inc. (a)                     7,602,593
      27,561 Wix.com Ltd. (a)                       8,230,817
                                              ---------------
                                                  402,980,910
                                              ---------------
             PROFESSIONAL SERVICES -- 4.0%
     156,793 CACI International, Inc.,
                Class A (a)                        41,857,459
     374,366 Dun & Bradstreet Holdings,
                Inc. (a)                            7,846,711
     237,395 Leidos Holdings, Inc.                 25,263,576

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             PROFESSIONAL SERVICES (CONTINUED)
     364,765 Science Applications
                International Corp.           $    31,843,985
                                              ---------------
                                                  106,811,731
                                              ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 20.4%
     255,516 Advanced Micro Devices, Inc. (a)      27,133,244
      92,939 Analog Devices, Inc.                  15,559,848
     280,906 Applied Materials, Inc.               39,307,177
      16,778 Broadcom, Inc.                         8,144,041
     419,826 Brooks Automation, Inc.               37,368,712
     375,950 Cirrus Logic, Inc. (a)                31,049,711
     260,233 Entegris, Inc.                        31,394,509
     712,522 Intel Corp.                           38,276,682
      49,352 KLA Corp.                             17,182,392
      61,474 Lam Research Corp.                    39,184,142
     227,796 Maxim Integrated Products, Inc.       22,759,098
     470,711 Micron Technology, Inc. (a)           36,517,759
      21,422 Monolithic Power Systems, Inc.         9,624,048
     199,981 NVIDIA Corp.                          38,994,295
     116,666 NXP Semiconductors N.V.               24,078,696
     417,984 ON Semiconductor Corp. (a)            16,326,455
     122,671 Qorvo, Inc. (a)                       23,257,195
     111,945 QUALCOMM, Inc.                        16,769,361
     125,166 Skyworks Solutions, Inc.              23,094,379
     179,162 Teradyne, Inc.                        22,753,574
      83,205 Texas Instruments, Inc.               15,860,537
      55,311 Xilinx, Inc.                           8,287,800
                                              ---------------
                                                  542,923,655
                                              ---------------
             SOFTWARE -- 34.4%
      27,321 Adobe, Inc. (a)                       16,983,553
      23,052 ANSYS, Inc. (a)                        8,493,740
      62,292 Atlassian Corp. PLC, Class A (a)      20,252,375
      49,445 Avalara, Inc. (a)                      8,265,721
     102,593 Black Knight, Inc. (a)                 8,495,726
     161,002 CDK Global, Inc.                       7,726,486
      68,220 Citrix Systems, Inc.                   6,873,165
     377,939 Cloudflare, Inc., Class A (a)         44,834,904
     127,336 Crowdstrike Holdings, Inc.,
                Class A (a)                        32,293,683
     153,732 Datadog, Inc., Class A (a)            17,018,132
     114,465 DocuSign, Inc. (a)                    34,115,149
     244,182 Dolby Laboratories, Inc.,
                Class A                            23,710,072
   1,055,784 Dropbox, Inc., Class A (a)            33,246,638
     547,772 Dynatrace, Inc. (a)                   34,986,198
     164,658 Elastic N.V. (a)                      24,379,263
     395,658 FireEye, Inc. (a)                      7,992,292
     130,872 Five9, Inc. (a)                       26,343,225
     167,937 Fortinet, Inc. (a)                    45,719,169
      68,646 HubSpot, Inc. (a)                     40,914,389
      65,285 Intuit, Inc.                          34,599,091
     165,704 Manhattan Associates, Inc. (a)        26,451,329
     474,086 Medallia, Inc. (a)                    16,057,293
      59,064 Microsoft Corp.                       16,827,924
     881,727 NortonLifeLock, Inc.                  21,884,464
     440,863 Nuance Communications, Inc. (a)       24,203,379
     627,960 Nutanix, Inc., Class A (a)            22,619,119

Page 40                 See Notes to Financial Statements


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
     205,555 Oracle Corp.                     $    17,912,063
      64,683 Palo Alto Networks, Inc. (a)          25,811,751
     114,954 Pegasystems, Inc.                     14,672,728
     184,167 Proofpoint, Inc. (a)                  32,166,608
     113,269 PTC, Inc. (a)                         15,342,286
      79,517 salesforce.com, Inc. (a)              19,237,548
      14,558 ServiceNow, Inc. (a)                   8,558,503
     221,245 Smartsheet, Inc., Class A (a)         16,051,325
     333,064 SS&C Technologies Holdings,
                Inc.                               26,108,887
      29,009 Synopsys, Inc. (a)                     8,354,302
     800,501 Teradata Corp. (a)                    39,752,880
     100,021 VMware, Inc., Class A (a) (b)         15,377,228
     110,852 Zendesk, Inc. (a)                     14,469,512
      62,012 Zoom Video Communications,
                Inc., Class A (a)                  23,446,737
     148,111 Zscaler, Inc. (a)                     34,940,866
                                              ---------------
                                                  917,489,703
                                              ---------------
             SPECIALTY RETAIL -- 0.3%
     191,118 Vroom, Inc. (a)                        7,079,011
                                              ---------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 9.4%
     116,825 Apple, Inc.                           17,040,095
     401,335 Dell Technologies, Inc.,
                Class C (a)                        38,776,988
   2,743,554 Hewlett Packard Enterprise Co.        39,781,533
     794,986 HP, Inc.                              22,951,246
     877,023 NCR Corp. (a)                         38,939,821
     391,112 NetApp, Inc.                          31,128,604
     337,229 Western Digital Corp. (a)             21,896,279
   1,702,896 Xerox Holdings Corp.                  41,090,880
                                              ---------------
                                                  251,605,446
                                              ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                       2,668,679,592
             (Cost $2,176,887,705)            ---------------

             MONEY MARKET FUNDS -- 0.6%
  14,177,832 Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.01% (c) (d)                      14,177,832
     934,093 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                     934,093
                                              ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.6%                            15,111,925
             (Cost $15,111,925)               ---------------

             TOTAL INVESTMENTS -- 100.6%        2,683,791,517
             (Cost $2,191,999,630) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.6)%             (15,717,952)
                                              ---------------
             NET ASSETS -- 100.0%             $ 2,668,073,565
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $13,803,238 and the total value of the collateral held by the Fund is $14,177,832.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $2,208,965,653. As of
      July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $518,873,164 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $44,047,300. The net unrealized appreciation was $474,825,864.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $2,668,679,592   $         --   $         --
Money Market
   Funds                  15,111,925             --             --
                      --------------------------------------------
Total Investments     $2,683,791,517   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    13,803,238
Non-cash Collateral(2)                            (13,803,238)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 42                 See Notes to Financial Statements


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.4%
      15,103 Clean Harbors, Inc. (a)          $     1,434,785
      12,787 Republic Services, Inc.                1,513,469
      19,660 Stericycle, Inc. (a)                   1,387,013
      10,040 Waste Management, Inc.                 1,488,531
                                              ---------------
                                                    5,823,798
                                              ---------------
             ELECTRIC UTILITIES -- 56.5%
      75,683 Alliant Energy Corp.                   4,429,726
      66,518 American Electric Power Co.,
                Inc.                                5,861,566
     136,757 Avangrid, Inc.                         7,130,510
      28,498 Duke Energy Corp.                      2,995,425
      97,315 Edison International                   5,303,667
      70,546 Entergy Corp.                          7,260,594
     116,390 Evergy, Inc.                           7,590,956
      52,592 Eversource Energy                      4,537,112
     126,986 Exelon Corp.                           5,942,945
     113,412 FirstEnergy Corp.                      4,345,948
      99,812 Hawaiian Electric Industries,
                Inc.                                4,325,852
      43,283 IDACORP, Inc.                          4,564,192
      19,196 NextEra Energy, Inc.                   1,495,368
      69,811 NRG Energy, Inc.                       2,879,006
     167,214 OGE Energy Corp.                       5,643,472
     276,634 PG&E Corp. (a)                         2,431,613
      85,805 Pinnacle West Capital Corp.            7,169,008
     201,170 PPL Corp.                              5,707,193
      69,741 Southern (The) Co.                     4,454,358
      64,057 Xcel Energy, Inc.                      4,371,890
                                              ---------------
                                                   98,440,401
                                              ---------------
             GAS UTILITIES -- 9.0%
      73,181 Atmos Energy Corp.                     7,214,915
      26,922 National Fuel Gas Co.                  1,384,599
     151,877 UGI Corp.                              6,984,823
                                              ---------------
                                                   15,584,337
                                              ---------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.8%
      75,832 Vistra Corp.                           1,452,183
                                              ---------------
             MULTI-UTILITIES -- 27.6%
      52,725 Ameren Corp.                           4,424,682
     229,476 CenterPoint Energy, Inc.               5,842,459
      47,619 CMS Energy Corp.                       2,942,378
      98,068 Consolidated Edison, Inc.              7,234,476
      38,240 Dominion Energy, Inc.                  2,863,029
      51,027 DTE Energy Co.                         5,986,487
     114,831 NiSource, Inc.                         2,844,364
     117,734 Public Service Enterprise Group,
                Inc.                                7,326,587
      42,472 Sempra Energy                          5,548,967
      31,629 WEC Energy Group, Inc.                 2,977,554
                                              ---------------
                                                   47,990,983
                                              ---------------
             WATER UTILITIES -- 2.6%
       9,127 American Water Works Co., Inc.         1,552,594
      61,562 Essential Utilities, Inc.              3,023,925
                                              ---------------
                                                    4,576,519
                                              ---------------
             TOTAL COMMON STOCKS -- 99.9%         173,868,221
             (Cost $171,452,992)              ---------------

SHARES       DESCRIPTION                           VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
     239,657 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)             $       239,657
             (Cost $239,657)                  ---------------

             TOTAL INVESTMENTS -- 100.0%          174,107,878
             (Cost $171,692,649) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                    38,500
                                              ---------------
             NET ASSETS -- 100.0%             $   174,146,378
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2021.

(c)   Aggregate cost for federal income tax purposes is $173,141,282. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,100,319 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,133,723. The net unrealized appreciation was $966,596.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  173,868,221   $         --   $         --
Money Market
   Funds                     239,657             --             --
                      --------------------------------------------
Total Investments     $  174,107,878   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $  1,965,052,768    $    248,795,427    $    330,242,401
Receivables:
   Capital shares sold..............................................            3,067,879                  --                  --
   Investment securities sold.......................................                   --                  --                  --
   Dividends........................................................              330,748             331,159             913,000
   Securities lending income........................................               15,063               5,966                 814
Prepaid expenses....................................................                3,249               3,322               2,989
                                                                         ----------------    ----------------    ----------------
   Total Assets.....................................................        1,968,469,707         249,135,874         331,159,204
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Payables:
   Investment securities purchased..................................            3,066,481                  --                  --
   Capital shares redeemed..........................................                   --                  --                  --
   Collateral for securities on loan................................           15,795,768           1,580,433           1,891,120
   Investment advisory fees.........................................              809,910             106,718             148,695
   Licensing fees...................................................              398,058              60,825              67,041
   Shareholder reporting fees.......................................               37,193              10,617               9,822
   Audit and tax fees...............................................               29,991              29,991              29,991
   Trustees' fees...................................................                2,424               2,145               2,138
Other liabilities...................................................              194,037              34,367              44,185
                                                                         ----------------    ----------------    ----------------
   Total Liabilities................................................           20,333,862           1,825,096           2,192,992
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,948,135,845    $    247,310,778    $    328,966,212
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $  1,940,394,353    $    485,741,733    $    775,266,220
Par value...........................................................              317,500              44,000             318,500
Accumulated distributable earnings (loss)...........................            7,423,992        (238,474,955)       (446,618,508)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,948,135,845    $    247,310,778    $    328,966,212
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          61.36    $          56.21    $          10.33
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           31,750,002           4,400,002          31,850,002
                                                                         ================    ================    ================
Investments, at cost................................................     $  1,582,821,991    $    236,259,032    $    305,779,149
                                                                         ================    ================    ================
Securities on loan, at value........................................     $     14,841,516    $      1,547,964    $      1,821,050
                                                                         ================    ================    ================


Page 44                 See Notes to Financial Statements



                                           FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/         FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES       MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)                (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$  1,324,548,586    $  1,605,728,037    $   1,771,203,258    $    460,397,252    $  2,683,791,517    $    174,107,878

              --                  --                   --                  --                  --                  --
       4,335,464                  --                   --          11,600,257                  --                  --
       1,252,961             347,131              463,647             354,281             497,978             212,415
           2,673                  --                2,387                  --              19,436                  --
           8,253               3,882                4,689               2,808               6,233               6,477
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
   1,330,147,937       1,606,079,050        1,771,673,981         472,354,598       2,684,315,164         174,326,770
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

              --                  --                   --                  --                  --                  --
       4,340,045                  --                   --          11,604,928                  --                  --
      11,886,285                  --            2,736,950                  --          14,177,832                  --
         563,510             661,913              747,870             199,034           1,119,449              72,814
         258,672             433,187              336,794              82,293             604,155              41,722
          29,525              45,589               29,290              10,954              63,695              10,111
          29,991              29,991               29,991              29,991              29,991              29,991
           2,276               2,403                2,380               2,142               2,658               2,129
         151,563             158,095              186,217              63,435             243,819              23,625
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      17,261,867           1,331,178            4,069,492          11,992,777          16,241,599             180,392
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
$  1,312,886,070    $  1,604,747,872    $   1,767,604,489    $    460,361,821    $  2,668,073,565    $    174,146,378
================    ================    =================    ================    ================    ================

$  1,413,627,081    $  1,874,901,836    $   1,793,533,972    $    560,696,250    $  2,727,930,671    $    364,749,213
         302,500             131,500              297,000              79,500             212,550              56,500
    (101,043,511)       (270,285,464)         (26,226,483)       (100,413,929)        (60,069,656)       (190,659,335)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
$  1,312,886,070    $  1,604,747,872    $   1,767,604,489    $    460,361,821    $  2,668,073,565    $    174,146,378
================    ================    =================    ================    ================    ================
$          43.40    $         122.03    $           59.52    $          57.91    $         125.53    $          30.82
================    ================    =================    ================    ================    ================

      30,250,002          13,150,002           29,700,002           7,950,002          21,255,000           5,650,002
================    ================    =================    ================    ================    ================
$  1,171,413,255    $  1,306,487,372    $   1,610,243,125    $    422,240,507    $  2,191,999,630    $    171,692,649
================    ================    =================    ================    ================    ================
$     11,729,495    $             --    $       2,614,049    $             --    $     13,803,238    $             --
================    ================    =================    ================    ================    ================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     14,568,086    $      5,036,252    $      6,482,749
Securities lending income (net of fees).............................               64,496             305,986              28,023
Foreign withholding tax.............................................                   --                  --                  --
                                                                         ----------------    ----------------    ----------------.
   Total investment income..........................................           14,632,582           5,342,238           6,510,772
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            7,360,972           1,289,453           1,392,410
Accounting and administration fees..................................              691,974             130,502             141,555
Licensing fees......................................................              588,878             103,156             111,393
Custodian fees......................................................              112,786              20,763              26,286
Shareholder reporting fees..........................................              101,836              28,114              42,698
Transfer agent fees.................................................               61,942              12,922              14,022
Legal fees..........................................................               59,020               6,527               6,225
Audit and tax fees..................................................               30,118              30,002              30,011
Listing fees........................................................                9,931               8,806               8,806
Trustees' fees and expenses.........................................                7,317               6,464               6,538
Other expenses......................................................               18,088               5,433               3,882
                                                                         ----------------    ----------------    ----------------
   Total expenses...................................................            9,042,862           1,642,142           1,783,826
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................            5,589,720           3,700,096           4,726,946
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................          103,975,416          23,649,645          (5,186,035)
   In-kind redemptions..............................................          116,669,720          17,203,567         (48,554,560)
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................          220,645,136          40,853,212         (53,740,595)
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.          349,773,051          (6,724,081)         70,852,124
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          570,418,187          34,129,131          17,111,529
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $    576,007,907    $     37,829,227    $     21,838,475
                                                                         ================    ================    ================


Page 46                 See Notes to Financial Statements



                                           FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/         FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES       MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)                (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$     24,638,087    $      6,759,467    $      11,056,886    $      5,209,095    $     13,651,391    $      5,619,178
         405,780              13,212               19,388              34,888              50,634                  --
         (34,696)                 --                   --                  --                  --                  --
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      25,009,171           6,772,679           11,076,274           5,243,983          13,702,025           5,619,178
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

       4,364,865           7,082,289            4,760,250           1,295,729          12,292,225             945,725
         429,101             668,177              447,869             131,237           1,080,685              95,772
         349,189             566,583              380,820             103,658             983,378              75,658
          69,249             108,778               76,868              19,837             184,029              16,434
          34,230             111,438               64,370              30,386             135,841               6,692
          41,224              60,442               40,036              12,990              86,572               9,446
          20,316              28,919               23,285               7,487              54,378                 221
          30,153              30,091               30,134              30,042              30,053              29,986
          11,236               8,806                8,806               8,806               9,616               9,616
           6,437               7,496                6,873               6,424               7,992               6,254
          10,394              22,127                2,840               3,413              35,417               7,106
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
       5,366,394           8,695,146            5,842,151           1,650,009          14,900,186           1,202,910
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
      19,642,777          (1,922,467)           5,234,123           3,593,974          (1,198,161)          4,416,268
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

      11,670,515         120,554,769           24,859,120           5,616,815         (56,450,294)           (678,840)
     111,142,103          69,530,869           88,392,026          30,042,738         894,579,535           1,875,865
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
     122,812,618         190,085,638          113,251,146          35,659,553         838,129,241           1,197,025
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
     222,303,365         162,241,943          153,513,072          39,448,502         (15,385,932)         19,219,926
----------------    ----------------    -----------------    ----------------    ----------------    ----------------
     345,115,983         352,327,581          266,764,218          75,108,055         822,743,309          20,416,951
----------------    ----------------    -----------------    ----------------    ----------------    ----------------

$    364,758,760    $    350,405,114    $     271,998,341    $     78,702,029    $    821,545,148    $     24,833,219
================    ================    =================    ================    ================    ================


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST                           FIRST TRUST
                                                                 CONSUMER DISCRETIONARY                   CONSUMER STAPLES
                                                                    ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                         (FXD)                                 (FXG)
                                                          ------------------------------------  ------------------------------------
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                              7/31/2021          7/31/2020          7/31/2021          7/31/2020
                                                          -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................   $     5,589,720    $     2,809,312    $     3,700,096    $     5,158,384
Net realized gain (loss)................................       220,645,136        (32,492,782)        40,853,212         (5,762,995)
Net change in unrealized appreciation (depreciation)....       349,773,051         15,417,991         (6,724,081)        23,646,253
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       576,007,907        (14,265,479)        37,829,227         23,041,642
                                                           ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................        (4,077,825)        (3,533,221)        (3,532,571)        (5,348,032)
                                                           ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       782,562,374        938,313,476         48,212,403        104,301,401
Cost of shares redeemed.................................      (355,304,614)      (355,683,320)       (93,627,143)      (193,358,328)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       427,257,760        582,630,156        (45,414,740)       (89,056,927)
                                                           ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................       999,187,842        564,831,456        (11,118,084)       (71,363,317)

NET ASSETS:
Beginning of period.....................................       948,948,003        384,116,547        258,428,862        329,792,179
                                                           ---------------    ---------------    ---------------    ---------------
End of period...........................................   $ 1,948,135,845    $   948,948,003    $   247,310,778    $   258,428,862
                                                           ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        23,900,002          8,850,002          5,300,002          7,200,002
Shares sold.............................................        14,300,000         24,300,000            850,000          2,200,000
Shares redeemed.........................................        (6,450,000)        (9,250,000)        (1,750,000)        (4,100,000)
                                                           ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        31,750,002         23,900,002          4,400,002          5,300,002
                                                           ===============    ===============    ===============    ===============


Page 48                 See Notes to Financial Statements



            FIRST TRUST                             FIRST TRUST                             FIRST TRUST
               ENERGY                                FINANCIALS                             HEALTH CARE
          ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
               (FXN)                                   (FXO)                                   (FXH)
------------------------------------    ------------------------------------    ------------------------------------
   Year Ended         Year Ended           Year Ended         Year Ended           Year Ended         Year Ended
    7/31/2021          7/31/2020            7/31/2021          7/31/2020            7/31/2021          7/31/2020
-----------------  -----------------    -----------------  -----------------    -----------------  -----------------

 $     4,726,946    $     3,636,765      $    19,642,777    $    29,800,849      $    (1,922,467)   $       150,451
     (53,740,595)       (91,359,352)         122,812,618       (316,737,823)         190,085,638        220,856,461
      70,852,124        (11,197,032)         222,303,365       (148,910,367)         162,241,943        116,645,310
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

      21,838,475        (98,919,619)         364,758,760       (435,847,341)         350,405,114        337,652,222
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

      (6,451,416)        (2,332,625)         (19,322,307)       (34,034,992)                  --                 --
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

     298,299,815        750,311,311          829,324,790      1,178,265,404          212,370,515      1,479,716,526
    (600,515,709)      (155,637,525)        (400,047,202)    (1,158,563,694)        (306,336,510)    (1,652,799,967)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------

    (302,215,894)       594,673,786          429,277,588         19,701,710          (93,965,995)      (173,083,441)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
    (286,828,835)       493,421,542          774,714,041       (450,180,623)         256,439,119        164,568,781

     615,795,047        122,373,505          538,172,029        988,352,652        1,348,308,753      1,183,739,972
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
 $   328,966,212    $   615,795,047      $ 1,312,886,070    $   538,172,029      $ 1,604,747,872    $ 1,348,308,753
 ===============    ===============      ===============    ===============      ===============    ===============

      94,150,002         11,250,002           20,800,002         30,550,002           14,150,002         15,250,002
      33,500,000        104,100,000           19,850,000         36,650,000            1,950,000         18,650,000
     (95,800,000)       (21,200,000)         (10,400,000)       (46,400,000)          (2,950,000)       (19,750,000)
 ---------------    ---------------      ---------------    ---------------      ---------------    ---------------
      31,850,002         94,150,002           30,250,002         20,800,002           13,150,002         14,150,002
 ===============    ===============      ===============    ===============      ===============    ===============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST                           FIRST TRUST
                                                             INDUSTRIALS/PRODUCER DURABLES                   MATERIALS
                                                                    ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                         (FXR)                                 (FXZ)
                                                          ------------------------------------  ------------------------------------
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                              7/31/2021          7/31/2020          7/31/2021          7/31/2020
                                                          -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................   $     5,234,123    $     3,504,078    $     3,593,974    $     2,093,036
Net realized gain (loss)................................       113,251,146        (36,167,020)        35,659,553        (21,284,118)
Net change in unrealized appreciation (depreciation)....       153,513,072         (2,899,601)        39,448,502         10,549,321
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       271,998,341        (35,562,543)        78,702,029         (8,641,761)
                                                           ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................        (5,682,851)        (4,258,336)        (3,372,847)        (2,392,541)
                                                           ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................     1,711,548,130         68,228,226        360,933,761         55,372,219
Cost of shares redeemed.................................      (390,238,248)      (226,600,830)       (72,695,856)      (114,912,380)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................     1,321,309,882       (158,372,604)       288,237,905        (59,540,161)
                                                           ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................     1,587,625,372       (198,193,483)       363,567,087        (70,574,463)

NET ASSETS:
Beginning of period.....................................       179,979,117        378,172,600         96,794,734        167,369,197
                                                           ---------------    ---------------    ---------------    ---------------
End of period...........................................   $ 1,767,604,489    $   179,979,117    $   460,361,821    $    96,794,734
                                                           ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................         4,600,002          8,900,002          2,700,002          4,350,002
Shares sold.............................................        32,100,000          1,650,000          6,550,000          1,500,000
Shares redeemed.........................................        (7,000,000)        (5,950,000)        (1,300,000)        (3,150,000)
                                                           ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        29,700,002          4,600,002          7,950,002          2,700,002
                                                           ===============    ===============    ===============    ===============


Page 50                 See Notes to Financial Statements



            FIRST TRUST                             FIRST TRUST
             TECHNOLOGY                              UTILITIES
          ALPHADEX(R) FUND                        ALPHADEX(R) FUND
               (FXL)                                   (FXU)
------------------------------------    ------------------------------------
   Year Ended         Year Ended           Year Ended         Year Ended
    7/31/2021          7/31/2020            7/31/2021          7/31/2020
-----------------  -----------------    -----------------  -----------------

 $    (1,198,161)   $     3,502,665      $     4,416,268    $    24,861,547
     838,129,241        191,825,093            1,197,025        (60,613,146)
     (15,385,932)       215,549,299           19,219,926        (34,693,552)
 ---------------    ---------------      ---------------    ---------------

     821,545,148        410,877,057           24,833,219        (70,445,151)
 ---------------    ---------------      ---------------    ---------------

              --         (4,987,541)          (4,925,266)       (30,455,522)
 ---------------    ---------------      ---------------    ---------------

   2,373,439,398      1,227,962,041           10,559,951      1,502,286,878
  (2,732,020,436)    (1,824,089,056)         (86,309,615)    (2,520,939,542)
 ---------------    ---------------      ---------------    ---------------

    (358,581,038)      (596,127,015)         (75,749,664)    (1,018,652,664)
 ---------------    ---------------      ---------------    ---------------
     462,964,110       (190,237,499)         (55,841,711)    (1,119,553,337)

   2,205,109,455      2,395,346,954          229,988,089      1,349,541,426
 ---------------    ---------------      ---------------    ---------------
 $ 2,668,073,565    $ 2,205,109,455      $   174,146,378    $   229,988,089
 ===============    ===============      ===============    ===============

      24,655,000         34,555,000            8,350,002         46,750,002
      21,650,000         15,700,000              350,000         55,350,000
     (25,050,000)       (25,600,000)          (3,050,000)       (93,750,000)
 ---------------    ---------------      ---------------    ---------------
      21,255,000         24,655,000            5,650,002          8,350,002
 ===============    ===============      ===============    ===============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    39.70   $    43.40   $    42.42   $    37.53   $    36.06
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.20         0.36         0.37         0.43         0.34
Net realized and unrealized gain (loss)                       21.61        (3.61)        0.93         4.88         1.48
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              21.81        (3.25)        1.30         5.31         1.82
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.15)       (0.45)       (0.32)       (0.42)       (0.35)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    61.36   $    39.70   $    43.40   $    42.42   $    37.53
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              54.99%       (7.39)%       3.13%       14.17%        5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,948,136   $  948,948   $  384,117   $  409,343   $  407,197
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.63%        0.64%        0.64%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.63%        0.64%        0.64%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.38%        0.77%        0.90%        1.03%        0.79%
Portfolio turnover rate (b)                                      88%         115%          97%         101%          93%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    48.76   $    45.80   $    46.50   $    46.84   $    49.06
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.79         0.84         0.70         1.00         0.56
Net realized and unrealized gain (loss)                        7.40         2.98        (0.32)       (0.74)       (2.20)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               8.19         3.82         0.38         0.26        (1.64)
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.74)       (0.86)       (1.08)       (0.60)       (0.58)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    56.21   $    48.76   $    45.80   $    46.50   $    46.84
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              16.88%        8.46%        0.83%        0.53%       (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  247,311   $  258,429   $  329,792   $  369,643   $  461,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.63%        0.64%        0.64%        0.62%
Ratio of net expenses to average net assets                    0.64%        0.63%        0.64%        0.64%        0.62%
Ratio of net investment income (loss) to
   average net assets                                          1.43%        1.72%        1.51%        2.09%        0.94%
Portfolio turnover rate (b)                                      94%         113%          90%         107%         100%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $     6.54   $    10.88   $    17.10   $    13.66   $    14.54
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.31         0.16         0.16         0.12         0.14
Net realized and unrealized gain (loss)                        3.81        (4.31)       (6.25)        3.47        (0.85)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               4.12        (4.15)       (6.09)        3.59        (0.71)
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.33)       (0.19)       (0.13)       (0.15)       (0.17)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    10.33   $     6.54   $    10.88   $    17.10   $    13.66
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              66.66%      (38.32)%     (35.77)%      26.45%       (4.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  328,966   $  615,795   $  122,374   $  437,773   $  249,296
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.64%        0.65%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.64%        0.64%        0.65%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          1.70%        2.39%        1.17%        0.68%        1.03%
Portfolio turnover rate (b)                                      71%         165%          99%         108%          55%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    25.87   $    32.35   $    32.04   $    29.39   $    24.09
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.81         0.72         0.65         0.62         0.44
Net realized and unrealized gain (loss)                       17.55        (6.37)        0.25         2.61         5.30
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              18.36        (5.65)        0.90         3.23         5.74
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.83)       (0.83)       (0.59)       (0.58)       (0.44)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    43.40   $    25.87   $    32.35   $    32.04   $    29.39
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              71.99%      (17.56)%       3.03%       11.06%       24.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,312,886   $  538,172   $  988,353   $1,252,910   $1,121,234
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.62%        0.63%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.62%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          2.25%        2.36%        2.06%        1.99%        1.72%
Portfolio turnover rate (b)                                      86%          90%          81%          70%          80%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    95.29   $    77.62   $    76.80   $    66.92   $    61.55
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  (0.15)        0.01        (0.11)       (0.02)       (0.03)
Net realized and unrealized gain (loss)                       26.89        17.66         0.93         9.90         5.40
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              26.74        17.67         0.82         9.88         5.37
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                            --           --           --           --           --
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $   122.03   $    95.29   $    77.62   $    76.80   $    66.92
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              28.08%       22.75%        1.07%       14.76%        8.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,604,748   $1,348,309   $1,183,740   $1,063,745   $1,067,382
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.62%        0.63%        0.62%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.62%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                                         (0.14)%       0.01%       (0.11)%      (0.03)%      (0.05)%
Portfolio turnover rate (b)                                     103%         107%         123%         107%         112%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    39.13   $    42.49   $    41.28   $    35.36   $    28.94
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.33         0.58         0.30         0.28         0.17
Net realized and unrealized gain (loss)                       20.42        (3.29)        1.17         5.92         6.42
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              20.75        (2.71)        1.47         6.20         6.59
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.36)       (0.65)       (0.26)       (0.28)       (0.17)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    59.52   $    39.13   $    42.49   $    41.28   $    35.36
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              53.21%       (6.30)%       3.67%       17.57%       22.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,767,604   $  179,979   $  378,173   $1,579,093   $1,444,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.64%        0.63%        0.62%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.64%        0.63%        0.62%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.55%        1.30%        0.71%        0.70%        0.53%
Portfolio turnover rate (b)                                      91%          97%          79%          91%         101%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    35.85   $    38.48   $    43.31   $    38.63   $    34.32
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.72         0.71         0.50         0.40         0.48
Net realized and unrealized gain (loss)                       22.05        (2.57)       (4.88)        4.69         4.30
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              22.77        (1.86)       (4.38)        5.09         4.78
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.71)       (0.77)       (0.45)       (0.41)       (0.47)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    57.91   $    35.85   $    38.48   $    43.31   $    38.63
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              64.02%       (4.78)%     (10.08)%      13.20%       14.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  460,362   $   96,795   $  167,369   $  314,026   $  260,726
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.67%        0.65%        0.64%        0.65%
Ratio of net expenses to average net assets                    0.64%        0.67%        0.65%        0.64%        0.65%
Ratio of net investment income (loss) to
   average net assets                                          1.39%        1.95%        1.27%        0.92%        1.40%
Portfolio turnover rate (b)                                      77%          84%          82%          92%          84%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    89.44   $    69.32   $    56.54   $    45.12   $    34.84
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  (0.06)        0.11         0.31         0.09         0.32
Net realized and unrealized gain (loss)                       36.15        20.17        12.75        11.43        10.32
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              36.09        20.28        13.06        11.52        10.64
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                            --        (0.16)       (0.28)       (0.10)       (0.36)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $   125.53   $    89.44   $    69.32   $    56.54   $    45.12
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              40.34%       29.33%       23.20%       25.55%       30.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $2,668,074   $2,205,109   $2,395,347   $1,996,201   $  607,101
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.61%        0.61%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.61%        0.61%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                         (0.05)%       0.16%        0.50%        0.17%        0.82%
Portfolio turnover rate (b)                                      92%         110%          91%         127%         115%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2021         2020         2019         2018         2017
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    27.54   $    28.87   $    26.37   $    27.64   $    27.46
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.68         1.05         0.63         0.98         0.76
Net realized and unrealized gain (loss)                        3.32        (1.29)        2.43        (1.30)        0.19
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               4.00        (0.24)        3.06        (0.32)        0.95
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.72)       (1.09)       (0.56)       (0.95)       (0.77)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    30.82   $    27.54   $    28.87   $    26.37   $    27.64
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              14.80%       (0.70)%      11.71%       (1.09)%       3.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  174,146   $  229,988   $1,349,541   $  308,540   $1,350,332
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.62%        0.63%        0.63%        0.62%
Ratio of net expenses to average net assets                    0.64%        0.62%        0.63%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                                          2.33%        2.42%        2.23%        2.67%        2.74%
Portfolio turnover rate (b)                                      38%          64%          60%          76%          57%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Sector
Fund are listed and traded on NYSE Arca, Inc.

        First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
        First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
        First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
        First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
        First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund -
           (ticker "FXR")
        First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
        First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
        First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                               INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                      StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                            StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                           StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                             StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                            StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                             StrataQuant(R) Utilities Index(1)


(1)   This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P.
      ("FTP"), the distributor of the Trust, by IDI. IDI is a
      successor-in-interest to previous entities that maintained the index in
      NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2021, all the
Funds except FXH, FXZ, and FXU had securities in the securities lending program.
During the fiscal year ended July 31, 2021, all the Funds except FXU participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2021, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of July 31, 2021.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund             $   4,077,825           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       3,532,571                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 6,451,416                       --                       --
First Trust Financials AlphaDEX(R) Fund                            19,322,307                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          5,682,851                       --                       --
First Trust Materials AlphaDEX(R) Fund                              3,372,847                       --                       --
First Trust Technology AlphaDEX(R) Fund                                    --                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              4,925,266                       --                       --


The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2020 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund             $   3,533,221           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       5,348,032                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 2,332,625                       --                       --
First Trust Financials AlphaDEX(R) Fund                            34,034,992                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          4,258,336                       --                       --
First Trust Materials AlphaDEX(R) Fund                              2,392,541                       --                       --
First Trust Technology AlphaDEX(R) Fund                             4,987,541                       --                       --
First Trust Utilities AlphaDEX(R) Fund                             30,455,522                       --                       --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund             $   1,610,866           $ (364,581,172)           $ 370,394,298
First Trust Consumer Staples AlphaDEX(R) Fund                         366,031             (250,660,847)              11,819,861
First Trust Energy AlphaDEX(R) Fund                                   103,016             (466,017,608)              19,296,084
First Trust Financials AlphaDEX(R) Fund                             2,234,373             (238,645,650)             135,367,766
First Trust Health Care AlphaDEX(R) Fund                             (453,844)            (564,968,527)             295,136,907
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 --             (181,053,205)             154,826,722
First Trust Materials AlphaDEX(R) Fund                                303,902             (136,666,584)              35,948,753
First Trust Technology AlphaDEX(R) Fund                              (676,460)            (534,219,060)             474,825,864
First Trust Utilities AlphaDEX(R) Fund                                309,266             (191,935,197)                 966,596


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019,
2020, and 2021 remain open to federal and state audit. As of July 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                               Non-Expiring
                                                                               Capital Loss
                                                                               Carryforward
                                                                           --------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                           $  364,581,172
First Trust Consumer Staples AlphaDEX(R) Fund                                    250,660,847
First Trust Energy AlphaDEX(R) Fund                                              466,017,608
First Trust Financials AlphaDEX(R) Fund                                          238,645,650
First Trust Health Care AlphaDEX(R) Fund                                         564,968,527
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                       181,053,205
First Trust Materials AlphaDEX(R) Fund                                           136,666,584
First Trust Technology AlphaDEX(R) Fund                                          534,219,060
First Trust Utilities AlphaDEX(R) Fund                                           191,935,197


                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

During the taxable year ended July 31, 2021, the following Funds utilized post-enactment capital loss carryforwards in the following amounts:


                                                                               Capital Loss
                                                                               Carryforward
                                                                                 Utilized
                                                                           --------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                           $  101,716,487
First Trust Consumer Staples AlphaDEX(R) Fund                                     23,413,331
First Trust Energy AlphaDEX(R) Fund                                                3,321,616
First Trust Financials AlphaDEX(R) Fund                                           25,098,162
First Trust Health Care AlphaDEX(R) Fund                                         110,489,727
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        30,198,576
First Trust Materials AlphaDEX(R) Fund                                             7,143,048
First Trust Technology AlphaDEX(R) Fund                                                   --
First Trust Utilities AlphaDEX(R) Fund                                                    --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the following
Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                   Qualified Late Year Losses
                                                                   --------------------------
                                                           Ordinary Losses             Capital Losses
                                                           ---------------             --------------
First Trust Health Care AlphaDEX(R) Fund                   $       453,844             $           --
First Trust Technology AlphaDEX(R) Fund                            676,460                         --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2021, the adjustments for each Fund were as follows:


                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)             Paid-in
                                                               Income (Loss)         on Investments           Capital
                                                             ------------------    ------------------    ------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund          $               --    $     (114,213,339)   $      114,213,339
First Trust Consumer Staples AlphaDEX(R) Fund                                --           (16,773,690)           16,773,690
First Trust Energy AlphaDEX(R) Fund                                          --            74,417,770           (74,417,770)
First Trust Financials AlphaDEX(R) Fund                                (152,243)         (107,999,916)          108,152,159
First Trust Health Care AlphaDEX(R) Fund                              1,499,547           (63,907,311)           62,407,764
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              363,473           (86,314,296)           85,950,823
First Trust Materials AlphaDEX(R) Fund                                       --           (29,558,378)           29,558,378
First Trust Technology AlphaDEX(R) Fund                                 521,701          (879,304,043)          878,782,342
First Trust Utilities AlphaDEX(R) Fund                                       --              (825,162)              825,162


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery
Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2022.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the fiscal year ended July 31, 2021, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of July 31, 2021, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $ 1,286,511,899      $ 1,286,111,114
First Trust Consumer Staples AlphaDEX(R) Fund                                 239,742,261          239,735,203
First Trust Energy AlphaDEX(R) Fund                                           206,154,743          204,490,573
First Trust Financials AlphaDEX(R) Fund                                       747,110,079          742,490,714
First Trust Health Care AlphaDEX(R) Fund                                    1,457,097,704        1,459,181,825
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    876,176,107          877,496,924
First Trust Materials AlphaDEX(R) Fund                                        196,948,478          196,293,887
First Trust Technology AlphaDEX(R) Fund                                     2,248,067,857        2,247,605,573
First Trust Utilities AlphaDEX(R) Fund                                         72,397,962           72,340,165


For the fiscal year ended July 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   782,072,649      $   354,224,917
First Trust Consumer Staples AlphaDEX(R) Fund                                  48,053,026           93,368,652
First Trust Energy AlphaDEX(R) Fund                                           297,373,799          599,132,602
First Trust Financials AlphaDEX(R) Fund                                       825,786,950          398,653,044
First Trust Health Care AlphaDEX(R) Fund                                      211,717,734          305,756,222
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  1,710,883,741          389,313,587
First Trust Materials AlphaDEX(R) Fund                                        360,344,219           72,594,163
First Trust Technology AlphaDEX(R) Fund                                     2,372,678,953        2,730,816,168
First Trust Utilities AlphaDEX(R) Fund                                         10,534,799           86,047,838


                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2021

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples
AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials
AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust
Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials
AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust
Utilities AlphaDEX(R) Fund (the "Funds"), each a series of the First Trust
Exchange-Traded AlphaDEX(R) Fund, including the portfolios of investments, as of
July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 23, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                           100.00%
First Trust Health Care AlphaDEX(R) Fund                                            0.00%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                             0.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%


For the taxable year ended July 31, 2021, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:


                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                           100.00%
First Trust Health Care AlphaDEX(R) Fund                                            0.00%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                             0.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%


A portion of each of the First Trust Exchange-Traded AlphaDEX(R) Sector Funds'
2021 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year-ended July 31, 2021, may be eligible for the
Qualified Business Income Deduction (QBI) under the Internal Revenue Code of
1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away

                                                                         Page 67


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of the
First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2020, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,342,972.
This figure is comprised of $200,067 paid (or to be paid) in fixed compensation and $3,142,905 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$1,745,625 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $1,597,347 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                                                                         Page 69

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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

                               ADVISORY AGREEMENT

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
        First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
        First Trust Energy AlphaDEX(R) Fund (FXN)
        First Trust Financials AlphaDEX(R) Fund (FXO)
        First Trust Health Care AlphaDEX(R) Fund (FXH)
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
        First Trust Materials AlphaDEX(R) Fund (FXZ)
        First Trust Technology AlphaDEX(R) Fund (FXL)
        First Trust Utilities AlphaDEX(R) Fund (FXU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30,
2022. For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The
Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in its respective
Expense Group. With respect to the Expense Groups, the Board, at the April 26,
2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the
Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs
(including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                                                                         Page 71

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2021 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                  THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                   FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           211         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            211         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         211         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           211         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               211         None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 73

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BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)


                              POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                  AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief            o Indefinite Term       Managing Director and Chief Financial Officer
(1966)                Executive Officer                                      (January 2016 to Present), Controller (January 2011
                                                     o Since January 2016    to January 2016), Senior Vice President (April 2007 to
                                                                             January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer (January
                                                                             2016 to Present), BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial     o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief Accounting                           President (April 2012 to July 2016), First Trust
                      Officer                        o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief            o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
                                                     o Since Inception       BondWave LLC; Secretary,Stonebridge Advisors
                                                                             LLC

Daniel J. Lindquist   Vice President                 o Indefinite Term       Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Kristi A. Maher       Chief Compliance Officer       o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                     o Chief Compliance
                                                       Officer Since
                                                       January 2011

                                                     o Assistant Secretary
                                                       Since Inception

Roger F. Testin       Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Stan Ueland           Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2021

                                                                         Page 75

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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Sector Funds

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Annual Report                                                      July 31, 2021
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2021

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2021

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the 12-month period ended July
31, 2021.

I often mention at the end of my shareholder letters that investors should stay the course. I do so because First Trust believes in the buy and hold investment philosophy, and the math supports our view. The S&P 500(R) Index (the "Index")
has never failed to fully recover the losses sustained in any correction or bear market. As of July 31, 2021, the Index stood just 0.61% below its all-time closing high set on July 26, 2021. Whether you believe that history repeats itself or simply rhymes, it provides us with valuable insight either way. When it comes to setting realistic expectations about equity returns over time, we know that the Index delivered an average annual total return of 10.28% from
1926-2020 (95 years), according to data from Morningstar/Ibbotson Associates.
That is our long-term performance benchmark for stocks in the U.S. Why is that relevant in today's climate? It is important to note that this very Index has posted a total return of 17.99% year-to-date and 36.45% for the 12-month period ended July 31, 2021, according to Bloomberg. Using industry jargon, these are sometimes referred to as "outsized" returns, or well-above the norm.

As previously noted, the stock market experiences selloffs of various degrees on an ongoing basis. The more severe declines are referred to as corrections and bear markets. Corrections are defined as a 10.00% to 19.99% decline in the price of an index or security from its most recent closing high. Bear markets entail price declines of 20% or more. Since 1950, the Index has endured 38 selloffs totaling 10% or more, with nine of them being bear markets, according to The
Motley Fool, a private financial and investing advice company. Over that 71-year period, on average, the stock market experienced a correction every 1.84 years, compared to every 7.78 years for bear markets. The last major selloff occurred in the first quarter of 2020 (17 months ago), when the Index plunged 33.79%, due to the initial shock from the onset of the coronavirus ("COVID-19") pandemic.
While that qualified as a bear market, some investors may be thinking we are due for a correction in the coming months. Remember, these statistics represent averages. A June 2021 survey by the CFA Institute found that 45% of the chartered financial analysts it polled believe we will have a correction within
1-3 years. I offer this forecast to show investors how challenging it is to make such market calls, even for highly credentialled professionals. A 1-3 year projection isn't exactly actionable information, in my opinion.

The bottom line is that those individuals who have remained invested in the stock and bond markets throughout the COVID-19 pandemic have likely prospered beyond what they might have imagined. Suffice it to say that the markets have exceeded expectations over the past 12 months. I think your average investor would have been content with just being in positive territory. Looking ahead, I see more tailwinds for the markets than headwinds, particularly with respect to the stock market. There is plenty of liquidity in the economy thanks to the accommodative monetary policy of the Federal Reserve (the "Fed") and fiscal stimulus from Congress. We have the potential for another $4 to $5 trillion in fiscal stimulus from President Joe Biden's bipartisan infrastructure bill and the Democrat-driven budget package, including funds earmarked for climate change projects (green energy), health care, education, and more. Perhaps the biggest headwind moving forward is rising inflation. We should know in the next few months if it is transitory, as Fed Chairman Jerome Powell believes, or if it will be with us for a sustained period. Stay tuned and stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

We have learned recently that the reopening process for the economy from the coronavirus ("COVID-19") pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. As of the end of July 2021, only 50% of the U.S. population was fully vaccinated, according to Science magazine. In the last two weeks of July 2021, 80% to 87% of all COVID-19 cases were caused by the Delta variant, according to the Centers for Disease Control and Prevention. The Biden Administration is advocating for a third shot
(booster) for those who have already been fully vaccinated. It should come as no surprise that it is receiving plenty of resistance, including some from the scientific community. We intend to monitor this closely in the months ahead.

The global growth forecast from the International Monetary Fund ("IMF") released in July 2021 projected a 6.0% real growth rate for gross domestic product for
2021, up from -3.2% in 2020. The IMF is calling for a 7.0% growth rate for the
U.S. in 2021, up from -3.5% the previous year. Advanced Economies are expected to register a 5.6% growth rate, up from -4.6%. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than
Advanced Economies in 2021. Their 2021 growth rate estimate is 6.3%, up from
-2.1% a year ago.

Data from Refinitiv, a global provider of financial market data, indicates that global mergers and acquisitions ("M&A") activity set a record high in the first seven months of 2021, with announced deals valued at $3.3 trillion, according to
The Motley Fool, a private financial and investing advice company. Activity was up 116% from the same period a year ago. U.S. M&A activity totaled $1.6 trillion for the period. The total number of deals also set a record high by topping
33,000. Technology companies accounted for 23% of all global M&A deals. M&A serves as a good barometer of economic and business confidence levels, in our opinion.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed in the U.S. stood at an all-time high of $6.60 trillion in July
2021, up from $4.61 trillion a year ago, according to its own release. Net inflows to U.S. listed ETFs/ETPs totaled $788.00 billion for the 12-month period ended July 31, 2021.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended July 31, 2021,
U.S. Equity funds/ETFs reported estimated net outflows totaling $27.93 billion, according to data from Morningstar. Investors continue to overwhelmingly favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $198.00 billion, compared to estimated net outflows totaling $225.93 billion for actively managed U.S. Equity funds/ETFs.

For the 12-month period ended July 31, 2021, U.S. Large Blend, U.S. Large Growth and U.S. Large Value equity funds/ETFs reported estimated net flows totaling
-$3.23 billion, -$79.02 billion and $37.66 billion, respectively, according to
Morningstar. U.S. Mid-Cap Blend, U.S. Mid-Cap Growth and U.S. Mid-Cap Value
equity funds/ETFs reported estimated net flows totaling $4.96 billion, -$1.29 billion and -$10.53 billion, respectively. U.S. Small Blend, U.S. Small Growth and U.S. Small Value equity funds/ETFs reported estimated net flows totaling
$14.45 billion, $1.21 billion and $7.89 billion, respectively for the same period. Overall, style-driven portfolios were a bit of a mixed bag over the past year in that there were no distinct patterns of preference.

For the 12-month period ended July 31, 2021, the S&P 500(R) Index posted a total return of 36.45%, according to Bloomberg. Growth stocks slightly outperformed value stocks in the same period. The S&P 500(R) Growth Index posted a total return of 37.13%, compared to 35.68% for the S&P 500(R) Value Index for the same period. The S&P MidCap 400(R) Index posted a total return of 46.99% in the same period. Growth stocks significantly underperformed value stocks in the period.
The S&P MidCap 400(R) Growth Index posted a total return of 38.36%, compared to
56.85% for the S&P MidCap 400(R) Value Index for the same period. The S&P
SmallCap 600(R) Index posted a total return of 56.95% in the same period. Growth stocks significantly underperformed value stocks in the period. The S&P SmallCap
600(R) Growth Index posted a total return of 49.11%, compared to 65.47% for the
S&P SmallCap 600(R) Value Index for the same period.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              40.77%     14.53%      13.27%        9.07%       97.04%    247.80%      244.00%
Market Price                     40.81%     14.53%      13.28%        9.07%       97.04%    248.04%      244.06%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Core Index(1)       41.71%     15.26%       N/A          N/A        103.40%      N/A          N/A
Nasdaq US 500 Large Cap
   Index(1)                      36.53%     17.79%       N/A          N/A        126.76%      N/A          N/A
S&P 500(R) Index                 36.45%     17.35%      15.35%       10.07%      122.51%    316.89%      291.56%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 40.77% during the period covered by this report. During the same period, the S&P 500(R) Index (the
"Benchmark") generated a return of 36.45%. During the period covered by this report, the Fund allocated 20.1% to the Information Technology sector and 16.1%
to the Financials sector, the two largest allocations during the period. The allocation to the Information Technology sector also contributed 8.9% to the
Fund's return, while investments in the Financials sector generated a 9.0%
contribution to the Fund's return, which were the two greatest contributions of any sector during the period. The worst performing and least contributing sector was the Utilities sector with a 9.8% total return and a 0.8% contribution, stemming from its 7.0% allocation. On a relative basis, the Fund outperformed the Benchmark. The most significant source of outperformance for the Fund came from investments in the Consumer Discretionary sector. In this sector, the investments in the Fund outperformed those in the Benchmark and investments in this sector led to 1.8% of outperformance for the Fund versus the Benchmark. The
Fund overweighted, with respect to the Benchmark, the relatively poor-performing
Utilities sector by 4.2%. Investments in this sector caused -1.1% of relative drag.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        17.8%
Financials                                    17.5
Health Care                                   15.8
Industrials                                   10.4
Consumer Discretionary                        10.0
Utilities                                      7.2
Communication Services                         5.8
Consumer Staples                               4.7
Materials                                      4.4
Real Estate                                    3.7
Energy                                         2.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                  0.7%
Blackstone Group (The), Inc.                   0.5
Fortinet, Inc.                                 0.5
Waters Corp.                                   0.5
Cloudflare, Inc., Class A                      0.5
Alphabet, Inc., Class A                        0.5
Charles River Laboratories International,
   Inc.                                        0.5
EPAM Systems, Inc.                             0.5
Gartner, Inc.                                  0.5
Snap, Inc., Class A                            0.5
                                            -------
  Total                                        5.2%
                                            =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2011 - JULY 31, 2021

            First Trust Large Cap      S&P 500(R)
            Core AlphaDEX(R) Fund        Index
7/11               $10,000              $10,000
1/12                10,073               10,271
7/12                10,220               10,913
1/13                11,751               11,994
7/13                13,429               13,641
1/14                14,434               14,576
7/14                15,824               15,952
1/15                16,444               16,649
7/15                17,037               17,739
1/16                15,254               16,538
7/16                17,650               18,736
1/17                18,905               19,853
7/17                20,593               21,741
1/18                23,573               25,095
7/18                23,418               25,271
1/19                22,163               24,515
7/19                24,235               27,291
1/20                25,201               29,832
7/20                24,710               30,555
1/21                29,464               34,978
7/21                34,780               41,689


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              54.62%     14.65%      12.31%       9.70%        98.06%    219.37%      273.44%
Market Price                     54.63%     14.64%      12.32%       9.70%        98.02%    219.49%      273.38%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Core Index(1)             55.61%     15.39%       N/A          N/A        104.60%      N/A          N/A
Nasdaq US 600 Mid Cap
   Index(1)                      48.41%     14.96%       N/A          N/A        100.78%      N/A          N/A
S&P MidCap 400(R) Index          46.99%     13.42%      12.85%       9.78%        87.65%    234.92%      277.03%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 54.62% during the period covered by this report. During the same period, the S&P MidCap 400(R) Index (the "Benchmark")
generated a return of 46.99%. During the period covered by this report, the
Financials sector received the largest allocation within the Fund at a weight of
19.0%. This sector also generated the largest contribution to the Fund during the period with a 12.4% contribution, stemming from its 65.5% total return. The
Fund's allocation to the Energy sector generated the least amount of return for the Fund during the period with a 0.4% contribution, stemming from its 1.7%
allocation and 60.8% return. On a relative basis, the Fund outperformed the
Benchmark. The Fund outperformed the Benchmark among the Financials sector by
13.4%, and investments in this sector created 2.5% of relative outperformance.
The Fund's underweight, relative to the Benchmark, to the relatively well-performing Information Technology sector, caused -0.2% of relative underperformance.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    20.2%
Consumer Discretionary                        15.4
Industrials                                   15.3
Information Technology                        10.6
Health Care                                    9.3
Real Estate                                    7.7
Materials                                      6.9
Utilities                                      5.4
Consumer Staples                               4.5
Energy                                         2.6
Communication Services                         2.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AutoNation, Inc.                               0.5%
Penske Automotive Group, Inc.                  0.4
Crocs, Inc.                                    0.4
Cleveland-Cliffs, Inc.                         0.4
Santander Consumer USA Holdings, Inc.          0.4
Ares Management Corp., Class A                 0.4
L Brands, Inc.                                 0.4
Tempur Sealy International, Inc.               0.4
Universal Health Services, Inc., Class B       0.4
Knight-Swift Transportation Holdings, Inc.     0.4
                                            -------
  Total                                        4.1%
                                            =======


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2011 - JULY 31, 2021

            First Trust Mid Cap       S&P MidCap 400(R)
           Core AlphaDEX(R) Fund            Index
7/11              $10,000                  $10,000
1/12               10,160                   10,003
7/12               10,067                   10,120
1/13               11,754                   11,860
7/13               13,359                   13,460
1/14               14,590                   14,453
7/14               15,162                   15,194
1/15               15,422                   16,025
7/15               16,002                   16,910
1/16               13,771                   14,952
7/16               16,124                   17,845
1/17               17,636                   19,462
7/17               18,479                   20,466
1/18               21,037                   22,889
7/18               21,681                   23,441
1/19               20,383                   21,862
7/19               21,946                   23,629
1/20               22,325                   24,328
7/20               20,656                   22,790
1/21               27,266                   28,814
7/21               31,937                   33,492


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              64.45%     14.32%      12.32%       8.85%        95.28%    219.69%      234.38%
Market Price                     64.41%     14.33%      12.33%       8.85%        95.32%    219.76%      234.25%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Small Cap Core Index(1)       65.68%     15.09%       N/A          N/A        101.89%      N/A          N/A
Nasdaq US 700 Small
   Cap Index(1)                  62.58%     15.82%       N/A          N/A        108.41%      N/A          N/A
S&P SmallCap 600(R) Index        56.95%     14.13%      13.59%       9.74%        93.62%    257.48%      275.14%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 64.45% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Index (the "Benchmark")
generated a return of 56.95%. The Financials sector received an allocation of
21.5%, which was the greatest weight of any sector in the Fund during the period covered by this report. Investments in this sector contributed 15.1% to the
Fund's return, which was the greatest contribution to the Fund's return of any sector. No sector had a negative contribution to the Fund's return during the period covered by this report. On a relative basis, the Fund outperformed the
Benchmark. Investments in the Industrials sector led to 3.9% of this outperformance. Meanwhile, -1.7% of underperformance for the Fund came from investments in Consumer Discretionary.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    22.5%
Industrials                                   18.1
Consumer Discretionary                        14.7
Information Technology                        11.7
Health Care                                    8.5
Real Estate                                    6.2
Materials                                      5.0
Consumer Staples                               4.5
Energy                                         3.5
Utilities                                      2.7
Communication Services                         2.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Sonic Automotive, Inc., Class A                0.4%
Perficient, Inc.                               0.4
Meritage Homes Corp.                           0.4
Tri Pointe Homes, Inc.                         0.4
Group 1 Automotive, Inc.                       0.4
Mr. Cooper Group, Inc.                         0.4
American National Group, Inc.                  0.4
Herc Holdings, Inc.                            0.4
XPEL, Inc.                                     0.4
M/I Homes, Inc.                                0.4
                                            -------
  Total                                        4.0%
                                            =======


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2011 - JULY 31, 2021

            First Trust Small Cap      S&P SmallCap 600(R)
            Core AlphaDEX(R) Fund             Index
7/11               $10,000                   $10,000
1/12                10,403                    10,344
7/12                10,142                    10,400
1/13                11,800                    11,943
7/13                13,852                    14,017
1/14                15,201                    15,340
7/14                15,189                    15,564
1/15                15,546                    16,284
7/15                16,019                    17,427
1/16                13,704                    15,521
7/16                16,371                    18,465
1/17                18,158                    20,851
7/17                18,996                    21,727
1/18                21,095                    24,303
7/18                22,738                    26,743
1/19                20,719                    23,999
7/19                21,252                    24,938
1/20                21,325                    25,571
7/20                19,438                    22,775
1/21                28,238                    31,500
7/21                31,969                    35,748


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              44.43%     11.53%      11.26%        7.58%       72.54%    190.71%      182.99%
Market Price                     44.43%     11.53%      11.26%        7.58%       72.54%    190.71%      182.98%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Value Index(1)      45.48%     12.26%       N/A          N/A         78.26%      N/A          N/A
Nasdaq US 500 Large
   Cap Value Index(1)            40.23%     13.66%       N/A          N/A         89.68%      N/A          N/A
S&P 500(R) Index                 36.45%     17.35%      15.35%       10.07%      122.51%    316.89%      291.56%
S&P 500(R) Value Index           35.68%     12.11%      12.35%        6.98%       77.11%    220.40%      161.23%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 44.43% during the period covered by this report. During the same period, the S&P 500(R) Value Index (the "Benchmark")
generated a return of 35.68%. During the period covered by this report, the
Fund's largest allocation was to the Financials sector with a 25.4% weight. This allocation also generated the largest contribution to the Fund's return at
16.0%, stemming from its 66.3% total return. The least-contributing sector to the Fund's return for the period was found within its allocation to the Consumer
Staples sector, which generated a 1.2% contribution to the Fund's return due to its 7.1% allocation and 15.7% total return. On a relative basis, the Fund outperformed the Benchmark. The majority of the outperformance is attributable to the Fund outperforming and over-allocating the Benchmark among securities in the Financials sector, which led to 3.3% of relative outperformance. The Fund over-allocated the Benchmark among the relatively poor-performing Utilities sector by 7.2%, which created -1.8% of relative drag.

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    25.4%
Utilities                                     13.8
Industrials                                   11.6
Health Care                                   10.2
Consumer Staples                               7.1
Consumer Discretionary                         6.9
Materials                                      6.8
Communication Services                         6.2
Information Technology                         6.1
Real Estate                                    3.2
Energy                                         2.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Quest Diagnostics, Inc.                        1.0%
Laboratory Corp. of America Holdings           1.0
Lennar Corp., Class A                          1.0
D.R. Horton, Inc.                              1.0
Capital One Financial Corp.                    0.9
Fortive Corp.                                  0.9
Public Service Enterprise Group, Inc.          0.9
Entergy Corp.                                  0.9
Ally Financial, Inc.                           0.9
Consolidated Edison, Inc.                      0.9
                                            -------
  Total                                        9.4%
                                            =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 31, 2011 - JULY 31, 2021

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/11               $10,000               $10,000          $10,000
1/12                10,348                10,271           10,288
7/12                10,496                10,913           10,774
1/13                12,284                11,994           12,291
7/13                13,975                13,641           14,038
1/14                14,757                14,576           14,622
7/14                16,415                15,952           16,043
1/15                16,554                16,649           16,355
7/15                16,367                17,739           17,102
1/16                14,415                16,538           15,768
7/16                16,848                18,736           18,091
1/17                19,287                19,853           19,591
7/17                20,780                21,741           20,686
1/18                23,186                25,095           23,383
7/18                22,468                25,271           22,843
1/19                21,322                24,513           22,194
7/19                22,322                27,288           24,276
1/20                23,159                29,828           26,257
7/20                20,129                30,554           23,615
1/21                24,425                34,975           26,903
7/21                29,071                41,689           32,040


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              37.30%     17.50%      15.13%       10.40%      123.99%    309.23%      308.62%
Market Price                     37.34%     17.51%      15.14%       10.40%      124.03%    309.36%      308.61%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Growth Index(1)     38.16%     18.24%       N/A          N/A        131.09%      N/A          N/A
Nasdaq US 500 Large
   Cap Growth Index(1)           34.51%     21.06%       N/A          N/A        159.96%      N/A          N/A
S&P 500(R) Index                 36.45%     17.35%      15.35%       10.07%      122.51%    316.89%      291.56%
S&P 500(R) Growth Index          37.13%     21.63%      17.79%       12.76%      166.15%    414.30%      452.38%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 37.30% during the period covered by this report. During the same period, the S&P 500(R) Growth Index (the "Benchmark")
generated a return of 37.13%. During the period covered by this report, the Fund allocated 38.3% to the Information Technology sector which was the largest sector weight for the Fund as well as the largest contributor to the Fund's return with a 16.8% contribution during the period. The Fund's allocation to the
Utilities sector provided the only negative contribution to the Fund's return with a -0.1% contribution to the Fund's return during the period, stemming from its -9.1% return and 0.3% allocation. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance were investments in the
Consumer Discretionary sector, which caused 1.8% of outperformance for the Fund versus the Benchmark. The greatest drag on the Fund, relative to the Benchmark, were investments in the Industrials sector, which caused -0.9% of underperformance for the Fund during this same period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        34.9%
Health Care                                   22.9
Consumer Discretionary                        13.7
Financials                                     8.4
Industrials                                    6.5
Communication Services                         5.9
Real Estate                                    3.3
Energy                                         1.6
Consumer Staples                               1.6
Materials                                      1.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                  1.3%
Blackstone Group (The), Inc.                   1.0
PerkinElmer, Inc.                              1.0
West Pharmaceutical Services, Inc.             1.0
Fortinet, Inc.                                 1.0
Waters Corp.                                   1.0
Cloudflare, Inc., Class A                      1.0
Alphabet, Inc., Class A                        1.0
Charles River Laboratories International,
   Inc.                                        1.0
EPAM Systems, Inc.                             1.0
                                            -------
  Total                                       10.3%
                                            =======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2011 - JULY 31, 2021

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/11                $10,000               $10,000          $10,000
1/12                  9,688                10,271           10,264
7/12                  9,811                10,913           11,038
1/13                 10,986                11,994           11,743
7/13                 12,600                13,641           13,300
1/14                 13,838                14,576           14,556
7/14                 14,979                15,952           15,892
1/15                 16,083                16,649           16,944
7/15                 17,574                17,739           18,354
1/16                 16,101                16,538           17,267
7/16                 18,272                18,736           19,324
1/17                 18,065                19,853           20,020
7/17                 19,933                21,741           22,604
1/18                 23,492                25,095           26,562
7/18                 23,957                25,271           27,489
1/19                 22,474                24,515           26,635
7/19                 25,670                27,291           30,116
1/20                 26,815                29,832           33,220
7/20                 29,804                30,555           37,508
1/21                 35,048                34,978           43,131
7/21                 40,923                41,689           51,430


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the
Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700
Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              54.35%     11.46%      10.96%        7.84%       72.03%    182.98%      192.73%
Market Price                     54.30%     11.46%      10.97%        7.84%       72.04%    183.23%      192.67%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Value Index(1)      55.57%     12.29%       N/A          N/A         78.52%      N/A          N/A
Nasdaq US Multi Cap
   Value Index(1)                43.27%     13.55%       N/A          N/A         88.80%      N/A          N/A
S&P Composite 1500(R) Index      37.52%     17.01%      15.13%       10.07%      119.30%    309.05%      291.50%
S&P Composite 1500(R) Value
   Index                         37.70%     12.10%      12.36%        7.17%       77.01%    220.57%      167.82%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 54.35% during the period covered by this report. During the same period, the S&P Composite 1500(R) Value Index (the
"Benchmark") generated a return of 37.70%. During the period covered by this report, the Fund's greatest sector allocation was in the investments in the
Financials sector. These investments received an allocation of 28.1% and also contributed more to the Fund's return than any other sector, with a contribution to the Fund's return of 20.2%. No sector had a negative contribution to Fund return during the period. On a relative basis the Fund outperformed the
Benchmark. Much of this outperformance came from the heavily weighted Financials sector, which contributed 5.3% to the Fund's performance versus the Benchmark.
Allocations in almost every sector resulted in outperformance for the Fund versus the Benchmark. The only two exceptions were the Utilities sector, which caused -0.6% of underperformance for the Fund and the Energy sector, which caused -0.2% of underperformance for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    28.2%
Industrials                                   13.7
Consumer Discretionary                        10.7
Utilities                                     10.3
Materials                                      6.9
Health Care                                    6.6
Information Technology                         6.2
Consumer Staples                               5.8
Real Estate                                    4.8
Communication Services                         4.3
Energy                                         2.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Quest Diagnostics, Inc.                        0.5%
Laboratory Corp. of America Holdings           0.5
Lennar Corp., Class A                          0.5
D.R. Horton, Inc.                              0.5
Capital One Financial Corp.                    0.5
Fortive Corp.                                  0.5
Public Service Enterprise Group, Inc.          0.5
Entergy Corp.                                  0.5
Ally Financial, Inc.                           0.5
Consolidated Edison, Inc.                      0.5
                                            -------
  Total                                        5.0%
                                            =======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             JULY 31, 2011 - JULY 31, 2021

           First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
           Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/11              $10,000                 $10,000                $10,000
1/12               10,439                  10,251                 10,284
7/12               10,363                  10,827                 10,718
1/13               12,218                  11,981                 12,273
7/13               14,086                  13,639                 14,039
1/14               15,090                  14,593                 14,681
7/14               16,252                  15,877                 16,036
1/15               16,250                  16,587                 16,368
7/15               16,132                  17,663                 17,081
1/16               13,928                  16,377                 15,689
7/16               16,451                  18,652                 18,110
1/17               18,811                  19,848                 19,689
7/17               19,652                  21,638                 20,727
1/18               21,737                  24,899                 23,361
7/18               21,674                  25,168                 22,984
1/19               20,361                  24,292                 22,216
7/19               20,890                  26,941                 24,199
1/20               21,344                  29,292                 26,031
7/20               18,333                  29,746                 23,280
1/21               23,517                  34,411                 26,894
7/21               28,298                  40,905                 32,057


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700
Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years     Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              44.10%     17.95%      14.70%       10.60%      128.34%    294.25%       319.66%
Market Price                     44.07%     17.97%      14.71%       10.61%      128.48%    294.53%       319.83%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Growth Index(1)     45.12%     18.78%       N/A          N/A        136.47%      N/A           N/A
Nasdaq US Multi Cap
   Growth Index(1)               35.28%     20.61%       N/A          N/A        155.25%      N/A           N/A
S&P Composite 1500(R) Index      37.52%     17.01%      15.13%       10.07%      119.30%    309.05%       291.50%
S&P Composite 1500(R)
   Growth Index                  37.49%     21.03%      17.40%       12.62%      159.73%    397.22%       442.35%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 44.10% during the period covered by this report. During the same period, the S&P Composite 1500(R) Growth Index (the
"Benchmark") generated a return of 37.49%. The Information Technology sector received the greatest allocation in the Fund during the period, with an average weight of 30.2%. This sector was also the greatest driver to the Fund's return, with a contribution of 13.5% to the Fund's return. No sector had a negative contribution to the Fund's return during the period covered by this report. On a relative basis, the Fund outperformed the Benchmark. Investments in the Consumer
Discretionary sector led to 2.9% of outperformance. The most underperformance for the Fund versus the Benchmark came from investments in the Information
Technology sector, which caused -0.6% of underperformance.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        27.6%
Health Care                                   21.2
Consumer Discretionary                        14.8
Industrials                                    9.7
Financials                                     8.8
Real Estate                                    4.9
Communication Services                         4.3
Consumer Staples                               3.0
Materials                                      2.9
Energy                                         2.4
Utilities                                      0.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Moderna, Inc.                                  0.7%
Blackstone Group (The), Inc.                   0.5
PerkinElmer, Inc.                              0.5
West Pharmaceutical Services, Inc.             0.5
Fortinet, Inc.                                 0.5
Waters Corp.                                   0.5
Cloudflare, Inc., Class A                      0.5
Alphabet, Inc., Class A                        0.5
Charles River Laboratories International,
   Inc.                                        0.5
EPAM Systems, Inc.                             0.5
                                            -------
  Total                                        5.2%
                                            =======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2011 - JULY 31, 2021

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/11                $10,000                 $10,000                $10,000
1/12                  9,806                  10,251                 10,228
7/12                  9,890                  10,827                 10,926
1/13                 11,136                  11,981                 11,731
7/13                 12,660                  13,639                 13,291
1/14                 13,959                  14,593                 14,531
7/14                 14,513                  15,877                 15,752
1/15                 15,445                  16,587                 16,807
7/15                 16,818                  17,663                 18,220
1/16                 15,064                  16,377                 17,027
7/16                 17,265                  18,652                 19,143
1/17                 17,593                  19,848                 19,915
7/17                 19,310                  21,638                 22,360
1/18                 22,579                  24,899                 26,193
7/18                 23,714                  25,170                 27,136
1/19                 22,059                  24,294                 26,162
7/19                 24,819                  26,942                 29,484
1/20                 25,602                  29,290                 32,349
7/20                 27,360                  29,745                 36,166
1/21                 35,120                  34,411                 41,928
7/21                 39,425                  40,905                 49,722


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              63.76%     10.46%      10.26%        9.56%      64.47%     165.54%      155.59%
Market Price                     63.75%     10.45%      10.24%        9.55%      64.40%     165.13%      155.46%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Value Index(1)            65.08%     11.30%       N/A          N/A        70.81%       N/A          N/A
Nasdaq US 600 Mid Cap
   Value Index(1)                56.98%     11.33%       N/A          N/A        71.05%       N/A          N/A
S&P MidCap 400(R) Value
   Index                         56.85%     11.87%      12.31%       11.49%      75.18%     219.40%      206.04%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 63.76% during the period covered by this report. During the same period, the S&P MidCap 400(R) Value Index (the
"Benchmark") generated a return of 56.85%. The Fund allocated 30.9% to the
Financials sector during the period covered by this report, which was more weight than was given to investments in any other sector. These investments caused a 24.5% contribution to the Fund's return, the most of any sector.
Investments in the Energy sector caused -0.1% drag in the Fund during the period covered by this report and this sector was the only sector to have a negative contribution to the Fund's return. On a relative basis, the Fund outperformed the Benchmark. The most significant source of outperformance was investments in the Financials sector, which earned 3.5% of outperformance for the Fund versus the Benchmark. The greatest source of underperformance for the Fund were the investments in the Information Technology sector, which caused -0.6% of underperformance for the Fund.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    30.0%
Consumer Discretionary                        14.4
Industrials                                   14.0
Utilities                                      8.5
Materials                                      8.1
Information Technology                         6.9
Real Estate                                    6.3
Consumer Staples                               4.1
Health Care                                    3.7
Energy                                         2.1
Communication Services                         1.9
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AutoNation, Inc.                               0.9%
Penske Automotive Group, Inc.                  0.9
Santander Consumer USA Holdings, Inc.          0.8
Universal Health Services, Inc., Class B       0.8
Knight-Swift Transportation Holdings, Inc.     0.8
First American Financial Corp.                 0.8
Enstar Group Ltd.                              0.8
Seaboard Corp.                                 0.8
Thor Industries, Inc.                          0.8
Builders FirstSource, Inc.                     0.8
                                            -------
  Total                                        8.2%
                                            =======


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2011 - JULY 31, 2021

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
7/11               $10,000                   $10,000
1/12                10,371                    10,145
7/12                10,322                    10,300
1/13                12,224                    12,149
7/13                14,077                    13,942
1/14                15,228                    14,931
7/14                16,090                    15,980
1/15                15,797                    16,508
7/15                15,949                    16,912
1/16                13,601                    15,005
7/16                16,145                    18,232
1/17                18,394                    20,378
7/17                18,684                    20,951
1/18                20,519                    22,874
7/18                20,702                    23,569
1/19                19,528                    22,226
7/19                19,821                    23,516
1/20                19,782                    24,052
7/20                16,215                    20,366
1/21                21,459                    26,324
7/21                26,554                    31,940


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended       Ended     (4/19/11)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21     7/31/21    to 7/31/21
FUND PERFORMANCE
NAV                              44.02%     19.01%      14.30%       13.75%      138.75%     280.59%     276.06%
Market Price                     43.96%     19.02%      14.28%       13.74%      138.88%     280.05%     275.91%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid
   Cap Growth Index(1)           45.10%     19.89%       N/A          N/A        147.70%       N/A         N/A
Nasdaq US 600 Mid Cap
   Growth Index(1)               39.14%     17.77%       N/A          N/A        126.57%       N/A         N/A
S&P MidCap 400(R) Growth
   Index                         38.36%     14.45%      13.09%       12.61%       96.41%     242.21%     239.14%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 44.02% during the period covered by this report. During the same period, the S&P MidCap 400(R) Growth Index (the
"Benchmark") generated a return of 38.36%. During the period covered by this report, the Fund's greatest allocation was to the Information Technology sector, which received an average weight of 25.0% and contributed 10.6% to the Fund's return, which was the greatest contribution to the Fund's return of any sector during the period covered by this report. No sector had a negative contribution to the Fund's return during the period. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance was from investments in the Communication Services sector which earned 3.5% of outperformance for the Fund compared to the Benchmark. The largest source of underperformance for the Fund came from the Industrials sector, which caused
-1.3% of underperformance for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        19.5%
Health Care                                   19.0
Consumer Discretionary                        16.2
Industrials                                   12.8
Real Estate                                    8.4
Financials                                     8.0
Materials                                      5.1
Consumer Staples                               4.9
Communication Services                         2.9
Energy                                         2.9
Utilities                                      0.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Crocs, Inc.                                    0.9%
Cleveland-Cliffs, Inc.                         0.9
Floor & Decor Holdings, Inc., Class A          0.9
Ares Management Corp., Class A                 0.8
L Brands, Inc.                                 0.8
Tempur Sealy International, Inc.               0.8
Carlyle Group (The), Inc.                      0.8
Bruker Corp.                                   0.8
Mattel, Inc.                                   0.8
Tenet Healthcare Corp.                         0.8
                                            -------
  Total                                        8.3%
                                            =======


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2011 - JULY 31, 2021

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
7/11                $10,000                   $10,000
1/12                  9,922                     9,868
7/12                  9,789                     9,951
1/13                 11,183                    11,589
7/13                 12,438                    13,011
1/14                 13,776                    14,009
7/14                 13,991                    14,475
1/15                 14,822                    15,554
7/15                 15,938                    16,863
1/16                 13,909                    14,858
7/16                 15,943                    17,423
1/17                 16,528                    18,461
7/17                 18,005                    19,812
1/18                 21,300                    22,661
7/18                 22,519                    23,053
1/19                 21,047                    21,284
7/19                 23,964                    23,472
1/20                 24,866                    24,293
7/20                 26,427                    24,733
1/21                 35,070                    30,748
7/21                 38,059                    34,221


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              65.22%     12.27%      10.96%       10.57%      78.34%     182.92%      180.92%
Market Price                     65.14%     12.26%      10.93%       10.56%      78.31%     182.13%      180.71%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small
   Cap Value Index(1)            66.50%     13.10%       N/A          N/A        85.06%       N/A          N/A
Nasdaq US 700 Small Cap
   Value Index(1)                72.47%     13.63%       N/A          N/A        89.47%       N/A          N/A
S&P SmallCap 600(R) Value
   Index                         65.47%     12.27%      12.71%       12.13%      78.39%     230.78%      224.60%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 65.22% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Value Index (the
"Benchmark") generated a return of 65.47%. The Fund allocated the greatest weight to the Financials sector. Investments in this sector received an allocation of 32.2% and contributed 23.0% to the Fund's performance, which was the greatest contribution of any sector. No sector had a negative contribution to the Fund's return during the period covered by this report. On a relative basis, the Fund underperformed the Benchmark. The greatest source of underperformance for the Fund versus the Benchmark came from investments in the
Consumer Discretionary sector, which caused -3.4% of underperformance for the
Fund versus the Benchmark. Meanwhile, investments in the Financials sector caused 4.1% of outperformance for the Fund during the period.

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    32.2%
Industrials                                   18.5
Consumer Discretionary                        14.8
Real Estate                                    6.8
Information Technology                         5.5
Materials                                      5.3
Consumer Staples                               5.1
Utilities                                      4.2
Communication Services                         3.2
Energy                                         2.7
Health Care                                    1.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Meritage Homes Corp.                           0.8%
Tri Pointe Homes, Inc.                         0.7
Mr. Cooper Group, Inc.                         0.7
Group 1 Automotive, Inc.                       0.7
American National Group, Inc.                  0.7
M/I Homes, Inc.                                0.7
Commercial Metals Co.                          0.7
Innoviva, Inc.                                 0.7
Southwest Gas Holdings, Inc.                   0.7
M.D.C. Holdings, Inc.                          0.7
                                            -------
  Total                                        7.1%
                                            =======


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2011 - JULY 31, 2021

          First Trust Small Cap       S&P SmallCap 600(R)
          Value AlphaDEX(R) Fund          Value Index
7/11             $10,000                    $10,000
1/12              10,767                     10,528
7/12              10,076                     10,426
1/13              12,029                     12,172
7/13              14,342                     14,322
1/14              15,687                     15,569
7/14              16,043                     16,022
1/15              16,109                     16,461
7/15              15,740                     17,019
1/16              13,182                     15,258
7/16              15,865                     18,541
1/17              18,187                     21,056
7/17              18,309                     21,620
1/18              20,023                     24,085
7/18              21,030                     26,100
1/19              19,146                     23,292
7/19              18,992                     23,888
1/20              19,320                     24,169
7/20              17,123                     19,991
1/21              23,865                     28,148
7/21              28,292                     33,078


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                 7/31/21    7/31/21    7/31/21     to 7/31/21    7/31/21    7/31/21     to 7/31/21
FUND PERFORMANCE
NAV                              60.24%     16.66%      13.78%       13.29%      116.11%    263.49%      260.60%
Market Price                     60.13%     16.64%      13.75%       13.28%      115.89%    262.69%      260.35%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small
   Cap Growth Index(1)           61.57%     17.57%       N/A          N/A        124.68%      N/A          N/A
Nasdaq US 700 Small Cap
   Growth Index(1)               52.12%     17.67%       N/A          N/A        125.57%      N/A          N/A
S&P SmallCap 600(R)
   Growth Index                  49.11%     15.75%      14.35%       13.91%      107.78%    282.19%      281.51%
------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 60.24% during the period covered by this report. During the same period, the S&P SmallCap 600(R) Growth Index (the
"Benchmark") generated a return of 49.11%. The Health Care sector received the greatest allocation in the Fund, with an average weight in the Fund of 22.8%.
Investments in this sector were also the greatest contribution to the Fund's return, with a contribution to return of 13.3%. No sector had a negative contribution to the Fund's return during the period covered by this report. On a relative basis, the Fund outperformed the Benchmark. Most of the outperformance came from investments in the Industrials sector, which earned 6.7% of outperformance for the Fund versus the Benchmark. The Fund outperformed the
Benchmark with regards to most sectors, but investments in the Consumer
Discretionary sector did cause -0.2% of underperformance for the Fund versus the
Benchmark.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        21.1%
Health Care                                   19.7
Consumer Discretionary                        15.5
Industrials                                   13.3
Financials                                    10.8
Real Estate                                    4.0
Energy                                         3.9
Materials                                      3.9
Consumer Staples                               3.9
Communication Services                         2.5
Utilities                                      1.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Perficient, Inc.                               0.8%
MaxLinear, Inc.                                0.7
Herc Holdings, Inc.                            0.7
XPEL, Inc.                                     0.7
Domo, Inc., Class B                            0.7
Ameresco, Inc., Class A                        0.7
Owens & Minor, Inc.                            0.7
Evolent Health, Inc., Class A                  0.7
Avis Budget Group, Inc.                        0.7
Skyline Champion Corp.                         0.7
                                            -------
  Total                                        7.1%
                                            =======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 31, 2011 - JULY 31, 2021

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
7/11                $10,000                    $10,000
1/12                  9,905                     10,173
7/12                 10,239                     10,381
1/13                 11,430                     11,731
7/13                 13,119                     13,735
1/14                 14,529                     15,134
7/14                 14,105                     15,121
1/15                 14,755                     16,100
7/15                 16,245                     17,810
1/16                 14,301                     15,766
7/16                 16,819                     18,394
1/17                 17,953                     20,634
7/17                 19,698                     21,796
1/18                 22,186                     24,475
7/18                 24,790                     27,360
1/19                 22,398                     24,731
7/19                 23,820                     26,044
1/20                 23,546                     27,018
7/20                 22,685                     25,632
1/21                 34,086                     34,907
7/21                 36,349                     38,219


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2021 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid
Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First
Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R)
Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid
Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, or
First Trust Small Cap Growth AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2021     JULY 31, 2021      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,180.40           0.58%             $3.14
Hypothetical (5% return before expenses)            $1,000.00           $1,021.92           0.58%             $2.91

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,171.30           0.59%             $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,132.10           0.59%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,190.40           0.59%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,167.60           0.59%             $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87           0.59%             $2.96


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2021 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2021     JULY 31, 2021      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,203.30           0.69%             $3.77
Hypothetical (5% return before expenses)            $1,000.00           $1,021.37           0.69%             $3.46

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,122.60           0.64%             $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,237.40           0.70%             $3.88
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,085.30           0.70%             $3.62
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,185.40           0.70%             $3.79
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,066.40           0.70%             $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1,
      2021 through July 31, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
       22,127  General Dynamics Corp.         $     4,337,556
       14,454  L3Harris Technologies, Inc.          3,277,300
        8,258  Lockheed Martin Corp.                3,069,251
       11,462  Northrop Grumman Corp.               4,160,935
        2,487  Teledyne Technologies,
                  Inc. (a)     1,126,039
                                              ---------------
                                                   15,971,081
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.8%
       24,680  Expeditors International of
                  Washington, Inc.                  3,165,210
       17,455  FedEx Corp.                          4,886,527
        5,009  United Parcel Service, Inc.,
                  Class B                             958,522
                                              ---------------
                                                    9,010,259
                                              ---------------
               AUTO COMPONENTS -- 0.3%
       19,861  Aptiv PLC (a)                        3,313,808
                                              ---------------
               AUTOMOBILES -- 0.8%
      280,346  Ford Motor Co. (a)                   3,910,827
       88,008  General Motors Co. (a)               5,002,375
        1,531  Tesla, Inc. (a)                      1,052,103
                                              ---------------
                                                    9,965,305
                                              ---------------
               BANKS -- 5.0%
       75,780  Bank of America Corp.                2,906,921
       73,602  Citigroup, Inc.                      4,976,967
      113,527  Citizens Financial Group, Inc.       4,786,298
      108,969  Fifth Third Bancorp                  3,954,485
       16,693  First Republic Bank                  3,255,469
      218,953  Huntington Bancshares, Inc.          3,082,858
       26,782  JPMorgan Chase & Co.                 4,064,972
      201,742  KeyCorp                              3,966,248
       28,669  M&T Bank Corp.                       3,837,346
       21,838  PNC Financial Services Group
                  (The), Inc.                       3,983,469
      206,440  Regions Financial Corp.              3,973,970
        9,359  SVB Financial Group (a)              5,147,076
       75,062  Truist Financial Corp.               4,085,625
       54,844  U.S. Bancorp                         3,046,036
       91,982  Wells Fargo & Co.                    4,225,653
                                              ---------------
                                                   59,293,393
                                              ---------------
               BEVERAGES -- 0.4%
       13,357  Constellation Brands, Inc.,
                  Class A                           2,996,509
       29,554  Keurig Dr Pepper, Inc.               1,040,596
        7,028  PepsiCo, Inc.                        1,103,045
                                              ---------------
                                                    5,140,150
                                              ---------------
               BIOTECHNOLOGY -- 2.3%
        9,245  AbbVie, Inc.                         1,075,193
       18,432  Alnylam Pharmaceuticals,
                  Inc. (a)                          3,298,222
       12,030  Biogen, Inc. (a)                     3,930,562
       33,366  Horizon Therapeutics PLC (a)         3,337,267
       22,161  Moderna, Inc. (a)                    7,836,130
       24,526  Novavax, Inc. (a)                    4,398,248

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
        3,728  Regeneron Pharmaceuticals,
                  Inc. (a)                    $     2,142,146
        6,597  Seagen, Inc. (a)                     1,011,914
                                              ---------------
                                                   27,029,682
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
       64,289  Carrier Global Corp.                 3,551,967
       15,177  Johnson Controls International
                  PLC                               1,083,941
       35,359  Masco Corp.                          2,111,286
        5,655  Trane Technologies PLC               1,151,415
                                              ---------------
                                                    7,898,609
                                              ---------------
               CAPITAL MARKETS -- 5.4%
       81,318  Bank of New York Mellon (The)
                  Corp.                             4,174,053
        4,763  BlackRock, Inc.                      4,130,331
       53,606  Blackstone Group (The), Inc.         6,179,164
       14,304  Charles Schwab (The) Corp.             971,957
        4,896  CME Group, Inc.                      1,038,588
      162,783  Franklin Resources, Inc.             4,810,238
       10,976  Goldman Sachs Group (The),
                  Inc.                              4,114,683
        8,775  Intercontinental Exchange, Inc.      1,051,508
       87,903  KKR & Co., Inc.                      5,604,695
        8,624  Moody's Corp.                        3,242,624
       45,435  Morgan Stanley                       4,360,851
        5,862  MSCI, Inc.                           3,493,518
       29,621  Nasdaq, Inc.                         5,531,129
       18,015  Northern Trust Corp.                 2,032,993
       24,053  Raymond James Financial, Inc.        3,114,382
        5,073  S&P Global, Inc.                     2,174,897
       50,631  State Street Corp.                   4,411,985
       21,043  T. Rowe Price Group, Inc.            4,296,139
                                              ---------------
                                                   64,733,735
                                              ---------------
               CHEMICALS -- 2.6%
        6,182  Albemarle Corp.                      1,273,739
       34,351  Celanese Corp.                       5,350,855
       70,451  Corteva, Inc.                        3,013,894
       49,376  Dow, Inc.                            3,069,212
       67,269  DuPont de Nemours, Inc.              5,048,539
       26,761  Eastman Chemical Co.                 3,016,500
       19,251  FMC Corp.                            2,058,894
       50,620  LyondellBasell Industries N.V.,
                  Class A                           5,028,085
        6,136  PPG Industries, Inc.                 1,003,359
        7,645  Sherwin-Williams (The) Co.           2,224,924
                                              ---------------
                                                   31,088,001
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
        2,726  Cintas Corp.                         1,074,535
       15,799  Copart, Inc. (a)                     2,322,453
       28,400  Republic Services, Inc.              3,361,424
       14,867  Waste Management, Inc.               2,204,181
                                              ---------------
                                                    8,962,593
                                              ---------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
        8,625  Arista Networks, Inc. (a)      $     3,280,864
       14,407  Motorola Solutions, Inc.             3,226,015
        3,336  Ubiquiti, Inc.                       1,044,502
                                              ---------------
                                                    7,551,381
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.4%
        5,919  Martin Marietta Materials, Inc.      2,150,373
       11,965  Vulcan Materials Co.                 2,153,580
                                              ---------------
                                                    4,303,953
                                              ---------------
               CONSUMER FINANCE -- 1.5%
      104,484  Ally Financial, Inc.                 5,366,298
        6,304  American Express Co.                 1,075,021
       33,663  Capital One Financial Corp.          5,443,307
       26,414  Discover Financial Services          3,283,789
       64,395  Synchrony Financial                  3,027,853
                                              ---------------
                                                   18,196,268
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
        9,908  Avery Dennison Corp.                 2,087,417
       50,962  International Paper Co.              2,943,565
       23,073  Packaging Corp. of America           3,264,830
                                              ---------------
                                                    8,295,812
                                              ---------------
               DISTRIBUTORS -- 0.5%
       11,355  Pool Corp.                           5,425,646
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
       18,739  Berkshire Hathaway, Inc.,
                  Class B (a)                       5,214,876
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
      144,753  AT&T, Inc.                           4,060,321
      306,544  Lumen Technologies, Inc.             3,822,604
       92,941  Verizon Communications, Inc.         5,184,249
                                              ---------------
                                                   13,067,174
                                              ---------------
               ELECTRIC UTILITIES -- 4.4%
       49,248  American Electric Power Co.,
                  Inc.                              4,339,734
       81,001  Avangrid, Inc.                       4,223,392
       31,648  Duke Energy Corp.                    3,326,521
       72,051  Edison International                 3,926,779
       52,230  Entergy Corp.                        5,375,512
       51,921  Eversource Energy                    4,479,225
       94,019  Exelon Corp.                         4,400,089
      111,957  FirstEnergy Corp.                    4,290,192
       28,424  NextEra Energy, Inc.                 2,214,230
      409,630  PG&E Corp. (a)                       3,600,648
      111,706  PPL Corp.                            3,169,099
       68,848  Southern (The) Co.                   4,397,322
       63,234  Xcel Energy, Inc.                    4,315,720
                                              ---------------
                                                   52,058,463
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
       14,057  Eaton Corp. PLC                      2,221,709
       32,467  Emerson Electric Co.                 3,275,596

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRICAL EQUIPMENT
                  (CONTINUED)
       12,543  Generac Holdings, Inc. (a)     $     5,260,032
        3,642  Rockwell Automation, Inc.            1,119,624
                                              ---------------
                                                   11,876,961
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.4%
       15,223  Amphenol Corp., Class A              1,103,515
        5,963  CDW Corp.                            1,093,316
       76,392  Corning, Inc.                        3,197,769
       13,490  Keysight Technologies,
                  Inc. (a)                          2,219,780
       15,406  TE Connectivity Ltd.                 2,271,923
       25,454  Trimble, Inc. (a)                    2,176,317
        7,867  Zebra Technologies Corp.,
                  Class A (a)                       4,346,360
                                              ---------------
                                                   16,408,980
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
       45,540  Baker Hughes Co.                       967,270
                                              ---------------
               ENTERTAINMENT -- 0.5%
       10,912  Activision Blizzard, Inc.              912,461
       11,341  Roku, Inc. (a)                       4,857,464
                                              ---------------
                                                    5,769,925
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.5%
        3,855  American Tower Corp.                 1,090,194
       14,971  AvalonBay Communities, Inc.          3,410,843
       18,178  Boston Properties, Inc.              2,133,734
        5,340  Crown Castle International
                  Corp.                             1,031,100
        6,923  Digital Realty Trust, Inc.           1,067,250
       21,997  Duke Realty Corp.                    1,119,207
        1,297  Equinix, Inc.                        1,064,072
       27,051  Equity Residential                   2,275,801
        3,471  Essex Property Trust, Inc.           1,138,835
        6,358  Extra Space Storage, Inc.            1,107,182
       62,572  Healthpeak Properties, Inc.          2,313,287
       27,929  Invitation Homes, Inc.               1,136,152
        6,183  Mid-America Apartment
                  Communities, Inc.                 1,193,937
       17,425  Prologis, Inc.                       2,231,097
       10,390  Public Storage                       3,246,667
       31,210  Realty Income Corp.                  2,193,751
        3,268  SBA Communications Corp.             1,114,355
       18,238  Ventas, Inc.                         1,090,268
      167,873  VICI Properties, Inc.                5,235,959
       25,067  Welltower, Inc.                      2,177,320
      121,032  Weyerhaeuser Co.                     4,082,409
                                              ---------------
                                                   41,453,420
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.6%
        2,632  Costco Wholesale Corp.               1,131,023
      108,742  Kroger (The) Co.                     4,425,799
        7,385  Walmart, Inc.                        1,052,732
                                              ---------------
                                                    6,609,554
                                              ---------------
               FOOD PRODUCTS -- 3.2%
       85,930  Archer-Daniels-Midland Co.           5,131,740
      143,141  Conagra Brands, Inc.                 4,793,792

Page 30                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       68,371  General Mills, Inc.            $     4,024,317
       11,958  Hershey (The) Co.                    2,139,047
       65,433  Hormel Foods Corp.                   3,034,783
       40,189  J.M. Smucker (The) Co.               5,269,180
       48,570  Kellogg Co.                          3,077,395
       25,540  Kraft Heinz (The) Co.                  982,524
       23,585  McCormick & Co., Inc.                1,985,149
       50,039  Mondelez International, Inc.,
                  Class A                           3,165,467
       70,598  Tyson Foods, Inc., Class A           5,044,933
                                              ---------------
                                                   38,648,327
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.2%
        5,112  Align Technology, Inc. (a)           3,556,930
       25,876  Baxter International, Inc.           2,001,509
        8,566  Becton, Dickinson and Co.            2,190,754
        2,627  Cooper (The) Cos., Inc.              1,107,990
       15,522  Danaher Corp.                        4,617,640
        2,439  Dexcom, Inc. (a)                     1,257,329
       20,113  Edwards Lifesciences Corp. (a)       2,258,087
        6,597  IDEXX Laboratories, Inc. (a)         4,476,262
        3,793  Insulet Corp. (a)                    1,060,864
        1,133  Intuitive Surgical, Inc. (a)         1,123,324
       16,781  Medtronic PLC                        2,203,513
       23,475  Novocure Ltd. (a)                    3,615,385
        4,226  ResMed, Inc.                         1,148,627
        5,050  STERIS PLC                           1,100,647
       11,602  West Pharmaceutical Services,
                  Inc.                              4,776,891
       12,952  Zimmer Biomet Holdings, Inc.         2,116,616
                                              ---------------
                                                   38,612,368
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.8%
        8,183  Anthem, Inc.                         3,142,354
       18,242  Cardinal Health, Inc.                1,083,210
       57,124  Centene Corp. (a)                    3,919,278
       21,966  Cigna Corp.                          5,040,977
       62,408  CVS Health Corp.                     5,139,923
       25,943  DaVita, Inc. (a)                     3,119,646
       10,075  HCA Healthcare, Inc.                 2,500,615
        9,411  Humana, Inc.                         4,007,768
       18,878  Laboratory Corp. of America
                  Holdings (a)                      5,590,720
       12,347  Molina Healthcare, Inc. (a)          3,370,854
       39,460  Quest Diagnostics, Inc.              5,595,428
        7,804  UnitedHealth Group, Inc.             3,216,965
                                              ---------------
                                                   45,727,738
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       53,299  Cerner Corp.                         4,284,707
        6,700  Veeva Systems, Inc.,
                  Class A (a)                       2,229,157
                                              ---------------
                                                    6,513,864
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.2%
       40,152  Caesars Entertainment, Inc. (a)      3,507,679
        1,344  Chipotle Mexican Grill,
                  Inc. (a)                          2,504,463

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       14,268  Darden Restaurants, Inc.       $     2,081,416
        8,929  Domino's Pizza, Inc.                 4,692,100
        9,054  Yum! Brands, Inc.                    1,189,605
                                              ---------------
                                                   13,975,263
                                              ---------------
               HOUSEHOLD DURABLES -- 1.6%
       57,625  D.R. Horton, Inc.                    5,499,154
       21,602  Garmin Ltd.                          3,395,834
       52,416  Lennar Corp., Class A                5,511,542
          838  NVR, Inc. (a)                        4,376,539
                                              ---------------
                                                   18,783,069
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.5%
       15,731  3M Co.                               3,113,794
       77,377  General Electric Co.                 1,002,032
        4,749  Honeywell International, Inc.        1,110,269
        2,215  Roper Technologies, Inc.             1,088,318
                                              ---------------
                                                    6,314,413
                                              ---------------
               INSURANCE -- 5.0%
       97,045  Aflac, Inc.                          5,337,475
       39,921  Allstate (The) Corp.                 5,191,726
        4,362  Aon PLC, Class A                     1,134,251
      133,730  Arch Capital Group Ltd. (a)          5,215,470
       14,870  Arthur J. Gallagher & Co.            2,071,540
       32,762  Chubb Ltd.                           5,528,260
       44,652  Cincinnati Financial Corp.           5,263,578
       84,030  Hartford Financial Services
                  Group (The), Inc.                 5,345,989
        4,388  Markel Corp. (a)                     5,292,674
       14,807  Marsh & McLennan Cos., Inc.          2,179,886
       17,400  MetLife, Inc.                        1,003,980
       65,926  Principal Financial Group, Inc.      4,095,982
       53,021  Progressive (The) Corp.              5,045,478
       30,492  Prudential Financial, Inc.           3,057,738
       27,826  Travelers (The) Cos., Inc.           4,143,848
                                              ---------------
                                                   59,907,875
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.8%
        2,132  Alphabet, Inc., Class A (a)          5,744,738
       11,981  Facebook, Inc., Class A (a)          4,268,830
       39,577  Pinterest, Inc., Class A (a)         2,331,085
       76,422  Snap, Inc., Class A (a)              5,687,325
       45,406  Twitter, Inc. (a)                    3,167,069
                                              ---------------
                                                   21,199,047
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.1%
          606  Amazon.com, Inc. (a)                 2,016,520
       59,334  eBay, Inc.                           4,047,172
       15,180  Etsy, Inc. (a)                       2,785,682
       16,495  Wayfair, Inc., Class A (a)           3,981,233
                                              ---------------
                                                   12,830,607
                                              ---------------
               IT SERVICES -- 3.4%
        7,066  Accenture PLC, Class A               2,244,727
        8,930  Akamai Technologies, Inc. (a)        1,070,885
        5,244  Automatic Data Processing, Inc.      1,099,300

                        See Notes to Financial Statements                Page 31


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       12,896  Broadridge Financial Solutions,
                  Inc.                        $     2,237,327
       60,147  Cognizant Technology Solutions
                  Corp., Class A                    4,422,609
       10,192  EPAM Systems, Inc. (a)               5,705,482
        7,351  Fidelity National Information
                  Services, Inc.                    1,095,666
       21,502  Gartner, Inc. (a)                    5,692,224
       11,976  GoDaddy, Inc., Class A (a)           1,004,188
       14,210  International Business Machines
                  Corp.                             2,003,042
        5,762  MongoDB, Inc. (a)                    2,068,097
        9,707  Paychex, Inc.                        1,104,851
       14,293  PayPal Holdings, Inc. (a)            3,938,150
       17,089  Square, Inc., Class A (a)            4,225,426
        7,926  Twilio, Inc., Class A (a)            2,961,074
                                              ---------------
                                                   40,873,048
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
       33,055  Hasbro, Inc.                         3,286,989
       16,797  Peloton Interactive, Inc.,
                  Class A (a)                       1,982,886
                                              ---------------
                                                    5,269,875
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 4.1%
       15,957  10X Genomics, Inc., Class A (a)      2,923,801
       28,184  Agilent Technologies, Inc.           4,318,634
      146,647  Avantor, Inc. (a)                    5,510,994
        3,232  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       2,390,096
        9,252  Bio-Techne Corp.                     4,461,685
       14,079  Charles River Laboratories
                  International, Inc. (a)           5,729,027
        2,200  Illumina, Inc. (a)                   1,090,650
       21,491  IQVIA Holdings, Inc. (a)             5,323,321
        3,008  Mettler-Toledo International,
                  Inc. (a)                          4,432,920
       26,981  PerkinElmer, Inc.                    4,916,748
        4,129  Thermo Fisher Scientific, Inc.       2,229,701
       15,068  Waters Corp. (a)                     5,873,657
                                              ---------------
                                                   49,201,234
                                              ---------------
               MACHINERY -- 3.0%
        4,786  Caterpillar, Inc.                      989,506
       17,088  Cummins, Inc.                        3,966,125
        8,860  Deere & Co.                          3,203,687
       13,833  Dover Corp.                          2,311,771
       74,668  Fortive Corp.                        5,425,377
        4,659  Illinois Tool Works, Inc.            1,056,056
       50,946  Otis Worldwide Corp.                 4,562,214
       46,678  PACCAR, Inc.                         3,873,807
       10,174  Parker-Hannifin Corp.                3,174,593
       20,323  Stanley Black & Decker, Inc.         4,004,647
       37,963  Westinghouse Air Brake
                  Technologies Corp.                3,221,920
                                              ---------------
                                                   35,789,703
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MEDIA -- 2.2%
        4,330  Charter Communications, Inc.,
                  Class A (a)                 $     3,221,737
       73,060  Comcast Corp., Class A               4,298,120
      169,736  Discovery, Inc.,
                  Class A (a) (b)                   4,924,041
      140,249  Fox Corp., Class A                   5,001,279
       11,994  Liberty Broadband Corp.,
                  Class C (a)                       2,128,815
       26,041  Omnicom Group, Inc.                  1,896,306
      115,210  ViacomCBS, Inc., Class B             4,715,545
                                              ---------------
                                                   26,185,843
                                              ---------------
               METALS & MINING -- 0.7%
       56,130  Freeport-McMoRan, Inc.               2,138,553
       16,433  Newmont Corp.                        1,032,321
       54,284  Nucor Corp.                          5,646,622
                                              ---------------
                                                    8,817,496
                                              ---------------
               MULTILINE RETAIL -- 0.9%
        9,627  Dollar General Corp.                 2,239,625
       52,336  Dollar Tree, Inc. (a)                5,222,610
       12,925  Target Corp.                         3,374,071
                                              ---------------
                                                   10,836,306
                                              ---------------
               MULTI-UTILITIES -- 2.8%
       52,048  Ameren Corp.                         4,367,868
       70,515  CMS Energy Corp.                     4,357,122
       72,607  Consolidated Edison, Inc.            5,356,218
       28,313  Dominion Energy, Inc.                2,119,794
       32,146  DTE Energy Co.                       3,771,369
       87,168  Public Service Enterprise
                  Group, Inc.                       5,424,465
       39,309  Sempra Energy                        5,135,721
       35,126  WEC Energy Group, Inc.               3,306,762
                                              ---------------
                                                   33,839,319
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.7%
       60,036  Cheniere Energy, Inc. (a)            5,098,858
        9,945  Chevron Corp.                        1,012,501
       51,306  ConocoPhillips                       2,876,214
       24,964  EOG Resources, Inc.                  1,818,877
       11,926  Hess Corp.                             911,623
      285,650  Kinder Morgan, Inc.                  4,964,597
       34,475  Marathon Petroleum Corp.             1,903,710
      166,530  Occidental Petroleum Corp.           4,346,433
       56,155  ONEOK, Inc.                          2,918,375
        6,409  Pioneer Natural Resources Co.          931,676
       26,679  Valero Energy Corp.                  1,786,693
      117,683  Williams (The) Cos., Inc.            2,947,959
                                              ---------------
                                                   31,517,516
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
        6,548  Estee Lauder (The) Cos., Inc.,
                  Class A                           2,185,919
                                              ---------------
               PHARMACEUTICALS -- 1.8%
       31,172  Bristol-Myers Squibb Co.             2,115,644
        9,633  Catalent, Inc. (a)                   1,154,130
       18,151  Eli Lilly and Co.                    4,419,769
       18,967  Johnson & Johnson                    3,266,117
      106,384  Pfizer, Inc.                         4,554,299

Page 32                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      218,647  Viatris, Inc.                  $     3,076,363
       11,176  Zoetis, Inc.                         2,265,375
                                              ---------------
                                                   20,851,697
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
       17,395  Equifax, Inc.                        4,533,137
       15,612  Jacobs Engineering Group, Inc.       2,111,523
       30,905  Leidos Holdings, Inc.                3,288,910
        9,484  TransUnion                           1,138,649
                                              ---------------
                                                   11,072,219
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
       24,296  CBRE Group, Inc., Class A (a)        2,343,592
                                              ---------------
               ROAD & RAIL -- 1.0%
       97,398  CSX Corp.                            3,147,903
       19,174  J.B. Hunt Transport Services,
                  Inc.                              3,229,860
       11,772  Norfolk Southern Corp.               3,035,175
        8,207  Old Dominion Freight Line, Inc.      2,208,914
                                              ---------------
                                                   11,621,852
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.9%
       33,265  Advanced Micro Devices,
                  Inc. (a)                          3,532,410
       12,099  Analog Devices, Inc.                 2,025,615
       36,570  Applied Materials, Inc.              5,117,240
        4,368  Broadcom, Inc.                       2,120,227
       11,344  Enphase Energy, Inc. (a)             2,150,823
       33,877  Entegris, Inc.                       4,086,921
       92,756  Intel Corp.                          4,982,852
        6,426  KLA Corp.                            2,237,276
        8,003  Lam Research Corp.                   5,101,192
       35,711  Marvell Technology, Inc.             2,160,873
       61,277  Micron Technology, Inc. (a)          4,753,870
        2,789  Monolithic Power Systems, Inc.       1,252,986
       26,035  NVIDIA Corp.                         5,076,565
       54,412  ON Semiconductor Corp. (a)           2,125,333
       21,292  Qorvo, Inc. (a)                      4,036,750
        7,285  QUALCOMM, Inc.                       1,091,293
       16,296  Skyworks Solutions, Inc.             3,006,775
       23,324  Teradyne, Inc.                       2,962,148
        5,415  Texas Instruments, Inc.              1,032,207
                                              ---------------
                                                   58,853,356
                                              ---------------
               SOFTWARE -- 5.3%
        3,557  Adobe, Inc. (a)                      2,211,138
        6,439  Avalara, Inc. (a)                    1,076,408
       49,200  Cloudflare, Inc., Class A (a)        5,836,596
       20,720  Crowdstrike Holdings, Inc.,
                  Class A (a)                       5,254,799
       10,005  Datadog, Inc., Class A (a)           1,107,553
       14,902  DocuSign, Inc. (a)                   4,441,392
       14,291  Elastic N.V. (a)                     2,115,925
       21,862  Fortinet, Inc. (a)                   5,951,711
        8,935  HubSpot, Inc. (a)                    5,325,439
        8,499  Intuit, Inc.                         4,504,215

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        7,689  Microsoft Corp.                $     2,190,673
       40,141  Oracle Corp.                         3,497,887
        5,615  Palo Alto Networks, Inc. (a)         2,240,666
       14,745  PTC, Inc. (a)                        1,997,210
        8,528  salesforce.com, Inc. (a)             2,063,179
        1,894  ServiceNow, Inc. (a)                 1,113,464
        3,776  Synopsys, Inc. (a)                   1,087,450
       26,927  Trade Desk (The), Inc.,
                  Class A (a)                       2,205,591
        6,510  VMware, Inc., Class A (a) (b)        1,000,847
        7,216  Zendesk, Inc. (a)                      941,904
        8,074  Zoom Video Communications,
                  Inc., Class A (a)                 3,052,779
       14,460  Zscaler, Inc. (a)                    3,411,259
                                              ---------------
                                                   62,628,085
                                              ---------------
               SPECIALTY RETAIL -- 3.0%
        2,793  AutoZone, Inc. (a)                   4,534,631
       36,232  Best Buy Co., Inc.                   4,070,665
       24,194  CarMax, Inc. (a)                     3,240,786
       10,351  Carvana Co. (a)                      3,494,083
       24,317  GameStop Corp., Class A (a)          3,917,955
        9,797  Home Depot (The), Inc.               3,215,277
       21,478  Lowe's Cos., Inc.                    4,138,596
        7,358  O'Reilly Automotive, Inc. (a)        4,443,055
       22,390  Tractor Supply Co.                   4,051,023
        3,012  Ulta Beauty, Inc. (a)                1,011,430
                                              ---------------
                                                   36,117,501
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.1%
       15,207  Apple, Inc.                          2,218,093
       52,246  Dell Technologies, Inc.,
                  Class C (a)                       5,048,009
      357,161  Hewlett Packard Enterprise Co.       5,178,834
       68,994  HP, Inc.                             1,991,857
       50,916  NetApp, Inc.                         4,052,404
       35,532  Seagate Technology Holdings
                  PLC                               3,123,263
       43,902  Western Digital Corp. (a)            2,850,557
                                              ---------------
                                                   24,463,017
                                              ---------------
               TEXTILES, APPAREL &
                  LUXURY GOODS -- 0.2%
       13,483  NIKE, Inc., Class B                  2,258,537
                                              ---------------
               TOBACCO -- 0.3%
       21,843  Altria Group, Inc.                   1,049,338
       21,015  Philip Morris International,
                  Inc.                              2,103,391
                                              ---------------
                                                    3,152,729
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.5%
       13,058  United Rentals, Inc. (a)             4,303,264
        2,376  W.W. Grainger, Inc.                  1,056,322
                                              ---------------
                                                    5,359,586
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       21,572  T-Mobile US, Inc. (a)                3,106,799
                                              ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.9%                    $ 1,188,464,099
               (Cost $962,031,795)            ---------------

               MONEY MARKET FUNDS -- 0.5%
    5,557,401  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                     5,557,401
    1,202,071  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                 1,202,071
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                           6,759,472
               (Cost $6,759,472)              ---------------

               TOTAL INVESTMENTS -- 100.4%      1,195,223,571
               (Cost $968,791,267) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (5,315,044)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,189,908,527
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,264,140 and the total value of the collateral held by the Fund is $5,557,401.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $974,363,445. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $236,802,396 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,942,270. The net unrealized appreciation was $220,860,126.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,188,464,099   $           --   $           --
Money Market
   Funds                6,759,472               --               --
                   ------------------------------------------------
Total Investments  $1,195,223,571   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     5,264,140
Non-cash Collateral(2)                             (5,264,140)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 34                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.5%
       17,232  Axon Enterprise, Inc. (a)      $     3,205,497
       25,652  Curtiss-Wright Corp.                 3,034,632
       12,206  Hexcel Corp. (a)                       664,250
       22,095  Howmet Aerospace, Inc. (a)             725,158
       14,455  Huntington Ingalls Industries,
                  Inc.                              2,965,154
       58,051  Parsons Corp. (a)                    2,241,930
       22,150  Textron, Inc.                        1,528,571
       49,671  Virgin Galactic Holdings,
                  Inc. (a) (b)                      1,489,633
                                              ---------------
                                                   15,854,825
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.3%
       24,393  C.H. Robinson Worldwide, Inc.        2,175,124
        5,444  XPO Logistics, Inc. (a)                755,028
                                              ---------------
                                                    2,930,152
                                              ---------------
               AIRLINES -- 0.1%
       71,817  American Airlines Group,
                  Inc. (a)                          1,463,630
                                              ---------------
               AUTO COMPONENTS -- 1.2%
       62,763  BorgWarner, Inc.                     3,074,132
       24,465  Fox Factory Holding Corp. (a)        3,952,076
       92,068  Gentex Corp.                         3,133,074
       13,035  Lear Corp.                           2,280,864
                                              ---------------
                                                   12,440,146
                                              ---------------
               AUTOMOBILES -- 0.5%
       16,622  Harley-Davidson, Inc.                  658,563
       33,700  Thor Industries, Inc.                3,988,732
       45,909  Workhorse Group, Inc. (a) (b)          529,790
                                              ---------------
                                                    5,177,085
                                              ---------------
               BANKS -- 5.1%
       72,261  Bank OZK                             2,941,745
       35,179  BOK Financial Corp.                  2,955,388
       42,704  Comerica, Inc.                       2,932,057
       20,430  Commerce Bancshares, Inc.            1,445,014
       20,400  Cullen/Frost Bankers, Inc.           2,189,328
       31,872  East West Bancorp, Inc.              2,267,693
        2,744  First Citizens BancShares,
                  Inc., Class A                     2,147,427
       46,506  First Financial Bankshares,
                  Inc.                              2,271,353
      176,303  First Horizon Corp.                  2,723,881
       27,655  Glacier Bancorp, Inc.                1,425,892
       25,880  Pinnacle Financial Partners,
                  Inc.                              2,319,107
       50,741  Popular, Inc.                        3,691,915
       42,431  Prosperity Bancshares, Inc.          2,893,370
       12,402  Signature Bank                       2,814,882
       18,631  South State Corp.                    1,282,558
       69,428  Synovus Financial Corp.              2,839,605
       83,466  United Bankshares, Inc.              2,882,916
      226,844  Valley National Bancorp              2,924,019
       42,836  Webster Financial Corp.              2,060,412
       24,608  Western Alliance Bancorp             2,284,114
       57,633  Zions Bancorp N.A.                   3,005,561
                                              ---------------
                                                   52,298,237
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BEVERAGES -- 0.6%
        1,492  Boston Beer (The) Co., Inc.,
                  Class A (a)                 $     1,059,320
       50,047  Celsius Holdings, Inc. (a)           3,434,726
       14,186  Molson Coors Beverage Co.,
                  Class B (a)                         693,554
       32,251  National Beverage Corp.              1,463,550
                                              ---------------
                                                    6,651,150
                                              ---------------
               BIOTECHNOLOGY -- 2.9%
        9,196  Arrowhead Pharmaceuticals,
                  Inc. (a)                            637,191
       29,587  Beam Therapeutics, Inc. (a)          2,722,004
       23,536  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)             2,965,771
       41,610  CareDx, Inc. (a)                     3,496,904
        4,705  CRISPR Therapeutics AG (a)             569,399
       38,839  Denali Therapeutics, Inc. (a)        1,981,954
       40,340  Editas Medicine, Inc. (a)            1,688,632
       41,801  Exelixis, Inc. (a)                     704,347
       17,551  Fate Therapeutics, Inc. (a)          1,453,223
       50,317  Halozyme Therapeutics, Inc. (a)      2,079,602
       18,816  Intellia Therapeutics, Inc. (a)      2,669,050
       20,126  Natera, Inc. (a)                     2,304,830
      376,112  OPKO Health, Inc. (a) (b)            1,293,825
       13,407  Sage Therapeutics, Inc. (a)            586,288
       11,431  Twist Bioscience Corp. (a)           1,406,585
       16,981  United Therapeutics Corp. (a)        3,089,353
       16,109  Vir Biotechnology, Inc. (a)            574,286
                                              ---------------
                                                   30,223,244
                                              ---------------
               BUILDING PRODUCTS -- 2.4%
       21,139  A.O. Smith Corp.                     1,486,706
       32,668  Advanced Drainage Systems,
                  Inc.                              3,988,436
        5,468  Allegion PLC                           746,929
       14,201  Armstrong World Industries, Inc.     1,536,264
       17,938  AZEK (The) Co., Inc. (a)               652,405
       89,267  Builders FirstSource, Inc. (a)       3,972,381
       22,938  Fortune Brands Home &
                  Security, Inc.                    2,235,767
        6,514  Lennox International, Inc.           2,145,907
       38,898  Owens Corning                        3,740,432
       20,689  Simpson Manufacturing Co.,
                  Inc.                              2,327,099
       22,355  Trex Co., Inc. (a)                   2,170,670
                                              ---------------
                                                   25,002,996
                                              ---------------
               CAPITAL MARKETS -- 4.0%
       19,756  Affiliated Managers Group, Inc.      3,130,141
       48,979  Apollo Global Management,
                  Inc.                              2,882,904
       59,885  Ares Management Corp.,
                  Class A                           4,288,365
       81,931  Carlyle Group (The), Inc.            4,135,058
       19,192  Cboe Global Markets, Inc.            2,273,676
       21,641  Evercore, Inc., Class A              2,860,940
      142,467  Invesco Ltd.                         3,473,345
      111,349  Jefferies Financial Group, Inc.      3,695,673
       50,495  Lazard Ltd., Class A                 2,383,364

                        See Notes to Financial Statements                Page 35


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
       11,285  LPL Financial Holdings, Inc.   $     1,591,636
        8,887  Morningstar, Inc.                    2,245,123
       49,161  SEI Investments Co.                  2,988,989
       46,970  Stifel Financial Corp.               3,125,384
       18,014  Tradeweb Markets, Inc.,
                  Class A                           1,562,354
                                              ---------------
                                                   40,636,952
                                              ---------------
               CHEMICALS -- 3.2%
       34,817  Ashland Global Holdings, Inc.        2,961,882
       24,980  Axalta Coating Systems Ltd. (a)        751,898
       44,410  CF Industries Holdings, Inc.         2,098,372
       43,771  Chemours (The) Co.                   1,455,386
       97,728  Element Solutions, Inc.              2,285,858
      143,595  Huntsman Corp.                       3,792,344
        5,098  International Flavors &
                  Fragrances, Inc.                    767,963
      119,340  Mosaic (The) Co.                     3,726,988
        9,461  NewMarket Corp.                      2,988,825
       82,320  Olin Corp.                           3,871,510
        3,211  Quaker Chemical Corp.                  808,337
        3,969  Scotts Miracle-Gro (The) Co.           702,354
      117,318  Valvoline, Inc.                      3,599,316
       33,816  Westlake Chemical Corp.              2,804,023
                                              ---------------
                                                   32,615,056
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
      282,346  ADT, Inc.                            2,961,810
       24,532  Clean Harbors, Inc. (a)              2,330,540
        9,199  MSA Safety, Inc.                     1,513,051
       10,645  Stericycle, Inc. (a)                   751,005
        6,241  Tetra Tech, Inc.                       833,298
                                              ---------------
                                                    8,389,704
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
       40,163  Ciena Corp. (a)                      2,335,077
       55,695  Juniper Networks, Inc.               1,567,257
                                              ---------------
                                                    3,902,334
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       12,028  AECOM (a)                              757,283
       12,365  EMCOR Group, Inc.                    1,506,181
       28,713  MasTec, Inc. (a)                     2,906,617
       25,228  Quanta Services, Inc.                2,293,225
        6,453  Valmont Industries, Inc.             1,529,038
       54,656  WillScot Mobile Mini Holdings
                  Corp. (a)                         1,569,174
                                              ---------------
                                                   10,561,518
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       21,438  Eagle Materials, Inc.                3,029,618
                                              ---------------
               CONSUMER FINANCE -- 1.5%
        8,386  Credit Acceptance Corp. (a) (b)      4,065,281
       63,564  OneMain Holdings, Inc.               3,877,404

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONSUMER FINANCE (CONTINUED)
      104,849  Santander Consumer USA
                  Holdings, Inc.              $     4,301,955
      145,488  SLM Corp.                            2,739,539
                                              ---------------
                                                   14,984,179
                                              ---------------
               CONTAINERS & PACKAGING -- 1.7%
        5,407  AptarGroup, Inc.                       697,070
       46,711  Berry Global Group, Inc. (a)         3,003,050
       14,903  Crown Holdings, Inc.                 1,486,723
      125,958  Graphic Packaging Holding Co.        2,414,615
       64,273  Sealed Air Corp.                     3,647,493
       73,410  Silgan Holdings, Inc.                2,974,573
       34,154  Sonoco Products Co.                  2,178,684
       28,622  WestRock Co.                         1,408,489
                                              ---------------
                                                   17,810,697
                                              ---------------
               DISTRIBUTORS -- 0.3%
       61,895  LKQ Corp. (a)                        3,141,171
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
       42,327  Grand Canyon Education,
                   Inc. (a)                         3,909,745
       42,636  Service Corp. International          2,664,324
                                              ---------------
                                                    6,574,069
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       49,536  Voya Financial, Inc.                 3,190,118
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.1%
        5,522  Bandwidth, Inc., Class A (a)           715,982
                                              ---------------
               ELECTRIC UTILITIES -- 2.6%
       54,636  Alliant Energy Corp.                 3,197,845
       63,017  Evergy, Inc.                         4,109,969
       72,056  Hawaiian Electric Industries,
                  Inc.                              3,122,907
       31,246  IDACORP, Inc.                        3,294,891
       37,798  NRG Energy, Inc.                     1,558,789
      113,168  OGE Energy Corp.                     3,819,420
       46,458  Pinnacle West Capital Corp.          3,881,566
       82,642  Portland General Electric Co.        4,041,194
                                              ---------------
                                                   27,026,581
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       12,217  Acuity Brands, Inc.                  2,142,618
        8,153  Hubbell, Inc.                        1,634,350
       22,819  Regal Beloit Corp.                   3,359,641
      139,492  Vertiv Holdings Co.                  3,911,356
                                              ---------------
                                                   11,047,965
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
       27,029  Advanced Energy Industries,
                  Inc.                              2,804,259
       33,454  Arrow Electronics, Inc. (a)          3,966,641
       31,476  II-VI, Inc. (a)                      2,197,339
       39,313  Jabil, Inc.                          2,340,696
        5,979  Littelfuse, Inc.                     1,590,354
       25,020  SYNNEX Corp.                         2,990,891
       46,754  Vontier Corp.                        1,512,492
                                              ---------------
                                                   17,402,672
                                              ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
       49,714  NOV, Inc. (a)                  $       686,550
                                              ---------------
               ENTERTAINMENT -- 0.4%
       40,311  AMC Entertainment Holdings,
                  Inc., Class A (a) (b)             1,492,313
       21,133  Warner Music Group Corp.,
                  Class A                             798,616
      143,298  Zynga, Inc., Class A (a)             1,447,310
                                              ---------------
                                                    3,738,239
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.9%
       32,604  American Campus
                  Communities, Inc.                 1,640,307
       39,208  American Homes 4 Rent,
                  Class A                           1,646,736
       20,122  Americold Realty Trust                 781,740
       66,547  Brixmor Property Group, Inc.         1,531,912
       17,222  Camden Property Trust                2,572,795
       62,123  Cousins Properties, Inc.             2,467,525
       65,771  CubeSmart                            3,266,188
       22,654  Douglas Emmett, Inc.                   756,644
        9,263  EastGroup Properties, Inc.           1,632,326
       20,499  Equity LifeStyle Properties,
                  Inc.                              1,717,816
        6,500  Federal Realty Investment Trust        763,945
       29,165  First Industrial Realty Trust,
                  Inc.                              1,597,659
       16,439  Gaming and Leisure Properties,
                  Inc.                                778,222
      100,877  Healthcare Realty Trust, Inc.        3,215,959
       57,051  Healthcare Trust of America,
                  Inc., Class A                     1,631,088
       33,723  Highwoods Properties, Inc.           1,608,250
       11,961  Innovative Industrial
                  Properties, Inc.                  2,571,495
       71,987  Iron Mountain, Inc.                  3,150,151
       24,171  JBG SMITH Properties                   788,700
       54,684  Kilroy Realty Corp.                  3,787,961
      182,645  Kimco Realty Corp.                   3,895,818
       14,588  Lamar Advertising Co., Class A       1,555,081
       21,285  Life Storage, Inc.                   2,498,008
       64,985  National Retail Properties,
                  Inc.                              3,175,817
       62,962  Omega Healthcare Investors,
                  Inc.                              2,284,261
      164,943  Physicians Realty Trust              3,125,670
       10,287  PS Business Parks, Inc.              1,580,803
       21,197  Rayonier, Inc.                         799,339
       13,374  Rexford Industrial Realty, Inc.        822,768
       19,404  Safehold, Inc.                       1,752,569
       38,081  SL Green Realty Corp.                2,835,511
       31,840  Spirit Realty Capital, Inc.          1,599,005
       40,696  STAG Industrial, Inc.                1,681,559
       44,139  STORE Capital Corp.                  1,597,390
       11,805  Terreno Realty Corp.                   806,990
       16,320  Vornado Realty Trust                   709,920
       30,621  WP Carey, Inc.                       2,470,808
                                              ---------------
                                                   71,098,736
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
      116,220  Albertsons Cos., Inc.,
                  Class A (b)                 $     2,510,352
       64,029  BJ's Wholesale Club Holdings,
                  Inc. (a)                          3,242,429
       15,652  Casey's General Stores, Inc.         3,094,557
       15,707  Performance Food Group
                  Co. (a)                             719,695
       19,854  US Foods Holding Corp. (a)             681,786
                                              ---------------
                                                   10,248,819
                                              ---------------
               FOOD PRODUCTS -- 2.2%
        9,672  Beyond Meat, Inc. (a)                1,186,755
       48,728  Bunge Ltd.                           3,782,755
       33,850  Darling Ingredients, Inc. (a)        2,338,020
       94,416  Flowers Foods, Inc.                  2,224,441
        9,347  Freshpet, Inc. (a)                   1,368,868
        8,416  Ingredion, Inc.                        739,009
        9,442  Lamb Weston Holdings, Inc.             630,442
        3,936  Lancaster Colony Corp.                 778,816
      137,354  Pilgrim's Pride Corp. (a)            3,042,391
       28,086  Post Holdings, Inc. (a)              2,874,321
          984  Seaboard Corp.                       4,044,240
                                              ---------------
                                                   23,010,058
                                              ---------------
               GAS UTILITIES -- 1.3%
       39,623  Atmos Energy Corp.                   3,906,432
       43,730  National Fuel Gas Co.                2,249,034
       41,102  ONE Gas, Inc.                        3,032,505
       82,231  UGI Corp.                            3,781,804
                                              ---------------
                                                   12,969,775
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.9%
       12,039  DENTSPLY SIRONA, Inc.                  795,056
       35,253  Envista Holdings Corp. (a)           1,518,699
        8,978  Glaukos Corp. (a)                      457,878
       29,471  Globus Medical, Inc.,
                  Class A (a)                       2,451,103
       20,116  Hill-Rom Holdings, Inc.              2,785,262
        8,165  Inari Medical, Inc. (a)                733,135
       16,543  Neogen Corp. (a)                       720,613
        5,558  Penumbra, Inc. (a)                   1,479,706
        5,945  Quidel Corp. (a)                       841,039
       20,071  Shockwave Medical, Inc. (a)          3,652,922
       24,972  STAAR Surgical Co. (a)               3,194,418
        7,819  Tandem Diabetes Care, Inc. (a)         849,691
                                              ---------------
                                                   19,479,522
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.3%
       36,413  Acadia Healthcare Co., Inc. (a)      2,247,410
       27,786  AdaptHealth Corp. (a)                  622,129
       19,521  Encompass Health Corp.               1,625,123
       17,575  Ensign Group (The), Inc.             1,495,105
        9,464  HealthEquity, Inc. (a)                 700,147
       30,798  Henry Schein, Inc. (a)               2,468,460
       87,568  Premier, Inc., Class A               3,120,923
       64,545  Progyny, Inc. (a)                    3,594,511
       56,846  Tenet Healthcare Corp. (a)           4,083,817

                        See Notes to Financial Statements                Page 37


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
       26,006  Universal Health Services,
                  Inc., Class B               $     4,171,622
                                              ---------------
                                                   24,129,247
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
        3,941  Inspire Medical Systems,
                  Inc. (a)                            721,834
       80,003  Multiplan Corp. (a)                    644,024
       20,116  Omnicell, Inc. (a)                   2,946,994
                                              ---------------
                                                    4,312,852
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.0%
       37,159  Boyd Gaming Corp. (a)                2,118,063
       49,176  Scientific Games Corp. (a)           3,034,651
        7,117  Shake Shack, Inc., Class A (a)         715,543
        7,917  Texas Roadhouse, Inc.                  729,710
       25,623  Travel + Leisure Co.                 1,327,271
       32,521  Wendy's (The) Co.                      754,812
        9,663  Wingstop, Inc.                       1,655,369
                                              ---------------
                                                   10,335,419
                                              ---------------
               HOUSEHOLD DURABLES -- 3.0%
        6,677  Helen of Troy Ltd. (a)               1,491,575
       93,520  KB Home                              3,968,989
       44,101  Leggett & Platt, Inc.                2,118,171
       19,814  Mohawk Industries, Inc. (a)          3,861,749
       83,177  Newell Brands, Inc.                  2,058,631
       69,785  PulteGroup, Inc.                     3,829,103
       97,171  Tempur Sealy International,
                  Inc.                              4,204,589
       65,873  Toll Brothers, Inc.                  3,904,293
        7,702  TopBuild Corp. (a)                   1,561,118
       17,467  Whirlpool Corp.                      3,869,639
                                              ---------------
                                                   30,867,857
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
      100,379  Reynolds Consumer Products,
                  Inc.                              2,855,783
                                              ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.1%
       82,116  Vistra Corp.                         1,572,521
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
        7,959  Carlisle Cos., Inc.                  1,609,628
                                              ---------------
               INSURANCE -- 6.4%
        5,709  Alleghany Corp. (a)                  3,785,638
       30,533  American Financial Group, Inc.       3,862,119
       14,630  Assurant, Inc.                       2,308,760
       46,620  Axis Capital Holdings Ltd.           2,371,559
       28,665  Brown & Brown, Inc.                  1,559,376
       66,971  CNA Financial Corp.                  2,947,394
       15,939  Enstar Group Ltd. (a)                4,096,642
       12,089  Everest Re Group Ltd.                3,056,462
       87,624  Fidelity National Financial,
                  Inc.                              3,908,907
       61,077  First American Financial Corp.       4,111,093
       31,984  Globe Life, Inc.                     2,978,030

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
       28,075  Hanover Insurance Group
                  (The), Inc.                 $     3,815,393
       51,531  Kemper Corp.                         3,401,561
       36,360  Lincoln National Corp.               2,240,503
      152,875  Old Republic International
                  Corp.                             3,769,898
       14,920  Primerica, Inc.                      2,181,602
       26,724  Reinsurance Group of America,
                  Inc.                              2,944,450
        7,282  RLI Corp.                              789,223
       37,542  Selective Insurance Group, Inc.      3,054,042
       26,469  Trupanion, Inc. (a)                  3,044,464
      134,089  Unum Group                           3,674,039
       30,699  W.R. Berkley Corp.                   2,246,246
                                              ---------------
                                                   66,147,401
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
      118,596  fuboTV, Inc. (a) (b)                 3,088,240
                                              ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 0.9%
       19,110  Chewy, Inc., Class A (a)             1,599,507
      290,919  Qurate Retail, Inc., Series A        3,450,299
        3,802  Stamps.com, Inc. (a)                 1,242,342
       50,522  Stitch Fix, Inc., Class A (a)        2,724,146
                                              ---------------
                                                    9,016,294
                                              ---------------
               IT SERVICES -- 1.2%
       78,235  DXC Technology Co. (a)               3,127,835
       33,529  Genpact Ltd.                         1,670,079
       34,632  MAXIMUS, Inc.                        3,082,248
      284,873  SolarWinds Corp. (a)                 3,201,973
       66,315  Western Union (The) Co.              1,539,171
                                              ---------------
                                                   12,621,306
                                              ---------------
               LEISURE PRODUCTS -- 1.2%
       30,582  Brunswick Corp.                      3,192,761
      151,567  Mattel, Inc. (a)                     3,292,035
       11,122  Polaris, Inc.                        1,457,761
       41,474  YETI Holdings, Inc. (a)              3,995,190
                                              ---------------
                                                   11,937,747
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
       40,097  Bruker Corp.                         3,297,978
       12,936  Medpace Holdings, Inc. (a)           2,275,960
       43,559  Pacific Biosciences of
                  California, Inc. (a)              1,400,422
        7,631  Repligen Corp. (a)                   1,874,936
       34,043  Syneos Health, Inc. (a)              3,052,636
                                              ---------------
                                                   11,901,932
                                              ---------------
               MACHINERY -- 3.5%
       23,367  AGCO Corp.                           3,087,014
       57,496  Allison Transmission Holdings,
                  Inc.                              2,294,665
       15,615  Chart Industries, Inc. (a)           2,427,352
       33,252  Colfax Corp. (a)                     1,525,602
       24,736  Crane Co.                            2,405,081
       23,977  Donaldson Co., Inc.                  1,587,038

Page 38                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       37,779  Flowserve Corp.                $     1,590,118
       20,122  Graco, Inc.                          1,571,126
        8,316  ITT, Inc.                              814,219
        5,340  John Bean Technologies Corp.           782,737
        5,783  Lincoln Electric Holdings, Inc.        806,324
        4,396  Middleby (The) Corp. (a)               841,790
        6,939  Nordson Corp.                        1,569,116
       18,332  Oshkosh Corp.                        2,191,591
        7,638  RBC Bearings, Inc. (a)               1,794,930
       15,220  Rexnord Corp.                          857,343
       13,635  Snap-on, Inc.                        2,972,157
       37,803  Timken (The) Co.                     3,005,338
       20,794  Toro (The) Co.                       2,365,110
       12,396  Woodward, Inc.                       1,506,858
                                              ---------------
                                                   35,995,509
                                              ---------------
               MEDIA -- 1.3%
       66,926  Altice USA, Inc., Class A (a)        2,056,636
       91,103  DISH Network Corp.,
                  Class A (a)                       3,816,305
       46,884  Interpublic Group of (The)
                  Cos., Inc.                        1,657,818
       88,664  News Corp., Class A                  2,183,794
       25,751  Nexstar Media Group, Inc.,
                  Class A                           3,787,200
                                              ---------------
                                                   13,501,753
                                              ---------------
               METALS & MINING -- 1.4%
      176,630  Cleveland-Cliffs, Inc. (a)           4,415,750
       20,663  MP Materials Corp. (a) (b)             777,342
       25,236  Reliance Steel & Aluminum Co.        3,965,838
       63,895  Steel Dynamics, Inc.                 4,118,033
       31,734  United States Steel Corp.              840,316
                                              ---------------
                                                   14,117,279
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.3%
      225,467  AGNC Investment Corp.                3,578,161
      428,844  Annaly Capital Management,
                  Inc.                              3,640,886
       71,649  Blackstone Mortgage Trust,
                  Inc., Class A                     2,322,861
       13,564  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        770,435
       71,919  New Residential Investment
                  Corp.                               701,929
       87,309  Starwood Property Trust, Inc.        2,272,653
                                              ---------------
                                                   13,286,925
                                              ---------------
               MULTILINE RETAIL -- 0.6%
       69,101  Kohl's Corp.                         3,510,331
      120,511  Macy's, Inc. (a)                     2,048,687
        9,053  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  842,834
                                              ---------------
                                                    6,401,852
                                              ---------------
               MULTI-UTILITIES -- 1.3%
       58,024  Black Hills Corp.                    3,925,324
      124,246  CenterPoint Energy, Inc.             3,163,303

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
      121,510  MDU Resources Group, Inc.      $     3,854,297
       93,261  NiSource, Inc.                       2,310,075
                                              ---------------
                                                   13,252,999
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.5%
      293,215  Antero Midstream Corp.               2,785,543
      140,846  APA Corp.                            2,640,863
      174,485  Cabot Oil & Gas Corp.                2,791,760
       60,081  Continental Resources, Inc.          2,051,766
       26,093  Devon Energy Corp.                     674,243
       32,448  Diamondback Energy, Inc.             2,502,714
      102,645  EQT Corp. (a)                        1,887,642
       69,450  HollyFrontier Corp.                  2,041,830
      167,760  Marathon Oil Corp.                   1,944,338
      121,008  Ovintiv, Inc.                        3,105,065
       51,404  Targa Resources Corp.                2,164,622
          952  Texas Pacific Land Corp.             1,420,908
                                              ---------------
                                                   26,011,294
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       63,163  Louisiana-Pacific Corp.              3,501,757
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
       81,544  Coty, Inc., Class A (a)                711,879
       57,775  Herbalife Nutrition Ltd. (a)         2,943,059
                                              ---------------
                                                    3,654,938
                                              ---------------
               PHARMACEUTICALS -- 0.5%
        9,891  Arvinas, Inc. (a)                      999,980
       17,150  Jazz Pharmaceuticals PLC (a)         2,907,268
       16,612  Perrigo Co. PLC                        797,874
                                              ---------------
                                                    4,705,122
                                              ---------------
               PROFESSIONAL SERVICES -- 2.0%
       23,572  ASGN, Inc. (a)                       2,383,836
       17,882  Booz Allen Hamilton Holding
                  Corp.                             1,534,454
       14,926  CACI International, Inc.,
                  Class A (a)                       3,984,645
       16,726  FTI Consulting, Inc. (a)             2,436,978
       19,964  KBR, Inc.                              772,607
        6,405  ManpowerGroup, Inc.                    759,505
       17,120  Robert Half International, Inc.      1,681,355
       26,044  Science Applications
                  International Corp.               2,273,641
       10,508  TriNet Group, Inc. (a)                 871,954
       65,331  Upwork, Inc. (a)                     3,383,493
                                              ---------------
                                                   20,082,468
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       78,579  eXp World Holdings, Inc. (a)         2,822,558
       15,630  Howard Hughes (The) Corp. (a)        1,449,057
       15,586  Jones Lang LaSalle, Inc. (a)         3,468,976
                                              ---------------
                                                    7,740,591
                                              ---------------
               ROAD & RAIL -- 1.0%
        5,169  AMERCO                               3,039,165
       83,769  Knight-Swift Transportation
                  Holdings, Inc.                    4,162,482

                        See Notes to Financial Statements                Page 39


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        9,639  Landstar System, Inc.          $     1,513,323
        7,271  Saia, Inc. (a)                       1,643,246
                                              ---------------
                                                   10,358,216
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.0%
      160,884  Amkor Technology, Inc.               3,964,182
       39,968  Brooks Automation, Inc.              3,557,552
        8,947  Cirrus Logic, Inc. (a)                 738,933
       28,643  Diodes, Inc. (a)                     2,348,726
        8,415  First Solar, Inc. (a)                  724,027
       40,670  Lattice Semiconductor Corp. (a)      2,308,022
       47,542  MACOM Technology Solutions
                  Holdings, Inc. (a)                2,934,292
        8,560  MKS Instruments, Inc.                1,339,126
        9,282  Power Integrations, Inc.               900,261
       11,071  Semtech Corp. (a)                      685,406
       26,065  SunPower Corp. (a) (b)                 645,630
                                              ---------------
                                                   20,146,157
                                              ---------------
               SOFTWARE -- 4.9%
        5,529  Appian Corp. (a)                       643,742
        5,538  Aspen Technology, Inc. (a)             809,988
       16,631  Bill.com Holdings, Inc. (a)          3,439,624
       61,310  CDK Global, Inc.                     2,942,267
       21,412  Cerence, Inc. (a)                    2,302,004
       30,052  Digital Turbine, Inc. (a)            1,891,773
      100,511  Dropbox, Inc., Class A (a)           3,165,091
       52,148  Dynatrace, Inc. (a)                  3,330,693
        5,596  Everbridge, Inc. (a)                   790,267
       37,667  FireEye, Inc. (a)                      760,873
        8,306  Five9, Inc. (a)                      1,671,915
       27,685  J2 Global, Inc. (a)                  3,911,060
       24,087  LivePerson, Inc. (a)                 1,534,101
       10,516  Manhattan Associates, Inc. (a)       1,678,669
       22,567  Medallia, Inc. (a)                     764,344
        3,438  MicroStrategy, Inc.,
                  Class A (a) (b)                   2,152,222
       36,147  Momentive Global, Inc. (a)             759,087
       11,373  New Relic, Inc. (a)                    785,647
       59,782  Nutanix, Inc., Class A (a)           2,153,348
       17,887  PagerDuty, Inc. (a)                    726,033
       10,944  Pegasystems, Inc.                    1,396,892
       24,145  Rapid7, Inc. (a)                     2,746,494
       29,827  Sailpoint Technologies
                  Holdings, Inc. (a)                1,491,052
       21,063  Smartsheet, Inc., Class A (a)        1,528,121
       18,419  Tenable Holdings, Inc. (a)             788,333
       26,436  Varonis Systems, Inc. (a)            1,617,883
       16,898  Verint Systems, Inc. (a)               721,038
       27,364  Workiva, Inc. (a)                    3,551,026
                                              ---------------
                                                   50,053,587
                                              ---------------
               SPECIALTY RETAIL -- 4.4%
       11,138  Advance Auto Parts, Inc.             2,361,924
       20,294  American Eagle Outfitters, Inc.        699,534
       40,165  AutoNation, Inc. (a)                 4,873,220
       45,757  Bed Bath & Beyond, Inc. (a)          1,305,905

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       38,009  Dick's Sporting Goods, Inc.    $     3,958,257
       11,822  Five Below, Inc. (a)                 2,298,433
       28,822  Floor & Decor Holdings, Inc.,
                  Class A (a)                       3,516,572
       61,790  Foot Locker, Inc.                    3,525,738
       45,267  Gap (The), Inc.                      1,320,438
       52,846  L Brands, Inc.                       4,231,379
        6,649  Lithia Motors, Inc.                  2,508,136
       44,687  National Vision Holdings,
                  Inc. (a)                          2,412,204
       50,445  Penske Automotive Group, Inc.        4,469,427
        5,609  RH (a)                               3,724,825
       18,195  Vroom, Inc. (a)                        673,943
       19,082  Williams-Sonoma, Inc.                2,894,739
                                              ---------------
                                                   44,774,674
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
       16,699  NCR Corp. (a)                          741,436
      162,118  Xerox Holdings Corp.                 3,911,907
                                              ---------------
                                                    4,653,343
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.7%
       22,146  Carter's, Inc.                       2,164,550
       15,487  Columbia Sportswear Co.              1,542,815
       32,682  Crocs, Inc. (a)                      4,438,542
        9,915  Deckers Outdoor Corp. (a)            4,073,578
       14,158  PVH Corp. (a)                        1,481,210
       30,569  Skechers U.S.A., Inc.,
                  Class A (a)                       1,640,944
       35,034  Tapestry, Inc. (a)                   1,481,938
       36,011  Under Armour, Inc., Class A (a)        736,425
                                              ---------------
                                                   17,560,002
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       84,719  Essent Group Ltd.                    3,826,757
      280,010  MGIC Investment Corp.                3,875,338
      276,452  New York Community Bancorp,
                  Inc.                              3,256,605
       24,680  PennyMac Financial Services,
                  Inc.                              1,552,125
      171,153  Radian Group, Inc.                   3,864,635
                                              ---------------
                                                   16,375,460
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
       91,235  Air Lease Corp.                      3,864,715
       25,464  MSC Industrial Direct Co.,
                  Inc., Class A                     2,270,625
        9,000  SiteOne Landscape Supply,
                  Inc. (a)                          1,573,020
       13,285  Watsco, Inc.                         3,752,215
       22,222  WESCO International, Inc. (a)        2,365,532
                                              ---------------
                                                   13,826,107
                                              ---------------
               WATER UTILITIES -- 0.1%
       16,666  Essential Utilities, Inc.              818,634
                                              ---------------

Page 40                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.8%                    $ 1,025,516,674
               (Cost $849,041,200)            ---------------

               MONEY MARKET FUNDS -- 1.1%
    9,012,662  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                     9,012,662
    1,913,916  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                 1,913,916
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                          10,926,578
               (Cost $10,926,578)             ---------------

               TOTAL INVESTMENTS -- 100.9%      1,036,443,252
               (Cost $859,967,778) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%            (9,140,390)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,027,302,862
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,678,463 and the total value of the collateral held by the Fund is $9,012,662.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $864,837,713. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $189,784,611 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,179,072. The net unrealized appreciation was $171,605,539.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,025,516,674   $           --   $           --
Money Market
   Funds               10,926,578               --               --
                   ------------------------------------------------
Total Investments  $1,036,443,252   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     8,678,463
Non-cash Collateral(2)                             (8,678,463)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 41


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.4%
       15,322  AAR Corp. (a)                  $       547,915
       11,775  Kaman Corp.                            522,221
       20,834  Kratos Defense & Security
                  Solutions, Inc. (a)                 566,685
       29,743  Maxar Technologies, Inc.             1,078,778
        7,064  Moog, Inc., Class A                    550,074
                                              ---------------
                                                    3,265,673
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.6%
       43,579  Atlas Air Worldwide Holdings,
                  Inc. (a)                          2,918,485
        6,613  Forward Air Corp.                      584,854
       26,996  Hub Group, Inc., Class A (a)         1,789,295
                                              ---------------
                                                    5,292,634
                                              ---------------
               AIRLINES -- 0.3%
       55,137  SkyWest, Inc. (a)                    2,232,497
                                              ---------------
               AUTO COMPONENTS -- 1.4%
       13,138  Adient PLC (a)                         553,504
       49,967  Dana, Inc.                           1,207,203
       11,453  Dorman Products, Inc. (a)            1,158,471
       16,713  Gentherm, Inc. (a)                   1,386,009
       34,618  Goodyear Tire & Rubber (The)
                  Co. (a)                             543,849
        9,034  LCI Industries                       1,317,338
       32,528  Patrick Industries, Inc.             2,687,788
        4,913  Visteon Corp. (a)                      560,328
       35,392  XPEL, Inc. (a) (b)                   3,277,299
                                              ---------------
                                                   12,691,789
                                              ---------------
               AUTOMOBILES -- 0.3%
       43,680  Winnebago Industries, Inc.           3,139,282
                                              ---------------
               BANKS -- 10.6%
       46,906  Ameris Bancorp                       2,280,101
      144,937  Associated Banc-Corp.                2,869,753
       65,563  Atlantic Union Bankshares
                  Corp.                             2,325,520
       19,014  BancFirst Corp.                      1,054,897
       83,820  BancorpSouth Bank                    2,162,556
        7,050  Bank of Hawaii Corp.                   590,156
       55,622  BankUnited, Inc.                     2,201,519
       43,804  Banner Corp.                         2,323,364
       60,332  Cathay General Bancorp               2,284,773
       46,185  Columbia Banking System, Inc.        1,613,704
       15,696  Community Bank System, Inc.          1,124,461
       86,501  CVB Financial Corp.                  1,648,709
       42,341  Eagle Bancorp, Inc.                  2,330,025
      192,592  F.N.B. Corp.                         2,207,104
       47,726  FB Financial Corp.                   1,804,520
      149,414  First BanCorp                        1,812,392
      100,492  First Financial Bancorp              2,261,070
       62,840  First Hawaiian, Inc.                 1,729,985
       42,575  First Interstate BancSystem,
                  Inc., Class A                     1,784,744
       42,737  First Merchants Corp.                1,740,678
      150,481  Fulton Financial Corp.               2,305,369
       72,423  Great Western Bancorp, Inc.          2,230,628

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       26,716  Hancock Whitney Corp.          $     1,167,756
       50,539  Heartland Financial USA, Inc.        2,305,589
       81,543  Hilltop Holdings, Inc.               2,583,282
       72,163  Home BancShares, Inc.                1,528,412
      125,596  Hope Bancorp, Inc.                   1,664,147
       15,728  Independent Bank Corp.               1,111,655
       24,072  Independent Bank Group, Inc.         1,677,818
       41,480  International Bancshares Corp.       1,621,038
      124,897  Investors Bancorp, Inc.              1,726,077
       30,188  Live Oak Bancshares, Inc.            1,817,016
       66,022  NBT Bancorp, Inc.                    2,300,867
      134,845  Old National Bancorp                 2,169,656
       14,036  Pacific Premier Bancorp, Inc.          533,087
       43,272  PacWest Bancorp                      1,723,091
       15,172  Park National Corp.                  1,728,243
       44,522  Renasant Corp.                       1,566,284
       40,356  Sandy Spring Bancorp, Inc.           1,678,406
       17,387  Seacoast Banking Corp. of
                  Florida                             528,391
       26,202  ServisFirst Bancshares, Inc.         1,862,438
        5,240  Silvergate Capital Corp.,
                  Class A (a)                         538,672
       80,931  Simmons First National Corp.,
                  Class A                           2,202,942
       28,047  Texas Capital Bancshares,
                  Inc. (a)                          1,766,400
       78,065  TowneBank                            2,327,118
       31,982  Triumph Bancorp, Inc. (a)            2,451,740
       77,094  Trustmark Corp.                      2,314,362
       19,140  UMB Financial Corp.                  1,791,504
       96,532  Umpqua Holdings Corp.                1,821,559
       55,636  United Community Banks, Inc.         1,602,873
       50,299  Veritex Holdings, Inc.               1,687,531
       49,982  WesBanco, Inc.                       1,613,419
       20,458  Westamerica BanCorp                  1,136,442
       31,400  Wintrust Financial Corp.             2,241,960
                                              ---------------
                                                   97,475,803
                                              ---------------
               BEVERAGES -- 0.1%
        2,950  Coca-Cola Consolidated, Inc.         1,177,493
                                              ---------------
               BIOTECHNOLOGY -- 1.6%
       48,422  Alkermes PLC (a)                     1,252,677
      112,653  BioCryst Pharmaceuticals,
                  Inc. (a)                          1,815,966
       63,625  Dicerna Pharmaceuticals,
                  Inc. (a)                          2,386,574
       46,130  Ironwood Pharmaceuticals,
                  Inc. (a)                            612,145
        4,523  Ligand Pharmaceuticals,
                  Inc. (a)                            513,406
      142,877  Organogenesis Holdings,
                  Inc. (a)                          2,191,733
       15,281  REGENXBIO, Inc. (a)                    493,882
       24,889  Seres Therapeutics, Inc. (a)           176,712
      122,527  Sorrento Therapeutics,
                  Inc. (a) (c)                      1,005,947
       86,225  Translate Bio, Inc. (a)              2,383,259
       33,921  Vericel Corp. (a)                    1,795,778
                                              ---------------
                                                   14,628,079
                                              ---------------

Page 42                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BUILDING PRODUCTS -- 1.6%
       29,065  American Woodmark Corp. (a)    $     2,158,076
      163,276  Cornerstone Building Brands,
                  Inc. (a)                          2,746,303
        5,011  CSW Industrials, Inc.                  592,751
        7,776  Gibraltar Industries, Inc. (a)         580,712
       92,650  Griffon Corp.                        2,142,068
       67,825  JELD-WEN Holding, Inc. (a)           1,796,006
       51,114  PGT Innovations, Inc. (a)            1,154,154
       39,576  Resideo Technologies, Inc. (a)       1,167,492
       31,942  UFP Industries, Inc.                 2,372,013
                                              ---------------
                                                   14,709,575
                                              ---------------
               CAPITAL MARKETS -- 2.9%
       11,683  Artisan Partners Asset
                  Management, Inc., Class A           561,835
       23,688  AssetMark Financial Holdings,
                  Inc. (a)                            618,257
       39,311  B. Riley Financial, Inc.             2,655,851
       76,015  Brightsphere Investment Group,
                  Inc.                              1,899,615
        7,231  Cohen & Steers, Inc.                   601,692
       70,032  Federated Hermes, Inc.               2,271,838
       24,478  Focus Financial Partners, Inc.,
                  Class A (a)                       1,256,456
      192,539  Golub Capital BDC, Inc. (c)          3,038,265
        6,519  Hamilton Lane, Inc., Class A           606,267
       29,038  Houlihan Lokey, Inc.                 2,587,286
       31,303  Moelis & Co., Class A                1,854,703
       13,750  Piper Sandler Cos.                   1,686,987
       16,631  PJT Partners, Inc., Class A          1,300,045
       85,940  Virtu Financial, Inc., Class A       2,212,096
       10,688  Virtus Investment Partners,
                  Inc.                              2,951,277
                                              ---------------
                                                   26,102,470
                                              ---------------
               CHEMICALS -- 2.0%
      108,798  Amyris, Inc. (a)                     1,586,275
       24,154  Avient Corp.                         1,171,952
        4,523  Balchem Corp.                          610,107
      102,091  GCP Applied Technologies,
                  Inc. (a)                          2,373,616
       28,001  H.B. Fuller Co.                      1,809,425
       14,590  Ingevity Corp. (a)                   1,239,274
        6,548  Innospec, Inc.                         579,170
      124,368  Kronos Worldwide, Inc.               1,729,959
       30,659  Livent Corp. (a)                       598,157
       22,635  Minerals Technologies, Inc.          1,815,780
       13,719  Sensient Technologies Corp.          1,196,022
       19,747  Stepan Co.                           2,329,159
       29,763  Trinseo S.A.                         1,617,917
                                              ---------------
                                                   18,656,813
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.5%
       53,547  ABM Industries, Inc.                 2,489,400
       31,781  Brady Corp., Class A                 1,737,785
       73,659  BrightView Holdings, Inc. (a)        1,180,754
       15,451  Brink's (The) Co.                    1,189,109
       10,955  Cimpress PLC (a)                     1,120,149

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       33,709  Covanta Holding Corp.          $       677,551
       37,286  Deluxe Corp.                         1,636,855
       58,148  Harsco Corp. (a)                     1,169,938
       37,610  Healthcare Services Group, Inc.        981,621
       37,780  Herman Miller, Inc.                  1,630,207
       40,502  HNI Corp.                            1,510,724
      101,479  KAR Auction Services, Inc. (a)       1,672,374
      338,459  Pitney Bowes, Inc.                   2,707,672
       78,578  Steelcase, Inc., Class A             1,080,447
        7,588  UniFirst Corp.                       1,652,439
                                              ---------------
                                                   22,437,025
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.6%
       62,490  Calix, Inc. (a)                      2,923,282
      139,291  CommScope Holding Co.,
                  Inc. (a)                          2,947,398
      116,405  Infinera Corp. (a)                   1,153,574
       30,986  NETGEAR, Inc. (a)                    1,061,270
       62,407  NetScout Systems, Inc. (a)           1,794,825
       71,130  Plantronics, Inc. (a)                2,218,545
       35,732  Viasat, Inc. (a)                     1,773,736
       67,235  Viavi Solutions, Inc. (a)            1,122,152
                                              ---------------
                                                   14,994,782
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.4%
       37,864  Ameresco, Inc., Class A (a)          2,594,820
       56,834  API Group Corp. (a) (b) (d)          1,302,635
       30,318  Arcosa, Inc.                         1,660,214
       22,609  Comfort Systems USA, Inc.            1,690,023
       23,895  Dycom Industries, Inc. (a)           1,658,313
       12,563  NV5 Global, Inc. (a)                 1,193,485
      100,858  Primoris Services Corp.              3,015,654
                                              ---------------
                                                   13,115,144
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       85,171  Summit Materials, Inc.,
                  Class A (a)                       2,861,746
                                              ---------------
               CONSUMER FINANCE -- 1.4%
       15,535  FirstCash, Inc.                      1,230,372
       12,672  Green Dot Corp., Class A (a)           583,799
      122,850  Navient Corp.                        2,509,825
       39,460  Nelnet, Inc., Class A                2,971,338
       77,158  PRA Group, Inc. (a)                  2,992,959
       49,343  PROG Holdings, Inc.                  2,159,743
                                              ---------------
                                                   12,448,036
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
       49,021  Greif, Inc., Class A                 2,971,653
       36,353  O-I Glass, Inc. (a)                    537,661
      118,590  Ranpak Holdings Corp. (a)            3,038,276
                                              ---------------
                                                    6,547,590
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
       14,246  2U, Inc. (a)                           618,276
       83,289  Adtalem Global Education,
                  Inc. (a)                          3,026,722

                        See Notes to Financial Statements                Page 43


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        4,686  Graham Holdings Co., Class B   $     3,114,597
       75,855  H&R Block, Inc.                      1,862,240
       31,224  Strategic Education, Inc.            2,475,751
       49,282  WW International, Inc. (a)           1,514,929
                                              ---------------
                                                   12,612,515
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       87,536  Cannae Holdings, Inc. (a)            2,910,572
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
       15,440  Cogent Communications
                  Holdings, Inc.                    1,198,298
      126,314  Liberty Latin America Ltd.,
                  Class C (a)                       1,746,923
                                              ---------------
                                                    2,945,221
                                              ---------------
               ELECTRIC UTILITIES -- 0.6%
       33,932  ALLETE, Inc.                         2,386,098
       15,954  MGE Energy, Inc.                     1,246,326
       36,483  Otter Tail Corp.                     1,852,972
                                              ---------------
                                                    5,485,396
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       41,807  Atkore, Inc. (a)                     3,140,124
       34,397  AZZ, Inc.                            1,822,697
       39,163  Encore Wire Corp.                    3,071,554
       12,153  EnerSys                              1,199,015
      153,264  GrafTech International Ltd.          1,742,612
       24,522  TPI Composites, Inc. (a)               959,791
       11,227  Vicor Corp. (a)                      1,297,953
                                              ---------------
                                                   13,233,746
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.7%
       74,064  Avnet, Inc.                          3,060,324
        6,051  Badger Meter, Inc.                     611,333
       11,743  Belden, Inc.                           575,407
        7,633  FARO Technologies, Inc. (a)            556,369
       11,873  Insight Enterprises, Inc. (a)        1,191,812
        5,933  Itron, Inc. (a)                        585,112
       60,150  Knowles Corp. (a)                    1,205,406
       60,320  Methode Electronics, Inc.            2,885,106
       49,092  nLight, Inc. (a)                     1,703,001
        5,842  OSI Systems, Inc. (a)                  584,492
       16,981  PAR Technology Corp. (a)             1,036,690
       38,492  PC Connection, Inc.                  1,830,680
       19,483  Plexus Corp. (a)                     1,759,705
        5,917  Rogers Corp. (a)                     1,127,780
       76,189  Sanmina Corp. (a)                    2,927,181
       83,030  TTM Technologies, Inc. (a)           1,161,590
      105,305  Vishay Intertechnology, Inc.         2,330,400
                                              ---------------
                                                   25,132,388
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
      199,890  Archrock, Inc.                       1,721,053
       16,172  Cactus, Inc., Class A                  582,839

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       92,574  ChampionX Corp. (a)            $     2,151,420
       18,191  Helmerich & Payne, Inc.                521,536
      119,452  Patterson-UTI Energy, Inc.             958,005
      525,360  Transocean Ltd. (a)                  1,896,549
                                              ---------------
                                                    7,831,402
                                              ---------------
               ENTERTAINMENT -- 0.1%
        7,071  Madison Square Garden
                  Entertainment Corp. (a)             494,687
       10,255  World Wrestling Entertainment,
                  Inc., Class A                       506,392
                                              ---------------
                                                    1,001,079
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.4%
       54,067  Acadia Realty Trust                  1,157,034
       15,923  American Assets Trust, Inc.            588,036
       38,899  Apple Hospitality REIT, Inc.           581,540
      216,508  Brandywine Realty Trust              3,022,452
      170,692  Columbia Property Trust, Inc.        2,845,436
      300,592  DigitalBridge Group, Inc. (a)        2,092,120
       98,946  Empire State Realty Trust,
                  Inc., Class A                     1,130,953
       11,269  EPR Properties                         566,831
       22,656  Equity Commonwealth                    595,626
       65,861  Essential Properties Realty
                  Trust, Inc.                       1,962,658
       96,269  Global Net Lease, Inc.               1,778,088
       42,682  Hudson Pacific Properties, Inc.      1,163,511
       32,565  Independence Realty Trust, Inc.        627,853
       22,710  Industrial Logistics Properties
                  Trust                               615,441
       80,913  Kite Realty Group Trust              1,631,206
      248,391  Lexington Realty Trust               3,266,342
       61,853  LTC Properties, Inc.                 2,341,136
       32,528  Macerich (The) Co.                     530,206
       69,236  Mack-Cali Realty Corp. (a)           1,246,248
       35,227  National Storage Affiliates
                  Trust                             1,908,247
      176,859  Paramount Group, Inc.                1,726,144
       25,213  Pebblebrook Hotel Trust                567,040
      160,705  Piedmont Office Realty Trust,
                  Inc., Class A                     3,056,609
       22,341  PotlatchDeltic Corp.                 1,160,392
       33,618  Retail Opportunity Investments
                  Corp.                               594,030
      155,543  Retail Properties of America,
                  Inc., Class A                     1,961,397
       38,979  RLJ Lodging Trust                      559,349
        7,523  Ryman Hospitality Properties,
                  Inc. (a)                            577,014
      130,476  Sabra Health Care REIT, Inc.         2,425,549
       47,120  Service Properties Trust               524,446
       78,842  SITE Centers Corp.                   1,250,434
      125,973  Tanger Factory Outlet Centers,
                  Inc. (c)                          2,162,956
       62,166  Urban Edge Properties                1,181,154
       51,620  Washington Real Estate
                  Investment Trust                  1,253,850

Page 44                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       31,693  Xenia Hotels & Resorts,
                  Inc. (a)                    $       560,332
                                              ---------------
                                                   49,211,660
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
        6,527  PriceSmart, Inc.                       585,733
       36,423  Rite Aid Corp. (a)                     553,630
       95,564  Sprouts Farmers Market,
                  Inc. (a)                          2,348,963
       80,271  United Natural Foods, Inc. (a)       2,658,575
       57,457  Weis Markets, Inc.                   3,025,111
                                              ---------------
                                                    9,172,012
                                              ---------------
               FOOD PRODUCTS -- 1.8%
       54,300  B&G Foods, Inc. (c)                  1,559,496
        9,356  Calavo Growers, Inc.                   527,117
       65,583  Cal-Maine Foods, Inc.                2,288,191
       90,278  Fresh Del Monte Produce, Inc.        2,785,979
      110,008  Hostess Brands, Inc. (a)             1,770,029
        9,476  Sanderson Farms, Inc.                1,770,496
       65,036  Simply Good Foods (The)
                  Co. (a)                           2,437,549
       35,015  Tootsie Roll Industries, Inc.        1,204,166
       40,004  TreeHouse Foods, Inc. (a)            1,776,177
                                              ---------------
                                                   16,119,200
                                              ---------------
               GAS UTILITIES -- 1.4%
        9,868  Chesapeake Utilities Corp.           1,229,454
       60,007  New Jersey Resources Corp.           2,311,469
       45,213  Northwest Natural Holding Co.        2,364,188
       45,788  South Jersey Industries, Inc.        1,152,484
       44,846  Southwest Gas Holdings, Inc.         3,136,081
       32,863  Spire, Inc.                          2,331,630
                                              ---------------
                                                   12,525,306
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.5%
       38,749  Alphatec Holdings, Inc. (a)            571,160
       14,971  AtriCure, Inc. (a)                   1,264,450
       28,084  Axonics, Inc. (a)                    1,908,308
       26,672  BioLife Solutions, Inc. (a)          1,250,917
       47,042  CryoPort, Inc. (a)                   2,903,432
       12,924  Heska Corp. (a)                      3,110,807
       12,601  Integer Holdings Corp. (a)           1,233,512
       18,366  Merit Medical Systems,
                  Inc. (a)                          1,287,273
                                              ---------------
                                                   13,529,859
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.6%
        6,126  AMN Healthcare Services,
                  Inc. (a)                            616,031
        8,098  Castle Biosciences, Inc. (a)           565,645
       13,261  CorVel Corp. (a)                     1,867,414
       32,185  Fulgent Genetics, Inc. (a) (c)       2,969,066
       59,069  MEDNAX, Inc. (a)                     1,720,089
       13,967  ModivCare, Inc. (a)                  2,374,390
      135,727  Option Care Health, Inc. (a)         2,812,263
       70,122  Owens & Minor, Inc.                  3,243,143
       39,073  Patterson Cos., Inc.                 1,216,343
       14,517  Pennant Group (The), Inc. (a)          496,772

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS
                  & SERVICES (CONTINUED)
       70,244  Select Medical Holdings Corp.  $     2,771,126
       44,552  Surgery Partners, Inc. (a)           2,430,757
        5,126  US Physical Therapy, Inc.              605,688
                                              ---------------
                                                   23,688,727
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.5%
      160,360  Allscripts Healthcare
                  Solutions, Inc. (a)               2,738,949
      140,547  Evolent Health, Inc.,
                  Class A (a)                       3,224,148
       32,080  Health Catalyst, Inc. (a)            1,862,565
       69,675  Inovalon Holdings, Inc.,
                  Class A (a)                       2,639,289
       71,569  NextGen Healthcare, Inc. (a)         1,160,849
       19,372  Phreesia, Inc. (a)                   1,324,076
       11,873  Tabula Rasa HealthCare,
                  Inc. (a)                            510,064
       14,899  Vocera Communications, Inc. (a)        625,162
                                              ---------------
                                                   14,085,102
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
       87,499  Bloomin' Brands, Inc. (a)            2,198,850
       32,867  Cheesecake Factory (The),
                  Inc. (a)                          1,487,560
       11,993  Cracker Barrel Old Country
                  Store, Inc.                       1,633,207
       15,980  Jack in the Box, Inc.                1,739,583
       22,738  Papa John's International, Inc.      2,594,860
       55,873  Red Rock Resorts, Inc.,
                  Class A (a)                       2,201,396
       23,777  SeaWorld Entertainment,
                  Inc. (a)                          1,127,268
                                              ---------------
                                                   12,982,724
                                              ---------------
               HOUSEHOLD DURABLES -- 3.8%
        5,339  Cavco Industries, Inc. (a)           1,254,665
       44,609  Century Communities, Inc.            3,098,095
       19,403  Installed Building Products,
                  Inc.                              2,328,360
        6,353  iRobot Corp. (a)                       555,888
       64,110  La-Z-Boy, Inc.                       2,152,814
       18,332  LGI Homes, Inc. (a)                  3,132,939
       58,660  M.D.C. Holdings, Inc.                3,127,751
       50,590  M/I Homes, Inc. (a)                  3,273,679
       31,551  Meritage Homes Corp. (a)             3,425,808
       55,691  Skyline Champion Corp. (a)           3,140,972
       67,408  Sonos, Inc. (a)                      2,250,079
      112,350  Taylor Morrison Home Corp. (a)       3,013,227
      138,512  Tri Pointe Homes, Inc. (a)           3,340,909
       49,990  Tupperware Brands Corp. (a)          1,044,291
                                              ---------------
                                                   35,139,477
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       49,160  Central Garden & Pet Co.,
                  Class A (a)                       2,129,119
       13,809  Energizer Holdings, Inc.               591,716
       27,923  Spectrum Brands Holdings, Inc.       2,439,074
                                              ---------------
                                                    5,159,909
                                              ---------------
               INSURANCE -- 3.1%
       91,840  American Equity Investment
                  Life Holding Co.                  2,947,145

                        See Notes to Financial Statements                Page 45


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       19,986  American National Group, Inc.  $     3,297,290
       11,454  Argo Group International
                  Holdings Ltd.                       597,097
       62,517  Assured Guaranty Ltd.                2,988,938
       13,035  Brighthouse Financial, Inc. (a)        561,287
      125,671  CNO Financial Group, Inc.            2,870,326
      761,098  Genworth Financial, Inc.,
                  Class A (a)                       2,542,067
        9,331  Goosehead Insurance, Inc.,
                  Class A                           1,121,493
       63,457  Horace Mann Educators Corp.          2,526,223
       45,705  Mercury General Corp.                2,780,235
       52,361  Stewart Information Services
                  Corp.                             3,089,823
        2,584  White Mountains Insurance
                  Group Ltd.                        2,923,977
                                              ---------------
                                                   28,245,901
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
       14,856  Yelp, Inc. (a)                         555,615
       11,375  ZoomInfo Technologies, Inc.,
                  Class A (a)                         611,406
                                              ---------------
                                                    1,167,021
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
       32,196  Overstock.com, Inc. (a)              2,242,130
       24,192  Shutterstock, Inc.                   2,624,590
                                              ---------------
                                                    4,866,720
                                              ---------------
               IT SERVICES -- 1.8%
       17,094  Alliance Data Systems Corp.          1,594,015
       25,168  CSG Systems International, Inc.      1,141,620
       27,204  EVERTEC, Inc.                        1,188,815
       16,764  ExlService Holdings, Inc. (a)        1,898,020
       36,906  Perficient, Inc. (a)                 3,479,867
       18,999  Shift4 Payments, Inc.,
                  Class A (a)                       1,694,521
       28,122  Switch, Inc., Class A                  581,001
       28,795  TTEC Holdings, Inc.                  3,009,078
       70,367  Unisys Corp. (a)                     1,572,702
       38,626  Verra Mobility Corp. (a)               591,364
                                              ---------------
                                                   16,751,003
                                              ---------------
               LEISURE PRODUCTS -- 0.8%
       48,072  Acushnet Holdings Corp.              2,462,728
       52,798  Callaway Golf Co. (a)                1,672,641
        8,098  Malibu Boats, Inc., Class A (a)        677,479
       64,139  Vista Outdoor, Inc. (a)              2,590,574
                                              ---------------
                                                    7,403,422
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.3%
       80,989  Bionano Genomics, Inc. (a) (c)         480,265
       26,202  Codexis, Inc. (a)                      554,434
       30,361  Quanterix Corp. (a)                  1,613,687
                                              ---------------
                                                    2,648,386
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 3.7%
        7,773  Alamo Group, Inc.              $     1,140,843
       13,303  Albany International Corp.,
                  Class A                           1,148,714
       36,519  Altra Industrial Motion Corp.        2,289,011
       18,862  Astec Industries, Inc.               1,156,429
       23,169  Barnes Group, Inc.                   1,173,973
       22,301  Enerpac Tool Group Corp.               572,467
        6,114  EnPro Industries, Inc.                 569,336
        6,331  ESCO Technologies, Inc.                597,457
       70,295  Evoqua Water Technologies
                  Corp. (a)                         2,320,438
       29,512  Federal Signal Corp.                 1,168,970
       14,730  Franklin Electric Co., Inc.          1,204,325
       40,870  Greenbrier (The) Cos., Inc.          1,749,236
        7,605  Helios Technologies, Inc.              614,864
       40,403  Hillenbrand, Inc.                    1,830,256
       16,269  Hyster-Yale Materials Handling,
                  Inc.                              1,165,511
      418,070  Ideanomics, Inc. (a) (c)               990,826
        6,738  Kadant, Inc.                         1,213,716
       33,059  Kennametal, Inc.                     1,198,389
       10,771  Lindsay Corp.                        1,730,792
       50,699  Meritor, Inc. (a)                    1,233,507
       54,827  Mueller Industries, Inc.             2,379,492
       82,335  Mueller Water Products, Inc.,
                  Class A                           1,220,205
        9,723  SPX Corp. (a)                          648,135
        9,102  SPX FLOW, Inc. (c)                     747,729
       14,869  Tennant Co.                          1,176,435
       12,467  Terex Corp.                            597,419
       22,076  Trinity Industries, Inc.               598,480
       12,203  Watts Water Technologies, Inc.,
                  Class A                           1,839,724
                                              ---------------
                                                   34,276,679
                                              ---------------
               MARINE -- 0.5%
       39,158  Kirby Corp. (a)                      2,267,640
       37,100  Matson, Inc.                         2,490,152
                                              ---------------
                                                    4,757,792
                                              ---------------
               MEDIA -- 1.4%
       26,657  AMC Networks, Inc.,
                  Class A (a)                       1,333,916
      126,852  Gray Television, Inc.                2,812,309
       29,596  John Wiley & Sons, Inc.,
                  Class A                           1,739,653
       71,478  Sinclair Broadcast Group, Inc.,
                  Class A                           2,022,113
       30,649  TechTarget, Inc. (a)                 2,239,829
      158,227  TEGNA, Inc.                          2,803,782
                                              ---------------
                                                   12,951,602
                                              ---------------
               METALS & MINING -- 1.6%
       32,232  Alcoa Corp. (a)                      1,294,115
       56,949  Allegheny Technologies,
                  Inc. (a)                          1,169,163
       16,666  Arconic Corp. (a)                      598,976
       14,764  Carpenter Technology Corp.             563,247
       66,850  Coeur Mining, Inc. (a)                 504,049
       96,622  Commercial Metals Co.                3,169,202

Page 46                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
      319,171  Hecla Mining Co.               $     2,135,254
        4,806  Kaiser Aluminum Corp.                  584,794
       15,762  Materion Corp.                       1,124,776
       34,512  Warrior Met Coal, Inc.                 644,339
       48,522  Worthington Industries, Inc.         3,103,952
                                              ---------------
                                                   14,891,867
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.0%
      148,877  Apollo Commercial Real Estate
                  Finance, Inc.                     2,265,908
      133,257  Arbor Realty Trust, Inc.             2,435,938
       56,058  Broadmark Realty Capital, Inc.         581,321
      197,094  Chimera Investment Corp.             2,901,224
      102,886  Ladder Capital Corp.                 1,174,958
      646,692  MFA Financial, Inc.                  3,020,052
      664,046  New York Mortgage Trust, Inc.        2,901,881
      140,947  PennyMac Mortgage Investment
                  Trust                             2,779,475
                                              ---------------
                                                   18,060,757
                                              ---------------
               MULTILINE RETAIL -- 0.8%
       44,965  Big Lots, Inc.                       2,590,434
       13,132  Dillard's, Inc., Class A             2,406,701
       67,327  Franchise Group, Inc.                2,286,425
                                              ---------------
                                                    7,283,560
                                              ---------------
               MULTI-UTILITIES -- 0.5%
       55,650  Avista Corp.                         2,383,489
       39,434  NorthWestern Corp.                   2,444,514
                                              ---------------
                                                    4,828,003
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
      197,487  Antero Resources Corp. (a)           2,685,823
       58,489  Clean Energy Fuels Corp. (a)           439,252
      173,837  CNX Resources Corp. (a)              2,103,428
       33,059  CVR Energy, Inc.                       451,586
       27,455  Delek US Holdings, Inc.                477,168
      348,805  Equitrans Midstream Corp.            2,867,177
       81,661  Gevo, Inc. (a)                         497,315
      151,927  Magnolia Oil & Gas Corp.,
                  Class A (a)                       2,126,978
       82,431  Matador Resources Co.                2,547,118
       25,499  Murphy Oil Corp.                       553,583
       25,930  PDC Energy, Inc.                     1,025,532
      177,107  Range Resources Corp. (a)            2,697,340
        9,527  Renewable Energy Group,
                  Inc. (a)                            583,529
      523,505  Southwestern Energy Co. (a)          2,465,709
       74,842  World Fuel Services Corp.            2,579,055
                                              ---------------
                                                   24,100,593
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       73,506  Schweitzer-Mauduit
                  International, Inc.               2,890,991
                                              ---------------
               PERSONAL PRODUCTS -- 0.9%
       27,042  Edgewell Personal Care Co.           1,110,885
        8,245  Inter Parfums, Inc.                    633,793

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PERSONAL PRODUCTS (CONTINUED)
       10,491  Medifast, Inc.                 $     2,995,285
       31,442  Nu Skin Enterprises, Inc.,
                  Class A                           1,688,121
       17,387  USANA Health Sciences,
                  Inc. (a)                          1,656,460
                                              ---------------
                                                    8,084,544
                                              ---------------
               PHARMACEUTICALS -- 1.0%
      221,352  Innoviva, Inc. (a)                   3,138,771
       58,178  Intra-Cellular Therapies,
                  Inc. (a)                          1,997,251
       34,185  Prestige Consumer Healthcare,
                  Inc. (a)                          1,796,422
       20,025  Revance Therapeutics, Inc. (a)         582,327
       77,121  Supernus Pharmaceuticals,
                  Inc. (a)                          2,030,596
                                              ---------------
                                                    9,545,367
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
       54,352  CBIZ, Inc. (a)                       1,757,744
       24,159  Huron Consulting Group,
                  Inc. (a)                          1,186,932
       13,516  ICF International, Inc.              1,237,660
       13,142  Insperity, Inc.                      1,301,715
       16,370  Korn Ferry                           1,125,274
       20,584  ManTech International Corp.,
                  Class A                           1,800,276
                                              ---------------
                                                    8,409,601
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       89,631  Kennedy-Wilson Holdings, Inc.        1,809,650
       30,546  Marcus & Millichap, Inc. (a)         1,215,425
      162,911  Realogy Holdings Corp. (a)           2,886,783
       26,619  St Joe (The) Co.                     1,205,042
                                              ---------------
                                                    7,116,900
                                              ---------------
               ROAD & RAIL -- 2.2%
       51,008  ArcBest Corp.                        3,015,083
       30,484  Avis Budget Group, Inc. (a)          2,523,161
      173,282  Heartland Express, Inc.              2,950,992
      180,002  Marten Transport Ltd.                2,847,631
       31,947  Ryder System, Inc.                   2,432,764
      136,352  Schneider National, Inc.,
                  Class B                           3,059,739
       66,670  Werner Enterprises, Inc.             3,047,486
                                              ---------------
                                                   19,876,856
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.2%
       23,226  ACM Research, Inc., Class A (a)      2,156,766
       11,139  Ambarella, Inc. (a)                  1,097,080
       29,376  Axcelis Technologies, Inc. (a)       1,132,445
       16,139  Cohu, Inc. (a)                         571,482
       55,887  MaxLinear, Inc. (a)                  2,695,430
       40,641  Onto Innovation, Inc. (a)            2,848,121
       75,112  Rambus, Inc. (a)                     1,777,150
       18,762  SiTime Corp. (a)                     2,544,878
       15,263  Synaptics, Inc. (a)                  2,318,755
       55,254  Ultra Clean Holdings, Inc. (a)       2,984,269
                                              ---------------
                                                   20,126,376
                                              ---------------

                        See Notes to Financial Statements                Page 47


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 3.1%
       17,212  Altair Engineering, Inc.,
                  Class A (a)                 $     1,200,709
       88,278  Avaya Holdings Corp. (a)             2,138,093
       46,472  Box, Inc., Class A (a)               1,111,610
       30,379  CommVault Systems, Inc. (a)          2,296,349
       34,526  Cornerstone OnDemand, Inc. (a)       1,655,176
       29,380  Domo, Inc., Class B (a)              2,595,135
       87,557  Ebix, Inc.                           2,645,973
       16,257  InterDigital, Inc.                   1,071,174
       18,926  Marathon Digital Holdings,
                  Inc. (a) (c)                        522,925
       11,187  Mimecast Ltd. (a)                      621,438
       12,834  Progress Software Corp.                585,102
       47,280  Riot Blockchain, Inc. (a) (c)        1,557,876
       33,196  Sprout Social, Inc.,
                  Class A (a)                       2,949,133
       59,397  Teradata Corp. (a)                   2,949,655
      123,592  Vonage Holdings Corp. (a)            1,762,422
       53,383  Xperi Holding Corp.                  1,108,765
       68,835  Zuora, Inc., Class A (a)             1,190,157
                                              ---------------
                                                   27,961,692
                                              ---------------
               SPECIALTY RETAIL -- 3.8%
       51,149  Abercrombie & Fitch Co.,
                  Class A (a)                       1,933,944
       13,856  Asbury Automotive Group,
                  Inc. (a)                          2,846,854
       28,844  Blink Charging Co. (a) (c)             995,983
       35,312  Boot Barn Holdings, Inc. (a)         3,051,663
       35,800  Buckle (The), Inc.                   1,506,464
       72,418  Camping World Holdings, Inc.,
                  Class A                           2,850,373
       19,217  Group 1 Automotive, Inc.             3,338,762
       37,029  GrowGeneration Corp. (a)             1,505,969
       44,972  Guess?, Inc.                         1,003,775
        9,347  Monro, Inc.                            542,126
       17,800  Murphy USA, Inc.                     2,625,678
       12,361  ODP (The) Corp. (a)                    585,046
       33,558  Rent-A-Center, Inc.                  1,920,189
       26,897  Sally Beauty Holdings,
                  Inc. (a)                            508,891
       29,395  Signet Jewelers Ltd.                 1,891,274
       21,602  Sleep Number Corp. (a)               2,143,134
       66,347  Sonic Automotive, Inc.,
                  Class A                           3,619,229
       57,605  Urban Outfitters, Inc. (a)           2,141,754
                                              ---------------
                                                   35,011,108
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
       67,498  Super Micro Computer, Inc. (a)       2,567,624
                                              ---------------
               TEXTILES, APPAREL &
                  LUXURY GOODS -- 0.4%
       90,336  G-III Apparel Group Ltd. (a)         2,697,433
       10,527  Kontoor Brands, Inc.                   582,985
       13,568  Steven Madden Ltd.                     594,686
                                              ---------------
                                                    3,875,104
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.3%
       25,597  Axos Financial, Inc. (a)       $     1,224,816
      100,795  Capitol Federal Financial, Inc.      1,117,817
       58,624  Meta Financial Group, Inc.           2,913,613
       89,783  Mr. Cooper Group, Inc. (a)           3,338,132
      132,041  NMI Holdings, Inc., Class A (a)      2,907,543
      130,566  Northwest Bancshares, Inc.           1,737,833
       77,807  Provident Financial Services,
                  Inc.                              1,680,631
       17,061  Walker & Dunlop, Inc.                1,765,472
       74,718  Washington Federal, Inc.             2,411,150
       50,964  WSFS Financial Corp.                 2,231,204
                                              ---------------
                                                   21,328,211
                                              ---------------
               TOBACCO -- 0.2%
      125,949  Vector Group Ltd.                    1,682,679
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.7%
       19,562  Applied Industrial
                  Technologies, Inc.                1,754,711
       33,449  Beacon Roofing Supply, Inc. (a)      1,788,853
       40,701  Boise Cascade Co.                    2,081,856
       26,837  GATX Corp.                           2,475,713
       32,342  Global Industrial Co.                1,278,156
       49,332  GMS, Inc. (a)                        2,423,681
       26,484  Herc Holdings, Inc. (a)              3,285,075
       29,110  McGrath RentCorp                     2,282,806
       68,642  Rush Enterprises, Inc., Class A      3,225,488
       56,713  Triton International Ltd.            2,993,879
       48,703  Univar Solutions, Inc. (a)           1,195,172
                                              ---------------
                                                   24,785,390
                                              ---------------
               WATER UTILITIES -- 0.2%
       10,691  California Water Service Group         670,112
        7,266  Middlesex Water Co.                    739,243
                                              ---------------
                                                    1,409,355
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
      130,990  Telephone and Data Systems,
                  Inc.                              2,927,626
       81,746  United States Cellular
                  Corp. (a)                         2,972,285
                                              ---------------
                                                    5,899,911
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       917,347,741
               (Cost $795,903,650)            ---------------

               MONEY MARKET FUNDS -- 1.3%
   11,567,801  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (e) (f)                    11,567,801
      712,853  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (e)                   712,853
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.3%                          12,280,654
               (Cost $12,280,654)             ---------------

Page 48                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.3%    $   929,628,395
               (Cost $808,184,304) (g)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%           (11,928,808)
                                              ---------------
               NET ASSETS -- 100.0%           $   917,699,587
                                              ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statement. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,247,640 and the total value of the collateral held by the Fund is $11,567,801.

(d)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Rate shown reflects yield as of July 31, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for federal income tax purposes is $813,245,325. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $144,252,388 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,869,318. The net unrealized appreciation was $116,383,070.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  917,347,741   $           --   $           --
Money Market
   Funds               12,280,654               --               --
                   ------------------------------------------------
Total Investments  $  929,628,395   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    11,247,640
Non-cash Collateral(2)                            (11,247,640)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 49


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 2.2%
       29,769  General Dynamics Corp.         $     5,835,617
       17,753  L3Harris Technologies, Inc.          4,025,315
       14,813  Lockheed Martin Corp.                5,505,548
       21,115  Northrop Grumman Corp.               7,665,167
                                              ---------------
                                                   23,031,647
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       30,310  Expeditors International of
                  Washington, Inc.                  3,887,257
       25,723  FedEx Corp.                          7,201,154
                                              ---------------
                                                   11,088,411
                                              ---------------
               AUTOMOBILES -- 1.5%
      516,431  Ford Motor Co. (a)                   7,204,212
      162,120  General Motors Co. (a)               9,214,901
                                              ---------------
                                                   16,419,113
                                              ---------------
               BANKS -- 7.7%
       93,064  Bank of America Corp.                3,569,935
      135,585  Citigroup, Inc.                      9,168,258
      209,127  Citizens Financial Group, Inc.       8,816,794
      200,738  Fifth Third Bancorp                  7,284,782
      268,892  Huntington Bancshares, Inc.          3,785,999
       36,030  JPMorgan Chase & Co.                 5,468,633
      371,630  KeyCorp                              7,306,246
       52,813  M&T Bank Corp.                       7,069,020
       40,229  PNC Financial Services Group
                  (The), Inc.                       7,338,172
      380,287  Regions Financial Corp.              7,320,525
      100,977  Truist Financial Corp.               5,496,178
       67,353  U.S. Bancorp                         3,740,786
      123,740  Wells Fargo & Co.                    5,684,616
                                              ---------------
                                                   82,049,944
                                              ---------------
               BEVERAGES -- 0.7%
       23,961  Constellation Brands, Inc.,
                  Class A                           5,375,411
       12,607  PepsiCo, Inc.                        1,978,668
                                              ---------------
                                                    7,354,079
                                              ---------------
               BIOTECHNOLOGY -- 0.5%
       16,185  Biogen, Inc. (a)                     5,288,125
                                              ---------------
               BUILDING PRODUCTS -- 0.8%
       78,953  Carrier Global Corp.                 4,362,153
       65,134  Masco Corp.                          3,889,151
                                              ---------------
                                                    8,251,304
                                              ---------------
               CAPITAL MARKETS -- 4.3%
      149,797  Bank of New York Mellon (The)
                  Corp.                             7,689,080
      299,868  Franklin Resources, Inc.             8,861,099
       20,219  Goldman Sachs Group (The),
                  Inc.                              7,579,699
       61,122  Morgan Stanley                       5,866,490
       33,186  Northern Trust Corp.                 3,745,040
       29,538  Raymond James Financial, Inc.        3,824,580
       93,270  State Street Corp.                   8,127,548
                                              ---------------
                                                   45,693,536
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS -- 4.2%
       63,275  Celanese Corp.                 $     9,856,347
      126,362  Corteva, Inc.                        5,405,766
       88,561  Dow, Inc.                            5,504,952
      123,919  DuPont de Nemours, Inc.              9,300,121
       32,865  Eastman Chemical Co.                 3,704,543
       17,264  FMC Corp.                            1,846,385
       74,600  LyondellBasell Industries N.V.,
                  Class A                           7,410,018
       11,004  PPG Industries, Inc.                 1,799,374
                                              ---------------
                                                   44,827,506
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
       34,880  Republic Services, Inc.              4,128,397
       13,332  Waste Management, Inc.               1,976,602
                                              ---------------
                                                    6,104,999
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.4%
       22,043  Vulcan Materials Co.                 3,967,520
                                              ---------------
               CONSUMER FINANCE -- 2.7%
      192,470  Ally Financial, Inc.                 9,885,259
       62,011  Capital One Financial Corp.         10,027,179
       32,437  Discover Financial Services          4,032,568
      115,501  Synchrony Financial                  5,430,857
                                              ---------------
                                                   29,375,863
                                              ---------------
               CONTAINERS & PACKAGING -- 1.2%
        8,884  Avery Dennison Corp.                 1,871,681
       91,407  International Paper Co.              5,279,668
       41,384  Packaging Corp. of America           5,855,836
                                              ---------------
                                                   13,007,185
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.9%
       34,518  Berkshire Hathaway, Inc.,
                  Class B (a)                       9,606,014
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.3%
      266,649  AT&T, Inc.                           7,479,504
      564,693  Lumen Technologies, Inc.             7,041,722
      171,205  Verizon Communications, Inc.         9,549,815
                                              ---------------
                                                   24,071,041
                                              ---------------
               ELECTRIC UTILITIES -- 8.4%
       90,722  American Electric Power Co.,
                  Inc.                              7,994,423
      149,217  Avangrid, Inc.                       7,780,174
       56,768  Duke Energy Corp.                    5,966,884
      132,726  Edison International                 7,233,567
       96,216  Entergy Corp.                        9,902,551
       69,844  Eversource Energy                    6,025,442
      173,194  Exelon Corp.                         8,105,479
      206,241  FirstEnergy Corp.                    7,903,155
       25,493  NextEra Energy, Inc.                 1,985,905
      754,588  PG&E Corp. (a)                       6,632,829
      200,363  PPL Corp.                            5,684,298
      126,824  Southern (The) Co.                   8,100,249
       85,067  Xcel Energy, Inc.                    5,805,823
                                              ---------------
                                                   89,120,779
                                              ---------------

Page 50                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.6%
       12,607  Eaton Corp. PLC                $     1,992,537
       39,870  Emerson Electric Co.                 4,022,484
                                              ---------------
                                                    6,015,021
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.9%
       10,696  CDW Corp.                            1,961,112
      137,022  Corning, Inc.                        5,735,741
       13,817  TE Connectivity Ltd.                 2,037,593
                                              ---------------
                                                    9,734,446
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.9%
       18,388  AvalonBay Communities, Inc.          4,189,338
       16,301  Boston Properties, Inc.              1,913,411
       24,261  Equity Residential                   2,041,078
       56,114  Healthpeak Properties, Inc.          2,074,534
       27,989  Realty Income Corp.                  1,967,347
      309,241  VICI Properties, Inc.                9,645,227
       22,479  Welltower, Inc.                      1,952,526
      222,956  Weyerhaeuser Co.                     7,520,306
                                              ---------------
                                                   31,303,767
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.8%
      200,317  Kroger (The) Co.                     8,152,902
                                              ---------------
               FOOD PRODUCTS -- 5.4%
      126,637  Archer-Daniels-Midland Co.           7,562,762
      210,944  Conagra Brands, Inc.                 7,064,515
       91,977  General Mills, Inc.                  5,413,766
       22,029  Hershey (The) Co.                    3,940,547
       80,358  Hormel Foods Corp.                   3,727,004
       74,032  J.M. Smucker (The) Co.               9,706,336
       59,646  Kellogg Co.                          3,779,171
       45,807  Kraft Heinz (The) Co.                1,762,195
       21,150  McCormick & Co., Inc.                1,780,195
       61,453  Mondelez International, Inc.,
                  Class A                           3,887,517
      130,051  Tyson Foods, Inc., Class A           9,293,444
                                              ---------------
                                                   57,917,452
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.7%
       23,207  Baxter International, Inc.           1,795,061
        7,682  Becton, Dickinson and Co.            1,964,671
       15,047  Medtronic PLC                        1,975,822
       11,616  Zimmer Biomet Holdings, Inc.         1,898,287
                                              ---------------
                                                    7,633,841
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 7.0%
       14,677  Anthem, Inc.                         5,636,115
      105,228  Centene Corp. (a)                    7,219,693
       40,463  Cigna Corp.                          9,285,854
      114,966  CVS Health Corp.                     9,468,600
       27,108  HCA Healthcare, Inc.                 6,728,206
       17,332  Humana, Inc.                         7,381,005
       34,774  Laboratory Corp. of America
                  Holdings (a)                     10,298,320
       15,163  Molina Healthcare, Inc. (a)          4,139,651

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS
                  & SERVICES (CONTINUED)
       72,688  Quest Diagnostics, Inc.        $    10,307,158
        9,583  UnitedHealth Group, Inc.             3,950,304
                                              ---------------
                                                   74,414,906
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       71,700  Cerner Corp.                         5,763,963
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.2%
       12,794  Darden Restaurants, Inc.             1,866,389
                                              ---------------
               HOUSEHOLD DURABLES -- 2.3%
      106,150  D.R. Horton, Inc.                   10,129,894
       96,555  Lennar Corp., Class A               10,152,758
          771  NVR, Inc. (a)                        4,026,625
                                              ---------------
                                                   24,309,277
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.4%
       19,319  3M Co.                               3,824,003
                                              ---------------
               INSURANCE -- 9.7%
      178,769  Aflac, Inc.                          9,832,295
       73,541  Allstate (The) Corp.                 9,564,007
       39,245  American International Group,
                  Inc.                              1,858,251
      246,345  Arch Capital Group Ltd. (a)          9,607,455
       13,335  Arthur J. Gallagher & Co.            1,857,699
       48,283  Chubb Ltd.                           8,147,273
       82,257  Cincinnati Financial Corp.           9,696,455
      154,797  Hartford Financial Services
                  Group (The), Inc.                 9,848,185
       34,180  Loews Corp.                          1,833,073
        8,084  Markel Corp. (a)                     9,750,678
       31,211  MetLife, Inc.                        1,800,875
      121,446  Principal Financial Group, Inc.      7,545,440
       97,674  Progressive (The) Corp.              9,294,658
       54,691  Prudential Financial, Inc.           5,484,414
       51,259  Travelers (The) Cos., Inc.           7,633,490
                                              ---------------
                                                  103,754,248
                                              ---------------
               IT SERVICES -- 0.9%
       80,915  Cognizant Technology Solutions
                  Corp., Class A                    5,949,680
       26,176  International Business Machines
                  Corp.                             3,689,769
                                              ---------------
                                                    9,639,449
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
       40,594  Hasbro, Inc.                         4,036,667
                                              ---------------
               MACHINERY -- 3.7%
       22,986  Cummins, Inc.                        5,335,051
       12,403  Dover Corp.                          2,072,789
      137,551  Fortive Corp.                        9,994,456
        8,356  Illinois Tool Works, Inc.            1,894,054
       62,792  PACCAR, Inc.                         5,211,108
       12,496  Parker-Hannifin Corp.                3,899,127
       27,337  Stanley Black & Decker, Inc.         5,386,756
       68,094  Westinghouse Air Brake
                  Technologies Corp.                5,779,138
                                              ---------------
                                                   39,572,479
                                              ---------------

                        See Notes to Financial Statements                Page 51


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 3.4%
      134,586  Comcast Corp., Class A         $     7,917,694
      312,669  Discovery, Inc.,
                  Class A (a) (b)                   9,070,528
      258,353  Fox Corp., Class A                   9,212,868
       23,354  Omnicom Group, Inc.                  1,700,638
      212,228  ViacomCBS, Inc., Class B             8,686,492
                                              ---------------
                                                   36,588,220
                                              ---------------
               METALS & MINING -- 1.0%
       50,337  Freeport-McMoRan, Inc.               1,917,840
       79,998  Nucor Corp.                          8,321,392
                                              ---------------
                                                   10,239,232
                                              ---------------
               MULTILINE RETAIL -- 1.3%
       77,127  Dollar Tree, Inc. (a)                7,696,504
       23,184  Target Corp.                         6,052,183
                                              ---------------
                                                   13,748,687
                                              ---------------
               MULTI-UTILITIES -- 5.4%
       95,879  Ameren Corp.                         8,046,166
       94,858  CMS Energy Corp.                     5,861,276
      133,753  Consolidated Edison, Inc.            9,866,959
       25,390  Dominion Energy, Inc.                1,900,949
       59,215  DTE Energy Co.                       6,947,104
      160,576  Public Service Enterprise
                  Group, Inc.                       9,992,644
       72,407  Sempra Energy                        9,459,975
       63,002  WEC Energy Group, Inc.               5,931,008
                                              ---------------
                                                   58,006,081
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
       63,004  ConocoPhillips                       3,532,004
       45,986  EOG Resources, Inc.                  3,350,540
      420,963  Kinder Morgan, Inc.                  7,316,337
       30,917  Marathon Petroleum Corp.             1,707,237
       68,963  ONEOK, Inc.                          3,584,007
       49,144  Valero Energy Corp.                  3,291,174
      211,078  Williams (The) Cos., Inc.            5,287,504
                                              ---------------
                                                   28,068,803
                                              ---------------
               PHARMACEUTICALS -- 1.5%
       23,292  Johnson & Johnson                    4,010,883
      143,110  Pfizer, Inc.                         6,126,539
      392,173  Viatris, Inc.                        5,517,874
                                              ---------------
                                                   15,655,296
                                              ---------------
               PROFESSIONAL SERVICES -- 0.6%
       14,000  Jacobs Engineering Group, Inc.       1,893,500
       37,953  Leidos Holdings, Inc.                4,038,958
                                              ---------------
                                                    5,932,458
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
       21,789  CBRE Group, Inc., Class A (a)        2,101,767
                                              ---------------
               ROAD & RAIL -- 1.1%
      119,610  CSX Corp.                            3,865,795
       23,549  J.B. Hunt Transport Services,
                  Inc.                              3,966,829
       14,458  Norfolk Southern Corp.               3,727,706
                                              ---------------
                                                   11,560,330
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.0%
        3,917  Broadcom, Inc.                 $     1,901,312
      170,870  Intel Corp.                          9,179,137
      112,880  Micron Technology, Inc. (a)          8,757,230
       48,801  ON Semiconductor Corp. (a)           1,906,167
                                              ---------------
                                                   21,743,846
                                              ---------------
               SPECIALTY RETAIL -- 1.2%
       66,743  Best Buy Co., Inc.                   7,498,576
       29,711  CarMax, Inc. (a)                     3,979,789
        5,404  Ulta Beauty, Inc. (a)                1,814,663
                                              ---------------
                                                   13,293,028
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.2%
      657,937  Hewlett Packard Enterprise Co.       9,540,086
      185,629  HP, Inc.                             5,359,109
       63,735  Seagate Technology Holdings
                  PLC                               5,602,307
       53,913  Western Digital Corp. (a)            3,500,571
                                              ---------------
                                                   24,002,073
                                              ---------------
               TOBACCO -- 0.2%
       39,179  Altria Group, Inc.                   1,882,159
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
       17,566  United Rentals, Inc. (a)             5,788,875
        4,264  W.W. Grainger, Inc.                  1,895,689
                                              ---------------
                                                    7,684,564
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       38,693  T-Mobile US, Inc. (a)                5,572,566
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                      1,063,274,986
               (Cost $906,138,723)            ---------------

               MONEY MARKET FUNDS -- 1.0%
    8,494,532  Goldman Sachs Financial Square
                  Treasury Obligations
                  Fund - Institutional
                  Class - 0.01% (c) (d)             8,494,532
    2,017,511  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                 2,017,511
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.0%                          10,512,043
               (Cost $10,512,043)             ---------------

               TOTAL INVESTMENTS -- 100.7%      1,073,787,029
               (Cost $916,650,766) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.7)%            (7,806,212)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,065,980,817
                                              ===============

Page 52                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,002,960 and the total value of the collateral held by the Fund is $8,494,532.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $919,727,983. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $172,118,168 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,059,122. The net unrealized appreciation was $154,059,046.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,063,274,986   $           --   $           --
Money Market
   Funds               10,512,043               --               --
                   ------------------------------------------------
Total Investments  $1,073,787,029   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     8,002,960
Non-cash Collateral(2)                             (8,002,960)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 53


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.3%
       14,528  HEICO Corp.                    $     1,964,912
        3,128  TransDigm Group, Inc. (a)            2,005,330
                                              ---------------
                                                    3,970,242
                                              ---------------
               AUTO COMPONENTS -- 0.7%
       52,894  Aptiv PLC (a)                        8,825,364
                                              ---------------
               AUTOMOBILES -- 0.3%
        6,122  Tesla, Inc. (a)                      4,207,038
                                              ---------------
               BANKS -- 1.6%
       44,461  First Republic Bank                  8,670,784
       18,696  SVB Financial Group (a)             10,282,052
                                              ---------------
                                                   18,952,836
                                              ---------------
               BEVERAGES -- 0.2%
       57,484  Keurig Dr Pepper, Inc.               2,024,012
                                              ---------------
               BIOTECHNOLOGY -- 4.5%
       36,941  AbbVie, Inc.                         4,296,238
       35,849  Alnylam Pharmaceuticals,
                  Inc. (a)                          6,414,820
       16,295  Exact Sciences Corp. (a)             1,757,253
       88,872  Horizon Therapeutics PLC (a)         8,888,978
       44,268  Moderna, Inc. (a)                   15,653,165
       48,996  Novavax, Inc. (a)                    8,786,453
       10,881  Regeneron Pharmaceuticals,
                  Inc. (a)                          6,252,331
       12,829  Seagen, Inc. (a)                     1,967,840
                                              ---------------
                                                   54,017,078
                                              ---------------
               CAPITAL MARKETS -- 5.9%
        9,511  BlackRock, Inc.                      8,247,654
      107,088  Blackstone Group (The), Inc.        12,344,034
       17,066  Intercontinental Exchange, Inc.      2,045,019
      175,598  KKR & Co., Inc.                     11,196,128
       16,771  Moody's Corp.                        6,305,896
       11,399  MSCI, Inc.                           6,793,348
       59,172  Nasdaq, Inc.                        11,049,187
       10,137  S&P Global, Inc.                     4,345,935
       42,038  T. Rowe Price Group, Inc.            8,582,478
                                              ---------------
                                                   70,909,679
                                              ---------------
               CHEMICALS -- 0.5%
       22,307  Sherwin-Williams (The) Co.           6,492,006
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
       10,894  Cintas Corp.                         4,294,197
       31,563  Copart, Inc. (a)                     4,639,761
                                              ---------------
                                                    8,933,958
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.8%
       22,970  Arista Networks, Inc. (a)            8,737,558
       38,223  Cisco Systems, Inc.                  2,116,408
       38,377  Motorola Solutions, Inc.             8,593,378
        6,488  Ubiquiti, Inc.                       2,031,393
                                              ---------------
                                                   21,478,737
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.5%
       17,275  Martin Marietta Materials, Inc.      6,276,008
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               DISTRIBUTORS -- 0.9%
       22,680  Pool Corp.                     $    10,836,958
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       15,172  AMETEK, Inc.                         2,109,666
       25,058  Generac Holdings, Inc. (a)          10,508,323
       14,547  Rockwell Automation, Inc.            4,472,039
                                              ---------------
                                                   17,090,028
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.4%
       60,824  Amphenol Corp., Class A              4,409,132
       24,100  Cognex Corp.                         2,178,881
       39,357  Keysight Technologies, Inc. (a)      6,476,194
       74,267  Trimble, Inc. (a)                    6,349,828
       15,718  Zebra Technologies Corp.,
                  Class A (a)                       8,683,881
                                              ---------------
                                                   28,097,916
                                              ---------------
               ENTERTAINMENT -- 1.0%
       21,225  Activision Blizzard, Inc.            1,774,834
       22,651  Roku, Inc. (a)                       9,701,650
                                              ---------------
                                                   11,476,484
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.3%
        7,500  American Tower Corp.                 2,121,000
       10,383  Crown Castle International
                  Corp.                             2,004,853
       27,657  Digital Realty Trust, Inc.           4,263,603
       87,876  Duke Realty Corp.                    4,471,131
        2,524  Equinix, Inc.                        2,070,715
        6,752  Essex Property Trust, Inc.           2,215,331
      111,585  Invitation Homes, Inc.               4,539,278
       50,842  Prologis, Inc.                       6,509,810
       20,212  Public Storage                       6,315,846
        6,356  SBA Communications Corp.             2,167,332
       11,818  Sun Communities, Inc.                2,317,628
                                              ---------------
                                                   38,996,527
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.2%
       14,365  Walmart, Inc.                        2,047,731
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.2%
       17,475  Abbott Laboratories                  2,114,126
        9,946  Align Technology, Inc. (a)           6,920,427
        5,112  Cooper (The) Cos., Inc.              2,156,088
       31,011  Danaher Corp.                        9,225,462
        9,744  Dexcom, Inc. (a)                     5,023,129
       40,174  Edwards Lifesciences Corp. (a)       4,510,335
       30,363  Hologic, Inc. (a)                    2,278,440
       13,178  IDEXX Laboratories, Inc. (a)         8,941,668
        7,379  Insulet Corp. (a)                    2,063,833
        4,525  Intuitive Surgical, Inc. (a)         4,486,357
       46,896  Novocure Ltd. (a)                    7,222,453
       16,878  ResMed, Inc.                         4,587,440
        9,820  STERIS PLC                           2,140,269
       28,967  West Pharmaceutical Services,
                  Inc.                             11,926,583
                                              ---------------
                                                   73,596,610
                                              ---------------

Page 54                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS
                  & SERVICES -- 0.5%
       50,463  DaVita, Inc. (a)               $     6,068,176
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       19,544  Veeva Systems, Inc.,
                  Class A (a)                       6,502,484
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.3%
      100,264  Caesars Entertainment, Inc. (a)      8,759,063
        2,682  Chipotle Mexican Grill,
                  Inc. (a)                          4,997,746
       17,840  Domino's Pizza, Inc.                 9,374,742
       26,483  Penn National Gaming, Inc. (a)       1,810,908
       17,611  Yum! Brands, Inc.                    2,313,909
                                              ---------------
                                                   27,256,368
                                              ---------------
               HOUSEHOLD DURABLES -- 0.6%
       42,017  Garmin Ltd.                          6,605,072
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       23,772  Church & Dwight Co., Inc.            2,058,180
       24,903  Colgate-Palmolive Co.                1,979,788
                                              ---------------
                                                    4,037,968
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
        4,309  Roper Technologies, Inc.             2,117,184
                                              ---------------
               INSURANCE -- 0.9%
       17,428  Aon PLC, Class A                     4,531,803
       43,198  Marsh & McLennan Cos., Inc.          6,359,609
                                              ---------------
                                                   10,891,412
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 3.7%
        4,261  Alphabet, Inc., Class A (a)         11,481,392
       23,934  Facebook, Inc., Class A (a)          8,527,684
      105,408  Pinterest, Inc., Class A (a)         6,208,531
      152,663  Snap, Inc., Class A (a)             11,361,181
       88,317  Twitter, Inc. (a)                    6,160,111
                                              ---------------
                                                   43,738,899
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.3%
        1,768  Amazon.com, Inc. (a)                 5,883,179
      118,529  eBay, Inc.                           8,084,863
       29,525  Etsy, Inc. (a)                       5,418,133
       32,951  Wayfair, Inc., Class A (a)           7,953,053
                                              ---------------
                                                   27,339,228
                                              ---------------
               IT SERVICES -- 7.0%
       20,616  Accenture PLC, Class A               6,549,291
       35,687  Akamai Technologies, Inc. (a)        4,279,585
       20,949  Automatic Data Processing, Inc.      4,391,539
       37,624  Broadridge Financial Solutions,
                  Inc.                              6,527,388
       20,359  EPAM Systems, Inc. (a)              11,396,968
       42,949  Gartner, Inc. (a)                   11,369,889
       47,849  GoDaddy, Inc., Class A (a)           4,012,139
       16,811  MongoDB, Inc. (a)                    6,033,804
        8,279  Okta, Inc. (a)                       2,051,453
       38,778  Paychex, Inc.                        4,413,712
       28,549  PayPal Holdings, Inc. (a)            7,866,106

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
       34,134  Square, Inc., Class A (a)      $     8,439,973
       15,417  Twilio, Inc., Class A (a)            5,759,637
                                              ---------------
                                                   83,091,484
                                              ---------------
               LEISURE PRODUCTS -- 0.5%
       49,002  Peloton Interactive, Inc.,
                  Class A (a)                       5,784,686
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 9.2%
       31,036  10X Genomics, Inc., Class A (a)      5,686,726
       56,300  Agilent Technologies, Inc.           8,626,849
      292,942  Avantor, Inc. (a)                   11,008,760
        9,434  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       6,976,537
       18,483  Bio-Techne Corp.                     8,913,242
       28,120  Charles River Laboratories
                  International, Inc. (a)          11,442,590
        8,794  Illumina, Inc. (a)                   4,359,626
       42,930  IQVIA Holdings, Inc. (a)            10,633,761
        6,008  Mettler-Toledo International,
                  Inc. (a)                          8,854,050
       67,368  PerkinElmer, Inc.                   12,276,471
       16,496  Thermo Fisher Scientific, Inc.       8,908,005
       30,099  Waters Corp. (a)                    11,732,891
                                              ---------------
                                                  109,419,508
                                              ---------------
               MACHINERY -- 1.6%
       23,595  Deere & Co.                          8,531,716
        9,207  IDEX Corp.                           2,087,135
      101,773  Otis Worldwide Corp.                 9,113,772
                                              ---------------
                                                   19,732,623
                                              ---------------
               MEDIA -- 1.2%
       11,536  Charter Communications, Inc.,
                  Class A (a)                       8,583,361
       34,995  Liberty Broadband Corp.,
                  Class C (a)                       6,211,262
                                              ---------------
                                                   14,794,623
                                              ---------------
               METALS & MINING -- 0.2%
       31,961  Newmont Corp.                        2,007,790
                                              ---------------
               MULTILINE RETAIL -- 0.4%
       19,228  Dollar General Corp.                 4,473,202
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.6%
      119,925  Cheniere Energy, Inc. (a)           10,185,230
      332,665  Occidental Petroleum Corp.           8,682,557
                                              ---------------
                                                   18,867,787
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
       13,080  Estee Lauder (The) Cos., Inc.,
                  Class A                           4,366,496
                                              ---------------
               PHARMACEUTICALS -- 2.0%
       90,949  Bristol-Myers Squibb Co.             6,172,709
       38,484  Catalent, Inc. (a)                   4,610,768
       36,258  Eli Lilly and Co.                    8,828,823
       22,329  Zoetis, Inc.                         4,526,088
                                              ---------------
                                                   24,138,388
                                              ---------------

                        See Notes to Financial Statements                Page 55


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 1.3%
       43,431  Equifax, Inc.                  $    11,318,119
       37,892  TransUnion                           4,549,313
                                              ---------------
                                                   15,867,432
                                              ---------------
               ROAD & RAIL -- 0.7%
       33,495  Lyft, Inc., Class A (a)              1,852,943
       23,944  Old Dominion Freight Line, Inc.      6,444,528
                                              ---------------
                                                    8,297,471
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 8.8%
       88,597  Advanced Micro Devices,
                  Inc. (a)                          9,408,115
       24,170  Analog Devices, Inc.                 4,046,541
       73,050  Applied Materials, Inc.             10,221,887
       22,659  Enphase Energy, Inc. (a)             4,296,146
       67,675  Entegris, Inc.                       8,164,312
       18,746  KLA Corp.                            6,526,607
       15,988  Lam Research Corp.                  10,190,911
      104,188  Marvell Technology, Inc.             6,304,416
       11,140  Monolithic Power Systems, Inc.       5,004,756
       52,010  NVIDIA Corp.                        10,141,430
       42,533  Qorvo, Inc. (a)                      8,063,832
       29,112  QUALCOMM, Inc.                       4,360,978
       43,399  Skyworks Solutions, Inc.             8,007,550
       62,122  Teradyne, Inc.                       7,889,494
       10,533  Texas Instruments, Inc.              2,007,800
                                              ---------------
                                                  104,634,775
                                              ---------------
               SOFTWARE -- 12.9%
       10,377  Adobe, Inc. (a)                      6,450,655
       12,520  Avalara, Inc. (a)                    2,092,968
       14,806  Cadence Design Systems,
                  Inc. (a)                          2,186,106
       98,283  Cloudflare, Inc., Class A (a)       11,659,312
       41,393  Crowdstrike Holdings, Inc.,
                  Class A (a)                      10,497,679
       39,977  Datadog, Inc., Class A (a)           4,425,454
       37,208  DocuSign, Inc. (a)                  11,089,472
       41,692  Elastic N.V. (a)                     6,172,918
       43,673  Fortinet, Inc. (a)                  11,889,538
       17,852  HubSpot, Inc. (a)                   10,640,149
       21,222  Intuit, Inc.                        11,247,023
       15,361  Microsoft Corp.                      4,376,503
       78,074  Oracle Corp.                         6,803,368
       16,379  Palo Alto Networks, Inc. (a)         6,536,040
       43,022  PTC, Inc. (a)                        5,827,330
       17,036  salesforce.com, Inc. (a)             4,121,520
        3,687  ServiceNow, Inc. (a)                 2,167,550
       28,110  SS&C Technologies Holdings,
                  Inc.                              2,203,543
       15,087  Synopsys, Inc. (a)                   4,344,905
       53,786  Trade Desk (The), Inc.,
                  Class A (a)                       4,405,611
       26,010  VMware, Inc., Class A (a) (b)        3,998,777
       28,827  Zendesk, Inc. (a)                    3,762,788

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       21,504  Zoom Video Communications,
                  Inc., Class A (a)           $     8,130,662
       38,515  Zscaler, Inc. (a)                    9,086,074
                                              ---------------
                                                  154,115,945
                                              ---------------
               SPECIALTY RETAIL -- 5.2%
        5,578  AutoZone, Inc. (a)                   9,056,274
       27,573  Carvana Co. (a)                      9,307,542
       48,578  GameStop Corp., Class A (a) (b)      7,826,887
       26,097  Home Depot (The), Inc.               8,564,774
       42,904  Lowe's Cos., Inc.                    8,267,172
       14,699  O'Reilly Automotive, Inc. (a)        8,875,844
       55,908  Tractor Supply Co.                  10,115,435
                                              ---------------
                                                   62,013,928
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.1%
       44,373  Apple, Inc.                          6,472,246
      104,369  Dell Technologies, Inc.,
                  Class C (a)                      10,084,133
      101,709  NetApp, Inc.                         8,095,019
                                              ---------------
                                                   24,651,398
                                              ---------------
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 0.5%
       39,336  NIKE, Inc., Class B                  6,589,173
                                              ---------------
               TOBACCO -- 0.5%
       61,318  Philip Morris International,
                  Inc.                              6,137,319
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.2%
       38,955  Fastenal Co.                         2,133,565
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,193,903,596
               (Cost $936,021,125)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    4,562,306  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                     4,562,306
      563,382  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   563,382
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                           5,125,688
               (Cost $5,125,688)              ---------------

               TOTAL INVESTMENTS -- 100.4%      1,199,029,284
               (Cost $941,146,813) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (4,918,692)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,194,110,592
                                              ===============

Page 56                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,425,514 and the total value of the collateral held by the Fund is $4,562,306.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $943,319,986. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $264,514,881 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,805,583. The net unrealized appreciation was $255,709,298.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,193,903,596   $           --   $           --
Money Market
   Funds                5,125,688               --               --
                   ------------------------------------------------
Total Investments  $1,199,029,284   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,425,514
Non-cash Collateral(2)                             (4,425,514)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 57


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.5%
        1,875  Curtiss-Wright Corp.           $       221,812
        2,335  General Dynamics Corp.                 457,730
        1,409  Huntington Ingalls Industries,
                  Inc.                                289,028
        1,393  L3Harris Technologies, Inc.            315,849
        1,162  Lockheed Martin Corp.                  431,881
        1,656  Northrop Grumman Corp.                 601,161
        1,886  Parsons Corp. (a)                       72,837
        1,079  Textron, Inc.                           74,462
                                              ---------------
                                                    2,464,760
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
        3,144  Atlas Air Worldwide Holdings,
                  Inc. (a)                            210,554
        1,585  C.H. Robinson Worldwide, Inc.          141,335
        2,377  Expeditors International of
                  Washington, Inc.                    304,850
        2,017  FedEx Corp.                            564,659
        1,911  Hub Group, Inc., Class A (a)           126,661
                                              ---------------
                                                    1,348,059
                                              ---------------
               AIRLINES -- 0.1%
        3,977  SkyWest, Inc. (a)                      161,029
                                              ---------------
               AUTO COMPONENTS -- 0.6%
        6,116  BorgWarner, Inc.                       299,562
        1,769  Dana, Inc.                              42,739
        6,729  Gentex Corp.                           228,988
          847  Lear Corp.                             148,208
        2,346  Patrick Industries, Inc.               193,850
                                              ---------------
                                                      913,347
                                              ---------------
               AUTOMOBILES -- 1.1%
       40,499  Ford Motor Co. (a)                     564,961
       12,713  General Motors Co. (a)                 722,607
        3,284  Thor Industries, Inc.                  388,694
        2,521  Winnebago Industries, Inc.             181,184
                                              ---------------
                                                    1,857,446
                                              ---------------
               BANKS -- 9.0%
        3,383  Ameris Bancorp                         164,448
        8,363  Associated Banc-Corp.                  165,587
        3,480  Atlantic Union Bankshares
                  Corp.                               123,436
          673  BancFirst Corp.                         37,338
        6,046  BancorpSouth Bank                      155,987
        7,298  Bank of America Corp.                  279,951
        7,042  Bank OZK                               286,680
        2,953  BankUnited, Inc.                       116,880
        2,325  Banner Corp.                           123,318
        3,428  BOK Financial Corp.                    287,986
        3,202  Cathay General Bancorp                 121,260
       10,632  Citigroup, Inc.                        718,936
       16,400  Citizens Financial Group, Inc.         691,424
        2,221  Columbia Banking System, Inc.           77,602
        4,162  Comerica, Inc.                         285,763
          995  Commerce Bancshares, Inc.               70,376
          555  Community Bank System, Inc.             39,760
        1,325  Cullen/Frost Bankers, Inc.             142,199

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        4,159  CVB Financial Corp.            $        79,271
        2,248  Eagle Bancorp, Inc.                    123,707
        2,071  East West Bancorp, Inc.                147,352
       13,892  F.N.B. Corp.                           159,202
        2,295  FB Financial Corp.                      86,774
       15,742  Fifth Third Bancorp                    571,277
        7,185  First BanCorp                           87,154
          178  First Citizens BancShares,
                  Inc.,  Class A                      139,301
        7,248  First Financial Bancorp                163,080
        3,022  First Hawaiian, Inc.                    83,196
       17,182  First Horizon Corp.                    265,462
        2,048  First Interstate BancSystem,
                  Inc., Class A                        85,852
        2,056  First Merchants Corp.                   83,741
       10,854  Fulton Financial Corp.                 166,283
        1,927  Hancock Whitney Corp.                   84,229
        3,646  Heartland Financial USA, Inc.          166,331
        5,882  Hilltop Holdings, Inc.                 186,342
        3,470  Home BancShares, Inc.                   73,495
        8,888  Hope Bancorp, Inc.                     117,766
       21,087  Huntington Bancshares, Inc.            296,905
          557  Independent Bank Corp.                  39,369
        1,158  Independent Bank Group, Inc.            80,713
        2,935  International Bancshares Corp.         114,700
        6,006  Investors Bancorp, Inc.                 83,003
        2,825  JPMorgan Chase & Co.                   428,778
       29,143  KeyCorp                                572,951
        4,141  M&T Bank Corp.                         554,273
        3,504  NBT Bancorp, Inc.                      122,114
        9,727  Old National Bancorp                   156,507
          993  Pacific Premier Bancorp, Inc.           37,714
        3,062  PacWest Bancorp                        121,929
          730  Park National Corp.                     83,154
        1,682  Pinnacle Financial Partners,
                  Inc.                                150,724
        3,155  PNC Financial Services Group
                  (The), Inc.                         575,504
        3,956  Popular, Inc.                          287,839
        4,135  Prosperity Bancshares, Inc.            281,966
       29,821  Regions Financial Corp.                574,054
        3,151  Renasant Corp.                         110,852
        2,856  Sandy Spring Bancorp, Inc.             118,781
        5,838  Simmons First National Corp.,
                  Class A                             158,910
        1,816  South State Corp.                      125,013
        5,075  Synovus Financial Corp.                207,567
        1,349  Texas Capital Bancshares,
                  Inc. (a)                             84,960
        5,631  TowneBank                              167,860
        7,918  Truist Financial Corp.                 430,977
        5,561  Trustmark Corp.                        166,941
        5,281  U.S. Bancorp                           293,307
        1,355  UMB Financial Corp.                    126,828
        6,101  United Bankshares, Inc.                210,729
        2,676  United Community Banks, Inc.            77,096
       16,580  Valley National Bancorp                213,716
        2,783  Webster Financial Corp.                133,862
        9,703  Wells Fargo & Co.                      445,756

Page 58                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        3,537  WesBanco, Inc.                 $       114,174
          724  Westamerica BanCorp                     40,218
          799  Western Alliance Bancorp                74,163
        2,265  Wintrust Financial Corp.               161,721
        5,616  Zions Bancorp N.A.                     292,874
                                              ---------------
                                                   15,077,248
                                              ---------------
               BEVERAGES -- 0.4%
          213  Coca-Cola Consolidated, Inc.            85,019
        1,879  Constellation Brands, Inc.,
                  Class A                             421,535
        1,382  Molson Coors Beverage Co.,
                  Class B (a)                          67,566
          989  PepsiCo, Inc.                          155,223
                                              ---------------
                                                      729,343
                                              ---------------
               BIOTECHNOLOGY -- 0.4%
        1,269  Biogen, Inc. (a)                       414,621
        1,655  United Therapeutics Corp. (a)          301,094
                                              ---------------
                                                      715,715
                                              ---------------
               BUILDING PRODUCTS -- 1.3%
        1,030  A.O. Smith Corp.                        72,440
          533  Allegion PLC                            72,808
        1,543  American Woodmark Corp. (a)            114,568
          692  Armstrong World Industries,
                  Inc.                                 74,860
        8,699  Builders FirstSource, Inc. (a)         387,105
        6,192  Carrier Global Corp.                   342,108
        4,918  Griffon Corp.                          113,704
        3,261  JELD-WEN Holding, Inc. (a)              86,351
        5,108  Masco Corp.                            304,999
        3,791  Owens Corning                          364,543
        1,808  PGT Innovations, Inc. (a)               40,825
        1,401  Resideo Technologies, Inc. (a)          41,329
        1,695  UFP Industries, Inc.                   125,871
                                              ---------------
                                                    2,141,511
                                              ---------------
               CAPITAL MARKETS -- 3.7%
        1,444  Affiliated Managers Group, Inc.        228,787
       11,747  Bank of New York Mellon (The)
                  Corp.                               602,973
        1,247  Cboe Global Markets, Inc.              147,732
        2,109  Evercore, Inc., Class A                278,810
        5,051  Federated Hermes, Inc.                 163,854
       23,515  Franklin Resources, Inc.               694,868
        1,586  Goldman Sachs Group (The),
                  Inc.                                594,560
       13,884  Golub Capital BDC, Inc. (b)            219,090
       11,107  Invesco Ltd.                           270,789
       10,851  Jefferies Financial Group, Inc.        360,145
        3,281  Lazard Ltd., Class A                   154,863
          550  LPL Financial Holdings, Inc.            77,572
        4,793  Morgan Stanley                         460,032
        2,602  Northern Trust Corp.                   293,636
          661  Piper Sandler Cos.                      81,098
        2,316  Raymond James Financial, Inc.          299,876
        2,396  SEI Investments Co.                    145,677
        7,315  State Street Corp.                     637,429

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        3,433  Stifel Financial Corp.         $       228,432
        6,199  Virtu Financial, Inc., Class A         159,562
                                              ---------------
                                                    6,099,785
                                              ---------------
               CHEMICALS -- 3.7%
        2,545  Ashland Global Holdings, Inc.          216,503
        1,742  Avient Corp.                            84,522
        4,963  Celanese Corp.                         773,087
        4,328  CF Industries Holdings, Inc.           204,498
        2,132  Chemours (The) Co.                      70,889
        9,910  Corteva, Inc.                          423,950
        6,945  Dow, Inc.                              431,701
        9,718  DuPont de Nemours, Inc.                729,336
        2,577  Eastman Chemical Co.                   290,479
        6,349  Element Solutions, Inc.                148,503
        1,354  FMC Corp.                              144,810
        5,418  GCP Applied Technologies,
                  Inc. (a)                            125,968
        1,981  H.B. Fuller Co.                        128,012
       13,994  Huntsman Corp.                         369,582
          497  International Flavors &
                  Fragrances, Inc.                     74,868
        5,980  Kronos Worldwide, Inc.                  83,182
        5,850  LyondellBasell Industries N.V.,
                  Class A                             581,081
        1,602  Minerals Technologies, Inc.            128,512
       11,630  Mosaic (The) Co.                       363,205
          692  NewMarket Corp.                        218,610
          863  PPG Industries, Inc.                   141,118
          485  Sensient Technologies Corp.             42,282
        1,048  Stepan Co.                             123,612
        1,431  Trinseo S.A.                            77,789
        3,295  Westlake Chemical Corp.                273,221
                                              ---------------
                                                    6,249,320
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
        3,862  ABM Industries, Inc.                   179,544
        1,529  Brady Corp., Class A                    83,606
        2,606  BrightView Holdings, Inc. (a)           41,774
        1,594  Clean Harbors, Inc. (a)                151,430
        1,793  Deluxe Corp.                            78,713
        1,331  Healthcare Services Group, Inc.         34,739
        2,674  Herman Miller, Inc.                    115,383
        1,947  HNI Corp.                               72,623
        4,880  KAR Auction Services, Inc. (a)          80,422
        2,735  Republic Services, Inc.                323,715
        2,780  Steelcase, Inc., Class A                38,225
          365  UniFirst Corp.                          79,486
        1,045  Waste Management, Inc.                 154,932
                                              ---------------
                                                    1,434,592
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
        3,914  Ciena Corp. (a)                        227,560
        2,714  Juniper Networks, Inc.                  76,372
        3,001  NetScout Systems, Inc. (a)              86,309
        1,719  Viasat, Inc. (a)                        85,331
                                              ---------------
                                                      475,572
                                              ---------------

                        See Notes to Financial Statements                Page 59


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        2,146  Arcosa, Inc.                   $       117,515
        1,087  Comfort Systems USA, Inc.               81,253
        1,149  Dycom Industries, Inc. (a)              79,741
        2,099  MasTec, Inc. (a)                       212,482
        7,275  Primoris Services Corp.                217,522
        1,639  Quanta Services, Inc.                  148,985
          315  Valmont Industries, Inc.                74,639
                                              ---------------
                                                      932,137
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.2%
        1,729  Vulcan Materials Co.                   311,203
                                              ---------------
               CONSUMER FINANCE -- 2.7%
       15,093  Ally Financial, Inc.                   775,176
        4,863  Capital One Financial Corp.            786,347
          654  Credit Acceptance Corp. (a)            317,040
        2,544  Discover Financial Services            316,270
          550  FirstCash, Inc.                         43,560
        8,862  Navient Corp.                          181,051
        2,846  Nelnet, Inc., Class A                  214,304
        6,195  OneMain Holdings, Inc.                 377,895
        5,565  PRA Group, Inc. (a)                    215,866
        3,559  PROG Holdings, Inc.                    155,777
       10,218  Santander Consumer USA
                  Holdings, Inc.                      419,245
       14,179  SLM Corp.                              266,991
        9,058  Synchrony Financial                    425,907
                                              ---------------
                                                    4,495,429
                                              ---------------
               CONTAINERS & PACKAGING -- 1.4%
          697  Avery Dennison Corp.                   146,844
        4,552  Berry Global Group, Inc. (a)           292,648
        1,453  Crown Holdings, Inc.                   144,951
       12,275  Graphic Packaging Holding Co.          235,312
        2,829  Greif, Inc., Class A                   171,494
        7,169  International Paper Co.                414,081
        2,573  O-I Glass, Inc. (a)                     38,055
        3,245  Packaging Corp. of America             459,167
        5,365  Silgan Holdings, Inc.                  217,390
        2,219  Sonoco Products Co.                    141,550
        1,395  WestRock Co.                            68,648
                                              ---------------
                                                    2,330,140
                                              ---------------
               DISTRIBUTORS -- 0.1%
        4,524  LKQ Corp. (a)                          229,593
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
        4,806  Adtalem Global Education,
                  Inc. (a)                            174,650
          337  Graham Holdings Co., Class B           223,991
        3,300  Grand Canyon Education,
                  Inc. (a)                            304,821
        7,295  H&R Block, Inc.                        179,092
        2,770  Service Corp. International            173,097
        2,252  Strategic Education, Inc.              178,561
                                              ---------------
                                                    1,234,212
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
        2,707  Berkshire Hathaway, Inc.,
                  Class B (a)                 $       753,331
        6,313  Cannae Holdings, Inc. (a)              209,908
        4,828  Voya Financial, Inc.                   310,923
                                              ---------------
                                                    1,274,162
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.1%
       20,911  AT&T, Inc.                             586,554
       44,283  Lumen Technologies, Inc.               552,209
       13,426  Verizon Communications, Inc.           748,902
                                              ---------------
                                                    1,887,665
                                              ---------------
               ELECTRIC UTILITIES -- 5.6%
        2,447  ALLETE, Inc.                           172,073
        3,993  Alliant Energy Corp.                   233,710
        7,114  American Electric Power Co.,
                  Inc.                                626,886
       11,702  Avangrid, Inc.                         610,142
        4,452  Duke Energy Corp.                      467,950
       10,408  Edison International                   567,236
        7,546  Entergy Corp.                          776,634
        4,913  Evergy, Inc.                           320,426
        5,477  Eversource Energy                      472,501
       13,582  Exelon Corp.                           635,638
       16,173  FirstEnergy Corp.                      619,749
        5,267  Hawaiian Electric Industries,
                  Inc.                                228,272
        2,284  IDACORP, Inc.                          240,848
          564  MGE Energy, Inc.                        44,060
        1,999  NextEra Energy, Inc.                   155,722
        1,842  NRG Energy, Inc.                        75,964
        8,823  OGE Energy Corp.                       297,776
        2,582  Otter Tail Corp.                       131,140
       59,175  PG&E Corp. (a)                         520,148
        3,622  Pinnacle West Capital Corp.            302,618
        6,443  Portland General Electric Co.          315,063
       15,712  PPL Corp.                              445,749
        9,946  Southern (The) Co.                     635,251
        6,671  Xcel Energy, Inc.                      455,296
                                              ---------------
                                                    9,350,852
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
          794  Acuity Brands, Inc.                    139,252
        1,654  AZZ, Inc.                               87,645
          989  Eaton Corp. PLC                        156,311
        3,127  Emerson Electric Co.                   315,483
        2,260  Encore Wire Corp.                      177,252
          430  EnerSys                                 42,424
       14,741  GrafTech International Ltd.            167,605
          397  Hubbell, Inc.                           79,583
        1,667  Regal Beloit Corp.                     245,432
                                              ---------------
                                                    1,410,987
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.8%
        3,260  Arrow Electronics, Inc. (a)            386,538
        5,342  Avnet, Inc.                            220,731
          839  CDW Corp.                              153,831

Page 60                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       10,746  Corning, Inc.                  $       449,828
          420  Insight Enterprises, Inc. (a)           42,160
        3,832  Jabil, Inc.                            228,157
        4,338  Knowles Corp. (a)                       86,934
          291  Littelfuse, Inc.                        77,403
        3,481  Methode Electronics, Inc.              166,496
        1,850  PC Connection, Inc.                     87,986
        1,378  Plexus Corp. (a)                       124,461
        5,496  Sanmina Corp. (a)                      211,156
        2,439  SYNNEX Corp.                           291,558
        1,083  TE Connectivity Ltd.                   159,710
        2,937  TTM Technologies, Inc. (a)              41,089
        7,596  Vishay Intertechnology, Inc.           168,099
        4,556  Vontier Corp.                          147,387
                                              ---------------
                                                    3,043,524
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
       14,146  Archrock, Inc.                         121,797
        8,616  Patterson-UTI Energy, Inc.              69,100
       37,894  Transocean Ltd. (a)                    136,798
                                              ---------------
                                                      327,695
                                              ---------------
               ENTERTAINMENT -- 0.0%
          501  Madison Square Garden
                  Entertainment Corp. (a)              35,050
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.3%
        3,900  Acadia Realty Trust                     83,460
        1,442  AvalonBay Communities, Inc.            328,531
        1,278  Boston Properties, Inc.                150,012
       15,616  Brandywine Realty Trust                217,999
        3,243  Brixmor Property Group, Inc.            74,654
       12,312  Columbia Property Trust, Inc.          205,241
        6,054  Cousins Properties, Inc.               240,465
        3,501  Empire State Realty Trust,
                  Inc., Class A                        40,016
        1,603  Equity Commonwealth                     42,143
        1,902  Equity Residential                     160,015
        6,813  Global Net Lease, Inc.                 125,836
        7,373  Healthcare Realty Trust, Inc.          235,051
        2,780  Healthcare Trust of America,
                  Inc., Class A                        79,480
        4,401  Healthpeak Properties, Inc.            162,705
        1,643  Highwoods Properties, Inc.              78,355
        3,078  Hudson Pacific Properties, Inc.         83,906
        5,329  Kilroy Realty Corp.                    369,140
       17,799  Kimco Realty Corp.                     379,653
       14,333  Lexington Realty Trust                 188,479
        3,283  LTC Properties, Inc.                   124,262
        4,993  Mack-Cali Realty Corp. (a)              89,874
        4,750  National Retail Properties,
                  Inc.                                232,133
        4,091  Omega Healthcare Investors,
                  Inc.                                148,421
       12,516  Paramount Group, Inc.                  122,156
       12,055  Physicians Realty Trust                228,442

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       11,592  Piedmont Office Realty Trust,
                  Inc., Class A               $       220,480
          502  PS Business Parks, Inc.                 77,142
        2,195  Realty Income Corp.                    154,287
        7,480  Retail Properties of America,
                  Inc., Class A                        94,323
        9,411  Sabra Health Care REIT, Inc.           174,950
        2,789  SITE Centers Corp.                      44,234
        3,711  SL Green Realty Corp.                  276,321
        1,551  Spirit Realty Capital, Inc.             77,891
        2,151  STORE Capital Corp.                     77,845
        2,200  Urban Edge Properties                   41,800
       24,251  VICI Properties, Inc.                  756,389
        1,762  Welltower, Inc.                        153,047
       17,484  Weyerhaeuser Co.                       589,735
        1,989  WP Carey, Inc.                         160,492
                                              ---------------
                                                    7,089,365
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.9%
        7,551  Albertsons Cos., Inc.,
                  Class A (b)                         163,102
        1,144  Casey's General Stores, Inc.           226,180
       15,709  Kroger (The) Co.                       639,356
        6,893  Sprouts Farmers Market,
                  Inc. (a)                            169,430
        4,144  Weis Markets, Inc.                     218,182
                                              ---------------
                                                    1,416,250
                                              ---------------
               FOOD PRODUCTS -- 4.0%
        9,930  Archer-Daniels-Midland Co.             593,020
        4,749  Bunge Ltd.                             368,665
        3,481  Cal-Maine Foods, Inc.                  121,452
       16,542  Conagra Brands, Inc.                   553,992
        9,201  Flowers Foods, Inc.                    216,775
        6,512  Fresh Del Monte Produce, Inc.          200,960
        7,212  General Mills, Inc.                    424,498
        1,728  Hershey (The) Co.                      309,105
        6,302  Hormel Foods Corp.                     292,287
        7,785  Hostess Brands, Inc. (a)               125,261
        5,806  J.M. Smucker (The) Co.                 761,225
        4,678  Kellogg Co.                            296,398
        3,592  Kraft Heinz (The) Co.                  138,184
        1,658  McCormick & Co., Inc.                  139,554
        4,820  Mondelez International, Inc.,
                  Class A                             304,913
       10,040  Pilgrim's Pride Corp. (a)              222,386
        2,053  Post Holdings, Inc. (a)                210,104
          670  Sanderson Farms, Inc.                  125,183
           96 Seaboard Corp.                          394,560
        1,239  Tootsie Roll Industries, Inc.           42,609
        2,831  TreeHouse Foods, Inc. (a)              125,696
       10,199  Tyson Foods, Inc., Class A             728,820
                                              ---------------
                                                    6,695,647
                                              ---------------
               GAS UTILITIES -- 1.1%
        3,089  Atmos Energy Corp.                     304,544
          349  Chesapeake Utilities Corp.              43,482
        2,841  National Fuel Gas Co.                  146,113
        3,185  New Jersey Resources Corp.             122,686

                        See Notes to Financial Statements                Page 61


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES (CONTINUED)
        3,261  Northwest Natural Holding Co.  $       170,518
        4,005  ONE Gas, Inc.                          295,489
        3,235  Southwest Gas Holdings, Inc.           226,223
        1,744  Spire, Inc.                            123,737
        8,013  UGI Corp.                              368,518
                                              ---------------
                                                    1,801,310
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.5%
        1,820  Baxter International, Inc.             140,777
          603  Becton, Dickinson and Co.              154,217
        1,718  Envista Holdings Corp. (a)              74,011
        1,307  Hill-Rom Holdings, Inc.                180,967
          446  Integer Holdings Corp. (a)              43,659
        1,180  Medtronic PLC                          154,946
          911  Zimmer Biomet Holdings, Inc.           148,876
                                              ---------------
                                                      897,453
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 4.1%
        1,183  Acadia Healthcare Co., Inc. (a)         73,015
          433  AMN Healthcare Services,
                  Inc. (a)                             43,542
        1,151  Anthem, Inc.                           441,995
        8,252  Centene Corp. (a)                      566,170
        3,174  Cigna Corp.                            728,401
        9,016  CVS Health Corp.                       742,558
          951  Encompass Health Corp.                  79,171
        2,126  HCA Healthcare, Inc.                   527,673
        2,001  Henry Schein, Inc. (a)                 160,380
        1,359  Humana, Inc.                           578,744
        2,727  Laboratory Corp. of America
                  Holdings (a)                        807,601
        1,189  Molina Healthcare, Inc. (a)            324,609
        8,534  Premier, Inc., Class A                 304,152
        5,700  Quest Diagnostics, Inc.                808,260
          752  UnitedHealth Group, Inc.               309,989
        2,534  Universal Health Services,
                  Inc., Class B                       406,479
                                              ---------------
                                                    6,902,739
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        5,623  Cerner Corp.                           452,033
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.2%
          849  Cracker Barrel Old Country
                  Store, Inc.                         115,617
        1,003  Darden Restaurants, Inc.               146,317
                                              ---------------
                                                      261,934
                                              ---------------
               HOUSEHOLD DURABLES -- 3.3%
          189  Cavco Industries, Inc. (a)              44,415
        3,217  Century Communities, Inc.              223,421
        8,324  D.R. Horton, Inc.                      794,359
        9,114  KB Home                                386,798
        3,402  La-Z-Boy, Inc.                         114,239
        2,865  Leggett & Platt, Inc.                  137,606
        7,572  Lennar Corp., Class A                  796,196

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        4,231  M.D.C. Holdings, Inc.          $       225,597
        3,650  M/I Homes, Inc. (a)                    236,192
        2,275  Meritage Homes Corp. (a)               247,020
        1,931  Mohawk Industries, Inc. (a)            376,352
        8,105  Newell Brands, Inc.                    200,599
           60  NVR, Inc. (a)                          313,356
        6,801  PulteGroup, Inc.                       373,171
        8,103  Taylor Morrison Home Corp. (a)         217,322
        5,135  Toll Brothers, Inc.                    304,351
        9,991  Tri Pointe Homes, Inc. (a)             240,983
        1,362  Whirlpool Corp.                        301,737
                                              ---------------
                                                    5,533,714
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,610  Central Garden & Pet Co.,
                  Class A (a)                         113,039
        7,337  Reynolds Consumer Products,
                  Inc.                                208,738
        2,014  Spectrum Brands Holdings, Inc.         175,923
                                              ---------------
                                                      497,700
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.0%
        4,001  Vistra Corp.                            76,619
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
        1,515  3M Co.                                 299,879
          388  Carlisle Cos., Inc.                     78,469
                                              ---------------
                                                      378,348
                                              ---------------
               INSURANCE -- 9.3%
       14,019  Aflac, Inc.                            771,045
          445  Alleghany Corp. (a)                    295,080
        5,767  Allstate (The) Corp.                   749,998
        6,625  American Equity Investment
                  Life Holding Co.                    212,596
        2,975  American Financial Group, Inc.         376,308
        3,077  American International Group,
                  Inc.                                145,696
        1,442  American National Group, Inc.          237,901
       19,318  Arch Capital Group Ltd. (a)            753,402
          810  Argo Group International
                  Holdings Ltd.                        42,225
        1,046  Arthur J. Gallagher & Co.              145,718
          950  Assurant, Inc.                         149,920
        4,509  Assured Guaranty Ltd.                  215,575
        3,028  Axis Capital Holdings Ltd.             154,034
          923  Brighthouse Financial, Inc. (a)         39,744
        3,787  Chubb Ltd.                             639,018
        6,450  Cincinnati Financial Corp.             760,326
        6,527  CNA Financial Corp.                    287,253
        9,065  CNO Financial Group, Inc.              207,045
        1,553  Enstar Group Ltd. (a)                  399,152
        1,178  Everest Re Group Ltd.                  297,834
        8,540  Fidelity National Financial,
                  Inc.                                380,969
        5,952  First American Financial Corp.         400,629
       54,899  Genworth Financial, Inc.,
                  Class A (a)                         183,363
        3,117  Globe Life, Inc.                       290,224

Page 62                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        2,736  Hanover Insurance Group (The),
                  Inc.                        $       371,822
       12,139  Hartford Financial Services
                  Group (The), Inc.                   772,283
        4,577  Horace Mann Educators Corp.            182,210
        5,022  Kemper Corp.                           331,502
        2,362  Lincoln National Corp.                 145,546
        2,681  Loews Corp.                            143,782
          633  Markel Corp. (a)                       763,506
        3,296  Mercury General Corp.                  200,496
        2,448  MetLife, Inc.                          141,250
       14,898  Old Republic International
                  Corp.                               367,385
          970  Primerica, Inc.                        141,833
        9,524  Principal Financial Group, Inc.        591,726
        7,660  Progressive (The) Corp.                728,926
        4,289  Prudential Financial, Inc.             430,101
        2,604  Reinsurance Group of America,
                  Inc.                                286,909
        3,659  Selective Insurance Group, Inc.        297,660
        3,776  Stewart Information Services
                  Corp.                               222,822
        4,020  Travelers (The) Cos., Inc.             598,658
       13,067  Unum Group                             358,036
        1,994  W.R. Berkley Corp.                     145,901
          187  White Mountains Insurance
                  Group Ltd.                          211,604
                                              ---------------
                                                   15,569,013
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.2%
       28,351  Qurate Retail, Inc., Series A          336,243
                                              ---------------
               IT SERVICES -- 1.1%
          821  Alliance Data Systems Corp.             76,558
        6,345  Cognizant Technology Solutions
                  Corp., Class A                      466,548
          891  CSG Systems International, Inc.         40,416
        5,719  DXC Technology Co. (a)                 228,646
        1,634  Genpact Ltd.                            81,389
        2,053  International Business Machines
                  Corp.                               289,391
        2,531  MAXIMUS, Inc.                          225,259
       20,843  SolarWinds Corp. (a)                   234,275
        9,694  Western Union (The) Co.                224,998
                                              ---------------
                                                    1,867,480
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
        2,236  Brunswick Corp.                        233,438
        3,184  Hasbro, Inc.                           316,617
          542  Polaris, Inc.                           71,040
                                              ---------------
                                                      621,095
                                              ---------------
               MACHINERY -- 3.4%
        1,708  AGCO Corp.                             225,644
          275  Alamo Group, Inc.                       40,362
          959  Albany International Corp.,
                  Class A                              82,810
        5,603  Allison Transmission Holdings,
                  Inc.                                223,616

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
          667  Astec Industries, Inc.         $        40,894
          819  Barnes Group, Inc.                      41,499
        1,620  Colfax Corp. (a)                        74,325
        1,607  Crane Co.                              156,248
        1,802  Cummins, Inc.                          418,244
        1,168  Donaldson Co., Inc.                     77,310
          973  Dover Corp.                            162,608
        1,044  Federal Signal Corp.                    41,353
        1,841  Flowserve Corp.                         77,488
       10,786  Fortive Corp.                          783,711
        1,965  Greenbrier (The) Cos., Inc.             84,102
        1,943  Hillenbrand, Inc.                       88,018
          575  Hyster-Yale Materials Handling,
                  Inc.                                 41,193
          655  Illinois Tool Works, Inc.              148,469
        1,170  Kennametal, Inc.                        42,412
          563  Lincoln Electric Holdings, Inc.         78,499
        1,794  Meritor, Inc. (a)                       43,648
        2,910  Mueller Industries, Inc.               126,294
          338  Nordson Corp.                           76,432
        1,191  Oshkosh Corp.                          142,384
        4,924  PACCAR, Inc.                           408,643
          980  Parker-Hannifin Corp.                  305,789
          372  RBC Bearings, Inc. (a)                  87,420
          996  Snap-on, Inc.                          217,108
          688  SPX Corp. (a)                           45,862
        2,144  Stanley Black & Decker, Inc.           422,475
          526  Tennant Co.                             41,617
        2,763  Timken (The) Co.                       219,658
        5,340  Westinghouse Air Brake
                  Technologies Corp.                  453,206
          604  Woodward, Inc.                          73,422
                                              ---------------
                                                    5,592,763
                                              ---------------
               MARINE -- 0.1%
        2,078  Kirby Corp. (a)                        120,337
                                              ---------------
               MEDIA -- 2.6%
        1,887  AMC Networks, Inc.,
                  Class A (a)                          94,425
       10,555  Comcast Corp., Class A                 620,951
       24,520  Discovery, Inc.,
                  Class A (a) (b)                     711,325
        8,878  DISH Network Corp.,
                  Class A (a)                         371,899
       20,260  Fox Corp., Class A                     722,472
        9,150  Gray Television, Inc.                  202,856
        1,423  John Wiley & Sons, Inc.,
                  Class A                              83,644
        8,641  News Corp., Class A                    212,828
        2,509  Nexstar Media Group, Inc.,
                  Class A                             368,999
        1,831  Omnicom Group, Inc.                    133,333
       11,413  TEGNA, Inc.                            202,238
       16,643  ViacomCBS, Inc., Class B               681,198
                                              ---------------
                                                    4,406,168
                                              ---------------
               METALS & MINING -- 1.3%
        1,140  Alcoa Corp. (a)                         45,771
        6,969  Commercial Metals Co.                  228,583

                        See Notes to Financial Statements                Page 63


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        3,948  Freeport-McMoRan, Inc.         $       150,419
          558  Materion Corp.                          39,819
        6,273  Nucor Corp.                            652,518
        2,459  Reliance Steel & Aluminum Co.          386,432
        4,981  Steel Dynamics, Inc.                   321,025
        2,443  Warrior Met Coal, Inc.                  45,611
        3,499  Worthington Industries, Inc.           223,831
                                              ---------------
                                                    2,094,009
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
       21,972  AGNC Investment Corp.                  348,696
       41,792  Annaly Capital Management,
                  Inc.                                354,814
       10,738  Apollo Commercial Real Estate
                  Finance, Inc.                       163,432
        4,655  Blackstone Mortgage Trust, Inc.,
                  Class A                             150,915
       14,216  Chimera Investment Corp.               209,260
        3,640  Ladder Capital Corp.                    41,569
       46,645  MFA Financial, Inc.                    217,832
       47,898  New York Mortgage Trust, Inc.          209,314
       10,166  PennyMac Mortgage Investment
                  Trust                               200,474
        5,673  Starwood Property Trust, Inc.          147,668
                                              ---------------
                                                    2,043,974
                                              ---------------
               MULTILINE RETAIL -- 1.1%
        3,243  Big Lots, Inc.                         186,829
          947  Dillard's, Inc., Class A               173,557
        6,049  Dollar Tree, Inc. (a)                  603,630
        6,734  Kohl's Corp.                           342,087
        7,830  Macy's, Inc. (a)                       133,110
        1,818  Target Corp.                           474,589
                                              ---------------
                                                    1,913,802
                                              ---------------
               MULTI-UTILITIES -- 3.6%
        7,519  Ameren Corp.                           630,994
        4,014  Avista Corp.                           171,920
        4,523  Black Hills Corp.                      305,981
       12,108  CenterPoint Energy, Inc.               308,270
        7,438  CMS Energy Corp.                       459,594
       10,489  Consolidated Edison, Inc.              773,773
        1,991  Dominion Energy, Inc.                  149,066
        4,644  DTE Energy Co.                         544,834
        9,474  MDU Resources Group, Inc.              300,515
        6,059  NiSource, Inc.                         150,081
        2,845  NorthWestern Corp.                     176,362
       12,592  Public Service Enterprise
                  Group, Inc.                         783,600
        5,678  Sempra Energy                          741,831
        4,941  WEC Energy Group, Inc.                 465,146
                                              ---------------
                                                    5,961,967
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.3%
       17,004  Cabot Oil & Gas Corp.                  272,064
       12,539  CNX Resources Corp. (a)                151,722
        4,941  ConocoPhillips                         276,993

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
        3,903  Continental Resources, Inc.    $       133,287
        3,607  EOG Resources, Inc.                    262,806
       10,003  EQT Corp. (a)                          183,955
       25,159  Equitrans Midstream Corp.              206,807
        4,512  HollyFrontier Corp.                    132,653
       33,011  Kinder Morgan, Inc.                    573,731
       16,349  Marathon Oil Corp.                     189,485
        2,425  Marathon Petroleum Corp.               133,909
        5,408  ONEOK, Inc.                            281,054
          918  PDC Energy, Inc.                        36,307
        3,340  Targa Resources Corp.                  140,647
        3,854  Valero Energy Corp.                    258,102
       16,553  Williams (The) Cos., Inc.              414,653
        5,398  World Fuel Services Corp.              186,015
                                              ---------------
                                                    3,834,190
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
        6,156  Louisiana-Pacific Corp.                341,289
        4,242  Schweitzer-Mauduit
                  International, Inc.                 166,838
                                              ---------------
                                                      508,127
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
          957  Edgewell Personal Care Co.              39,314
          583  Inter Parfums, Inc.                     44,815
          836  USANA Health Sciences,
                  Inc. (a)                             79,646
                                              ---------------
                                                      163,775
                                              ---------------
               PHARMACEUTICALS -- 1.2%
       15,966  Innoviva, Inc. (a)                     226,398
        1,254  Jazz Pharmaceuticals PLC (a)           212,578
        1,827  Johnson & Johnson                      314,609
        1,618  Perrigo Co. PLC                         77,712
       11,223  Pfizer, Inc.                           480,457
        2,419  Prestige Consumer Healthcare,
                  Inc. (a)                            127,118
        4,093  Supernus Pharmaceuticals,
                  Inc. (a)                            107,769
       30,754  Viatris, Inc.                          432,709
                                              ---------------
                                                    1,979,350
                                              ---------------
               PROFESSIONAL SERVICES -- 1.0%
        1,532  ASGN, Inc. (a)                         154,931
        1,164  CACI International, Inc.,
                  Class A (a)                         310,741
        2,614  CBIZ, Inc. (a)                          84,537
        1,087  FTI Consulting, Inc. (a)               158,376
          855  Huron Consulting Group,
                  Inc. (a)                             42,006
          478  ICF International, Inc.                 43,771
        1,098  Jacobs Engineering Group, Inc.         148,505
          579  Korn Ferry                              39,801
        2,976  Leidos Holdings, Inc.                  316,706
          990  ManTech International Corp.,
                  Class A                              86,585
          834  Robert Half International, Inc.         81,907

Page 64                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES
                  (CONTINUED)
        2,538  Science Applications
                  International Corp.         $       221,567
                                              ---------------
                                                    1,689,433
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.5%
        1,708  CBRE Group, Inc., Class A (a)          164,753
          761  Howard Hughes (The) Corp. (a)           70,552
        1,519  Jones Lang LaSalle, Inc. (a)           338,084
        4,310  Kennedy-Wilson Holdings, Inc.           87,019
        1,081  Marcus & Millichap, Inc. (a)            43,013
       11,751  Realogy Holdings Corp. (a)             208,228
                                              ---------------
                                                      911,649
                                              ---------------
               ROAD & RAIL -- 1.7%
          504  AMERCO                                 296,332
        2,944  ArcBest Corp.                          174,020
        9,380  CSX Corp.                              303,162
       12,499  Heartland Express, Inc.                212,858
        1,846  J.B. Hunt Transport Services,
                  Inc.                                310,959
        8,164  Knight-Swift Transportation
                  Holdings, Inc.                      405,669
          470  Landstar System, Inc.                   73,790
       12,984  Marten Transport Ltd.                  205,407
        1,134  Norfolk Southern Corp.                 292,379
        1,696  Ryder System, Inc.                     129,150
        9,835  Schneider National, Inc.,
                  Class B                             220,697
        3,848  Werner Enterprises, Inc.               175,892
                                              ---------------
                                                    2,800,315
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
       15,679  Amkor Technology, Inc.                 386,331
        2,119  Axcelis Technologies, Inc. (a)          81,687
          308  Broadcom, Inc.                         149,503
       13,400  Intel Corp.                            719,848
        8,852  Micron Technology, Inc. (a)            686,738
        3,826  ON Semiconductor Corp. (a)             149,444
                                              ---------------
                                                    2,173,551
                                              ---------------
               SOFTWARE -- 0.3%
        5,975  CDK Global, Inc.                       286,740
        5,052  Ebix, Inc.                             152,672
                                              ---------------
                                                      439,412
                                              ---------------
               SPECIALTY RETAIL -- 2.6%
        2,715  Abercrombie & Fitch Co.,
                  Class A (a)                         102,654
          723  Advance Auto Parts, Inc.               153,319
          999  Asbury Automotive Group,
                  Inc. (a)                            205,255
        3,914  AutoNation, Inc. (a)                   474,886
        5,234  Best Buy Co., Inc.                     588,040
        2,534  Buckle (The), Inc.                     106,631
        2,330  CarMax, Inc. (a)                       312,103
        3,704  Dick's Sporting Goods, Inc.            385,735
        6,021  Foot Locker, Inc.                      343,558

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        2,206  Gap (The), Inc.                $        64,349
        1,386  Group 1 Automotive, Inc.               240,804
        3,244  Guess?, Inc.                            72,406
        1,284  Murphy USA, Inc.                       189,403
        4,916  Penske Automotive Group, Inc.          435,558
        3,881  Sally Beauty Holdings, Inc. (a)         73,428
        1,560  Signet Jewelers Ltd.                   100,370
        3,828  Sonic Automotive, Inc., Class A        208,817
          424  Ulta Beauty, Inc. (a)                  142,379
        4,155  Urban Outfitters, Inc. (a)             154,483
                                              ---------------
                                                    4,354,178
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
       51,596  Hewlett Packard Enterprise Co.         748,142
       14,557  HP, Inc.                               420,261
        4,998  Seagate Technology Holdings
                  PLC                                 439,324
        3,582  Super Micro Computer, Inc. (a)         136,259
        4,228  Western Digital Corp. (a)              274,524
       15,799  Xerox Holdings Corp.                   381,230
                                              ---------------
                                                    2,399,740
                                              ---------------
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 0.4%
        2,158  Carter's, Inc.                         210,923
          755  Columbia Sportswear Co.                 75,213
        6,516  G-III Apparel Group Ltd. (a)           194,568
          745  Kontoor Brands, Inc.                    41,258
          690  PVH Corp. (a)                           72,188
        1,707  Tapestry, Inc. (a)                      72,206
                                              ---------------
                                                      666,356
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
        3,567  Capitol Federal Financial, Inc.         39,558
        8,257  Essent Group Ltd.                      372,969
       27,288  MGIC Investment Corp.                  377,666
        6,477  Mr. Cooper Group, Inc. (a)             240,815
       26,941  New York Community Bancorp,
                  Inc.                                317,365
        9,525  NMI Holdings, Inc., Class A (a)        209,740
        6,279  Northwest Bancshares, Inc.              83,573
        5,506  Provident Financial Services,
                  Inc.                                118,929
       16,679  Radian Group, Inc.                     376,612
        3,966  Washington Federal, Inc.               127,983
        2,706  WSFS Financial Corp.                   118,469
                                              ---------------
                                                    2,383,679
                                              ---------------
               TOBACCO -- 0.1%
        3,072  Altria Group, Inc.                     147,579
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.4%
        8,891  Air Lease Corp.                        376,623
          941  Applied Industrial
                  Technologies,  Inc.                  84,408
        1,608  Beacon Roofing Supply, Inc. (a)         85,996
        1,936  GATX Corp.                             178,596

                        See Notes to Financial Statements                Page 65


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS (CONTINUED)
        2,619  GMS, Inc. (a)                  $       128,671
        1,545  McGrath RentCorp                       121,159
        1,654  MSC Industrial Direct Co.,
                  Inc., Class A                       147,487
        3,961  Rush Enterprises, Inc., Class A        186,127
        4,091  Triton International Ltd.              215,964
        1,377  United Rentals, Inc. (a)               453,790
          334  W.W. Grainger, Inc.                    148,490
        1,444  WESCO International, Inc. (a)          153,714
                                              ---------------
                                                    2,281,025
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
        9,449  Telephone and Data Systems,
                  Inc.                                211,185
        3,035  T-Mobile US, Inc. (a)                  437,101
        5,896  United States Cellular
                  Corp. (a)                           214,378
                                              ---------------
                                                      862,664
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        166,655,362
               (Cost $150,990,908)            ---------------

               MONEY MARKET FUNDS -- 0.7%
      868,039  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                       868,039
      290,119  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   290,119
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                           1,158,158
               (Cost $1,158,158)              ---------------

               TOTAL INVESTMENTS -- 100.5%        167,813,520
               (Cost $152,149,066) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%              (871,291)
                                              ---------------
               NET ASSETS -- 100.0%           $   166,942,229
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $823,742 and the total value of the collateral held by the Fund is $868,039.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $152,580,967. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,686,198 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,453,645. The net unrealized appreciation was $15,232,553.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  166,655,362   $           --   $           --
Money Market
   Funds                1,158,158               --               --
                   ------------------------------------------------
Total Investments  $  167,813,520   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       823,742
Non-cash Collateral(2)                               (823,742)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 66                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.7%
          551  AeroVironment, Inc. (a)        $        55,706
        2,756  Axon Enterprise, Inc. (a)              512,671
        1,677  BWX Technologies, Inc.                  96,310
        1,380  HEICO Corp.                            186,645
        3,946  Kratos Defense & Security
                  Solutions, Inc. (a)                 107,331
        4,145  Maxar Technologies, Inc.               150,339
          297  TransDigm Group, Inc. (a)              190,404
        6,355  Virgin Galactic Holdings,
                  Inc. (a)                            190,587
                                              ---------------
                                                    1,489,993
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.0%
        2,374  Air Transport Services Group,
                  Inc. (a)                             57,451
                                              ---------------
               AIRLINES -- 0.1%
       13,783  American Airlines Group,
                  Inc. (a)                            280,898
                                              ---------------
               AUTO COMPONENTS -- 1.0%
        5,022  Aptiv PLC (a)                          837,921
        1,596  Dorman Products, Inc. (a)              161,435
        3,130  Fox Factory Holding Corp. (a)          505,620
        2,329  Gentherm, Inc. (a)                     193,144
        1,259  LCI Industries                         183,587
          930  Visteon Corp. (a)                      106,067
        3,351  XPEL, Inc. (a) (b)                     310,303
                                              ---------------
                                                    2,298,077
                                              ---------------
               AUTOMOBILES -- 0.2%
          581  Tesla, Inc. (a)                        399,263
        5,874  Workhorse Group, Inc. (a) (c)           67,786
                                              ---------------
                                                      467,049
                                              ---------------
               BANKS -- 1.9%
        7,933  First Financial Bankshares,
                  Inc.                                387,448
        4,221  First Republic Bank                    823,179
        5,307  Glacier Bancorp, Inc.                  273,629
        6,858  Great Western Bancorp, Inc.            211,226
          895  Lakeland Financial Corp.                59,849
        3,811  Live Oak Bancshares, Inc.              229,384
        1,615  Seacoast Banking Corp. of
                  Florida                              49,080
        3,308  ServisFirst Bancshares, Inc.           235,133
        1,587  Signature Bank                         360,201
          992  Silvergate Capital Corp.,
                  Class A (a)                         101,978
        1,775  SVB Financial Group (a)                976,179
        3,028  Triumph Bancorp, Inc. (a)              232,126
        8,969  Umpqua Holdings Corp.                  169,245
        4,673  Veritex Holdings, Inc.                 156,779
                                              ---------------
                                                    4,265,436
                                              ---------------
               BEVERAGES -- 0.5%
          286  Boston Beer (The) Co., Inc.,
                  Class A (a)                         203,060
        6,403  Celsius Holdings, Inc. (a)             439,438
        5,457  Keurig Dr Pepper, Inc.                 192,141

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BEVERAGES (CONTINUED)
        6,190  National Beverage Corp.        $       280,902
                                              ---------------
                                                    1,115,541
                                              ---------------
               BIOTECHNOLOGY -- 5.5%
        3,507  AbbVie, Inc.                           407,864
          777  Acceleron Pharma, Inc. (a)              97,172
        1,001  Agios Pharmaceuticals, Inc. (a)         48,138
        6,748  Alkermes PLC (a)                       174,571
        3,404  Alnylam Pharmaceuticals,
                  Inc. (a)                            609,112
        2,009  Arcus Biosciences, Inc. (a)             63,103
        2,353  Arrowhead Pharmaceuticals,
                  Inc. (a)                            163,039
       11,939  Athenex, Inc. (a)                       45,010
        3,785  Beam Therapeutics, Inc. (a)            348,220
       14,223  BioCryst Pharmaceuticals,
                  Inc. (a)                            229,275
        4,015  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)               505,930
        1,725  Bluebird Bio, Inc. (a)                  43,832
        1,108  Blueprint Medicines Corp. (a)           97,360
        5,324  CareDx, Inc. (a)                       447,429
        1,204  CRISPR Therapeutics AG (a)             145,708
        4,969  Denali Therapeutics, Inc. (a)          253,568
        7,532  Dicerna Pharmaceuticals,
                  Inc. (a)                            282,525
        5,161  Editas Medicine, Inc. (a)              216,040
        1,547  Emergent BioSolutions, Inc. (a)        101,947
        1,547  Exact Sciences Corp. (a)               166,829
        3,368  Fate Therapeutics, Inc. (a)            278,870
        8,583  Halozyme Therapeutics, Inc. (a)        354,735
        8,437  Horizon Therapeutics PLC (a)           843,869
        8,370  ImmunoGen, Inc. (a)                     46,956
        5,950  Inovio Pharmaceuticals,
                  Inc. (a)                             49,980
        2,407  Intellia Therapeutics, Inc. (a)        341,433
        2,762  Intercept Pharmaceuticals,
                  Inc. (a)                             47,727
        8,736  Ironwood Pharmaceuticals,
                  Inc. (a)                            115,927
          857  Ligand Pharmaceuticals,
                  Inc. (a)                             97,278
        2,053  MacroGenics, Inc. (a)                   51,243
        4,203  Moderna, Inc. (a)                    1,486,181
        3,433  Natera, Inc. (a)                       393,147
        1,001  Neurocrine Biosciences,
                  Inc. (a)                             93,303
        4,652  Novavax, Inc. (a)                      834,243
       72,180  OPKO Health, Inc. (a) (c)              248,299
       13,530  Organogenesis Holdings,
                  Inc. (a)                            207,550
        1,033  Regeneron Pharmaceuticals,
                  Inc. (a)                            593,572
        2,894  REGENXBIO, Inc. (a)                     93,534
        3,431  Sage Therapeutics, Inc. (a)            150,038
        1,218  Seagen, Inc. (a)                       186,829
        4,714  Seres Therapeutics, Inc. (a)            33,469
       17,076  Sorrento Therapeutics,
                  Inc. (a) (c)                        140,194
        2,512  TG Therapeutics, Inc. (a)               87,895
       10,206  Translate Bio, Inc. (a)                282,094
        2,194  Twist Bioscience Corp. (a)             269,972

                        See Notes to Financial Statements                Page 67


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        7,364  Vaxart, Inc. (a) (c)           $        52,947
        3,152  Vericel Corp. (a)                      166,867
        4,122  Vir Biotechnology, Inc. (a)            146,949
                                              ---------------
                                                   12,141,773
                                              ---------------
               BUILDING PRODUCTS -- 1.2%
        4,180  Advanced Drainage Systems,
                  Inc.                                510,336
        4,590  AZEK (The) Co., Inc. (a)               166,938
       15,461  Cornerstone Building Brands,
                  Inc. (a)                            260,054
          949  CSW Industrials, Inc.                  112,257
        3,913  Fortune Brands Home &
                  Security, Inc.                      381,400
        1,473  Gibraltar Industries, Inc. (a)         110,004
        1,111  Lennox International, Inc.             365,997
        3,529  Simpson Manufacturing Co.,
                  Inc.                                396,942
        3,813  Trex Co., Inc. (a)                     370,242
                                              ---------------
                                                    2,674,170
                                              ---------------
               CAPITAL MARKETS -- 4.9%
        7,833  Apollo Global Management, Inc.         461,050
        7,662  Ares Management Corp.,
                  Class A                             548,676
        2,212  Artisan Partners Asset
                  Management, Inc., Class A           106,375
        3,723  B. Riley Financial, Inc.               251,526
          903  BlackRock, Inc.                        783,054
       10,167  Blackstone Group (The), Inc.         1,171,950
        9,598  Brightsphere Investment Group,
                  Inc.                                239,854
       10,482  Carlyle Group (The), Inc.              529,026
        1,370  Cohen & Steers, Inc.                   113,998
          290  FactSet Research Systems, Inc.         103,611
        3,412  Focus Financial Partners, Inc.,
                  Class A (a)                         175,138
        1,234  Hamilton Lane, Inc., Class A           114,762
        2,749  Houlihan Lokey, Inc.                   244,936
        1,620  Intercontinental Exchange, Inc.        194,125
       16,671  KKR & Co., Inc.                      1,062,943
        3,953  Moelis & Co., Class A                  234,215
        1,592  Moody's Corp.                          598,592
        1,516  Morningstar, Inc.                      382,987
        1,082  MSCI, Inc.                             644,829
        5,618  Nasdaq, Inc.                         1,049,049
        2,318  PJT Partners, Inc., Class A            181,198
          962  S&P Global, Inc.                       412,429
        3,991  T. Rowe Price Group, Inc.              814,802
        2,305  Tradeweb Markets, Inc.,
                  Class A                             199,913
        1,012  Virtus Investment Partners,
                  Inc.                                279,444
                                              ---------------
                                                   10,898,482
                                              ---------------
               CHEMICALS -- 1.3%
       13,737  Amyris, Inc. (a)                       200,285
          857  Balchem Corp.                          115,601
        2,034  Ingevity Corp. (a)                     172,768

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        5,808  Livent Corp. (a)               $       113,314
       10,532  Olin Corp.                             495,320
          822  Quaker Chemical Corp.                  206,930
        2,198  RPM International, Inc.                190,325
        1,523  Scotts Miracle-Gro (The) Co.           269,510
        2,118  Sherwin-Williams (The) Co.             616,402
       15,010  Valvoline, Inc.                        460,507
                                              ---------------
                                                    2,840,962
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
       36,124  ADT, Inc.                              378,941
        2,153  Brink's (The) Co.                      165,695
          870  Casella Waste Systems, Inc.,
                  Class A (a)                          59,839
        1,526  Cimpress PLC (a)                       156,033
        1,034  Cintas Corp.                           407,582
        2,997  Copart, Inc. (a)                       440,559
        1,787  IAA, Inc. (a)                          108,078
        1,766  MSA Safety, Inc.                       290,472
       32,051  Pitney Bowes, Inc.                     256,408
        1,597  Tetra Tech, Inc.                       213,231
                                              ---------------
                                                    2,476,838
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.6%
        2,181  Arista Networks, Inc. (a)              829,631
        5,918  Calix, Inc. (a)                        276,844
        3,629  Cisco Systems, Inc.                    200,938
       13,190  CommScope Holding Co.,
                  Inc. (a)                            279,100
        1,044  F5 Networks, Inc. (a)                  215,596
       11,023  Infinera Corp. (a)                     109,238
        5,466  Inseego Corp. (a)                       47,499
        3,643  Motorola Solutions, Inc.               815,741
        4,318  NETGEAR, Inc. (a)                      147,891
        6,736  Plantronics, Inc. (a)                  210,096
          616  Ubiquiti, Inc.                         192,870
        9,370  Viavi Solutions, Inc. (a)              156,385
                                              ---------------
                                                    3,481,829
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        4,482  Ameresco, Inc., Class A (a)            307,152
        7,921  API Group Corp. (a) (b) (d)            181,549
        1,751  NV5 Global, Inc. (a)                   166,345
       10,489  WillScot Mobile Mini Holdings
                  Corp. (a)                           301,139
                                              ---------------
                                                      956,185
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.6%
        3,428  Eagle Materials, Inc.                  484,445
        1,640  Martin Marietta Materials, Inc.        595,812
        8,066  Summit Materials, Inc.,
                  Class A (a)                         271,018
                                              ---------------
                                                    1,351,275
                                              ---------------
               CONTAINERS & PACKAGING -- 0.4%
        1,384  AptarGroup, Inc.                       178,425
       11,230  Ranpak Holdings Corp. (a)              287,713

Page 68                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING
                  (CONTINUED)
        8,223  Sealed Air Corp.               $       466,655
                                              ---------------
                                                      932,793
                                              ---------------
               DISTRIBUTORS -- 0.5%
        2,153  Pool Corp.                           1,028,746
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.3%
        2,698  2U, Inc. (a)                           117,093
        1,173  Chegg, Inc. (a)                        103,963
        1,956  Frontdoor, Inc. (a)                     95,727
        2,043  Terminix Global Holdings,
                  Inc. (a)                            107,258
        7,382  Vivint Smart Home, Inc. (a)             90,577
        6,222  WW International, Inc. (a)             191,264
                                              ---------------
                                                      705,882
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        1,413  Bandwidth, Inc., Class A (a)           183,210
        1,462  Cogent Communications
                  Holdings, Inc.                      113,466
        2,437  Iridium Communications,
                  Inc. (a)                            102,914
       15,948  Liberty Latin America Ltd.,
                  Class C (a)                         220,561
                                              ---------------
                                                      620,151
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
        1,441  AMETEK, Inc.                           200,371
        3,959  Atkore, Inc. (a)                       297,361
        7,253  Bloom Energy Corp.,
                  Class A (a)                         158,115
        2,379  Generac Holdings, Inc. (a)             997,657
        1,381  Rockwell Automation, Inc.              424,547
        3,417  TPI Composites, Inc. (a)               133,741
       17,847  Vertiv Holdings Co.                    500,430
        1,565  Vicor Corp. (a)                        180,930
                                              ---------------
                                                    2,893,152
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.9%
        4,323  Advanced Energy Industries,
                  Inc.                                448,511
        5,775  Amphenol Corp., Class A                418,630
        1,146  Badger Meter, Inc.                     115,780
        2,288  Cognex Corp.                           206,858
        5,370  II-VI, Inc. (a)                        374,880
        1,125  Itron, Inc. (a)                        110,948
        3,737  Keysight Technologies, Inc. (a)        614,923
        4,561  nLight, Inc. (a)                       158,221
        1,106  OSI Systems, Inc. (a)                  110,655
        1,608  PAR Technology Corp. (a)                98,169
          824  Rogers Corp. (a)                       157,054
        7,051  Trimble, Inc. (a)                      602,861
        1,492  Zebra Technologies Corp.,
                  Class A (a)                         824,300
                                              ---------------
                                                    4,241,790
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
       10,959  ChampionX Corp. (a)            $       254,687
                                              ---------------
               ENTERTAINMENT -- 0.9%
        2,015  Activision Blizzard, Inc.              168,494
        6,877  AMC Entertainment Holdings,
                  Inc., Class A (a) (c)               254,587
        2,150  Roku, Inc. (a)                         920,867
        5,408  Warner Music Group Corp.,
                  Class A                             204,368
        1,942  World Wrestling Entertainment,
                  Inc., Class A                        95,896
       27,500  Zynga, Inc., Class A (a)               277,750
                                              ---------------
                                                    1,921,962
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.6%
        7,525  American Homes 4 Rent,
                  Class A                             316,050
          712  American Tower Corp.                   201,354
        2,203  Camden Property Trust                  329,106
        2,374  CareTrust REIT, Inc.                    57,261
          724  CoreSite Realty Corp.                  100,064
        1,971  Corporate Office Properties
                  Trust                                58,026
          986  Crown Castle International
                  Corp.                               190,387
        8,415  CubeSmart                              417,889
        1,362  CyrusOne, Inc.                          97,070
        2,625  Digital Realty Trust, Inc.             404,670
       28,464  DigitalBridge Group, Inc. (a)          198,109
        8,343  Duke Realty Corp.                      424,492
        1,778  EastGroup Properties, Inc.             313,319
          240  Equinix, Inc.                          196,898
        2,623  Equity LifeStyle Properties,
                  Inc.                                219,807
        6,119  Essential Properties Realty
                  Trust, Inc.                         182,346
          641  Essex Property Trust, Inc.             210,312
        5,597  First Industrial Realty Trust,
                  Inc.                                306,604
        1,998  Four Corners Property Trust,
                  Inc.                                 57,363
        4,206  Gaming and Leisure Properties,
                  Inc.                                199,112
        4,301  Industrial Logistics Properties
                  Trust                               116,557
        2,041  Innovative Industrial
                  Properties, Inc.                    438,795
       10,594  Invitation Homes, Inc.                 430,964
        9,210  Iron Mountain, Inc.                    403,030
        7,518  Kite Realty Group Trust                151,563
        2,800  Lamar Advertising Co., Class A         298,480
        3,631  Life Storage, Inc.                     426,134
        4,848  Medical Properties Trust, Inc.         101,953
        4,448  National Storage Affiliates
                  Trust                               240,948
        3,113  PotlatchDeltic Corp.                   161,689
        4,827  Prologis, Inc.                         618,049
        1,919  Public Storage                         599,649
        1,711  Rexford Industrial Realty, Inc.        105,261
          699  Ryman Hospitality Properties,
                  Inc. (a)                             53,613

                        See Notes to Financial Statements                Page 69


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,724  Safehold, Inc.                 $       336,352
          603  SBA Communications Corp.               205,617
        7,810  STAG Industrial, Inc.                  322,709
        1,122  Sun Communities, Inc.                  220,035
       11,929  Tanger Factory Outlet Centers,
                  Inc. (c)                            204,821
        3,021  Terreno Realty Corp.                   206,516
        5,208  Uniti Group, Inc.                       60,986
                                              ---------------
                                                   10,183,960
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.6%
       10,240  BJ's Wholesale Club Holdings,
                  Inc. (a)                            518,554
        2,811  Grocery Outlet Holding
                  Corp. (a)                            93,100
        1,235  PriceSmart, Inc.                       110,829
        3,384  Rite Aid Corp. (a)                      51,437
        7,601  United Natural Foods, Inc. (a)         251,745
        1,364  Walmart, Inc.                          194,438
                                              ---------------
                                                    1,220,103
                                              ---------------
               FOOD PRODUCTS -- 0.8%
        6,856  B&G Foods, Inc. (c)                    196,904
        1,856  Beyond Meat, Inc. (a)                  227,731
        5,774  Darling Ingredients, Inc. (a)          398,810
        1,794  Freshpet, Inc. (a)                     262,731
        2,429  Hain Celestial Group (The),
                  Inc. (a)                             96,942
        1,007  Lancaster Colony Corp.                 199,255
        7,699  Simply Good Foods (The)
                  Co. (a)                             288,559
                                              ---------------
                                                    1,670,932
                                              ---------------
               GAS UTILITIES -- 0.1%
        6,381  South Jersey Industries, Inc.          160,610
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.1%
        1,659  Abbott Laboratories                    200,706
          944  Align Technology, Inc. (a)             656,835
        7,339  Alphatec Holdings, Inc. (a)            108,177
        2,086  AtriCure, Inc. (a)                     176,184
        2,609  Axonics, Inc. (a)                      177,282
        3,718  BioLife Solutions, Inc. (a)            174,374
        1,293  Cardiovascular Systems,
                  Inc. (a)                             52,095
          485  Cooper (The) Cos., Inc.                204,558
        4,455  CryoPort, Inc. (a)                     274,963
        2,944  Danaher Corp.                          875,811
          925  Dexcom, Inc. (a)                       476,847
        3,814  Edwards Lifesciences Corp. (a)         428,198
        2,297  Glaukos Corp. (a)                      117,147
        5,027  Globus Medical, Inc.,
                  Class A (a)                         418,096
        1,224  Heska Corp. (a)                        294,617
        2,882  Hologic, Inc. (a)                      216,265
          474  ICU Medical, Inc. (a)                   96,359
        1,251  IDEXX Laboratories, Inc. (a)           848,841
        2,089  Inari Medical, Inc. (a)                187,571

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
          700  Insulet Corp. (a)              $       195,783
        2,856  Integra LifeSciences Holdings
                  Corp. (a)                           206,746
          430  Intuitive Surgical, Inc. (a)           426,328
        1,739  Merit Medical Systems, Inc. (a)        121,886
          203  Mesa Laboratories, Inc.                 59,786
        4,233  Neogen Corp. (a)                       184,389
          588  Nevro Corp. (a)                         91,140
        4,452  Novocure Ltd. (a)                      685,652
        1,067  Penumbra, Inc. (a)                     284,067
        1,521  Quidel Corp. (a)                       215,176
        1,602  ResMed, Inc.                           435,424
        2,568  Shockwave Medical, Inc. (a)            467,376
        3,195  STAAR Surgical Co. (a)                 408,704
          932  STERIS PLC                             203,129
        2,001  Tandem Diabetes Care, Inc. (a)         217,449
        2,750  West Pharmaceutical Services,
                  Inc.                              1,132,257
                                              ---------------
                                                   11,320,218
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.3%
        7,110  AdaptHealth Corp. (a)                  159,193
          632  Addus HomeCare Corp. (a)                54,851
          398  Amedisys, Inc. (a)                     103,727
          752  Castle Biosciences, Inc. (a)            52,527
          205  Chemed Corp.                            97,584
        1,674  CorVel Corp. (a)                       235,733
        3,609  Covetrus, Inc. (a)                      91,885
        4,791  DaVita, Inc. (a)                       576,118
        3,373  Ensign Group (The), Inc.               286,941
        3,048  Fulgent Genetics, Inc. (a) (c)         281,178
          487  LHC Group, Inc. (a)                    104,793
        5,488  MEDNAX, Inc. (a)                       159,810
        1,322  ModivCare, Inc. (a)                    224,740
        1,202  National Research Corp.                 63,442
        1,698  Ontrak, Inc. (a)                        45,863
       12,852  Option Care Health, Inc. (a)           266,293
        6,640  Owens & Minor, Inc.                    307,100
        3,700  Patterson Cos., Inc.                   115,181
        2,749  Pennant Group (The), Inc. (a)           94,071
        8,258  Progyny, Inc. (a)                      459,888
        4,381  R1 RCM, Inc. (a)                        93,797
        6,651  Select Medical Holdings Corp.          262,382
        4,219  Surgery Partners, Inc. (a)             230,189
        7,273  Tenet Healthcare Corp. (a)             522,492
          970  US Physical Therapy, Inc.              114,615
                                              ---------------
                                                    5,004,393
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.2%
       15,186  Allscripts Healthcare Solutions,
                  Inc. (a)                            259,377
       13,309  Evolent Health, Inc.,
                  Class A (a)                         305,309
        4,051  Health Catalyst, Inc. (a)              235,201
        6,598  Inovalon Holdings, Inc.,
                  Class A (a)                         249,932
        1,008  Inspire Medical Systems,
                  Inc. (a)                            184,625

Page 70                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY
                  (CONTINUED)
       20,471  Multiplan Corp. (a)            $       164,792
        2,574  Omnicell, Inc. (a)                     377,091
        1,834  Phreesia, Inc. (a)                     125,354
        2,249  Tabula Rasa HealthCare,
                  Inc. (a)                             96,617
        1,855  Veeva Systems, Inc.,
                  Class A (a)                         617,177
        2,821  Vocera Communications,
                  Inc. (a)                            118,369
                                              ---------------
                                                    2,733,844
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.5%
        1,019  Bally's Corp. (a)                       50,186
        8,286  Bloomin' Brands, Inc. (a)              208,227
        6,339  Boyd Gaming Corp. (a)                  361,323
        9,519  Caesars Entertainment, Inc. (a)        831,580
        3,054  Cheesecake Factory (The),
                  Inc. (a)                            138,224
          255  Chipotle Mexican Grill,
                  Inc. (a)                            475,177
        1,694  Domino's Pizza, Inc.                   890,180
        2,018  Jack in the Box, Inc.                  219,680
        2,153  Papa John's International, Inc.        245,700
        2,514  Penn National Gaming, Inc. (a)         171,907
        6,614  Red Rock Resorts, Inc.,
                  Class A (a)                         260,592
        6,292  Scientific Games Corp. (a)             388,279
        3,313  SeaWorld Entertainment,
                  Inc. (a)                            157,069
        1,821  Shake Shack, Inc., Class A (a)         183,083
        1,274  Six Flags Entertainment
                  Corp. (a)                            52,935
        4,917  Travel + Leisure Co.                   254,701
        1,855  Wingstop, Inc.                         317,780
        1,672  Yum! Brands, Inc.                      219,684
                                              ---------------
                                                    5,426,307
                                              ---------------
               HOUSEHOLD DURABLES -- 1.4%
        3,989  Garmin Ltd.                            627,071
        1,709  Helen of Troy Ltd. (a)                 381,773
        1,838  Installed Building Products,
                  Inc.                                220,560
        1,204  iRobot Corp. (a) (c)                   105,350
        1,736  LGI Homes, Inc. (a)                    296,682
        5,274  Skyline Champion Corp. (a)             297,454
        6,383  Sonos, Inc. (a)                        213,064
       12,432  Tempur Sealy International,
                  Inc.                                537,933
        1,478  TopBuild Corp. (a)                     299,576
        6,967  Tupperware Brands Corp. (a)            145,541
                                              ---------------
                                                    3,125,004
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
        2,257  Church & Dwight Co., Inc.              195,411
        2,364  Colgate-Palmolive Co.                  187,938
        2,616  Energizer Holdings, Inc.               112,096
                                              ---------------
                                                      495,445
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.0%
        2,083  Clearway Energy, Inc., Class C          59,740
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
          409  Roper Technologies, Inc.       $       200,958
                                              ---------------
               INSURANCE -- 1.1%
        1,654  Aon PLC, Class A                       430,090
        5,501  Brown & Brown, Inc.                    299,254
        1,300  Goosehead Insurance, Inc.,
                  Class A                             156,247
          591  Kinsale Capital Group, Inc.            105,579
        4,101  Marsh & McLennan Cos., Inc.            603,749
          731  Palomar Holdings, Inc. (a)              59,525
          655  RenaissanceRe Holdings Ltd.            100,012
        1,863  RLI Corp.                              201,912
        4,233  Trupanion, Inc. (a)                    486,880
                                              ---------------
                                                    2,443,248
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.1%
          405  Alphabet, Inc., Class A (a)          1,091,285
        2,103  Cargurus, Inc. (a)                      60,146
        2,272  Facebook, Inc., Class A (a)            809,513
       15,173  fuboTV, Inc. (a) (c)                   395,105
       10,007  Pinterest, Inc., Class A (a)           589,412
       14,494  Snap, Inc., Class A (a)              1,078,643
        8,385  Twitter, Inc. (a)                      584,854
        1,057  ZoomInfo Technologies, Inc.,
                  Class A (a)                          56,814
                                              ---------------
                                                    4,665,772
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.9%
          168  Amazon.com, Inc. (a)                   559,035
        3,667  Chewy, Inc., Class A (a)               306,928
       11,253  eBay, Inc.                             767,567
        2,803  Etsy, Inc. (a)                         514,379
        3,049  Overstock.com, Inc. (a)                212,332
        2,791  RealReal (The), Inc. (a)                46,079
        2,291  Shutterstock, Inc.                     248,551
          973  Stamps.com, Inc. (a)                   317,937
        8,080  Stitch Fix, Inc., Class A (a)          435,674
        3,128  Wayfair, Inc., Class A (a)             754,974
                                              ---------------
                                                    4,163,456
                                              ---------------
               IT SERVICES -- 4.3%
        1,957  Accenture PLC, Class A                 621,700
        3,388  Akamai Technologies, Inc. (a)          406,289
        1,989  Automatic Data Processing, Inc.        416,954
        3,572  Broadridge Financial Solutions,
                  Inc.                                619,706
        1,933  EPAM Systems, Inc. (a)               1,082,093
        3,791  EVERTEC, Inc.                          165,667
        2,116  ExlService Holdings, Inc. (a)          239,573
        4,078  Gartner, Inc. (a)                    1,079,569
        4,543  GoDaddy, Inc., Class A (a)             380,931
          596  Jack Henry & Associates, Inc.          103,758
        1,596  MongoDB, Inc. (a)                      572,836
          786  Okta, Inc. (a)                         194,763
        3,682  Paychex, Inc.                          419,085
        2,711  PayPal Holdings, Inc. (a)              746,962
        3,495  Perficient, Inc. (a)                   329,544

                        See Notes to Financial Statements                Page 71


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        1,766  Shift4 Payments, Inc.,
                  Class A (a)                 $       157,509
        3,241  Square, Inc., Class A (a)              801,370
        5,326  Switch, Inc., Class A                  110,035
        2,727  TTEC Holdings, Inc.                    284,971
        1,464  Twilio, Inc., Class A (a)              546,936
        8,885  Unisys Corp. (a)                       198,580
        7,315  Verra Mobility Corp. (a)               111,993
                                              ---------------
                                                    9,590,824
                                              ---------------
               LEISURE PRODUCTS -- 1.1%
        4,552  Acushnet Holdings Corp.                233,199
        6,667  Callaway Golf Co. (a)                  211,210
        1,533  Malibu Boats, Inc., Class A (a)        128,251
       24,239  Mattel, Inc. (a)                       526,471
        4,652  Peloton Interactive, Inc.,
                  Class A (a)                         549,169
        6,074  Vista Outdoor, Inc. (a)                245,329
        5,306  YETI Holdings, Inc. (a)                511,127
                                              ---------------
                                                    2,404,756
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 5.8%
        2,946  10X Genomics, Inc., Class A (a)        539,796
        5,345  Agilent Technologies, Inc.             819,014
       27,812  Avantor, Inc. (a)                    1,045,175
       15,339  Bionano Genomics, Inc. (a) (c)          90,960
          895  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         661,862
        1,755  Bio-Techne Corp.                       846,331
        6,412  Bruker Corp.                           527,387
        2,670  Charles River Laboratories
                  International, Inc. (a)           1,086,476
        2,434  Codexis, Inc. (a)                       51,503
          835  Illumina, Inc. (a)                     413,951
        4,076  IQVIA Holdings, Inc. (a)             1,009,625
        2,207  Medpace Holdings, Inc. (a)             388,300
          570  Mettler-Toledo International,
                  Inc. (a)                            840,015
          851  NanoString Technologies,
                  Inc. (a)                             52,711
        8,359  Pacific Biosciences of
                  California, Inc. (a)                268,742
        6,396  PerkinElmer, Inc.                    1,165,543
        2,180  Personalis, Inc. (a)                    45,758
        2,821  Quanterix Corp. (a)                    149,936
        1,464  Repligen Corp. (a)                     359,705
        4,356  Syneos Health, Inc. (a)                390,603
        1,566  Thermo Fisher Scientific, Inc.         845,656
        2,857  Waters Corp. (a)                     1,113,687
                                              ---------------
                                                   12,712,736
                                              ---------------
               MACHINERY -- 2.0%
        3,458  Altra Industrial Motion Corp.          216,747
        2,664  Chart Industries, Inc. (a)             414,119
        2,240  Deere & Co.                            809,962
        6,657  Evoqua Water Technologies
                  Corp. (a)                           219,748

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        2,052  Franklin Electric Co., Inc.    $       167,772
        3,862  Graco, Inc.                            301,545
       39,590  Ideanomics, Inc. (a) (c)                93,828
          874  IDEX Corp.                             198,127
          638  Kadant, Inc.                           114,923
        1,360  Lindsay Corp.                          218,538
       11,475  Mueller Water Products, Inc.,
                  Class A                             170,059
          376  Omega Flex, Inc.                        58,964
        9,662  Otis Worldwide Corp.                   865,232
        3,547  Toro (The) Co.                         403,436
        1,541  Watts Water Technologies, Inc.,
                  Class A                             232,321
                                              ---------------
                                                    4,485,321
                                              ---------------
               MARINE -- 0.1%
        3,514  Matson, Inc.                           235,860
                                              ---------------
               MEDIA -- 1.1%
       11,417  Altice USA, Inc., Class A (a)          350,844
          435  Cardlytics, Inc. (a)                    54,792
        1,095  Charter Communications, Inc.,
                  Class A (a)                         814,735
        3,322  Liberty Broadband Corp.,
                  Class C (a)                         589,622
        2,880  Magnite, Inc. (a)                       87,264
        8,461  Sinclair Broadcast Group, Inc.,
                  Class A                             239,362
        2,902  TechTarget, Inc. (a)                   212,078
                                              ---------------
                                                    2,348,697
                                              ---------------
               METALS & MINING -- 0.6%
        7,936  Allegheny Technologies,
                  Inc. (a)                            162,926
       22,598  Cleveland-Cliffs, Inc. (a)             564,950
       12,661  Coeur Mining, Inc. (a)                  95,464
       37,780  Hecla Mining Co.                       252,748
        3,034  Newmont Corp.                          190,596
                                              ---------------
                                                    1,266,684
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
       12,619  Arbor Realty Trust, Inc.               230,676
       10,617  Broadmark Realty Capital, Inc.         110,098
        3,471  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        197,153
       18,403  New Residential Investment
                  Corp.                               179,613
                                              ---------------
                                                      717,540
                                              ---------------
               MULTILINE RETAIL -- 0.4%
        1,826  Dollar General Corp.                   424,800
        6,376  Franchise Group, Inc.                  216,529
        2,317  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  215,713
                                              ---------------
                                                      857,042
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.3%
       37,514  Antero Midstream Corp.                 356,383
       18,702  Antero Resources Corp. (a)             254,347
       22,525  APA Corp.                              422,344

Page 72                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       11,386  Cheniere Energy, Inc. (a)      $       967,013
       11,077  Clean Energy Fuels Corp. (a)            83,188
        5,189  Diamondback Energy, Inc.               400,228
        7,587  Gevo, Inc. (a)                          46,205
       14,387  Magnolia Oil & Gas Corp.,
                  Class A (a)                         201,418
        7,806  Matador Resources Co.                  241,205
       31,583  Occidental Petroleum Corp.             824,316
       15,482  Ovintiv, Inc.                          397,268
       16,771  Range Resources Corp. (a)              255,422
        1,804  Renewable Energy Group,
                  Inc. (a)                            110,495
       49,574  Southwestern Energy Co. (a)            233,494
          183  Texas Pacific Land Corp.               273,137
                                              ---------------
                                                    5,066,463
                                              ---------------
               PERSONAL PRODUCTS -- 0.6%
        1,242  Estee Lauder (The) Cos., Inc.,
                  Class A                             414,617
        9,240  Herbalife Nutrition Ltd. (a)           470,686
          993  Medifast, Inc.                         283,511
        3,969  Nu Skin Enterprises, Inc.,
                  Class A                             213,096
                                              ---------------
                                                    1,381,910
                                              ---------------
               PHARMACEUTICALS -- 1.3%
        1,265  Arvinas, Inc. (a)                      127,892
        8,635  Bristol-Myers Squibb Co.               586,057
        3,654  Catalent, Inc. (a)                     437,786
        3,442  Eli Lilly and Co.                      838,127
       11,786  Endo International PLC (a)              59,637
        5,509  Intra-Cellular Therapies,
                  Inc. (a)                            189,124
        3,890  Ocular Therapeutix, Inc. (a)            42,829
          390  Reata Pharmaceuticals, Inc.,
                  Class A (a)                          48,871
        3,793  Revance Therapeutics, Inc. (a)         110,300
        2,120  Zoetis, Inc.                           429,724
                                              ---------------
                                                    2,870,347
                                              ---------------
               PROFESSIONAL SERVICES -- 1.1%
        3,432  Booz Allen Hamilton Holding
                  Corp.                               294,500
        4,123  Equifax, Inc.                        1,074,454
        1,831  Insperity, Inc.                        181,360
        3,597  TransUnion                             431,856
        1,344  TriNet Group, Inc. (a)                 111,525
        8,359  Upwork, Inc. (a)                       432,913
                                              ---------------
                                                    2,526,608
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       12,567  eXp World Holdings, Inc. (a)           451,407
        1,537  Redfin Corp. (a)                        90,022
        3,709  St Joe (The) Co.                       167,906
                                              ---------------
                                                      709,335
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ROAD & RAIL -- 0.6%
        3,609  Avis Budget Group, Inc. (a)    $       298,717
        3,180  Lyft, Inc., Class A (a)                175,917
        2,273  Old Dominion Freight Line, Inc.        611,778
        1,396  Saia, Inc. (a)                         315,496
                                              ---------------
                                                    1,401,908
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.8%
        2,200  ACM Research, Inc., Class A (a)        204,292
        8,411  Advanced Micro Devices,
                  Inc. (a)                            893,164
        1,054  Ambarella, Inc. (a)                    103,809
        2,295  Analog Devices, Inc.                   384,229
        6,935  Applied Materials, Inc.                970,414
        5,113  Brooks Automation, Inc.                455,108
        1,166  CEVA, Inc. (a)                          57,880
        3,434  Cirrus Logic, Inc. (a)                 283,614
        3,056  Cohu, Inc. (a)                         108,213
        4,886  Diodes, Inc. (a)                       400,652
        2,151  Enphase Energy, Inc. (a)               407,830
        6,425  Entegris, Inc.                         775,112
        2,153  First Solar, Inc. (a)                  185,244
        1,513  FormFactor, Inc. (a)                    56,374
        1,069  Impinj, Inc. (a)                        49,174
        1,780  KLA Corp.                              619,725
        1,518  Lam Research Corp.                     967,588
        6,938  Lattice Semiconductor Corp. (a)        393,732
        6,083  MACOM Technology Solutions
                  Holdings, Inc. (a)                  375,443
        9,891  Marvell Technology, Inc.               598,504
        6,615  MaxLinear, Inc. (a)                    319,042
        2,190  MKS Instruments, Inc.                  342,604
        1,058  Monolithic Power Systems, Inc.         475,317
        4,936  NVIDIA Corp.                           962,471
        3,848  Onto Innovation, Inc. (a)              269,668
        2,375  Power Integrations, Inc.               230,351
        4,038  Qorvo, Inc. (a)                        765,564
        2,764  QUALCOMM, Inc.                         414,047
        9,484  Rambus, Inc. (a)                       224,391
        2,833  Semtech Corp. (a)                      175,391
        1,776  SiTime Corp. (a)                       240,897
        4,120  Skyworks Solutions, Inc.               760,181
        6,670  SunPower Corp. (a)                     165,216
        1,445  Synaptics, Inc. (a)                    219,524
        5,898  Teradyne, Inc.                         749,046
        1,000  Texas Instruments, Inc.                190,620
        5,232  Ultra Clean Holdings, Inc. (a)         282,580
                                              ---------------
                                                   15,077,011
                                              ---------------
               SOFTWARE -- 11.9%
        3,510  8x8, Inc. (a)                           89,716
        2,624  ACI Worldwide, Inc. (a)                 90,003
          985  Adobe, Inc. (a)                        612,306
        1,150  Alarm.com Holdings, Inc. (a)            95,703
        2,399  Altair Engineering, Inc.,
                  Class A (a)                         167,354
          707  Appian Corp. (a)                        82,316
        1,417  Aspen Technology, Inc. (a)             207,250
        1,189  Avalara, Inc. (a)                      198,765

                        See Notes to Financial Statements                Page 73


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        8,359  Avaya Holdings Corp. (a)       $       202,455
        2,128  Bill.com Holdings, Inc. (a)            440,113
          876  Blackline, Inc. (a)                    100,206
        6,476  Box, Inc., Class A (a)                 154,906
        1,406  Cadence Design Systems,
                  Inc. (a)                            207,596
        3,653  Cerence, Inc. (a)                      392,734
        9,331  Cloudflare, Inc., Class A (a)        1,106,937
        3,596  CommVault Systems, Inc. (a)            271,822
        4,360  Cornerstone OnDemand,
                  Inc. (a)                            209,018
        3,930  Crowdstrike Holdings, Inc.,
                  Class A (a)                         996,687
        3,796  Datadog, Inc., Class A (a)             420,217
        5,127  Digital Turbine, Inc. (a)              322,745
        3,533  DocuSign, Inc. (a)                   1,052,975
          991  Dolby Laboratories, Inc.,
                  Class A                              96,226
        3,477  Domo, Inc., Class B (a)                307,123
       16,074  Dropbox, Inc., Class A (a)             506,170
        6,672  Dynatrace, Inc. (a)                    426,141
        3,958  Elastic N.V. (a)                       586,021
        1,285  Envestnet, Inc. (a)                     96,671
          716  Everbridge, Inc. (a)                   101,114
        9,638  FireEye, Inc. (a)                      194,688
        1,594  Five9, Inc. (a)                        320,856
        4,146  Fortinet, Inc. (a)                   1,128,707
        1,695  HubSpot, Inc. (a)                    1,010,254
        2,266  InterDigital, Inc.                     149,307
        2,015  Intuit, Inc.                         1,067,890
        3,542  J2 Global, Inc. (a)                    500,378
        4,623  LivePerson, Inc. (a)                   294,439
        2,018  Manhattan Associates, Inc. (a)         322,133
        3,584  Marathon Digital Holdings,
                  Inc. (a) (c)                         99,026
        5,774  Medallia, Inc. (a)                     195,565
        1,458  Microsoft Corp.                        415,399
          586  MicroStrategy, Inc.,
                  Class A (a) (c)                     366,842
        3,119  Mimecast Ltd. (a)                      173,260
        1,609  Model N, Inc. (a)                       52,083
        4,625  Momentive Global, Inc. (a)              97,125
        2,910  New Relic, Inc. (a)                    201,023
       10,198  Nutanix, Inc., Class A (a)             367,332
        7,412  Oracle Corp.                           645,882
        4,577  PagerDuty, Inc. (a)                    185,780
        1,555  Palo Alto Networks, Inc. (a)           620,523
          511  Paylocity Holding Corp. (a)            106,012
        2,100  Pegasystems, Inc.                      268,044
        2,431  Progress Software Corp.                110,829
        4,084  PTC, Inc. (a)                          553,178
        4,119  Rapid7, Inc. (a)                       468,536
        4,393  Riot Blockchain, Inc. (a) (c)          144,749
        5,724  Sailpoint Technologies
                  Holdings, Inc. (a)                  286,143
        1,617  salesforce.com, Inc. (a)               391,201
          350  ServiceNow, Inc. (a)                   205,761

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        4,042  Smartsheet, Inc., Class A (a)  $       293,247
        3,143  Sprout Social, Inc.,
                  Class A (a)                         279,224
          553  SPS Commerce, Inc. (a)                  60,249
        2,669  SS&C Technologies Holdings,
                  Inc.                                209,223
        1,432  Synopsys, Inc. (a)                     412,402
        4,713  Tenable Holdings, Inc. (a)             201,716
        5,625  Teradata Corp. (a)                     279,337
        5,106  Trade Desk (The), Inc.,
                  Class A (a)                         418,232
        1,340  Upland Software, Inc. (a)               48,240
        5,073  Varonis Systems, Inc. (a)              310,468
        2,469  VMware, Inc., Class A (a) (c)          379,584
       15,605  Vonage Holdings Corp. (a)              222,527
        3,501  Workiva, Inc. (a)                      454,325
        7,440  Xperi Holding Corp.                    154,529
        3,860  Yext, Inc. (a)                          50,296
        2,737  Zendesk, Inc. (a)                      357,261
        2,041  Zoom Video Communications,
                  Inc., Class A (a)                   771,702
        3,657  Zscaler, Inc. (a)                      862,723
        9,592  Zuora, Inc., Class A (a)               165,846
                                              ---------------
                                                   26,415,366
                                              ---------------
               SPECIALTY RETAIL -- 4.8%
          529  AutoZone, Inc. (a)                     858,869
        2,731  Blink Charging Co. (a) (c)              94,301
        3,344  Boot Barn Holdings, Inc. (a)           288,989
        6,857  Camping World Holdings, Inc.,
                  Class A                             269,892
        2,618  Carvana Co. (a)                        883,732
        2,017  Five Below, Inc. (a)                   392,145
        4,609  Floor & Decor Holdings, Inc.,
                  Class A (a)                         562,344
        4,612  GameStop Corp., Class A (a)            743,085
        4,675  GrowGeneration Corp. (a)               190,132
        2,477  Home Depot (The), Inc.                 812,927
        6,761  L Brands, Inc.                         541,353
        1,134  Lithia Motors, Inc.                    427,768
        4,073  Lowe's Cos., Inc.                      784,826
        7,623  National Vision Holdings,
                  Inc. (a)                            411,490
        1,395  O'Reilly Automotive, Inc. (a)          842,357
        3,118  Rent-A-Center, Inc.                    178,412
          718  RH (a)                                 476,809
        2,045  Sleep Number Corp. (a)                 202,885
        5,308  Tractor Supply Co.                     960,376
        4,656  Vroom, Inc. (a)                        172,458
        3,052  Williams-Sonoma, Inc.                  462,988
                                              ---------------
                                                   10,558,138
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.1%
        4,213  Apple, Inc.                            614,508
        9,909  Dell Technologies, Inc.,
                  Class C (a)                         957,408
        9,656  NetApp, Inc.                           768,521
                                              ---------------
                                                    2,340,437
                                              ---------------

Page 74                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 0.8%
        4,181  Crocs, Inc. (a)                $       567,821
        1,269  Deckers Outdoor Corp. (a)              521,369
        3,735  NIKE, Inc., Class B                    625,650
                                              ---------------
                                                    1,714,840
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
        3,567  Axos Financial, Inc. (a)               170,681
        5,552  Meta Financial Group, Inc.             275,934
        4,736  PennyMac Financial Services,
                  Inc.                                297,847
        4,800  TFS Financial Corp.                     93,504
        2,154  Walker & Dunlop, Inc.                  222,896
                                              ---------------
                                                    1,060,862
                                              ---------------
               TOBACCO -- 0.3%
        5,821  Philip Morris International,
                  Inc.                                582,624
       11,702  Vector Group Ltd.                      156,339
                                              ---------------
                                                      738,963
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.8%
        3,854  Boise Cascade Co.                      197,132
        3,698  Fastenal Co.                           202,540
        4,507  Global Industrial Co.                  178,117
        2,508  Herc Holdings, Inc. (a)                311,092
        1,727  SiteOne Landscape Supply,
                  Inc. (a)                            301,845
        1,700  Watsco, Inc.                           480,148
                                              ---------------
                                                    1,670,874
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.0%
        1,441  Macquarie Infrastructure Corp.          56,920
                                              ---------------
               WATER UTILITIES -- 0.3%
          693  American States Water Co.               61,206
        2,024  California Water Service Group         126,864
        4,265  Essential Utilities, Inc.              209,497
          675  Middlesex Water Co.                     68,675
        1,776  SJW Group                              122,420
                                              ---------------
                                                      588,662
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        221,067,216
               (Cost $173,567,958)            ---------------

               MONEY MARKET FUNDS -- 1.2%
    2,287,678  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (e) (f)                     2,287,678
      273,861  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (e)                   273,861
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                           2,561,539
               (Cost $2,561,539)              ---------------

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.1%    $   223,628,755
               (Cost $176,129,497) (g)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.1)%            (2,400,024)
                                              ---------------
               NET ASSETS -- 100.0%           $   221,228,731
                                              ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statement. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,204,264 and the total value of the collateral held by the Fund is $2,287,678.

(d)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Rate shown reflects yield as of July 31, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for federal income tax purposes is $177,076,073. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,203,579 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,650,897. The net unrealized appreciation was $46,552,682.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  221,067,216   $           --   $           --
Money Market
   Funds                2,561,539               --               --
                   ------------------------------------------------
Total Investments  $  223,628,755   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 75


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,204,264
Non-cash Collateral(2)                            (2,204,264)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 76                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
        5,240  Curtiss-Wright Corp.           $       619,892
        3,938  Huntington Ingalls Industries,
                  Inc.                                807,802
        5,268  Parsons Corp. (a)                      203,450
        3,015  Textron, Inc.                          208,065
                                              ---------------
                                                    1,839,209
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        4,430  C.H. Robinson Worldwide, Inc.          395,023
                                              ---------------
               AUTO COMPONENTS -- 1.3%
       17,092  BorgWarner, Inc.                       837,166
       18,805  Gentex Corp.                           639,934
        2,365  Lear Corp.                             413,828
                                              ---------------
                                                    1,890,928
                                              ---------------
               AUTOMOBILES -- 0.8%
        9,176  Thor Industries, Inc.                1,086,071
                                              ---------------
               BANKS -- 7.2%
       19,679  Bank OZK                               801,132
        9,580  BOK Financial Corp.                    804,816
       11,627  Comerica, Inc.                         798,310
        2,782  Commerce Bancshares, Inc.              196,771
        3,703  Cullen/Frost Bankers, Inc.             397,406
        5,785  East West Bancorp, Inc.                411,603
          498  First Citizens BancShares,
                  Inc., Class A                       389,730
       48,010  First Horizon Corp.                    741,754
        4,696  Pinnacle Financial Partners,
                  Inc.                                420,808
       11,056  Popular, Inc.                          804,435
       11,556  Prosperity Bancshares, Inc.            788,004
        5,072  South State Corp.                      349,156
       14,180  Synovus Financial Corp.                579,962
       17,045  United Bankshares, Inc.                588,734
       46,331  Valley National Bancorp                597,207
        7,778  Webster Financial Corp.                374,122
        2,236  Western Alliance Bancorp               207,545
       15,695  Zions Bancorp N.A.                     818,494
                                              ---------------
                                                   10,069,989
                                              ---------------
               BEVERAGES -- 0.1%
        3,864  Molson Coors Beverage Co.,
                  Class B (a)                         188,911
                                              ---------------
               BIOTECHNOLOGY -- 0.6%
        4,626  United Therapeutics Corp. (a)          841,608
                                              ---------------
               BUILDING PRODUCTS -- 1.9%
        2,877  A.O. Smith Corp.                       202,339
        1,487  Allegion PLC                           203,124
        1,932  Armstrong World Industries,
                  Inc.                                209,004
       24,308  Builders FirstSource, Inc. (a)       1,081,706
       10,593  Owens Corning                        1,018,623
                                              ---------------
                                                    2,714,796
                                              ---------------
               CAPITAL MARKETS -- 3.8%
        4,035  Affiliated Managers Group, Inc.        639,306
        3,485  Cboe Global Markets, Inc.              412,868
        5,892  Evercore, Inc., Class A                778,922
       31,035  Invesco Ltd.                           756,633

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       30,323  Jefferies Financial Group,
                  Inc.                        $     1,006,420
        9,167  Lazard Ltd., Class A                   432,682
        1,538  LPL Financial Holdings, Inc.           216,920
        6,695  SEI Investments Co.                    407,056
        9,594  Stifel Financial Corp.                 638,385
                                              ---------------
                                                    5,289,192
                                              ---------------
               CHEMICALS -- 3.8%
        7,110  Ashland Global Holdings, Inc.          604,848
       12,093  CF Industries Holdings, Inc.           571,394
        5,958  Chemours (The) Co.                     198,104
       17,740  Element Solutions, Inc.                414,939
       39,101  Huntsman Corp.                       1,032,658
        1,388  International Flavors &
                  Fragrances, Inc.                    209,088
       32,497  Mosaic (The) Co.                     1,014,881
        1,931  NewMarket Corp.                        610,022
        9,209  Westlake Chemical Corp.                763,610
                                              ---------------
                                                    5,419,544
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
        4,452  Clean Harbors, Inc. (a)                422,940
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       10,935  Ciena Corp. (a)                        635,761
        7,585  Juniper Networks, Inc.                 213,442
                                              ---------------
                                                      849,203
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.9%
        5,865  MasTec, Inc. (a)                       593,714
        4,579  Quanta Services, Inc.                  416,231
          878  Valmont Industries, Inc.               208,042
                                              ---------------
                                                    1,217,987
                                              ---------------
               CONSUMER FINANCE -- 2.7%
        1,827  Credit Acceptance Corp. (a)            885,675
       17,308  OneMain Holdings, Inc.               1,055,788
       28,553  Santander Consumer USA
                  Holdings, Inc.                    1,171,529
       39,618  SLM Corp.                              746,007
                                              ---------------
                                                    3,858,999
                                              ---------------
               CONTAINERS & PACKAGING -- 2.2%
       12,720  Berry Global Group, Inc. (a)           817,769
        4,060  Crown Holdings, Inc.                   405,026
       34,302  Graphic Packaging Holding Co.          657,569
       14,993  Silgan Holdings, Inc.                  607,516
        6,202  Sonoco Products Co.                    395,626
        3,896  WestRock Co.                           191,722
                                              ---------------
                                                    3,075,228
                                              ---------------
               DISTRIBUTORS -- 0.5%
       12,640  LKQ Corp. (a)                          641,480
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
        9,222  Grand Canyon Education,
                  Inc. (a)                            851,836

                        See Notes to Financial Statements                Page 77


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        7,740  Service Corp. International    $       483,673
                                              ---------------
                                                    1,335,509
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
       13,490  Voya Financial, Inc.                   868,756
                                              ---------------
               ELECTRIC UTILITIES -- 4.0%
       11,159  Alliant Energy Corp.                   653,136
       13,728  Evergy, Inc.                           895,340
       14,715  Hawaiian Electric Industries,
                  Inc.                                637,748
        6,383  IDACORP, Inc.                          673,087
        5,145  NRG Energy, Inc.                       212,180
       24,655  OGE Energy Corp.                       832,106
       10,119  Pinnacle West Capital Corp.            845,443
       18,003  Portland General Electric Co.          880,347
                                              ---------------
                                                    5,629,387
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        2,219  Acuity Brands, Inc.                    389,168
        1,109  Hubbell, Inc.                          222,310
        4,660  Regal Beloit Corp.                     686,092
                                              ---------------
                                                    1,297,570
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.2%
        9,108  Arrow Electronics, Inc. (a)          1,079,935
       10,705  Jabil, Inc.                            637,376
          814  Littelfuse, Inc.                       216,516
        6,814  SYNNEX Corp.                           814,546
       12,732  Vontier Corp.                          411,880
                                              ---------------
                                                    3,160,253
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.4%
        9,060  Brixmor Property Group, Inc.           208,561
       16,916  Cousins Properties, Inc.               671,903
       20,603  Healthcare Realty Trust, Inc.          656,824
        7,769  Healthcare Trust of America,
                  Inc., Class A                       222,116
        4,591  Highwoods Properties, Inc.             218,945
       14,892  Kilroy Realty Corp.                  1,031,569
       49,738  Kimco Realty Corp.                   1,060,912
       13,271  National Retail Properties,
                  Inc.                                648,554
       11,432  Omega Healthcare Investors,
                  Inc.                                414,753
       33,686  Physicians Realty Trust                638,350
        1,402  PS Business Parks, Inc.                215,445
       10,368  SL Green Realty Corp.                  772,001
        4,334  Spirit Realty Capital, Inc.            217,653
        6,011  STORE Capital Corp.                    217,538
        5,560  WP Carey, Inc.                         448,636
                                              ---------------
                                                    7,643,760
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.8%
       21,098  Albertsons Cos., Inc., Class A         455,717
        3,196  Casey's General Stores, Inc.           631,881
                                              ---------------
                                                    1,087,598
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS -- 2.8%
       13,268  Bunge Ltd.                     $     1,029,995
       25,711  Flowers Foods, Inc.                    605,751
       28,054  Pilgrim's Pride Corp. (a)              621,396
        5,736  Post Holdings, Inc. (a)                587,022
          269  Seaboard Corp.                       1,105,590
                                              ---------------
                                                    3,949,754
                                              ---------------
               GAS UTILITIES -- 2.2%
        8,632  Atmos Energy Corp.                     851,029
        7,939  National Fuel Gas Co.                  408,303
       11,191  ONE Gas, Inc.                          825,672
       22,394  UGI Corp.                            1,029,900
                                              ---------------
                                                    3,114,904
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.5%
        4,801  Envista Holdings Corp. (a)             206,827
        3,652  Hill-Rom Holdings, Inc.                505,656
                                              ---------------
                                                      712,483
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.0%
        3,307  Acadia Healthcare Co., Inc. (a)        204,108
        2,659  Encompass Health Corp.                 221,362
        5,590  Henry Schein, Inc. (a)                 448,039
       23,846  Premier, Inc., Class A                 849,871
        7,084  Universal Health Services,
                  Inc., Class B                     1,136,344
                                              ---------------
                                                    2,859,724
                                              ---------------
               HOUSEHOLD DURABLES -- 4.1%
       25,468  KB Home                              1,080,862
        8,007  Leggett & Platt, Inc.                  384,576
        5,394  Mohawk Industries, Inc. (a)          1,051,291
       22,649  Newell Brands, Inc.                    560,563
       19,002  PulteGroup, Inc.                     1,042,640
       14,350  Toll Brothers, Inc.                    850,524
        3,807  Whirlpool Corp.                        843,403
                                              ---------------
                                                    5,813,859
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
       20,503  Reynolds Consumer Products,
                  Inc.                                583,310
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
       11,182  Vistra Corp.                           214,135
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
        1,085  Carlisle Cos., Inc.                    219,431
                                              ---------------
               INSURANCE -- 10.9%
        1,243  Alleghany Corp. (a)                    824,233
        8,315  American Financial Group, Inc.       1,051,764
        2,656  Assurant, Inc.                         419,143
        8,465  Axis Capital Holdings Ltd.             430,615
       18,239  CNA Financial Corp.                    802,699
        4,340  Enstar Group Ltd. (a)                1,115,467
        3,293  Everest Re Group Ltd.                  832,569
       23,860  Fidelity National Financial,
                  Inc.                              1,064,395
       16,632  First American Financial Corp.       1,119,500

Page 78                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        8,711  Globe Life, Inc.               $       811,081
        7,647  Hanover Insurance Group (The),
                   Inc.                             1,039,227
       14,032  Kemper Corp.                           926,252
        6,600  Lincoln National Corp.                 406,692
       41,629  Old Republic International
                  Corp.                             1,026,571
        2,709  Primerica, Inc.                        396,110
        7,277  Reinsurance Group of America,
                  Inc.                                801,780
       10,224  Selective Insurance Group, Inc.        831,723
       36,513  Unum Group                           1,000,456
        5,575  W.R. Berkley Corp.                     407,923
                                              ---------------
                                                   15,308,200
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
       79,223  Qurate Retail, Inc., Series A          939,585
                                              ---------------
               IT SERVICES -- 2.0%
       15,977  DXC Technology Co. (a)                 638,761
        4,567  Genpact Ltd.                           227,482
        7,074  MAXIMUS, Inc.                          629,586
       58,199  SolarWinds Corp. (a)                   654,157
       27,087  Western Union (The) Co.                628,689
                                              ---------------
                                                    2,778,675
                                              ---------------
               LEISURE PRODUCTS -- 0.6%
        6,246  Brunswick Corp.                        652,082
        1,514  Polaris, Inc.                          198,440
                                              ---------------
                                                      850,522
                                              ---------------
               MACHINERY -- 3.4%
        4,771  AGCO Corp.                             630,297
       15,656  Allison Transmission Holdings,
                  Inc.                                624,831
        4,527  Colfax Corp. (a)                       207,699
        4,492  Crane Co.                              436,757
        3,264  Donaldson Co., Inc.                    216,044
        5,142  Flowserve Corp.                        216,427
        1,575  Lincoln Electric Holdings, Inc.        219,602
          945  Nordson Corp.                          213,693
        3,327  Oshkosh Corp.                          397,743
        1,040  RBC Bearings, Inc. (a)                 244,400
        2,786  Snap-on, Inc.                          607,292
        7,719  Timken (The) Co.                       613,660
        1,687  Woodward, Inc.                         205,072
                                              ---------------
                                                    4,833,517
                                              ---------------
               MEDIA -- 1.9%
       24,808  DISH Network Corp.,
                  Class A (a)                       1,039,207
       24,145  News Corp., Class A                    594,692
        7,014  Nexstar Media Group, Inc.,
                  Class A                           1,031,549
                                              ---------------
                                                    2,665,448
                                              ---------------
               METALS & MINING -- 1.4%
        6,872  Reliance Steel & Aluminum Co.        1,079,935
       13,919  Steel Dynamics, Inc.                   897,079
                                              ---------------
                                                    1,977,014
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.0%
       61,396  AGNC Investment Corp.          $       974,355
      116,778  Annaly Capital Management,
                  Inc.                                991,445
       13,009  Blackstone Mortgage Trust,
                  Inc., Class A                       421,752
       15,849  Starwood Property Trust, Inc.          412,549
                                              ---------------
                                                    2,800,101
                                              ---------------
               MULTILINE RETAIL -- 0.9%
       18,816  Kohl's Corp.                           955,853
       21,879  Macy's, Inc. (a)                       371,943
                                              ---------------
                                                    1,327,796
                                              ---------------
               MULTI-UTILITIES -- 2.1%
       12,639  Black Hills Corp.                      855,028
       33,834  CenterPoint Energy, Inc.               861,414
       26,472  MDU Resources Group, Inc.              839,692
       16,930  NiSource, Inc.                         419,356
                                              ---------------
                                                    2,975,490
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.1%
       47,515  Cabot Oil & Gas Corp.                  760,240
       10,908  Continental Resources, Inc.            372,508
       27,950  EQT Corp. (a)                          514,000
       12,609  HollyFrontier Corp.                    370,705
       45,684  Marathon Oil Corp.                     529,478
        9,332  Targa Resources Corp.                  392,970
                                              ---------------
                                                    2,939,901
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.7%
       17,200  Louisiana-Pacific Corp.                953,568
                                              ---------------
               PHARMACEUTICALS -- 0.6%
        3,501  Jazz Pharmaceuticals PLC (a)           593,489
        4,523  Perrigo Co. PLC                        217,240
                                              ---------------
                                                      810,729
                                              ---------------
               PROFESSIONAL SERVICES -- 1.8%
        4,279  ASGN, Inc. (a)                         432,735
        3,250  CACI International, Inc.,
                  Class A (a)                         867,620
        3,037  FTI Consulting, Inc. (a)               442,491
        2,331  Robert Half International, Inc.        228,928
        7,090  Science Applications
                  International Corp.                 618,957
                                              ---------------
                                                    2,590,731
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
        2,127  Howard Hughes (The) Corp. (a)          197,194
        4,246  Jones Lang LaSalle, Inc. (a)           945,033
                                              ---------------
                                                    1,142,227
                                              ---------------
               ROAD & RAIL -- 1.5%
        1,409  AMERCO                                 828,436
       22,812  Knight-Swift Transportation
                  Holdings, Inc.                    1,133,528
        1,312  Landstar System, Inc.                  205,984
                                              ---------------
                                                    2,167,948
                                              ---------------

                        See Notes to Financial Statements                Page 79


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
       43,813  Amkor Technology, Inc.         $     1,079,552
                                              ---------------
               SOFTWARE -- 0.6%
       16,696  CDK Global, Inc.                       801,241
                                              ---------------
               SPECIALTY RETAIL -- 3.7%
        2,022  Advance Auto Parts, Inc.               428,785
       10,936  AutoNation, Inc. (a)                 1,326,865
       10,352  Dick's Sporting Goods, Inc.          1,078,057
       16,827  Foot Locker, Inc.                      960,149
        6,163  Gap (The), Inc.                        179,775
       13,737  Penske Automotive Group, Inc.        1,217,098
                                              ---------------
                                                    5,190,729
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
       44,146  Xerox Holdings Corp.                 1,065,243
                                              ---------------
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 0.9%
        6,030  Carter's, Inc.                         589,372
        2,110  Columbia Sportswear Co.                210,198
        1,926  PVH Corp. (a)                          201,498
        4,769  Tapestry, Inc. (a)                     201,729
                                              ---------------
                                                    1,202,797
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.9%
       23,071  Essent Group Ltd.                    1,042,117
       76,252  MGIC Investment Corp.                1,055,328
       75,281  New York Community Bancorp,
                  Inc.                                886,810
       46,606  Radian Group, Inc.                   1,052,364
                                              ---------------
                                                    4,036,619
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
       24,846  Air Lease Corp.                      1,052,477
        4,624  MSC Industrial Direct Co.,
                  Inc., Class A                       412,322
        4,034  WESCO International, Inc. (a)          429,419
                                              ---------------
                                                    1,894,218
                                              ---------------
               TOTAL INVESTMENTS -- 99.9%         140,623,392
               (Cost $132,267,819) (b)

               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                 150,129
                                              ---------------
               NET ASSETS -- 100.0%           $   140,773,521
                                              ===============

(a)   Non-income producing security.

(b)   Aggregate cost for federal income tax purposes is $132,712,465. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,525,845 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,614,918. The net unrealized appreciation was $7,910,927.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  140,623,392   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

Page 80                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.2%
       19,678  Axon Enterprise, Inc. (a)      $     3,660,502
       11,973  BWX Technologies, Inc.                 687,609
       45,382  Virgin Galactic Holdings,
                  Inc. (a) (b)                      1,361,006
                                              ---------------
                                                    5,709,117
                                              ---------------
               AIRLINES -- 0.4%
       98,425  American Airlines Group,
                  Inc. (a)                          2,005,902
                                              ---------------
               AUTO COMPONENTS -- 0.8%
       22,349  Fox Factory Holding Corp. (a)        3,610,257
                                              ---------------
               AUTOMOBILES -- 0.1%
       41,946  Workhorse Group, Inc. (a) (b)          484,057
                                              ---------------
               BANKS -- 1.6%
       56,659  First Financial Bankshares,
                  Inc.                              2,767,225
       37,903  Glacier Bancorp, Inc.                1,954,279
       11,332  Signature Bank                       2,572,024
                                              ---------------
                                                    7,293,528
                                              ---------------
               BEVERAGES -- 1.4%
        2,043  Boston Beer (The) Co., Inc.,
                  Class A (a)                       1,450,530
       45,728  Celsius Holdings, Inc. (a)           3,138,313
       44,203  National Beverage Corp.              2,005,932
                                              ---------------
                                                    6,594,775
                                              ---------------
               BIOTECHNOLOGY -- 7.3%
        5,545  Acceleron Pharma, Inc. (a)             693,458
       16,802  Arrowhead Pharmaceuticals,
                  Inc. (a)                          1,164,210
       27,036  Beam Therapeutics, Inc. (a)          2,487,312
       28,676  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)             3,613,463
        7,913  Blueprint Medicines Corp. (a)          695,315
       38,020  CareDx, Inc. (a)                     3,195,201
        8,595  CRISPR Therapeutics AG (a)           1,040,167
       35,489  Denali Therapeutics, Inc. (a)        1,811,004
       36,862  Editas Medicine, Inc. (a)            1,543,043
       11,050  Emergent BioSolutions, Inc. (a)        728,195
       24,054  Fate Therapeutics, Inc. (a)          1,991,671
       61,293  Halozyme Therapeutics, Inc. (a)      2,533,240
       17,188  Intellia Therapeutics, Inc. (a)      2,438,118
       24,521  Natera, Inc. (a)                     2,808,145
        7,152  Neurocrine Biosciences,
                  Inc. (a)                            666,638
      515,464  OPKO Health, Inc. (a)                1,773,196
       24,495  Sage Therapeutics, Inc. (a)          1,071,166
       17,936  TG Therapeutics, Inc. (a)              627,581
       15,664  Twist Bioscience Corp. (a)           1,927,455
       29,439  Vir Biotechnology, Inc. (a)          1,049,500
                                              ---------------
                                                   33,858,078
                                              ---------------
               BUILDING PRODUCTS -- 3.4%
       29,849  Advanced Drainage Systems,
                  Inc.                              3,644,264
       32,777  AZEK (The) Co., Inc. (a)             1,192,100
       27,946  Fortune Brands Home &
                  Security, Inc.                    2,723,897

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        7,935  Lennox International, Inc.     $     2,614,027
       25,203  Simpson Manufacturing Co., Inc.      2,834,833
       27,232  Trex Co., Inc. (a)                   2,644,227
                                              ---------------
                                                   15,653,348
                                              ---------------
               CAPITAL MARKETS -- 3.4%
       55,939  Apollo Global Management, Inc.       3,292,569
       54,714  Ares Management Corp.,
                  Class A                           3,918,070
       74,857  Carlyle Group (The), Inc.            3,778,033
        2,070  FactSet Research Systems, Inc.         739,570
       10,827  Morningstar, Inc.                    2,735,225
       16,462  Tradeweb Markets, Inc., Class A      1,427,749
                                              ---------------
                                                   15,891,216
                                              ---------------
               CHEMICALS -- 2.5%
       75,214  Olin Corp.                           3,537,314
        5,871  Quaker Chemical Corp.                1,477,965
       15,698  RPM International, Inc.              1,359,290
       10,875  Scotts Miracle-Gro (The) Co.         1,924,440
      107,192  Valvoline, Inc.                      3,288,651
                                              ---------------
                                                   11,587,660
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
      257,968  ADT, Inc.                            2,706,084
       12,757  IAA, Inc. (a)                          771,544
       12,608  MSA Safety, Inc.                     2,073,764
       11,408  Tetra Tech, Inc.                     1,523,196
                                              ---------------
                                                    7,074,588
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
        7,455  F5 Networks, Inc. (a)                1,539,532
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.5%
       74,902  WillScot Mobile Mini Holdings
                  Corp. (a)                         2,150,436
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.8%
       24,481  Eagle Materials, Inc.                3,459,655
                                              ---------------
               CONTAINERS & PACKAGING -- 1.0%
        9,878  AptarGroup, Inc.                     1,273,472
       58,723  Sealed Air Corp.                     3,332,530
                                              ---------------
                                                    4,606,002
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        8,370  Chegg, Inc. (a)                        741,833
       13,969  Frontdoor, Inc. (a)                    683,643
       14,588  Terminix Global Holdings,
                  Inc. (a)                            765,870
       52,715  Vivint Smart Home, Inc. (a)            646,813
                                              ---------------
                                                    2,838,159
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
       10,090  Bandwidth, Inc., Class A (a)         1,308,269
       17,400  Iridium Communications,
                  Inc. (a)                            734,802
                                              ---------------
                                                    2,043,071
                                              ---------------

                        See Notes to Financial Statements                Page 81


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.0%
       51,795  Bloom Energy Corp.,
                  Class A (a)                 $     1,129,131
      127,454  Vertiv Holdings Co.                  3,573,810
                                              ---------------
                                                    4,702,941
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
       30,870  Advanced Energy Industries,
                  Inc.                              3,202,762
       38,343  II-VI, Inc. (a)                      2,676,725
                                              ---------------
                                                    5,879,487
                                              ---------------
               ENTERTAINMENT -- 1.1%
       49,111  AMC Entertainment Holdings,
                  Inc., Class A (a) (b)             1,818,089
       38,613  Warner Music Group Corp.,
                  Class A                           1,459,185
      196,393  Zynga, Inc., Class A (a)             1,983,570
                                              ---------------
                                                    5,260,844
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 7.6%
       53,732  American Homes 4 Rent,
                  Class A                           2,256,744
       15,736  Camden Property Trust                2,350,801
        5,170  CoreSite Realty Corp.                  714,546
       60,093  CubeSmart                            2,984,218
        9,728  CyrusOne, Inc.                         693,315
       12,697  EastGroup Properties, Inc.           2,237,465
       18,732  Equity LifeStyle Properties,
                  Inc.                              1,569,742
       39,968  First Industrial Realty Trust,
                  Inc.                              2,189,447
       30,036  Gaming and Leisure Properties,
                  Inc.                              1,421,904
       14,575  Innovative Industrial
                  Properties, Inc.                  3,133,479
       65,773  Iron Mountain, Inc.                  2,878,226
       19,995  Lamar Advertising Co., Class A       2,131,467
       25,931  Life Storage, Inc.                   3,043,262
       34,623  Medical Properties Trust, Inc.         728,122
       12,219  Rexford Industrial Realty, Inc.        751,713
       26,593  Safehold, Inc.                       2,401,880
       55,777  STAG Industrial, Inc.                2,304,706
       21,569  Terreno Realty Corp.                 1,474,457
                                              ---------------
                                                   35,265,494
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
       73,124  BJ's Wholesale Club Holdings,
                  Inc. (a)                          3,702,999
       20,074  Grocery Outlet Holding
                  Corp. (a)                           664,851
                                              ---------------
                                                    4,367,850
                                              ---------------
               FOOD PRODUCTS -- 1.8%
       13,254  Beyond Meat, Inc. (a)                1,626,266
       41,235  Darling Ingredients, Inc. (a)        2,848,101
       12,813  Freshpet, Inc. (a)                   1,876,464
       17,347  Hain Celestial Group (The),
                  Inc. (a)                            692,319

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        7,192  Lancaster Colony Corp.         $     1,423,081
                                              ---------------
                                                    8,466,231
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.5%
       16,405  Glaukos Corp. (a)                      836,655
       35,903  Globus Medical, Inc.,
                  Class A (a)                       2,986,053
        3,383  ICU Medical, Inc. (a)                  687,730
       14,917  Inari Medical, Inc. (a)              1,339,397
       20,396  Integra LifeSciences Holdings
                  Corp. (a)                         1,476,466
       30,230  Neogen Corp. (a)                     1,316,819
        4,195  Nevro Corp. (a)                        650,225
        7,614  Penumbra, Inc. (a)                   2,027,075
       10,861  Quidel Corp. (a)                     1,536,506
       18,342  Shockwave Medical, Inc. (a)          3,338,244
       22,815  STAAR Surgical Co. (a)               2,918,495
       14,286  Tandem Diabetes Care, Inc. (a)       1,552,460
                                              ---------------
                                                   20,666,125
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 3.0%
       50,776  AdaptHealth Corp. (a)                1,136,875
        2,845  Amedisys, Inc. (a)                     741,464
        1,469  Chemed Corp.                           699,273
       25,777  Covetrus, Inc. (a)                     656,282
       24,086  Ensign Group (The), Inc.             2,048,996
        3,478  LHC Group, Inc. (a)                    748,396
       58,972  Progyny, Inc. (a)                    3,284,151
       31,287  R1 RCM, Inc. (a)                       669,855
       51,937  Tenet Healthcare Corp. (a)           3,731,154
                                              ---------------
                                                   13,716,446
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.1%
        7,200  Inspire Medical Systems,
                  Inc. (a)                          1,318,752
      146,191  Multiplan Corp. (a)                  1,176,838
       18,380  Omnicell, Inc. (a)                   2,692,670
                                              ---------------
                                                    5,188,260
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.3%
       45,265  Boyd Gaming Corp. (a)                2,580,105
       44,934  Scientific Games Corp. (a)           2,772,877
       13,003  Shake Shack, Inc., Class A (a)       1,307,322
       35,118  Travel + Leisure Co.                 1,819,113
       13,243  Wingstop, Inc.                       2,268,658
                                              ---------------
                                                   10,748,075
                                              ---------------
               HOUSEHOLD DURABLES -- 1.9%
       12,203  Helen of Troy Ltd. (a)               2,726,028
       88,786  Tempur Sealy International,
                  Inc.                              3,841,770
       10,557  TopBuild Corp. (a)                   2,139,799
                                              ---------------
                                                    8,707,597
                                              ---------------
               INSURANCE -- 1.8%
       39,287  Brown & Brown, Inc.                  2,137,213
        4,227  Kinsale Capital Group, Inc.            755,132
        4,675  RenaissanceRe Holdings Ltd.            713,826
       13,310  RLI Corp.                            1,442,538

Page 82                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       30,230  Trupanion, Inc. (a)            $     3,477,054
                                              ---------------
                                                    8,525,763
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
      108,358  fuboTV, Inc. (a) (b)                 2,821,642
                                              ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 1.6%
       26,192  Chewy, Inc., Class A (a)             2,192,270
        6,947  Stamps.com, Inc. (a)                 2,270,002
       57,702  Stitch Fix, Inc., Class A (a)        3,111,292
                                              ---------------
                                                    7,573,564
                                              ---------------
               IT SERVICES -- 0.2%
        4,257  Jack Henry & Associates, Inc.          741,101
                                              ---------------
               LEISURE PRODUCTS -- 1.6%
      173,105  Mattel, Inc. (a)                     3,759,840
       37,896  YETI Holdings, Inc. (a)              3,650,522
                                              ---------------
                                                    7,410,362
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.0%
       45,790  Bruker Corp.                         3,766,227
       15,758  Medpace Holdings, Inc. (a)           2,772,463
       59,699  Pacific Biosciences of
                  California, Inc. (a)              1,919,323
       10,458  Repligen Corp. (a)                   2,569,531
       31,105  Syneos Health, Inc. (a)              2,789,185
                                              ---------------
                                                   13,816,729
                                              ---------------
               MACHINERY -- 1.7%
       19,024  Chart Industries, Inc. (a)           2,957,281
       27,579  Graco, Inc.                          2,153,368
       25,332  Toro (The) Co.                       2,881,262
                                              ---------------
                                                    7,991,911
                                              ---------------
               MEDIA -- 0.7%
       81,531  Altice USA, Inc., Class A (a)        2,505,448
       20,562  Magnite, Inc. (a)                      623,028
                                              ---------------
                                                    3,128,476
                                              ---------------
               METALS & MINING -- 0.9%
      161,383  Cleveland-Cliffs, Inc. (a)           4,034,575
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.6%
       24,789  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.      1,408,015
      131,421  New Residential Investment
                  Corp.                             1,282,669
                                              ---------------
                                                    2,690,684
                                              ---------------
               MULTILINE RETAIL -- 0.3%
       16,541  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                1,539,967
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.9%
      267,901  Antero Midstream Corp.               2,545,060
      160,862  APA Corp.                            3,016,163

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       37,057  Diamondback Energy, Inc.       $     2,858,206
      110,558  Ovintiv, Inc.                        2,836,918
        1,302  Texas Pacific Land Corp.             1,943,300
                                              ---------------
                                                   13,199,647
                                              ---------------
               PERSONAL PRODUCTS -- 0.7%
       65,987  Herbalife Nutrition Ltd. (a)         3,361,378
                                              ---------------
               PHARMACEUTICALS -- 0.2%
        9,040  Arvinas, Inc. (a)                      913,944
                                              ---------------
               PROFESSIONAL SERVICES -- 1.3%
       24,512  Booz Allen Hamilton Holding
                  Corp.                             2,103,375
        9,599  TriNet Group, Inc. (a)                 796,525
       59,693  Upwork, Inc. (a)                     3,091,500
                                              ---------------
                                                    5,991,400
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       89,742  eXp World Holdings, Inc. (a)         3,223,533
       10,974  Redfin Corp. (a)                       642,747
                                              ---------------
                                                    3,866,280
                                              ---------------
               ROAD & RAIL -- 0.5%
        9,965  Saia, Inc. (a)                       2,252,090
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
       36,519  Brooks Automation, Inc.              3,250,556
       24,529  Cirrus Logic, Inc. (a)               2,025,850
       34,895  Diodes, Inc. (a)                     2,861,390
       15,376  First Solar, Inc. (a)                1,322,951
       49,544  Lattice Semiconductor Corp. (a)      2,811,622
       43,440  MACOM Technology Solutions
                  Holdings, Inc. (a)                2,681,117
       15,641  MKS Instruments, Inc.                2,446,878
       16,963  Power Integrations, Inc.             1,645,242
       20,232  Semtech Corp. (a)                    1,252,563
       47,630  SunPower Corp. (a)                   1,179,795
                                              ---------------
                                                   21,477,964
                                              ---------------
               SOFTWARE -- 13.1%
       25,068  8x8, Inc. (a)                          640,738
       18,739  ACI Worldwide, Inc. (a)                642,748
        8,214  Alarm.com Holdings, Inc. (a)           683,569
        5,051  Appian Corp. (a)                       588,088
       10,117  Aspen Technology, Inc. (a)           1,479,712
       15,199  Bill.com Holdings, Inc. (a)          3,143,457
        6,257  Blackline, Inc. (a)                    715,738
       26,085  Cerence, Inc. (a)                    2,804,398
       36,614  Digital Turbine, Inc. (a)            2,304,851
        7,079  Dolby Laboratories, Inc.,
                  Class A                             687,371
      114,793  Dropbox, Inc., Class A (a)           3,614,832
       47,645  Dynatrace, Inc. (a)                  3,043,086
        9,175  Envestnet, Inc. (a)                    690,235
        5,117  Everbridge, Inc. (a)                   722,623
       68,828  FireEye, Inc. (a)                    1,390,326
       11,381  Five9, Inc. (a)                      2,290,882

                        See Notes to Financial Statements                Page 83


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       25,297  J2 Global, Inc. (a)            $     3,573,707
       33,011  LivePerson, Inc. (a)                 2,102,471
       14,410  Manhattan Associates, Inc. (a)       2,300,268
       41,235  Medallia, Inc. (a)                   1,396,629
        4,187  MicroStrategy, Inc.,
                  Class A (a) (b)                   2,621,104
       33,026  Momentive Global, Inc. (a)             693,546
       20,782  New Relic, Inc. (a)                  1,435,621
       72,829  Nutanix, Inc., Class A (a)           2,623,301
       32,682  PagerDuty, Inc. (a)                  1,326,562
        3,648  Paylocity Holding Corp. (a)            756,814
       14,998  Pegasystems, Inc.                    1,914,345
       29,411  Rapid7, Inc. (a)                     3,345,501
       40,875  Sailpoint Technologies
                  Holdings, Inc. (a)                2,043,341
       28,866  Smartsheet, Inc., Class A (a)        2,094,228
       33,657  Tenable Holdings, Inc. (a)           1,440,520
       36,235  Varonis Systems, Inc. (a)            2,217,582
       24,999  Workiva, Inc. (a)                    3,244,120
                                              ---------------
                                                   60,572,314
                                              ---------------
               SPECIALTY RETAIL -- 5.3%
       14,400  Five Below, Inc. (a)                 2,799,648
       32,916  Floor & Decor Holdings, Inc.,
                  Class A (a)                       4,016,081
       48,283  L Brands, Inc.                       3,866,020
        8,098  Lithia Motors, Inc.                  3,054,728
       54,439  National Vision Holdings,
                  Inc. (a)                          2,938,617
        5,127  RH (a)                               3,404,738
       33,249  Vroom, Inc. (a)                      1,231,543
       21,794  Williams-Sonoma, Inc.                3,306,150
                                              ---------------
                                                   24,617,525
                                              ---------------
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 1.7%
       29,861  Crocs, Inc. (a)                      4,055,422
        9,060  Deckers Outdoor Corp. (a)            3,722,301
                                              ---------------
                                                    7,777,723
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
       33,821  PennyMac Financial Services,
                  Inc.                              2,127,003
       34,279  TFS Financial Corp.                    667,755
                                              ---------------
                                                    2,794,758
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.2%
       12,335  SiteOne Landscape Supply,
                  Inc. (a)                          2,155,911
       12,136  Watsco, Inc.                         3,427,692
                                              ---------------
                                                    5,583,603
                                              ---------------
               WATER UTILITIES -- 0.3%
       30,456  Essential Utilities, Inc.            1,495,999
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       463,548,130
               (Cost $402,991,144)            ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.7%
    8,090,705  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)               $     8,090,705
               (Cost $8,090,705)              ---------------

               TOTAL INVESTMENTS -- 101.7%        471,638,835
               (Cost $411,081,849) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.7)%            (8,066,715)
                                              ---------------
               NET ASSETS -- 100.0%            $  463,572,120
                                              ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,746,456 and the total value of the collateral held by the Fund is $8,090,705.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $415,193,335. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $71,018,908 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,573,408. The net unrealized appreciation was $56,445,500.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  463,548,130   $           --   $           --
Money Market
   Funds                8,090,705               --               --
                   ------------------------------------------------
Total Investments  $  471,638,835   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

Page 84                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     7,746,456
Non-cash Collateral(2)                             (7,746,456)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 85


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AIR FREIGHT & LOGISTICS -- 1.0%
       25,627  Atlas Air Worldwide Holdings,
                  Inc. (a)                    $     1,716,240
       15,569  Hub Group, Inc., Class A (a)         1,031,914
                                              ---------------
                                                    2,748,154
                                              ---------------
               AIRLINES -- 0.5%
       32,420  SkyWest, Inc. (a)                    1,312,686
                                              ---------------
               AUTO COMPONENTS -- 0.7%
       14,410  Dana, Inc.                             348,146
       19,123  Patrick Industries, Inc.             1,580,133
                                              ---------------
                                                    1,928,279
                                              ---------------
               AUTOMOBILES -- 0.5%
       20,547  Winnebago Industries, Inc.           1,476,713
                                              ---------------
               BANKS -- 15.3%
       27,575  Ameris Bancorp                       1,340,421
       68,184  Associated Banc-Corp.                1,350,043
       28,370  Atlantic Union Bankshares
                  Corp.                             1,006,284
        5,491  BancFirst Corp.                        304,641
       49,281  BancorpSouth Bank                    1,271,450
       24,067  BankUnited, Inc.                       952,572
       18,956  Banner Corp.                         1,005,426
       26,104  Cathay General Bancorp                 988,559
       18,110  Columbia Banking System, Inc.          632,763
        4,533  Community Bank System, Inc.            324,744
       33,906  CVB Financial Corp.                    646,248
       18,326  Eagle Bancorp, Inc.                  1,008,480
      113,253  F.N.B. Corp.                         1,297,879
       18,705  FB Financial Corp.                     707,236
       58,578  First BanCorp                          710,551
       59,096  First Financial Bancorp              1,329,660
       24,639  First Hawaiian, Inc.                   678,312
       16,690  First Interstate BancSystem,
                  Inc., Class A                       699,645
       16,747  First Merchants Corp.                  682,105
       88,487  Fulton Financial Corp.               1,355,621
       15,707  Hancock Whitney Corp.                  686,553
       29,710  Heartland Financial USA, Inc.        1,355,370
       47,953  Hilltop Holdings, Inc.               1,519,151
       28,295  Home BancShares, Inc.                  599,288
       72,464  Hope Bancorp, Inc.                     960,148
        4,543  Independent Bank Corp.                 321,099
        9,441  Independent Bank Group, Inc.           658,038
       23,922  International Bancshares Corp.         934,872
       48,953  Investors Bancorp, Inc.                676,530
       28,564  NBT Bancorp, Inc.                      995,455
       79,292  Old National Bancorp                 1,275,808
        8,093  Pacific Premier Bancorp, Inc.          307,372
       24,969  PacWest Bancorp                        994,266
        5,939  Park National Corp.                    676,512
       25,688  Renasant Corp.                         903,704
       23,276  Sandy Spring Bancorp, Inc.             968,049
       47,587  Simmons First National Corp.,
                  Class A                           1,295,318
       10,992  Texas Capital Bancshares,
                  Inc. (a)                            692,276

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       45,901  TowneBank                      $     1,368,309
       45,330  Trustmark Corp.                      1,360,807
       11,044  UMB Financial Corp.                  1,033,718
       21,808  United Community Banks, Inc.           628,289
       28,837  WesBanco, Inc.                         930,858
        5,905  Westamerica BanCorp                    328,023
       18,458  Wintrust Financial Corp.             1,317,901
                                              ---------------
                                                   41,080,354
                                              ---------------
               BEVERAGES -- 0.3%
        1,740  Coca-Cola Consolidated, Inc.           694,521
                                              ---------------
               BUILDING PRODUCTS -- 1.6%
       12,573  American Woodmark Corp. (a)            933,545
       40,083  Griffon Corp.                          926,719
       26,590  JELD-WEN Holding, Inc. (a)             704,103
       14,740  PGT Innovations, Inc. (a)              332,829
       11,411  Resideo Technologies, Inc. (a)         336,625
       13,824  UFP Industries, Inc.                 1,026,570
                                              ---------------
                                                    4,260,391
                                              ---------------
               CAPITAL MARKETS -- 1.9%
       41,174  Federated Hermes, Inc.               1,335,685
      113,189  Golub Capital BDC, Inc. (b)          1,786,122
        5,395  Piper Sandler Cos.                     661,913
       50,542  Virtu Financial, Inc., Class A       1,300,951
                                              ---------------
                                                    5,084,671
                                              ---------------
               CHEMICALS -- 2.4%
       14,197  Avient Corp.                           688,838
       44,171  GCP Applied Technologies,
                  Inc. (a)                          1,026,976
       16,152  H.B. Fuller Co.                      1,043,742
       48,748  Kronos Worldwide, Inc.                 678,085
       13,062  Minerals Technologies, Inc.          1,047,834
        3,956  Sensient Technologies Corp.            344,884
        8,540  Stepan Co.                           1,007,293
       11,668  Trinseo S.A.                           634,272
                                              ---------------
                                                    6,471,924
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.4%
       31,489  ABM Industries, Inc.                 1,463,924
       12,466  Brady Corp., Class A                   681,641
       21,240  BrightView Holdings, Inc. (a)          340,477
       14,608  Deluxe Corp.                           641,291
       10,856  Healthcare Services Group, Inc.        283,342
       21,791  Herman Miller, Inc.                    940,282
       15,885  HNI Corp.                              592,511
       39,778  KAR Auction Services, Inc. (a)         655,541
       22,664  Steelcase, Inc., Class A               311,630
        2,972  UniFirst Corp.                         647,212
                                              ---------------
                                                    6,557,851
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
       24,456  NetScout Systems, Inc. (a)             703,355
       14,007  Viasat, Inc. (a)                       695,307
                                              ---------------
                                                    1,398,662
                                              ---------------

Page 86                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       17,495  Arcosa, Inc.                   $       958,026
        8,858  Comfort Systems USA, Inc.              662,136
        9,363  Dycom Industries, Inc. (a)             649,792
       59,312  Primoris Services Corp.              1,773,429
                                              ---------------
                                                    4,043,383
                                              ---------------
               CONSUMER FINANCE -- 2.5%
        4,478  FirstCash, Inc.                        354,658
       72,238  Navient Corp.                        1,475,822
       23,198  Nelnet, Inc., Class A                1,746,809
       45,371  PRA Group, Inc. (a)                  1,759,941
       29,014  PROG Holdings, Inc.                  1,269,943
                                              ---------------
                                                    6,607,173
                                              ---------------
               CONTAINERS & PACKAGING -- 0.6%
       23,059  Greif, Inc., Class A                 1,397,837
       20,974  O-I Glass, Inc. (a)                    310,205
                                              ---------------
                                                    1,708,042
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.3%
       39,181  Adtalem Global Education,
                  Inc. (a)                          1,423,837
        2,749  Graham Holdings Co., Class B         1,827,150
       59,465  H&R Block, Inc.                      1,459,866
       18,351  Strategic Education, Inc.            1,455,051
                                              ---------------
                                                    6,165,904
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
       51,472  Cannae Holdings, Inc. (a)            1,711,444
                                              ---------------
               ELECTRIC UTILITIES -- 1.1%
       19,956  ALLETE, Inc.                         1,403,306
        4,601  MGE Energy, Inc.                       359,430
       21,046  Otter Tail Corp.                     1,068,926
                                              ---------------
                                                    2,831,662
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       13,483  AZZ, Inc.                              714,464
       18,427  Encore Wire Corp.                    1,445,230
        3,500  EnerSys                                345,310
      120,167  GrafTech International Ltd.          1,366,299
                                              ---------------
                                                    3,871,303
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.5%
       43,548  Avnet, Inc.                          1,799,403
        3,425  Insight Enterprises, Inc. (a)          343,801
       35,364  Knowles Corp. (a)                      708,695
       28,378  Methode Electronics, Inc.            1,357,320
       15,089  PC Connection, Inc.                    717,633
       11,241  Plexus Corp. (a)                     1,015,287
       44,794  Sanmina Corp. (a)                    1,720,985
       23,948  TTM Technologies, Inc. (a)             335,033
       61,916  Vishay Intertechnology, Inc.         1,370,201
                                              ---------------
                                                    9,368,358
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
      115,313  Archrock, Inc.                 $       992,845
       70,245  Patterson-UTI Energy, Inc.             563,365
      308,924  Transocean Ltd. (a)                  1,115,216
                                              ---------------
                                                    2,671,426
                                              ---------------
               ENTERTAINMENT -- 0.1%
        4,081  Madison Square Garden
                  Entertainment Corp. (a)             285,507
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.8%
       31,795  Acadia Realty Trust                    680,413
      127,306  Brandywine Realty Trust              1,777,192
      100,369  Columbia Property Trust, Inc.        1,673,151
       28,537  Empire State Realty Trust, Inc.,
                  Class A                             326,178
       13,075  Equity Commonwealth                    343,742
       55,541  Global Net Lease, Inc.               1,025,842
       25,092  Hudson Pacific Properties, Inc.        684,008
      116,848  Lexington Realty Trust               1,536,551
       26,767  LTC Properties, Inc.                 1,013,131
       40,714  Mack-Cali Realty Corp. (a)             732,852
      102,027  Paramount Group, Inc.                  995,783
       94,503  Piedmont Office Realty Trust,
                  Inc., Class A                     1,797,447
       60,972  Retail Properties of America,
                  Inc., Class A                       768,857
       76,722  Sabra Health Care REIT, Inc.         1,426,262
       22,738  SITE Centers Corp.                     360,625
       17,924  Urban Edge Properties                  340,556
                                              ---------------
                                                   15,482,590
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
       56,193  Sprouts Farmers Market,
                  Inc. (a)                          1,381,224
       33,782  Weis Markets, Inc.                   1,778,622
                                              ---------------
                                                    3,159,846
                                              ---------------
               FOOD PRODUCTS -- 2.2%
       28,379  Cal-Maine Foods, Inc.                  990,143
       53,086  Fresh Del Monte Produce, Inc.        1,638,234
       63,466  Hostess Brands, Inc. (a)             1,021,168
        5,468  Sanderson Farms, Inc.                1,021,641
       10,107  Tootsie Roll Industries, Inc.          347,580
       23,074  TreeHouse Foods, Inc. (a)            1,024,486
                                              ---------------
                                                    6,043,252
                                              ---------------
               GAS UTILITIES -- 2.1%
        2,839  Chesapeake Utilities Corp.             353,711
       25,960  New Jersey Resources Corp.             999,979
       26,590  Northwest Natural Holding Co.        1,390,391
       26,376  Southwest Gas Holdings, Inc.         1,844,474
       14,215  Spire, Inc.                          1,008,554
                                              ---------------
                                                    5,597,109
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.1%
        3,635  Integer Holdings Corp. (a)             355,830
                                              ---------------

                        See Notes to Financial Statements                Page 87


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS
                  & SERVICES -- 0.1%
        3,532  AMN Healthcare Services,
                  Inc. (a)                    $       355,178
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.3%
        6,915  Cracker Barrel Old Country
                  Store, Inc.                         941,685
                                              ---------------
               HOUSEHOLD DURABLES -- 4.7%
        1,549  Cavco Industries, Inc. (a)             364,015
       26,234  Century Communities, Inc.            1,821,951
       27,744  La-Z-Boy, Inc.                         931,644
       34,501  M.D.C. Holdings, Inc.                1,839,593
       29,750  M/I Homes, Inc. (a)                  1,925,123
       18,559  Meritage Homes Corp. (a)             2,015,136
       66,071  Taylor Morrison Home Corp. (a)       1,772,024
       81,450  Tri Pointe Homes, Inc. (a)           1,964,574
                                              ---------------
                                                   12,634,060
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.9%
       21,270  Central Garden & Pet Co.,
                  Class A (a)                         921,203
       16,425  Spectrum Brands Holdings, Inc.       1,434,724
                                              ---------------
                                                    2,355,927
                                              ---------------
               INSURANCE -- 5.9%
       53,999  American Equity Investment
                  Life Holding Co.                  1,732,828
       11,746  American National Group, Inc.        1,937,855
        6,604  Argo Group International
                  Holdings Ltd.                       344,266
       36,755  Assured Guaranty Ltd.                1,757,256
        7,526  Brighthouse Financial, Inc. (a)        324,070
       73,888  CNO Financial Group, Inc.            1,687,602
      447,533  Genworth Financial, Inc.,
                  Class A (a)                       1,494,760
       37,310  Horace Mann Educators Corp.          1,485,311
       26,876  Mercury General Corp.                1,634,867
       30,784  Stewart Information Services
                  Corp.                             1,816,564
        1,524  White Mountains Insurance
                  Group Ltd.                        1,724,513
                                              ---------------
                                                   15,939,892
                                              ---------------
               IT SERVICES -- 0.4%
        6,694  Alliance Data Systems Corp.            624,215
        7,257  CSG Systems International, Inc.        329,178
                                              ---------------
                                                      953,393
                                              ---------------
               MACHINERY -- 2.3%
        2,243  Alamo Group, Inc.                      329,205
        7,823  Albany International Corp.,
                  Class A                             675,516
        5,439  Astec Industries, Inc.                 333,465
        6,688  Barnes Group, Inc.                     338,881
        8,507  Federal Signal Corp.                   336,962
       16,015  Greenbrier (The) Cos., Inc.            685,442
       15,839  Hillenbrand, Inc.                      717,507

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        4,691  Hyster-Yale Materials Handling,
                  Inc.                        $       336,063
        9,537  Kennametal, Inc.                       345,716
       14,618  Meritor, Inc. (a)                      355,656
       23,719  Mueller Industries, Inc.             1,029,405
        5,615  SPX Corp. (a)                          374,296
        4,291  Tennant Co.                            339,504
                                              ---------------
                                                    6,197,618
                                              ---------------
               MARINE -- 0.4%
       16,950  Kirby Corp. (a)                        981,575
                                              ---------------
               MEDIA -- 1.8%
       15,377  AMC Networks, Inc.,
                  Class A (a)                         769,465
       74,592  Gray Television, Inc.                1,653,704
       11,609  John Wiley & Sons, Inc.,
                  Class A                             682,377
       93,037  TEGNA, Inc.                          1,648,616
                                              ---------------
                                                    4,754,162
                                              ---------------
               METALS & MINING -- 1.8%
        9,295  Alcoa Corp. (a)                        373,194
       56,816  Commercial Metals Co.                1,863,565
        4,548  Materion Corp.                         324,545
       19,914  Warrior Met Coal, Inc.                 371,795
       28,522  Worthington Industries, Inc.         1,824,552
                                              ---------------
                                                    4,757,651
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
       87,547  Apollo Commercial Real Estate
                  Finance, Inc.                     1,332,466
      115,900  Chimera Investment Corp.             1,706,048
       29,686  Ladder Capital Corp.                   339,014
      380,260  MFA Financial, Inc.                  1,775,814
      390,476  New York Mortgage Trust, Inc.        1,706,380
       82,872  PennyMac Mortgage
                  Investment Trust                  1,634,236
                                              ---------------
                                                    8,493,958
                                              ---------------
               MULTILINE RETAIL -- 1.1%
       26,444  Big Lots, Inc.                       1,523,439
        7,722  Dillard's, Inc., Class A             1,415,211
                                              ---------------
                                                    2,938,650
                                              ---------------
               MULTI-UTILITIES -- 1.1%
       32,721  Avista Corp.                         1,401,441
       23,182  NorthWestern Corp.                   1,437,052
                                              ---------------
                                                    2,838,493
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.8%
      102,226  CNX Resources Corp. (a)              1,236,935
      205,098  Equitrans Midstream Corp.            1,685,905
        7,478  PDC Energy, Inc.                       295,755
       44,011  World Fuel Services Corp.            1,516,619
                                              ---------------
                                                    4,735,214
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.5%
       34,583  Schweitzer-Mauduit
                  International, Inc.               1,360,149
                                              ---------------

Page 88                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.5%
        7,800  Edgewell Personal Care Co.     $       320,424
        4,762  Inter Parfums, Inc.                    366,055
        6,811  USANA Health Sciences,
                  Inc. (a)                            648,884
                                              ---------------
                                                    1,335,363
                                              ---------------
               PHARMACEUTICALS -- 1.4%
      130,165  Innoviva, Inc. (a)                   1,845,739
       19,727  Prestige Consumer Healthcare,
                  Inc. (a)                          1,036,654
       33,369  Supernus Pharmaceuticals,
                  Inc. (a)                            878,606
                                              ---------------
                                                    3,760,999
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
       21,307  CBIZ, Inc. (a)                         689,068
        6,971  Huron Consulting Group,
                  Inc. (a)                            342,485
        3,906  ICF International, Inc.                357,673
        4,723  Korn Ferry                             324,659
        8,075  ManTech International Corp.,
                  Class A                             706,240
                                              ---------------
                                                    2,420,125
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.0%
       35,143  Kennedy-Wilson Holdings, Inc.          709,537
        8,818  Marcus & Millichap, Inc. (a)           350,868
       95,801  Realogy Holdings Corp. (a)           1,697,594
                                              ---------------
                                                    2,757,999
                                              ---------------
               ROAD & RAIL -- 3.4%
       24,001  ArcBest Corp.                        1,418,699
      101,896  Heartland Express, Inc.              1,735,289
      105,850  Marten Transport Ltd.                1,674,547
       13,827  Ryder System, Inc.                   1,052,926
       80,180  Schneider National, Inc.,
                  Class B                           1,799,239
       31,366  Werner Enterprises, Inc.             1,433,740
                                              ---------------
                                                    9,114,440
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.2%
       17,280  Axcelis Technologies, Inc. (a)         666,144
                                              ---------------
               SOFTWARE -- 0.5%
       41,188  Ebix, Inc.                           1,244,701
                                              ---------------
               SPECIALTY RETAIL -- 4.4%
       22,127  Abercrombie & Fitch Co.,
                  Class A (a)                         836,622
        8,151  Asbury Automotive Group,
                  Inc. (a)                          1,674,705
       20,653  Buckle (The), Inc.                     869,078
       11,296  Group 1 Automotive, Inc.             1,962,567
       26,448  Guess?, Inc.                           590,319
       10,467  Murphy USA, Inc.                     1,543,987
       31,627  Sally Beauty Holdings, Inc. (a)        598,383
       12,716  Signet Jewelers Ltd.                   818,148
       31,204  Sonic Automotive, Inc., Class A      1,702,178

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       33,868  Urban Outfitters, Inc. (a)     $     1,259,212
                                              ---------------
                                                   11,855,199
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
       29,206  Super Micro Computer, Inc. (a)       1,110,996
                                              ---------------
               TEXTILES, APPAREL
                  & LUXURY GOODS -- 0.7%
       53,124  G-III Apparel Group Ltd. (a)         1,586,283
        6,067  Kontoor Brands, Inc.                   335,990
                                              ---------------
                                                    1,922,273
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.8%
       29,069  Capitol Federal Financial, Inc.        322,375
       52,803  Mr. Cooper Group, Inc. (a)           1,963,216
       77,636  NMI Holdings, Inc., Class A (a)      1,709,545
       51,191  Northwest Bancshares, Inc.             681,352
       44,887  Provident Financial Services,
                  Inc.                                969,559
       32,334  Washington Federal, Inc.             1,043,418
       22,056  WSFS Financial Corp.                   965,612
                                              ---------------
                                                    7,655,077
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 3.0%
        7,661  Applied Industrial
                  Technologies, Inc.                  687,192
       13,108  Beacon Roofing Supply, Inc. (a)        701,016
       15,783  GATX Corp.                           1,455,982
       21,347  GMS, Inc. (a)                        1,048,778
       12,591  McGrath RentCorp                       987,386
       32,289  Rush Enterprises, Inc., Class A      1,517,260
       33,341  Triton International Ltd.            1,760,071
                                              ---------------
                                                    8,157,685
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.3%
       77,024  Telephone and Data Systems,
                  Inc.                              1,721,486
       48,074  United States Cellular
                  Corp. (a)                         1,747,971
                                              ---------------
                                                    3,469,457
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        268,625,098
               (Cost $261,907,344)            ---------------

               MONEY MARKET FUNDS -- 0.5%
    1,339,894  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                     1,339,894
               (Cost $1,339,894)              ---------------

               TOTAL INVESTMENTS -- 100.4%        269,964,992
               (Cost $263,247,238) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%              (973,795)
                                              ---------------
               NET ASSETS -- 100.0%           $   268,991,197
                                              ===============

                        See Notes to Financial Statements                Page 89


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,301,140 and the total value of the collateral held by the Fund is $1,339,894.

(c)   Rate shown reflects yield as of July 31, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for federal income tax purposes is $265,929,604. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,341,961 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,306,573. The net unrealized appreciation was $4,035,388.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  268,625,098   $           --   $           --
Money Market
   Funds                1,339,894               --               --
                   ------------------------------------------------
Total Investments  $  269,964,992   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,301,140
Non-cash Collateral(2)                             (1,301,140)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 90                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.7%
        5,076  AeroVironment, Inc. (a)        $       513,184
       36,387  Kratos Defense & Security
                  Solutions, Inc. (a)                 989,726
       38,223  Maxar Technologies, Inc.             1,386,348
                                              ---------------
                                                    2,889,258
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.1%
       21,895  Air Transport Services Group,
                  Inc. (a)                            529,859
                                              ---------------
               AUTO COMPONENTS -- 2.2%
       14,714  Dorman Products, Inc. (a)            1,488,321
       21,478  Gentherm, Inc. (a)                   1,781,170
       11,606  LCI Industries                       1,692,387
        8,574  Visteon Corp. (a)                      977,865
       30,906  XPEL, Inc. (a) (b)                   2,861,896
                                              ---------------
                                                    8,801,639
                                              ---------------
               BANKS -- 3.4%
       63,231  Great Western Bancorp, Inc.          1,947,515
        8,254  Lakeland Financial Corp.               551,945
       35,140  Live Oak Bancshares, Inc.            2,115,076
       14,894  Seacoast Banking Corp. of
                  Florida                             452,629
       30,499  ServisFirst Bancshares, Inc.         2,167,869
        9,152  Silvergate Capital Corp.,
                  Class A (a)                         940,826
       27,921  Triumph Bancorp, Inc. (a)            2,140,424
       82,696  Umpqua Holdings Corp.                1,560,473
       43,089  Veritex Holdings, Inc.               1,445,636
                                              ---------------
                                                   13,322,393
                                              ---------------
               BIOTECHNOLOGY -- 5.3%
        9,230  Agios Pharmaceuticals, Inc. (a)        443,871
       62,220  Alkermes PLC (a)                     1,609,631
       18,519  Arcus Biosciences, Inc. (a)            581,682
      110,080  Athenex, Inc. (a)                      415,002
      131,147  BioCryst Pharmaceuticals,
                  Inc. (a)                          2,114,090
       15,906  Bluebird Bio, Inc. (a)                 404,171
       69,445  Dicerna Pharmaceuticals,
                  Inc. (a)                          2,604,882
       77,177  ImmunoGen, Inc. (a)                    432,963
       54,866  Inovio Pharmaceuticals,
                  Inc. (a) (c)                        460,874
       25,471  Intercept Pharmaceuticals,
                  Inc. (a)                            440,139
       80,551  Ironwood Pharmaceuticals,
                  Inc. (a)                          1,068,912
        7,904  Ligand Pharmaceuticals,
                  Inc. (a)                            897,183
       18,931  MacroGenics, Inc. (a)                  472,518
      124,755  Organogenesis Holdings,
                  Inc. (a)                          1,913,742
       26,689  REGENXBIO, Inc. (a)                    862,588
       43,465  Seres Therapeutics, Inc. (a)           308,601
      157,455  Sorrento Therapeutics,
                  Inc. (a) (c)                      1,292,706
       94,109  Translate Bio, Inc. (a)              2,601,173
       67,899  Vaxart, Inc. (a) (c)                   488,194

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
       29,060  Vericel Corp. (a)              $     1,538,436
                                              ---------------
                                                   20,951,358
                                              ---------------
               BUILDING PRODUCTS -- 1.1%
      142,567  Cornerstone Building Brands,
                  Inc. (a)                          2,397,977
        8,750  CSW Industrials, Inc.                1,035,037
       13,589  Gibraltar Industries, Inc. (a)       1,014,827
                                              ---------------
                                                    4,447,841
                                              ---------------
               CAPITAL MARKETS -- 4.5%
       20,398  Artisan Partners Asset
                  Management, Inc., Class A           980,940
       34,331  B. Riley Financial, Inc.             2,319,402
       88,497  Brightsphere Investment
                  Group, Inc.                       2,211,540
       12,627  Cohen & Steers, Inc.                 1,050,693
       31,462  Focus Financial Partners, Inc.,
                  Class A (a)                       1,614,945
       11,378  Hamilton Lane, Inc., Class A         1,058,154
       25,354  Houlihan Lokey, Inc.                 2,259,041
       36,449  Moelis & Co., Class A                2,159,603
       21,371  PJT Partners, Inc., Class A          1,670,571
        9,331  Virtus Investment Partners,
                  Inc.                              2,576,569
                                              ---------------
                                                   17,901,458
                                              ---------------
               CHEMICALS -- 1.4%
      126,662  Amyris, Inc. (a)                     1,846,732
        7,900  Balchem Corp.                        1,065,631
       18,752  Ingevity Corp. (a)                   1,592,795
       53,553  Livent Corp. (a)                     1,044,819
                                              ---------------
                                                    5,549,977
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
       19,855  Brink's (The) Co.                    1,528,041
        8,020  Casella Waste Systems, Inc.,
                  Class A (a)                         551,615
       14,072  Cimpress PLC (a)                     1,438,862
      295,535  Pitney Bowes, Inc.                   2,364,280
                                              ---------------
                                                    5,882,798
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.9%
       54,561  Calix, Inc. (a)                      2,552,364
      121,621  CommScope Holding Co.,
                  Inc. (a)                          2,573,500
      101,637  Infinera Corp. (a)                   1,007,223
       50,405  Inseego Corp. (a)                      438,019
       39,813  NETGEAR, Inc. (a)                    1,363,595
       62,105  Plantronics, Inc. (a)                1,937,055
       86,398  Viavi Solutions, Inc. (a)            1,441,983
                                              ---------------
                                                   11,313,739
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       41,326  Ameresco, Inc., Class A (a)          2,832,071
       73,037  API Group Corp. (a) (b) (d)          1,674,008
       16,148  NV5 Global, Inc. (a)                 1,534,060
                                              ---------------
                                                    6,040,139
                                              ---------------

                        See Notes to Financial Statements                Page 91


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION MATERIALS -- 0.6%
       74,370  Summit Materials, Inc.,
                  Class A (a)                 $     2,498,832
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
      103,547  Ranpak Holdings Corp. (a)            2,652,874
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       24,881  2U, Inc. (a)                         1,079,835
       57,371  WW International, Inc. (a)           1,763,585
                                              ---------------
                                                    2,843,420
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
       13,488  Cogent Communications
                  Holdings, Inc.                    1,046,804
      147,051  Liberty Latin America Ltd.,
                  Class C (a)                       2,033,715
                                              ---------------
                                                    3,080,519
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       36,503  Atkore, Inc. (a)                     2,741,740
       31,509  TPI Composites, Inc. (a)             1,233,262
       14,429  Vicor Corp. (a)                      1,668,137
                                              ---------------
                                                    5,643,139
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.8%
       10,567  Badger Meter, Inc.                   1,067,584
       10,373  Itron, Inc. (a)                      1,022,985
       42,054  nLight, Inc. (a)                     1,458,853
       10,199  OSI Systems, Inc. (a)                1,020,410
       14,819  PAR Technology Corp. (a)               904,700
        7,603  Rogers Corp. (a)                     1,449,132
                                              ---------------
                                                    6,923,664
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
      101,048  ChampionX Corp. (a)                  2,348,356
                                              ---------------
               ENTERTAINMENT -- 0.2%
       17,912  World Wrestling Entertainment,
                  Inc., Class A                       884,495
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.6%
       21,895  CareTrust REIT, Inc.                   528,107
       18,167  Corporate Office Properties
                  Trust                               534,837
      262,461  DigitalBridge Group, Inc. (a)        1,826,729
       56,429  Essential Properties Realty
                  Trust, Inc.                       1,681,584
       18,420  Four Corners Property Trust,
                  Inc.                                528,838
       39,663  Industrial Logistics Properties
                  Trust                             1,074,867
       69,320  Kite Realty Group Trust              1,397,491
       41,014  National Storage Affiliates
                  Trust                             2,221,728
       28,703  PotlatchDeltic Corp.                 1,490,834
        6,441  Ryman Hospitality Properties,
                  Inc. (a)                            494,025

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      109,997  Tanger Factory Outlet Centers,
                  Inc. (c)                    $     1,888,649
       48,021  Uniti Group, Inc.                      562,326
                                              ---------------
                                                   14,230,015
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
       11,388  PriceSmart, Inc.                     1,021,959
       31,202  Rite Aid Corp. (a)                     474,270
       70,090  United Natural Foods, Inc. (a)       2,321,381
                                              ---------------
                                                    3,817,610
                                              ---------------
               FOOD PRODUCTS -- 1.1%
       63,215  B&G Foods, Inc. (c)                  1,815,535
       70,985  Simply Good Foods (The)
                  Co. (a)                           2,660,518
                                              ---------------
                                                    4,476,053
                                              ---------------
               GAS UTILITIES -- 0.4%
       58,842  South Jersey Industries, Inc.        1,481,053
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.4%
       67,668  Alphatec Holdings, Inc. (a)            997,426
       19,235  AtriCure, Inc. (a)                   1,624,588
       24,060  Axonics, Inc. (a)                    1,634,877
       34,277  BioLife Solutions, Inc. (a)          1,607,591
       11,929  Cardiovascular Systems,
                  Inc. (a)                            480,620
       41,075  CryoPort, Inc. (a)                   2,535,149
       11,279  Heska Corp. (a)                      2,714,855
       16,037  Merit Medical Systems, Inc. (a)      1,124,034
        1,875  Mesa Laboratories, Inc.                552,206
                                              ---------------
                                                   13,271,346
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 5.9%
        5,829  Addus HomeCare Corp. (a)               505,899
        6,939  Castle Biosciences, Inc. (a)           484,689
       15,440  CorVel Corp. (a)                     2,174,261
       28,103  Fulgent Genetics, Inc. (a) (c)       2,592,502
       50,604  MEDNAX, Inc. (a)                     1,473,588
       12,190  ModivCare, Inc. (a)                  2,072,300
       11,078  National Research Corp.                584,697
       15,659  Ontrak, Inc. (a) (c)                   422,950
      118,506  Option Care Health, Inc. (a)         2,455,444
       61,225  Owens & Minor, Inc.                  2,831,656
       34,117  Patterson Cos., Inc.                 1,062,062
       25,351  Pennant Group (The), Inc. (a)          867,511
       61,329  Select Medical Holdings Corp.        2,419,429
       38,905  Surgery Partners, Inc. (a)           2,122,657
        8,944  US Physical Therapy, Inc.            1,056,823
                                              ---------------
                                                   23,126,468
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 3.2%
      140,026  Allscripts Healthcare
                  Solutions, Inc. (a)               2,391,644
      122,714  Evolent Health, Inc.,
                  Class A (a)                       2,815,059
       37,352  Health Catalyst, Inc. (a)            2,168,657
       60,842  Inovalon Holdings, Inc.,
                  Class A (a)                       2,304,695
       16,916  Phreesia, Inc. (a)                   1,156,209

Page 92                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY
                  (CONTINUED)
       20,733  Tabula Rasa HealthCare,
                  Inc. (a) (c)                $       890,690
       26,019  Vocera Communications,
                  Inc. (a)                          1,091,757
                                              ---------------
                                                   12,818,711
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.1%
        9,396  Bally's Corp. (a)                      462,753
       76,401  Bloomin' Brands, Inc. (a)            1,919,957
       28,158  Cheesecake Factory (The),
                  Inc. (a)                          1,274,431
       18,603  Jack in the Box, Inc.                2,025,123
       19,852  Papa John's International, Inc.      2,265,510
       60,987  Red Rock Resorts, Inc.,
                  Class A (a)                       2,402,888
       30,553  SeaWorld Entertainment,
                  Inc. (a)                          1,448,518
       11,750  Six Flags Entertainment
                  Corp. (a)                           488,212
                                              ---------------
                                                   12,287,392
                                              ---------------
               HOUSEHOLD DURABLES -- 3.0%
       16,942  Installed Building Products,
                  Inc.                              2,033,040
       11,101  iRobot Corp. (a)                       971,337
       16,006  LGI Homes, Inc. (a)                  2,735,425
       48,627  Skyline Champion Corp. (a)           2,742,563
       58,857  Sonos, Inc. (a)                      1,964,647
       64,240  Tupperware Brands Corp. (a)          1,341,974
                                              ---------------
                                                   11,788,986
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       24,124  Energizer Holdings, Inc.             1,033,713
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
       19,206  Clearway Energy, Inc., Class C         550,828
                                              ---------------
               INSURANCE -- 0.5%
       11,985  Goosehead Insurance, Inc.,
                  Class A                           1,440,477
        6,737  Palomar Holdings, Inc. (a)             548,594
                                              ---------------
                                                    1,989,071
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       19,386  Cargurus, Inc. (a)                     554,440
        9,747  ZoomInfo Technologies, Inc.,
                  Class A (a)                         523,901
                                              ---------------
                                                    1,078,341
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.2%
       28,113  Overstock.com, Inc. (a)              1,957,789
       25,737  RealReal (The), Inc. (a)               424,918
       21,123  Shutterstock, Inc.                   2,291,634
                                              ---------------
                                                    4,674,341
                                              ---------------

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES -- 3.7%
       34,953  EVERTEC, Inc.                  $     1,527,446
       19,511  ExlService Holdings, Inc. (a)        2,209,035
       32,232  Perficient, Inc. (a)                 3,039,155
       16,277  Shift4 Payments, Inc.,
                  Class A (a)                       1,451,746
       49,114  Switch, Inc., Class A                1,014,695
       25,142  TTEC Holdings, Inc.                  2,627,339
       81,922  Unisys Corp. (a)                     1,830,957
       67,448  Verra Mobility Corp. (a)             1,032,629
                                              ---------------
                                                   14,733,002
                                              ---------------
               LEISURE PRODUCTS -- 1.9%
       41,974  Acushnet Holdings Corp.              2,150,328
       61,470  Callaway Golf Co. (a)                1,947,370
       14,141  Malibu Boats, Inc., Class A (a)      1,183,036
       56,001  Vista Outdoor, Inc. (a)              2,261,880
                                              ---------------
                                                    7,542,614
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.9%
      141,437  Bionano Genomics, Inc. (a) (c)         838,722
       22,446  Codexis, Inc. (a)                      474,957
        7,847  NanoString Technologies,
                  Inc. (a)                            486,043
       20,103  Personalis, Inc. (a)                   421,962
       26,013  Quanterix Corp. (a)                  1,382,591
                                              ---------------
                                                    3,604,275
                                              ---------------
               MACHINERY -- 3.5%
       31,892  Altra Industrial Motion Corp.        1,998,990
       61,381  Evoqua Water Technologies
                  Corp. (a)                         2,026,187
       18,926  Franklin Electric Co., Inc.          1,547,390
      365,040  Ideanomics, Inc. (a) (c)               865,145
        5,888  Kadant, Inc.                         1,060,605
       12,545  Lindsay Corp.                        2,015,856
      105,809  Mueller Water Products, Inc.,
                  Class A                           1,568,089
        3,469  Omega Flex, Inc.                       544,009
       14,210  Watts Water Technologies, Inc.,
                  Class A                           2,142,300
                                              ---------------
                                                   13,768,571
                                              ---------------
               MARINE -- 0.5%
       32,396  Matson, Inc.                         2,174,420
                                              ---------------
               MEDIA -- 1.2%
        4,008  Cardlytics, Inc. (a)                   504,848
       78,018  Sinclair Broadcast Group,
                  Inc., Class A                     2,207,129
       26,758  TechTarget, Inc. (a)                 1,955,475
                                              ---------------
                                                    4,667,452
                                              ---------------
               METALS & MINING -- 1.2%
       73,179  Allegheny Technologies,
                  Inc. (a)                          1,502,365
      116,746  Coeur Mining, Inc. (a)                 880,265
      348,365  Hecla Mining Co.                     2,330,562
                                              ---------------
                                                    4,713,192
                                              ---------------

                        See Notes to Financial Statements                Page 93


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.8%
      116,357  Arbor Realty Trust, Inc.       $     2,127,006
       97,896  Broadmark Realty Capital, Inc.       1,015,181
                                              ---------------
                                                    3,142,187
                                              ---------------
               MULTILINE RETAIL -- 0.5%
       58,785  Franchise Group, Inc.                1,996,339
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.3%
      172,438  Antero Resources Corp. (a)           2,345,157
      102,142  Clean Energy Fuels Corp. (a)           767,087
       69,958  Gevo, Inc. (a)                         426,044
      132,659  Magnolia Oil & Gas Corp.,
                  Class A (a)                       1,857,226
       71,978  Matador Resources Co.                2,224,120
      154,644  Range Resources Corp. (a)            2,355,228
       16,629  Renewable Energy Group,
                  Inc. (a)                          1,018,526
      457,109  Southwestern Energy Co. (a)          2,152,983
                                              ---------------
                                                   13,146,371
                                              ---------------
               PERSONAL PRODUCTS -- 1.2%
        9,159  Medifast, Inc.                       2,614,986
       36,598  Nu Skin Enterprises, Inc.,
                  Class A                           1,964,947
                                              ---------------
                                                    4,579,933
                                              ---------------
               PHARMACEUTICALS -- 1.1%
      108,671  Endo International PLC (a)             549,875
       50,791  Intra-Cellular Therapies,
                  Inc. (a)                          1,743,655
       35,867  Ocular Therapeutix, Inc. (a)           394,896
        3,597  Reata Pharmaceuticals, Inc.,
                  Class A (a)                         450,740
       34,978  Revance Therapeutics, Inc. (a)       1,017,160
                                              ---------------
                                                    4,156,326
                                              ---------------
               PROFESSIONAL SERVICES -- 0.4%
       16,884  Insperity, Inc.                      1,672,360
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       34,203  St Joe (The) Co.                     1,548,370
                                              ---------------
               ROAD & RAIL -- 0.7%
       33,273  Avis Budget Group, Inc. (a)          2,754,006
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.0%
       20,282  ACM Research, Inc., Class A (a)      1,883,386
        9,719  Ambarella, Inc. (a)                    957,224
       10,751  CEVA, Inc. (a)                         533,680
       28,178  Cohu, Inc. (a)                         997,783
       13,946  FormFactor, Inc. (a)                   519,628
        9,856  Impinj, Inc. (a)                       453,376
       60,994  MaxLinear, Inc. (a)                  2,941,741
       35,482  Onto Innovation, Inc. (a)            2,486,579
       87,449  Rambus, Inc. (a)                     2,069,043
       16,375  SiTime Corp. (a)                     2,221,105
       13,328  Synaptics, Inc. (a)                  2,024,790

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       48,243  Ultra Clean Holdings, Inc. (a) $     2,605,604
                                              ---------------
                                                   19,693,939
                                              ---------------
               SOFTWARE -- 7.7%
       22,124  Altair Engineering, Inc.,
                  Class A (a)                       1,543,370
       77,084  Avaya Holdings Corp. (a)             1,866,974
       59,716  Box, Inc., Class A (a)               1,428,407
       33,153  CommVault Systems, Inc. (a)          2,506,035
       40,200  Cornerstone OnDemand, Inc. (a)       1,927,188
       32,064  Domo, Inc., Class B (a)              2,832,213
       20,894  InterDigital, Inc.                   1,376,706
       33,046  Marathon Digital Holdings,
                  Inc. (a) (c)                        913,061
       28,762  Mimecast Ltd. (a)                    1,597,729
       14,837  Model N, Inc. (a)                      480,274
       22,415  Progress Software Corp.              1,021,900
       40,502  Riot Blockchain, Inc. (a) (c)        1,334,541
       28,986  Sprout Social, Inc.,
                  Class A (a)                       2,575,116
        5,093  SPS Commerce, Inc. (a)                 554,882
       51,870  Teradata Corp. (a)                   2,575,864
       12,356  Upland Software, Inc. (a)              444,816
      143,892  Vonage Holdings Corp. (a)            2,051,900
       68,604  Xperi Holding Corp.                  1,424,905
       35,587  Yext, Inc. (a)                         463,699
       88,448  Zuora, Inc., Class A (a)             1,529,266
                                              ---------------
                                                   30,448,846
                                              ---------------
               SPECIALTY RETAIL -- 2.9%
       25,180  Blink Charging Co. (a) (c)             869,465
       30,835  Boot Barn Holdings, Inc. (a)         2,664,760
       63,227  Camping World Holdings, Inc.,
                  Class A                           2,488,615
       43,110  GrowGeneration Corp. (a)             1,753,284
       28,750  Rent-A-Center, Inc.                  1,645,075
       18,857  Sleep Number Corp. (a)               1,870,803
                                              ---------------
                                                   11,292,002
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       32,892  Axos Financial, Inc. (a)             1,573,882
       51,193  Meta Financial Group, Inc.           2,544,292
       19,864  Walker & Dunlop, Inc.                2,055,527
                                              ---------------
                                                    6,173,701
                                              ---------------
               TOBACCO -- 0.4%
      107,903  Vector Group Ltd.                    1,441,584
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.6%
       35,536  Boise Cascade Co.                    1,817,667
       41,566  Global Industrial Co.                1,642,688
       23,130  Herc Holdings, Inc. (a)              2,869,045
                                              ---------------
                                                    6,329,400
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
       13,287  Macquarie Infrastructure Corp.         524,837
                                              ---------------

Page 94                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.9%
        6,389  American States Water Co.      $       564,277
       18,668  California Water Service Group       1,170,110
        6,223  Middlesex Water Co.                    633,128
       16,374  SJW Group                            1,128,660
                                              ---------------
                                                    3,496,175
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       394,729,588
               (Cost $354,555,069)            ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.7%
$     333,332  Bank of America Corp.,
                  0.05% (e), dated 07/30/21,
                  due 08/02/21, with a
                  maturity value of $333,332.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rate of 0.125% to
                  0.625%, due 07/15/2022 to
                  07/15/2025. The value of
                  the collateral including
                  accrued interest is
                  $339,999. (f)                       333,332
    5,209,889  Citigroup, Inc.,
                  0.05% (e), dated 07/30/21,
                  due 08/02/21, with a
                  maturity value of
                  $5,209,896. Collateralized
                  by U.S. Treasury
                  Securities, interest rate
                  of 0.125% to 7.250%, due
                  08/31/2021 to 02/15/2050.
                  The value of the collateral
                  including accrued interest
                  is $5,314,087. (f)                5,209,889
    5,209,889  JPMorgan Chase & Co.,
                  0.05% (e), dated 07/30/21,
                  due 08/02/21, with a
                  maturity value of
                  $5,209,896. Collateralized
                  by U.S. Treasury
                  Securities, interest rate
                  of 0.000% to 2.125%, due
                  07/31/2021 to 05/31/2026.
                  The value of the collateral
                  including accrued interest
                  is $5,314,087. (f)                5,209,889
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.7%                          10,753,110
               (Cost $10,753,110)             ---------------

               TOTAL INVESTMENTS -- 102.7%        405,482,698
               (Cost $365,308,179) (g)

               NET OTHER ASSETS AND
                  LIABILITIES -- (2.7)%           (10,655,780)
                                              ---------------
               NET ASSETS -- 100.0%           $   394,826,918
                                              ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statement. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,371,696 and the total value of the collateral held by the Fund is $10,753,110.

(d)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Rate shown reflects yield as of July 31, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for federal income tax purposes is $366,832,660. As of July
      31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,188,683 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,538,645. The net unrealized appreciation was $38,650,038.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  394,729,588   $           --   $           --
Repurchase
   Agreements                  --       10,753,110               --
                   ------------------------------------------------
Total Investments  $  394,729,588   $   10,753,110   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 95


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    10,371,696
Non-cash Collateral(2)                            (10,371,696)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At July 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    10,753,110
Non-cash Collateral(4)                            (10,753,110)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At July 31, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 96                 See Notes to Financial Statements


                     This page is intentionally left blank.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $  1,195,223,571 $     1,036,443,252    $    929,628,395
Cash................................................................                   --                  --                  --
Receivables:
      Capital shares sold...........................................                   --                  --                  --
      Investment securities sold....................................                   --                  --           9,179,708
      Dividends.....................................................              980,415             511,694             235,170
      Securities lending income.....................................                4,417               9,613              21,873
Prepaid expenses....................................................                3,828               2,341               1,700
                                                                         ----------------    ----------------    ----------------
      Total Assets..................................................        1,196,212,231       1,036,966,900         939,066,846
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Payables:
      Capital shares redeemed.......................................                   --                  --           9,183,937
      Investment securities purchased...............................                   --                  --                  --
      Collateral for securities on loan.............................            5,557,401           9,012,662          11,567,801
      Investment advisory fees......................................              503,617             432,309             402,926
      Shareholder reporting fees....................................               38,318              36,086              33,534
      Licensing fees................................................               36,799              31,126              29,477
      Audit and tax fees............................................               29,991              29,991              29,991
      Trustees' fees................................................                2,321               2,274               2,269
Other liabilities...................................................              135,257             119,590             117,324
                                                                         ----------------    ----------------    ----------------
      Total Liabilities.............................................            6,303,704           9,664,038          21,367,259
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,189,908,527    $  1,027,302,862    $    917,699,587
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $  1,270,946,377    $  1,100,644,892    $  1,075,150,510
Par value...........................................................              137,000             103,500             100,500
Accumulated distributable earnings (loss)...........................          (81,174,850)        (73,445,530)       (157,551,423)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,189,908,527    $  1,027,302,862    $    917,699,587
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          86.85    $          99.26    $          91.31
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           13,700,002          10,350,002          10,050,002
                                                                         ================    ================    ================
Investments, at cost................................................     $    968,791,267    $    859,967,778    $    808,184,304
                                                                         ================    ================    ================
Securities on loan, at value........................................     $      5,264,140    $      8,678,463    $     11,247,640
                                                                         ================    ================    ================


Page 98                 See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,073,787,029    $  1,199,029,284    $    167,813,520    $    223,628,755    $    140,623,392    $    471,638,835
              --                  --                  --                  --             139,775             179,183

      13,160,045                  --                  --                  --                  --                  --
              --                  --                  --                  --                  --                  --
       1,305,684             373,078             144,274              60,452              95,524             102,368
           5,396               5,100                 622               3,628                 434               6,523
           3,472               1,985                 253                 377                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,088,261,626       1,199,409,447         167,958,669         223,693,212         140,859,125         471,926,909
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

              --                  --                  --                  --                  --                  --
      13,117,584                  --                  --                  --                  --                  --
       8,494,532           4,562,306             868,039           2,287,678                  --           8,090,705
         447,023             502,241              78,472              93,240              85,604             264,084
          35,009              41,126               5,081              10,045                  --                  --
          32,427              35,156               1,879               4,272                  --                  --
          29,991              29,991              29,991              29,991                  --                  --
           2,273               2,323               2,110               2,141                  --                  --
         121,970             125,712              30,868              37,114                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      22,280,809           5,298,855           1,016,440           2,464,481              85,604           8,354,789
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,065,980,817    $  1,194,110,592    $    166,942,229    $    221,228,731    $    140,773,521    $    463,572,120
================    ================    ================    ================    ================    ================

$  1,152,533,226    $  1,118,765,906    $    187,634,414    $    214,589,274    $    160,611,692    $    493,903,471
         162,000             106,000              23,500              18,500              31,500              63,000
     (86,714,409)         75,238,686         (20,715,685)          6,620,957         (19,869,671)        (30,394,351)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,065,980,817    $  1,194,110,592    $    166,942,229    $    221,228,731    $    140,773,521    $    463,572,120
================    ================    ================    ================    ================    ================
$          65.80    $         112.65    $          71.04    $         119.58    $          44.69    $          73.58
================    ================    ================    ================    ================    ================

      16,200,002          10,600,002           2,350,002           1,850,002           3,150,002           6,300,002
================    ================    ================    ================    ================    ================
$    916,650,766    $    941,146,813    $    152,149,066    $    176,129,497    $    132,267,819    $    411,081,849
================    ================    ================    ================    ================    ================
$      8,002,960    $      4,425,514    $        823,742    $      2,204,264    $             --    $      7,746,456
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST
                                                                         SMALL CAP VALUE     SMALL CAP GROWTH
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FYT)               (FYC)
                                                                         ----------------    ----------------
ASSETS:
Investments, at value...............................................     $    269,964,992    $    405,482,698
Cash................................................................              477,592             216,709
Receivables:
      Capital shares sold...........................................                   --                  --
      Investment securities sold....................................            2,510,270          10,729,791
      Dividends.....................................................               69,789             111,663
      Securities lending income.....................................                  689              20,422
Prepaid expenses....................................................                   --                  --
                                                                         ----------------    ----------------
      Total Assets..................................................          273,023,332         416,561,283
                                                                         ----------------    ----------------

LIABILITIES:
Payables:
      Capital shares redeemed.......................................            2,513,881          10,732,524
      Investment securities purchased...............................                   --                  --
      Collateral for securities on loan.............................            1,339,894          10,753,110
      Investment advisory fees......................................              178,360             248,731
      Shareholder reporting fees....................................                   --                  --
      Licensing fees................................................                   --                  --
      Audit and tax fees............................................                   --                  --
      Trustees' fees................................................                   --                  --
Other liabilities...................................................                   --                  --
                                                                         ----------------    ----------------
      Total Liabilities.............................................            4,032,135          21,734,365
                                                                         ----------------    ----------------
NET ASSETS..........................................................     $    268,991,197    $    394,826,918
                                                                         ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $    305,546,708    $    477,154,747
Par value...........................................................               53,500              55,500
Accumulated distributable earnings (loss)...........................          (36,609,011)        (82,383,329)
                                                                         ----------------    ----------------
NET ASSETS..........................................................     $    268,991,197    $    394,826,918
                                                                         ================    ================
NET ASSET VALUE, per share..........................................     $          50.28    $          71.14
                                                                         ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................            5,350,002           5,550,002
                                                                         ================    ================
Investments, at cost................................................     $    263,247,238    $    365,308,179
                                                                         ================    ================
Securities on loan, at value........................................     $      1,301,140    $     10,371,696
                                                                         ================    ================


Page 100                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     15,997,910    $     11,069,879    $      9,326,267
Securities lending income (net of fees).............................               40,920             119,140             459,319
Foreign withholding tax.............................................                 (375)             (8,543)             (7,061)
                                                                         ----------------    ----------------    ----------------
      Total investment income.......................................           16,038,455          11,180,476           9,778,525
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            5,260,115           4,053,936           3,579,316
Accounting and administration fees..................................              521,510             408,594             362,352
Licensing fees......................................................              112,702              88,579              79,086
Custodian fees......................................................               92,129              76,143              73,197
Shareholder reporting fees..........................................               79,813              74,757              72,964
Transfer agent fees.................................................               50,820              40,505              35,850
Audit and tax fees..................................................               30,261              30,315              30,250
Legal fees..........................................................               23,347              18,866              17,232
Trustees' fees and expenses.........................................                6,921               6,772               6,735
Listing fees........................................................                5,308               4,982               3,885
Registration and filing fees........................................                   --                  --                  --
Expenses previously waived or reimbursed............................                   --                  --                  --
Other expenses......................................................               16,094              11,450               8,349
                                                                         ----------------    ----------------    ----------------
      Total expenses................................................            6,199,020           4,814,899           4,269,216
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................            9,839,435           6,365,577           5,509,309
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................           26,859,066          15,873,784          13,153,781
      In-kind redemptions...........................................          170,514,701         166,136,711         178,038,444
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................          197,373,767         182,010,495         191,192,225
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.          146,237,892         136,431,833          92,126,425
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          343,611,659         318,442,328         283,318,650
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $    353,451,094    $    324,807,905    $    288,827,959
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2021


                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     19,620,212    $      5,552,944     $     1,980,047
Securities lending income (net of fees).............................               43,617              22,978               9,388
Foreign withholding tax.............................................                   --                  --                (806)
                                                                         ----------------    ----------------    ----------------
      Total investment income.......................................           19,663,829           5,575,922           1,988,629
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            4,172,945           5,385,568             469,032
Accounting and administration fees..................................              418,493             533,180              50,683
Licensing fees......................................................               90,959             115,211              16,881
Custodian fees......................................................               69,350              83,409              24,670
Shareholder reporting fees..........................................               68,313              97,095              18,238
Transfer agent fees.................................................               41,503              51,993               4,701
Audit and tax fees..................................................               30,171              30,068              30,500
Legal fees..........................................................               18,972                  --               3,067
Trustees' fees and expenses.........................................                6,745               7,030               6,338
Listing fees........................................................                5,297               5,104               6,552
Registration and filing fees........................................                   --              24,248                  --
Expenses previously waived or reimbursed............................                   --                  --              17,635
Other expenses......................................................               10,929              16,254               3,116
                                                                         ----------------    ----------------    ----------------
      Total expenses................................................            4,933,677           6,349,160             651,413
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           14,730,152            (773,238)          1,337,216
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................           65,570,476           5,848,983           5,755,959
      In-kind redemptions...........................................           10,502,739         316,489,995           2,946,915
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................           76,073,215         322,338,978           8,702,874
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.          191,447,205          34,243,661          18,733,553
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          267,520,420         356,582,639          27,436,427
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $    282,250,572    $    355,809,401    $     28,773,643
                                                                         ================    ================    ================


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

Page 102                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP
     GROWTH              VALUE               GROWTH              VALUE               GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)
----------------    ----------------    ----------------    ----------------    ----------------

$      1,030,162    $      1,547,824    $      1,891,604    $      3,165,538    $      1,962,487
          62,789               5,316             123,307              35,605             290,133
              (4)             (1,365)                 --              (1,945)               (111)
----------------    ----------------    ----------------    ----------------    ----------------
       1,092,947           1,551,775           2,014,911           3,199,198           2,252,509
----------------    ----------------    ----------------    ----------------    ----------------

       1,007,781             534,319 (a)       3,038,601 (a)       1,257,285 (a)       2,203,504 (a)
         104,723                  --                  --                  --                  --
          27,656                  --                  --                  --                  --
          42,582                  --                  --                  --                  --
          30,212                  --                  --                  --                  --
          10,090                  --                  --                  --                  --
          30,311                  --                  --                  --                  --
           5,075                  --                  --                  --                  --
           6,434                  --                  --                  --                  --
           6,588                  --                  --                  --                  --
              --                  --                  --                  --                  --
              --                  --                  --                  --                  --
           4,743                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------
       1,276,195             534,319           3,038,601           1,257,285           2,203,504
----------------    ----------------    ----------------    ----------------    ----------------
        (183,248)          1,017,456          (1,023,690)          1,941,913              49,005
----------------    ----------------    ----------------    ----------------    ----------------

       1,777,759            (917,911)        (13,776,493)         (5,113,139)         (9,094,086)
      63,170,244          10,638,941         184,793,795          48,842,840          97,003,065
----------------    ----------------    ----------------    ----------------    ----------------
      64,948,003           9,721,030         171,017,302          43,729,701          87,908,979
----------------    ----------------    ----------------    ----------------    ----------------
       7,972,067          12,493,205         (13,848,396)          6,337,206          14,992,709
----------------    ----------------    ----------------    ----------------    ----------------
      72,920,070          22,214,235         157,168,906          50,066,907         102,901,688
----------------    ----------------    ----------------    ----------------    ----------------

$     72,736,822    $     23,231,691    $    156,145,216    $     52,008,820    $    102,950,693
================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2021          7/31/2020          7/31/2021          7/31/2020
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $     9,839,435    $    17,509,928    $     6,365,577    $     9,831,102
Net realized gain (loss)................................      197,373,767        (10,784,655)       182,010,495        (71,357,094)
Net change in unrealized appreciation (depreciation)....      146,237,892        (46,535,745)       136,431,833        (23,184,194)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      353,451,094        (39,810,472)       324,807,905        (84,710,186)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (9,797,516)       (18,540,837)        (7,128,332)       (11,195,657)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      483,630,605        240,421,955        626,570,191          6,753,067
Cost of shares redeemed.................................     (562,355,482)      (691,769,709)      (506,859,355)      (208,111,148)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      (78,724,877)      (451,347,754)       119,710,836       (201,358,081)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................      264,928,701       (509,699,063)       437,390,409       (297,263,924)

NET ASSETS:
Beginning of period.....................................      924,979,826      1,434,678,889        589,912,453        887,176,377
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $ 1,189,908,527    $   924,979,826    $ 1,027,302,862    $   589,912,453
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       14,850,002         23,100,002          9,100,002         12,700,002
Shares sold.............................................        6,100,000          3,700,000          7,250,000            100,000
Shares redeemed.........................................       (7,250,000)       (11,950,000)        (6,000,000)        (3,700,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................       13,700,002         14,850,002         10,350,002          9,100,002
                                                          ===============    ===============    ===============    ===============


Page 104                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended      Year Ended       Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
    7/31/2021       7/31/2020       7/31/2021        7/31/2020       7/31/2021        7/31/2020       7/31/2021        7/31/2020
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $    5,509,309   $    4,460,056  $   14,730,152   $   19,367,531  $     (773,238)  $    7,413,475  $    1,337,216   $    1,323,010
    191,192,225      (87,384,504)     76,073,215     (106,433,068)    322,338,978       41,472,460       8,702,874       (9,388,387)
     92,126,425       13,740,440     191,447,205      (56,133,633)     34,243,661       80,486,123      18,733,553       (2,828,463)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    288,827,959      (69,184,008)    282,250,572     (143,199,170)    355,809,401      129,372,058      28,773,643      (10,893,840)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (5,553,651)      (5,394,021)    (14,484,287)     (23,055,097)       (444,000)      (8,241,982)     (1,263,172)      (1,551,937)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    760,120,351       32,895,792     230,930,876       25,870,706     934,609,338      230,961,993      99,958,491               --
   (523,165,471)    (163,765,527)    (49,732,235)    (409,169,376) (1,085,011,131)    (404,670,821)    (11,914,066)     (20,467,579)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    236,954,880     (130,869,735)    181,198,641     (383,298,670)   (150,401,793)    (173,708,828)     88,044,425      (20,467,579)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    520,229,188     (205,447,764)    448,964,926     (549,552,937)    204,963,608      (52,578,752)    115,554,896      (32,913,356)

    397,470,399      602,918,163     617,015,891    1,166,568,828     989,146,984    1,041,725,736      51,387,333       84,300,689
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  917,699,587   $  397,470,399  $1,065,980,817   $  617,015,891  $1,194,110,592   $  989,146,984  $   66,942,229   $   51,387,333
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

      7,100,002        9,750,002      13,300,002       22,100,002      12,050,002       14,600,002       1,100,002        1,550,002
      9,350,000          600,000       3,800,000          500,000       9,900,000        3,000,000       1,450,000               --
     (6,400,000)      (3,250,000)       (900,000)      (9,300,000)    (11,350,000)      (5,550,000)       (200,000)        (450,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     10,050,002        7,100,002      16,200,002       13,300,002      10,600,002       12,050,002       2,350,002        1,100,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST                          FIRST TRUST
                                                                   MULTI CAP GROWTH                      MID CAP VALUE
                                                                   ALPHADEX(R) FUND                       ALPHADEX(R) FUND
                                                                        (FAD)                                (FNK)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2021          7/31/2020          7/31/2021          7/31/2020
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $      (183,248)   $       951,302    $     1,017,456    $       931,139
Net realized gain (loss)................................       64,948,003            500,664          9,721,030         (8,378,179)
Net change in unrealized appreciation (depreciation)....        7,972,067         10,219,297         12,493,205        (2,884,268)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       72,736,822         11,671,263         23,231,691        (10,331,308)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................         (257,400)        (1,097,351)          (943,116)        (1,096,681)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      160,211,179         66,588,015        133,213,906         21,058,255
Cost of shares redeemed.................................     (181,828,533)       (92,750,744)       (49,365,250)       (30,467,047)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      (21,617,354)       (26,162,729)        83,848,656         (9,408,792)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................       50,862,068        (15,588,817)       106,137,231        (20,836,781)

NET ASSETS:
Beginning of period.....................................      170,366,663        185,955,480         34,636,290         55,473,071
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $   221,228,731    $   170,366,663    $   140,773,521    $    34,636,290
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        2,050,002          2,450,002          1,250,002          1,600,002
Shares sold.............................................        1,550,000            850,000          3,100,000            700,000
Shares redeemed.........................................       (1,750,000)        (1,250,000)        (1,200,000)        (1,050,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        1,850,002          2,050,002          3,150,002          1,250,002
                                                          ===============    ===============    ===============    ===============


Page 106                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)
 -------------------------------  -------------------------------  -------------------------------
   Year Ended      Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
    7/31/2021       7/31/2020        7/31/2021        7/31/2020        7/31/2021        7/31/2020
 --------------   --------------  --------------   --------------  --------------   --------------

 $   (1,023,690)  $      696,609  $    1,941,913   $      632,126  $       49,005   $      857,714
    171,017,302       (8,655,479)     43,729,701      (15,405,299)     87,908,979      (31,811,152)
    (13,848,396)      37,231,806       6,337,206        4,825,237      14,992,709        3,251,788
 --------------   --------------  --------------   --------------  --------------   --------------

    156,145,216       29,272,936      52,008,820       (9,947,936)    102,950,693      (27,701,650)
 --------------   --------------  --------------   --------------  --------------   --------------

     (1,105,830)        (906,911)     (1,841,246)        (854,116)       (269,720)        (937,821)
 --------------   --------------  --------------   --------------  --------------   --------------

    534,511,489      120,090,749     385,564,740       12,338,992     485,985,913       12,604,591
   (564,127,777)    (120,133,429)   (212,916,907)     (16,020,220)   (340,543,806)    (116,112,612)
 --------------   --------------  --------------   --------------  --------------   --------------

    (29,616,288)         (42,680)    172,647,833       (3,681,228)    145,442,107     (103,508,021)
 --------------   --------------  --------------   --------------  --------------   --------------
    125,423,098       28,323,345     222,815,407      (14,483,280)    248,123,080     (132,147,492)

    338,149,022      309,825,677      46,175,790       60,659,070     146,703,838      278,851,330
 --------------   --------------  --------------   --------------  --------------   --------------
 $  463,572,120   $  338,149,022  $  268,991,197   $   46,175,790  $  394,826,918   $  146,703,838
 ==============   ==============  ==============   ==============  ==============   ==============

      6,600,002        6,650,002       1,500,002        1,750,002       3,300,002        5,950,002
      8,350,000        2,600,000       8,200,000          350,000       7,450,000          300,000
     (8,650,000)      (2,650,000)     (4,350,000)        (600,000)     (5,200,000)      (2,950,000)
 --------------   --------------  --------------   --------------  --------------   --------------
      6,300,002        6,600,002       5,350,002        1,500,002       5,550,002        3,300,002
 ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    62.29    $    62.11    $    60.79    $    54.07    $    46.93
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.71          0.93          0.77          0.69          0.61
Net realized and unrealized gain (loss)              24.55          0.20          1.28          6.69          7.16
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     25.26          1.13          2.05          7.38          7.77
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.70)        (0.95)        (0.73)        (0.66)        (0.63)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    86.85    $    62.29    $    62.11    $    60.79    $    54.07
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     40.77%         1.95%         3.48%        13.72%        16.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,189,909    $  924,980    $1,434,679    $1,540,924    $1,554,447
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.59%         0.60%         0.61%         0.61%
Ratio of net expenses to average net assets           0.59%         0.59%         0.60%         0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 0.94%         1.49%         1.29%         1.17%         1.21%
Portfolio turnover rate (b)                             91%          104%          102%           87%           90%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    64.83    $    69.86    $    69.63    $    59.91    $    52.80
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.70          0.85          0.63          0.61          0.56
Net realized and unrealized gain (loss)              34.51         (4.93)         0.16          9.71          7.12
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     35.21         (4.08)         0.79         10.32          7.68
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.78)        (0.95)        (0.56)        (0.60)        (0.57)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    99.26    $    64.83    $    69.86    $    69.63    $    59.91
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     54.62%        (5.86)%        1.22%        17.30%        14.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,027,303    $  589,912    $  887,176    $  901,732    $  697,995
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.60%         0.61%         0.62%         0.63%
Ratio of net expenses to average net assets           0.59%         0.60%         0.61%         0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 0.79%         1.32%         0.94%         0.94%         1.00%
Portfolio turnover rate (b)                            114%          115%          114%          101%          103%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 108                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    55.98    $    61.84    $    66.80    $    56.23    $    48.91
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.61          0.51          0.60          0.52          0.41
Net realized and unrealized gain (loss)              35.35         (5.75)        (4.98)        10.53          7.40
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     35.96         (5.24)        (4.38)        11.05          7.81
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.63)        (0.62)        (0.58)        (0.48)        (0.49)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    91.31    $    55.98    $    61.84    $    66.80    $    56.23
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     64.45%        (8.55)%       (6.52)%       19.72%(b)     16.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  917,700    $  397,470    $  602,918     $ 728,102    $  491,997
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.60%         0.61%         0.62%         0.63%         0.63%
Ratio of net expenses to average net assets           0.60%         0.61%         0.62%         0.63%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 0.77%         0.93%         0.96%         0.87%         0.78%
Portfolio turnover rate (c)                            116%          123%          117%          116%          111%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.39    $    52.79    $    54.07    $    50.94    $    41.98
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.01          1.11          1.02          1.02          0.77
Net realized and unrealized gain (loss)              19.41         (6.28)        (1.43)         3.08          8.96
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     20.42         (5.17)        (0.41)         4.10          9.73
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.01)        (1.23)        (0.87)        (0.97)        (0.77)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    65.80    $    46.39    $    52.79    $    54.07    $    50.94
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     44.43%        (9.84)%       (0.65)%        8.12%        23.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,065,981    $  617,016    $1,166,569    $1,146,354    $1,056,997
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.60%         0.60%         0.61%         0.62%
Ratio of net expenses to average net assets           0.59%         0.60%         0.60%         0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 1.76%         2.12%         1.99%         1.92%         1.63%
Portfolio turnover rate (c)                             91%           94%           96%           82%           72%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    82.09    $    71.35    $    66.91    $    55.88    $    51.56
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.07)         0.55          0.37          0.23          0.33
Net realized and unrealized gain (loss)              30.67         10.80          4.39         11.03          4.33
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     30.60         11.35          4.76         11.26          4.66
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.04)        (0.61)        (0.32)        (0.23)        (0.34)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $   112.65    $    82.09    $    71.35    $    66.91    $    55.88
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     37.30%        16.10%         7.16%        20.19%         9.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,194,111    $  989,147    $1,041,726    $  899,998    $  650,949
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.59%         0.60%         0.61%         0.61%         0.62%
Ratio of net expenses to average net assets           0.59%         0.60%         0.61%         0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                                (0.07)%        0.76%         0.56%         0.36%         0.63%
Portfolio turnover rate (b)                            116%          138%          132%          119%          148%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.72    $    54.39    $    57.35    $    52.84    $    44.91
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.84          0.95          0.92          0.96          0.73
Net realized and unrealized gain (loss)              24.34         (7.54)        (3.04)         4.45          7.96
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     25.18         (6.59)        (2.12)         5.41          8.69
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.86)        (1.08)        (0.84)        (0.90)        (0.76)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    71.04    $    46.72    $    54.39    $    57.35    $    52.84
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     54.35%       (12.24)%       (3.62)%       10.30%        19.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  166,942    $   51,387    $   84,301    $   91,766    $  110,959
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.69%         0.74%         0.73%         0.70%         0.66%
Ratio of net expenses to average net assets           0.69%         0.70%         0.70%         0.70%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.43%         1.86%         1.69%         1.67%         1.45%
Portfolio turnover rate (b)                             92%           98%           96%           89%           81%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 110                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    83.11    $    75.90    $    72.71    $    59.33    $    53.31
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.11)         0.42          0.22          0.12          0.25
Net realized and unrealized gain (loss)              36.71          7.27          3.14         13.40          6.04
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     36.60          7.69          3.36         13.52          6.29
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.13)        (0.48)        (0.17)        (0.14)        (0.27)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $   119.58    $    83.11    $    75.90    $    72.71    $    59.33
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     44.10%        10.23%         4.65%        22.82%        11.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  221,229    $  170,367    $  185,955    $  192,685    $  103,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63%         0.63%         0.66%         0.69%         0.70%
Ratio of net expenses to average net assets           0.63%         0.63%         0.66%         0.69%         0.70%
Ratio of net investment income (loss) to
   average net assets                                (0.09)%        0.56%         0.31%         0.18%         0.44%
Portfolio turnover rate (b)                            104%          123%          130%          118%          142%


(a)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)  Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    27.71    $    34.67    $    36.71    $    33.65    $    29.47
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.54          0.63          0.51          0.58          0.44
Net realized and unrealized gain (loss)              16.98         (6.86)        (2.10)         3.04          4.17
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     17.52         (6.23)        (1.59)         3.62          4.61
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.54)        (0.73)        (0.45)        (0.56)        (0.43)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    44.69    $    27.71    $    34.67    $    36.71    $    33.65
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     63.76%       (18.19)%       (4.26)%       10.80%        15.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  140,774    $   34,636    $   55,473    $   49,565    $   57,201
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.33%         2.04%         1.49%         1.61%         1.31%
Portfolio turnover rate (b)                            102%          107%          113%           94%           95%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    51.23    $    46.59    $    43.80    $    35.07    $    31.22
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (0.18)         0.11          0.04          0.03          0.15
Net realized and unrealized gain (loss)              22.69          4.67          2.77          8.75          3.87
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     22.51          4.78          2.81          8.78          4.02
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.16)        (0.14)        (0.02)        (0.05)        (0.17)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    73.58    $    51.23    $    46.59    $    43.80    $    35.07
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     44.02%        10.28%         6.43%        25.06%        12.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  463,572    $  338,149    $  309,826    $  214,639    $   94,700
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                (0.24)%        0.23%         0.09%         0.02%         0.48%
Portfolio turnover rate (b)                            138%          135%          144%          124%          153%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 112                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    30.78    $    34.66    $    38.98    $    34.33    $    30.19
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.45          0.38          0.57          0.48          0.41
Net realized and unrealized gain (loss)              19.52         (3.75)        (4.36)         4.60          4.23
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     19.97         (3.37)        (3.79)         5.08          4.64
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.47)        (0.51)        (0.53)        (0.43)        (0.50)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    50.28    $    30.78    $    34.66    $    38.98    $    34.33
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     65.22%        (9.83)%       (9.69)%       14.86%(b)     15.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  268,991    $   46,176    $   60,659    $   76,003    $   61,802
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.08%         1.18%         1.58%         1.28%         1.22%
Portfolio turnover rate (c)                            109%          120%          120%          123%          110%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2021          2020          2019          2018          2017
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    44.46    $    46.87    $    48.79    $    38.83    $    33.24
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.03          0.17          0.02          0.06          0.05
Net realized and unrealized gain (loss)              26.72         (2.40)        (1.93)         9.97          5.63
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     26.75         (2.23)        (1.91)        10.03          5.68
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.07)        (0.18)        (0.01)        (0.07)        (0.09)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    71.14    $    44.46    $    46.87    $    48.79    $    38.83
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     60.24%        (4.79)%       (3.90)%       25.85%(d)     17.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  394,827    $  146,704    $  278,851    $  361,010    $  116,483
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.02%         0.44%         0.04%         0.11%         0.12%
Portfolio turnover rate (c)                            151%          137%          152%          141%          162%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

                        See Notes to Financial Statements               Page 113


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the eleven Style Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Style
Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX")
        First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX")
        First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX")
        First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA")
        First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC")
        First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB")
        First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD")
        First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK")
        First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY")
        First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT")
        First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                                                                        Page 115


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FYC.
The Bank of New York Mellon ("BNYM") acts as FYC's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2021, all the Funds except FNK had securities in the securities lending program. During the fiscal year ended July 31, 2021, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2021, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $   9,797,516             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,128,332                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      5,553,651                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    14,484,287                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                      444,000                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,263,172                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      257,400                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                         943,116                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                      1,105,830                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                     1,841,246                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                      269,720                        --                        --


                                                                        Page 117


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2020, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  18,540,837             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                       11,195,657                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      5,394,021                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    23,055,097                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                    8,241,982                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,551,937                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                    1,097,351                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                       1,096,681                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        906,911                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                       854,116                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                      937,821                        --                        --


As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $    1,049,775          $ (303,084,751)         $  220,860,126
First Trust Mid Cap Core AlphaDEX(R) Fund                            2,028,628            (247,079,697)            171,605,539
First Trust Small Cap Core AlphaDEX(R) Fund                            402,457            (274,336,950)            116,383,070
First Trust Large Cap Value AlphaDEX(R) Fund                         1,665,771            (242,439,226)            154,059,046
First Trust Large Cap Growth AlphaDEX(R) Fund                         (372,692)           (180,097,920)            255,709,298
First Trust Multi Cap Value AlphaDEX(R) Fund                           177,769             (36,126,007)             15,232,553
First Trust Multi Cap Growth AlphaDEX(R) Fund                         (142,880)            (39,788,845)             46,552,682
First Trust Mid Cap Value AlphaDEX(R) Fund                             127,956             (27,908,554)              7,910,927
First Trust Mid Cap Growth AlphaDEX(R) Fund                         (1,059,445)            (85,780,406)             56,445,500
First Trust Small Cap Value AlphaDEX(R) Fund                           191,228             (40,835,627)              4,035,388
First Trust Small Cap Growth AlphaDEX(R) Fund                          (14,356)           (121,019,011)             38,650,038


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019,
2020, and 2021 remain open to federal and state audit. As of July 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021


                                                     Non-Expiring
                                                     Capital Loss
                                                     Carryforwards
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $ 303,084,751
First Trust Mid Cap Core AlphaDEX(R) Fund              247,079,697
First Trust Small Cap Core AlphaDEX(R) Fund            274,336,950
First Trust Large Cap Value AlphaDEX(R) Fund           242,439,226
First Trust Large Cap Growth AlphaDEX(R) Fund          180,097,920
First Trust Multi Cap Value AlphaDEX(R) Fund            36,126,007
First Trust Multi Cap Growth AlphaDEX(R) Fund           39,788,845
First Trust Mid Cap Value AlphaDEX(R) Fund              27,908,554
First Trust Mid Cap Growth AlphaDEX(R) Fund             85,780,406
First Trust Small Cap Value AlphaDEX(R) Fund            40,835,627
First Trust Small Cap Growth AlphaDEX(R) Fund          121,019,011


During the taxable year ended July 31, 2021, the following Funds utilized post-enactment capital loss carryforwards in the following amounts:


                                                     Capital Loss
                                                     Carryforward
                                                       Utilized
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $  29,292,111
First Trust Mid Cap Core AlphaDEX(R) Fund               19,934,641
First Trust Small Cap Core AlphaDEX(R) Fund             20,317,248
First Trust Large Cap Value AlphaDEX(R) Fund            65,638,208
First Trust Large Cap Growth AlphaDEX(R) Fund           10,654,938
First Trust Multi Cap Value AlphaDEX(R) Fund             6,043,006
First Trust Multi Cap Growth AlphaDEX(R) Fund            2,805,004
First Trust Mid Cap Value AlphaDEX(R) Fund                      --
First Trust Mid Cap Growth AlphaDEX(R) Fund                     --
First Trust Small Cap Value AlphaDEX(R) Fund                    --
First Trust Small Cap Growth AlphaDEX(R) Fund                   --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the following
Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows.


                                                                        Qualified Late Year Losses
                                                                        --------------------------
                                                             Ordinary Losses                   Capital Losses
                                                            -----------------                 ----------------
First Trust Large Cap Growth AlphaDEX(R) Fund                $       372,692                   $           --
First Trust Multi Cap Growth AlphaDEX(R) Fund                        142,880                               --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        1,059,445                               --
First Trust Small Cap Growth AlphaDEX(R) Fund                         14,356                               --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2021, the adjustments for each Fund were as follows:

                                                                        Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021


                                                                             Accumulated
                                                     Accumulated             Net Realized
                                                    Net Investment           Gain (Loss)               Paid-in
                                                    Income (Loss)           on Investments             Capital
                                                   ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund         $           --          $ (169,350,934)         $  169,350,934
First Trust Mid Cap Core AlphaDEX(R) Fund                2,205,464            (164,635,436)            162,429,972
First Trust Small Cap Core AlphaDEX(R) Fund                     --            (172,727,201)            172,727,201
First Trust Large Cap Value AlphaDEX(R) Fund                    --             (10,131,109)             10,131,109
First Trust Large Cap Growth AlphaDEX(R) Fund              844,546            (312,709,896)            311,865,350
First Trust Multi Cap Value AlphaDEX(R) Fund                (5,619)             (2,857,178)              2,862,797
First Trust Multi Cap Growth AlphaDEX(R) Fund              317,374             (62,545,628)             62,228,254
First Trust Mid Cap Value AlphaDEX(R) Fund                  (2,153)             (9,938,273)              9,940,426
First Trust Mid Cap Growth AlphaDEX(R) Fund              1,202,372            (181,459,494)            180,257,122
First Trust Small Cap Value AlphaDEX(R) Fund                    --             (46,635,258)             46,635,258
First Trust Small Cap Growth AlphaDEX(R) Fund              206,359             (91,666,445)             91,460,086


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund,
First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value
AlphaDEX(R) Fund and First Trust Small Cap Growth AlphaDEX(R) Fund (the "Unitary
Fee Funds"), for which expenses other than excluded expenses (discussed in Note
3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with
Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the
Unitary Fee Funds, are required to pay licensing fees, which are shown on the
Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core
AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large
Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First
Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each
Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement
("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such
Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses)
exceed 0.70% of average daily net assets per year (the "Expense Cap"). These
Funds will have the Expense Cap in effect until at least November 30, 2022.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

The advisory fee waivers and expense reimbursements for the fiscal year ended
July 31, 2021 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                  Fees Waived or Expenses Borne by First Trust
                                                                               Subject to Recovery
                                                              -----------------------------------------------------
                                Advisory         Expense      Year Ended    Year Ended    Year Ended
                               Fee Waivers   Reimbursements    7/31/2019     7/31/2020     7/31/2021       Total
                               -----------   --------------   -----------   -----------   -----------   -----------
First Trust Multi Cap Value
   AlphaDEX(R) Fund            $        --   $           --   $     5,579   $    27,452   $        --   $    33,031


During the fiscal year ended July 31, 2021, First Trust recovered fees that were previously waived from First Trust Multi Cap Value AlphaDEX(R) Fund of $17,635.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCH6ASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   952,225,693      $   949,088,512
First Trust Mid Cap Core AlphaDEX(R) Fund                             910,541,611          910,171,221
First Trust Small Cap Core AlphaDEX(R) Fund                           811,261,269          808,165,498
First Trust Large Cap Value AlphaDEX(R) Fund                          753,057,034          752,319,823
First Trust Large Cap Growth AlphaDEX(R) Fund                       1,237,468,491        1,237,876,695
First Trust Multi Cap Value AlphaDEX(R) Fund                           86,323,783           86,052,382
First Trust Multi Cap Growth AlphaDEX(R) Fund                         207,901,012          207,955,427
First Trust Mid Cap Value AlphaDEX(R) Fund                             76,146,392           75,726,403
First Trust Mid Cap Growth AlphaDEX(R) Fund                           589,910,184          589,612,237
First Trust Small Cap Value AlphaDEX(R) Fund                          191,776,930          190,319,093
First Trust Small Cap Growth AlphaDEX(R) Fund                         461,996,088          461,471,168


                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

For the fiscal year ended July 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   482,873,750      $   563,562,446
First Trust Mid Cap Core AlphaDEX(R) Fund                             624,984,610          505,755,219
First Trust Small Cap Core AlphaDEX(R) Fund                           759,485,630          524,697,561
First Trust Large Cap Value AlphaDEX(R) Fund                          230,489,849           49,627,944
First Trust Large Cap Growth AlphaDEX(R) Fund                         934,580,367        1,085,145,409
First Trust Multi Cap Value AlphaDEX(R) Fund                           99,677,985           11,877,517
First Trust Multi Cap Growth AlphaDEX(R) Fund                         159,961,295          181,891,328
First Trust Mid Cap Value AlphaDEX(R) Fund                            132,887,168           49,298,444
First Trust Mid Cap Growth AlphaDEX(R) Fund                           534,086,617          565,237,573
First Trust Small Cap Value AlphaDEX(R) Fund                          384,756,482          213,379,374
First Trust Small Cap Growth AlphaDEX(R) Fund                         485,898,682          340,962,582


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2021

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 123


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R)
Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value
AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust
Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund,
First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth
AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, and First Trust
Small Cap Growth AlphaDEX(R) Fund (the "Funds"), each a series of the First
Trust Exchange-Traded AlphaDEX(R) Fund, including the portfolios of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 23, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                         100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                        96.51%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                        100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                       100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                       95.85%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%


For the taxable year ended July 31, 2021, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:


                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                         100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                        100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                       100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%


A portion of each of the First Trust Exchange-Traded AlphaDEX(R) Style Funds'
2021 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2021, may be eligible for the
Qualified Business Income Deduction (QBI) under the Internal Revenue Code of
1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                                                                        Page 125


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity;

                                                                        Page 127

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of the
First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2020, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,401,225.
This figure is comprised of $143,706 paid (or to be paid) in fixed compensation and $2,257,519 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$1,253,865 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $1,147,360 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following eleven series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
        First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
        First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
        First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
        First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
        First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
        First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
        First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
        First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
        First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
        First Trust Small Cap Value AlphaDEX(R) Fund (FYT)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory or unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds
(the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory or unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board

                                                                        Page 129


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

For FEX, FNX, FYX, FAD, FAB, FTC and FTA (the "Non-Unitary Fee Funds"), the
Board considered the advisory fee rate payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary
Fee Fund through November 30, 2022. For each Non-Unitary Fee Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the
Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation.

For FNY, FNK, FYC and FYT (the "Unitary Fee Funds"), the Board considered the unitary fee rate payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.

The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Non-Unitary Fee Fund and the unitary fee rate for each Unitary Fee Fund were above the median total (net)
expense ratio of the peer funds in each Fund's respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable
ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each
Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX(R) stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by
Broadridge comparing each Fund's performance to that of its respective
Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2021 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Unitary Fee Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the
Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The
Board considered that the Advisor had identified as a fall-out benefit to the
Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the
Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                        Page 131


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                  THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                   FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           211         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            211         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         211         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           211         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               211         None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)


                              POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                  AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief            o Indefinite Term       Managing Director and Chief Financial Officer
(1966)                Executive Officer                                      (January 2016 to Present), Controller (January 2011
                                                     o Since January 2016    to January 2016), Senior Vice President (April 2007 to
                                                                             January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer (January
                                                                             2016 to Present), BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial     o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief Accounting                           President (April 2012 to July 2016), First Trust
                      Officer                        o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief            o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
                                                     o Since Inception       BondWave LLC; Secretary,Stonebridge Advisors
                                                                             LLC

Daniel J. Lindquist   Vice President                 o Indefinite Term       Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Kristi A. Maher       Chief Compliance Officer       o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                     o Chief Compliance
                                                       Officer Since
                                                       January 2011

                                                     o Assistant Secretary
                                                       Since Inception

Roger F. Testin       Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception

Stan Ueland           Vice President                 o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                     o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                        Page 133


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2021 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2021

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

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

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Style Funds

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $399,000 for the fiscal year ended July 31, 2020 and $380,000 for the fiscal year ended July 31, 2021.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2021.

Audit-Related Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2021.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $62,950.00 for the fiscal year ended July 31, 2020 and $63,177.00 for the fiscal year ended July 31, 2021. These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

Tax Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s advisor and distributor were $0 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2021.

(d) All Other Fees (Registrant) -- All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2021.

All Other Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment advisor and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Advisor and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year ended July 31, 2020, were $62,950 for the registrant, $47,170 for the registrant’s investment advisor and $70,330 for the registrant’s distributor, and for the fiscal year ended July 31, 2021 were $63,177 for the registrant, $23,200 for the registrant’s investment advisor and $29,500 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 7, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 7, 2021